      AIM INTERNATIONAL EMERGING
      GROWTH FUND
      --------------------------------------------------------------------------

      AIM International Emerging Growth Fund seeks to provide long-term growth of capital.

                                                     AIM--Registered Trademark--

      PROSPECTUS
      DECEMBER 20, 2002

                                     This prospectus contains important
                                     information about Class A, B, and C shares of the fund. Please read it before investing and keep it for future reference.

                                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                     Investments in the fund:
                                        - are not FDIC insured;
                                        - may lose value; and
                                        - are not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE
      --Registered Trademark--                    --Registered Trademark--

                     --------------------------------------
                     AIM INTERNATIONAL EMERGING GROWTH FUND
                     --------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              3
------------------------------------------------------

Annual Total Return                                  3

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------

Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------

The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------

Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-5

Exchanging Shares                                  A-8

Pricing of Shares                                 A-10

Taxes                                             A-10

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                     --------------------------------------
                     AIM INTERNATIONAL EMERGING GROWTH FUND
                     --------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet its objective by investing at least 65% of its total assets in securities of small and mid-sized international companies. The fund considers a company to be a small-capitalization or mid-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell MidCap(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell MidCap Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000(R) Index. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants. Under normal conditions, the top 10 holdings may comprise up to one-third of the fund's total assets.

  At least 65% of the fund's total assets will be invested in securities of companies located in countries outside of the United States. The fund will normally invest in companies located in at least four countries outside of the United States. The fund may invest up to 35% of its total assets in the securities of foreign companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest up to 35% of its total assets in securities of U.S. companies.

  The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of foreign issuers. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  The portfolio managers purchase securities of companies that have experienced, or that they believe have the potential for, above-average, long-term growth. In selecting countries in which the fund will invest, the portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

  The fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than a diversified fund can. With respect to 50% of its assets, a non-diversified fund is permitted to invest more than 5% of its assets in the securities of any one issuer.

  In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

  The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

  The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

                     --------------------------------------
                     AIM INTERNATIONAL EMERGING GROWTH FUND
                     --------------------------------------

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

  The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

  A large percentage of the fund's assets may be invested in a limited number of securities. In addition, as a non-diversified fund, the fund will invest in fewer securities than if it were a diversified fund. As a result, a change in the value of these securities could significantly affect the value of your investment in the fund.

  The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

  An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                     --------------------------------------
                     AIM INTERNATIONAL EMERGING GROWTH FUND
                     --------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

The following bar chart shows the performance of the fund's Class A shares. The bar chart does not reflect sales loads. If it did, the annual total return shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
2001...................................................................  -10.48%


    The Class A shares' year-to-date total return as of March 31, 2002 was 7.46%.

    During the period shown in the bar chart, the highest quarterly return was 21.34% (quarter ended December 31, 2001) and the lowest quarterly return was -17.19% (quarter ended March 31, 2001).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.

AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------
         (for the periods ended                            SINCE           INCEPTION
           December 31, 2001)                1 YEAR      INCEPTION            DATE
----------------------------------------------------------------------------------------
Class A                                                                      08/31/00
  Return Before Taxes                        (15.37)%       (25.57)%
  Return After Taxes on Distributions        (15.53)        (25.68)
  Return After Taxes on Distributions
     and Sale of Fund Shares                  (9.36)        (20.30)
Class B                                                                      08/31/00
  Return Before Taxes                        (15.52)        (25.21)
Class C                                                                      08/31/00
  Return Before Taxes                        (11.96)        (22.88)
----------------------------------------------------------------------------------------
MSCI EAFE--Registered Trademark--
  Index(1) (reflects no deduction for
  fees, expenses, or taxes)                  (21.44)        (21.25)(2)       08/31/00(2)
----------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.

(1) The Morgan Stanley Capital International Europe, Australasia, and Far East Index measures performance of global stock markets in 20 developed countries.
(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                     --------------------------------------
                     AIM INTERNATIONAL EMERGING GROWTH FUND
                     --------------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                   CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                 5.50%      None       None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds, whichever is less)         None(1,2)  5.00%      1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                  CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
Management Fees                                     0.95%      0.95%      0.95%

Distribution and/or Service (12b-1) Fees            0.35       1.00       1.00

Interest                                            0.02       0.02       0.02

Other Expenses(3)                                   3.25       3.25       3.25

Total Annual Fund Operating Expenses                4.57%      5.22%      5.22%
Fee Waivers(4,5)                                    2.55       2.55       2.55
Net Expenses                                        2.02       2.67       2.67
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) There is no guarantee that actual expenses will be the same as those shown in the table.
(4) Other Expenses and Fee Waivers have been restated to reflect expense arrangements in effect as of March 4, 2002.
(5) The investment advisor has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A shares to 2.00% (e.g., if AIM waives 2.55% of Class A expenses, AIM will also waive 2.55% of Class B and Class C expenses). The expense limitation agreement is in effect from July 1, 2002 through June 30, 2003.

You may also be charged a transaction or other fee by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                    $  983   $1,854    $2,733     $4,963
Class B                                     1,021    1,861     2,796      5,041
Class C                                       621    1,561     2,596      5,163
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $983    $1,854    $2,733     $4,963
Class B                                      521     1,561     2,596      5,041
Class C                                      521     1,561     2,596      5,163
--------------------------------------------------------------------------------

                     --------------------------------------
                     AIM INTERNATIONAL EMERGING GROWTH FUND
                     --------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 175 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

The advisor is to receive a fee from the fund calculated at the annual rate of 0.95% of average daily net assets. However, during the fiscal year ended December 31, 2001, the advisor did not receive any compensation due to voluntary expense limitation arrangements between the advisor and the fund.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Jason T. Holzer (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 1996.

- Barrett K. Sides (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 1990.

- Shuxin Cao, Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 1997.

- Borge Endresen, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1999. Prior to 1999, he was a full time student.

They are assisted by the Asia Pacific and Europe/Canada Teams. More information on the fund's management team may be found on our website
(http://www.aimfunds.com).

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM International Emerging Growth Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                     --------------------------------------
                     AIM INTERNATIONAL EMERGING GROWTH FUND
                     --------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                   CLASS A
                                                              --------------------------------------------------
                                                                                                   AUGUST 31,
                                                                                                      2000
                                                                                                (DATE OPERATIONS
                                                              SIX MONTHS                           COMMENCED)
                                                                ENDED          YEAR ENDED              TO
                                                               JUNE 30,       DECEMBER 31,        DECEMBER 31,
                                                                 2002             2001                2000
                                                              ----------      ------------      ----------------
Net asset value, beginning of period                           $  7.10          $  7.97             $ 10.00
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)(a)        (0.08)(a)           (0.03)(a)
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.95            (0.76)              (2.00)
================================================================================================================
    Total from investment operations                              0.93            (0.84)              (2.03)
================================================================================================================
Less dividends from net investment income                           --            (0.03)                 --
================================================================================================================
Net asset value, end of period                                 $  8.03          $  7.10             $  7.97
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                                  13.10%          (10.48)%            (20.30)%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $14,260          $ 5,202             $ 5,625
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers and expense reimbursements                     2.00%(c)         2.02%               2.11%(d)
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                  2.97%(c)         4.55%               6.83%(d)
________________________________________________________________________________________________________________
================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.62)%(c)       (1.12)%             (1.09)%(d)
________________________________________________________________________________________________________________
================================================================================================================
Ratio of interest expense to average net assets                     --             0.02%                 --
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate                                             43%             145%                 30%
________________________________________________________________________________________________________________
================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $8,555,748.
(d) Annualized.

                     --------------------------------------
                     AIM INTERNATIONAL EMERGING GROWTH FUND
                     --------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                   CLASS B
                                                              --------------------------------------------------
                                                                                                   AUGUST 31,
                                                                                                      2000
                                                                                                (DATE OPERATIONS
                                                              SIX MONTHS                           COMMENCED)
                                                                ENDED          YEAR ENDED              TO
                                                               JUNE 30,       DECEMBER 31,        DECEMBER 31,
                                                                 2002             2001                2000
                                                              ----------      ------------      ----------------
Net asset value, beginning of period                           $  7.07          $  7.95             $ 10.00
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.05)(a)        (0.13)(a)           (0.05)(a)
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.96            (0.75)              (2.00)
================================================================================================================
    Total from investment operations                              0.91            (0.88)              (2.05)
================================================================================================================
Net asset value, end of period                                 $  7.98          $  7.07             $  7.95
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                                  12.87%          (11.07)%            (20.50)%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $ 4,818          $ 2,016             $ 1,992
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers and expense reimbursements                     2.59%(c)         2.72%               2.81%(d)
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                  3.56%(c)         5.25%               7.53%(d)
________________________________________________________________________________________________________________
================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.21)%(c)       (1.83)%             (1.79)%(d)
________________________________________________________________________________________________________________
================================================================================================================
Ratio of interest expense to average net assets                     --             0.02%                 --
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate                                             43%             145%                 30%
________________________________________________________________________________________________________________
================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $2,658,517.
(d) Annualized.

                     --------------------------------------
                     AIM INTERNATIONAL EMERGING GROWTH FUND
                     --------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                   CLASS C
                                                              --------------------------------------------------
                                                                                                     AUGUST
                                                                                                    31, 2000
                                                                                                (DATE OPERATIONS
                                                              SIX MONTHS                           COMMENCED)
                                                                ENDED          YEAR ENDED              TO
                                                               JUNE 30,       DECEMBER 31,        DECEMBER 31,
                                                                 2002             2001                2000
                                                              ----------      ------------      ----------------
Net asset value, beginning of period                           $  7.07          $  7.95             $ 10.00
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.05)(a)        (0.13)(a)           (0.05)(a)
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.95            (0.75)              (2.00)
================================================================================================================
    Total from investment operations                              0.90            (0.88)              (2.05)
================================================================================================================
Net asset value, end of period                                 $  7.97          $  7.07             $  7.95
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                                  12.73%          (11.07)%            (20.50)%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $ 3,644          $ 2,588             $ 2,649
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers and expense reimbursements                     2.59%(c)         2.72%               2.81%(d)
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                  3.56%(c)         5.25%               7.53%(d)
________________________________________________________________________________________________________________
================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.21)%(c)       (1.83)%             (1.79)%(d)
________________________________________________________________________________________________________________
================================================================================================================
Ratio of interest expense to average net assets                     --             0.02%                 --
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate                                             43%             145%                 30%
________________________________________________________________________________________________________________
================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,980,436.
(d) Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below:

CLASS A(1)               CLASS A3                 CLASS B                  CLASS C                  CLASS R
---------------------------------------------------------------------------------------------------------------------------
- Initial sales charge   - No initial sales       - No initial sales       - No initial sales       - No initial sales
                           charge                   charge                   charge                   charge

- Reduced or waived      - No contingent          - Contingent deferred    - Contingent deferred    - Generally, no
  initial sales charge     deferred sales charge    sales charge on          sales charge on          contingent deferred
  for certain                                       redemptions within       redemptions within       sales charge(2)
  purchases(2,3)                                    six years                one year(5)

- Generally, lower       - 12b-1 fee of 0.35%     - 12b-1 fee of 1.00%     - 12b-1 fee of 1.00%     - 12b-1 fee of 0.50%
  distribution and
  service (12b-1) fee
  than Class B, Class C
  or Class R shares
  (See "Fee Table and
  Expense Example")

                         - Does not convert to    - Converts to Class A    - Does not convert to    - Does not convert to
                           Class A shares           shares at the end of     Class A shares           Class A shares
                                                    the month which is
                                                    eight years after the
                                                    date on which shares
                                                    were purchased along
                                                    with a pro rata
                                                    portion of its
                                                    reinvested dividends
                                                    and distributions(4)

- Generally more         - Generally more         - Purchase orders        - Generally more         - Generally, only
  appropriate for          appropriate for          limited to amounts       appropriate for          available to the
  long-term investors      short-term investors     less than $250,000       short-term investors     following types of
                                                                                                      retirement plans: (i)
                                                                                                      all section 401 and
                                                                                                      457 plans, (ii)
                                                                                                      section 403 plans
                                                                                                      sponsored by section
                                                                                                      501(c)(3)
                                                                                                      organizations, and
                                                                                                      (iii) IRA rollovers
                                                                                                      from such plans if an
                                                                                                      AIM Fund was offered

Certain AIM Funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

      (1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.
      (2) A contingent deferred sales charge may apply in some cases.
      (3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.
      (4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

       AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

      (5) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

                                       A-1                            MCF--12/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------
                                           INVESTOR'S
                                          SALES CHARGE
                                  ----------------------------
AMOUNT OF INVESTMENT                AS A % OF       AS A % OF
IN SINGLE TRANSACTION(1)          OFFERING PRICE   INVESTMENT
--------------------------------------------------------------
            Less than $   25,000       5.50%          5.82%
$ 25,000 but less than $   50,000      5.25           5.54
$ 50,000 but less than $  100,000      4.75           4.99
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      3.00           3.09
$500,000 but less than $1,000,000      2.00           2.04
--------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------
                                           INVESTOR'S
                                          SALES CHARGE
                                  ----------------------------
AMOUNT OF INVESTMENT                AS A % OF       AS A % OF
IN SINGLE TRANSACTION             OFFERING PRICE   INVESTMENT
--------------------------------------------------------------
            Less than $   50,000       4.75%          4.99%
$ 50,000 but less than $  100,000      4.00           4.17
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      2.50           2.56
$500,000 but less than $1,000,000      2.00           2.04
--------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------
                                           INVESTOR'S
                                          SALES CHARGE
                                  ----------------------------
AMOUNT OF INVESTMENT                AS A % OF       AS A % OF
IN SINGLE TRANSACTION             OFFERING PRICE   INVESTMENT
--------------------------------------------------------------
            Less than $  100,000       1.00%          1.01%
$100,000 but less than $  250,000      0.75           0.76
$250,000 but less than $1,000,000      0.50           0.50
--------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE

You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

You will not pay an initial sales charge or a contingent deferred sales charge
(CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

  If you made a Large Purchase of Class A shares of Category III Funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

  If you currently own Class A shares of a Category I, II or III Fund and make additional purchases (through October 30, 2002 for Category III Funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares.) The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.
  Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

  You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

  The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE                              CLASS     CLASS
PURCHASE MADE                             B         C
--------------------------------------------------------
First                                     5%      1%
Second                                     4     None
Third                                      3     None
Fourth                                     3     None
Fifth                                      2     None
Sixth                                      1     None
Seventh and following                   None     None
--------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES

You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

MCF--12/02                             A-2

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

  Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM Fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing       $  0 ($25 per AIM Fund investment for             $25
plans, 401(k) plans, Simplified Employee Pension         salary deferrals from Savings
(SEP) accounts, Salary Reduction (SARSEP)                Plans)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)

Automatic Investment Plans                          50                                                25

IRA, Education IRA or Roth IRA                     250                                                50

All other accounts                                 500                                                50
----------------------------------------------------------------------------------------------------------------

The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

                                       A-3                            MCF--12/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS

----------------------------------------------------------------------------------------------------------
                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed account application     Mail your check and the remittance
                                and check to the transfer agent,       slip from your confirmation
                                A I M Fund Services, Inc.,             statement to the transfer agent.
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Select the AIM Bank Connection
                                methods described above.               option on your completed account
                                                                       application or complete an AIM Bank
                                                                       Connection form. Mail the
                                                                       application or form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.

By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 ($1,000 for any of the Special Opportunities Funds). You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to a Special Opportunities Fund is $1,000. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

MCF--12/02                             A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a contingent deferred sales charge (CDSC) upon redemption, as described below.

       SHARES
     INITIALLY
     PURCHASED               SHARES HELD AFTER AN EXCHANGE
--------------------  -------------------------------------------
- Class A shares of   - Class A shares of Category I or II Fund
Category I or II      - Class A shares of Category III Fund(1)
Fund                  - AIM Cash Reserve
                        Shares of AIM
                        Money Market Fund

- Class A shares of   - Class A shares of Category III Fund(1)
  Category III        - Class A shares of
  Fund(1)               AIM Tax-Exempt Cash Fund
                      - AIM Cash Reserve Shares of AIM
                        Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category I    Fund                    months of initial
  or II Fund  - Class A shares of       purchase of
                Category III            Category I or II
                Fund(1)                 Fund shares
              - AIM Cash Reserve
                Shares of AIM
                Money Market Fund


- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category      Fund                    months of initial
  III Fund                              purchase of
                                        Category III Fund
                                        shares


- Class A     - Class A shares of     - 0.25% if shares are
  shares of     Category III            redeemed within 12
  Category      Fund(1)                 months of initial
  III Fund    - Class A shares of       purchase of Category
                AIM Tax-Exempt          III Fund shares
                Cash Fund
              - AIM Cash Reserve
                Shares of AIM
                Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

                                       A-5                            MCF--12/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category I    Fund                    months of initial
  or II Fund  - Class A shares of       purchase of
                Category III            Category I or II
                Fund(2)                 Fund shares
              - AIM Cash Reserve
                Shares of AIM Money
                Market Fund


- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category      Fund                    months of initial
  III                                   purchase of
  Fund(1)                               Category III Fund
                                        shares


- Class A     - Class A shares of     - No CDSC
  shares of     Category III Fund(2)
  Category
  III         - Class A shares of
  Fund(1)       AIM Tax-Exempt Cash
                Fund
              - AIM Cash Reserve
                Shares of AIM Money
                Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.

(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY

EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant

By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                              physical share certificates; (3) you can provide proper
                              identification information; (4) the proceeds of the
                              redemption do not exceed $250,000; and (5) you have not
                              previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                              trading session of the New York Stock Exchange (NYSE) in
                              order to effect the redemption at that day's closing price.
                              You may, with limited exceptions, redeem from an IRA account by telephone. Redemptions from other types of retirement
                              accounts must be requested in writing.

MCF--12/02                             A-6

                                 -------------
                                 THE AIM FUNDS
                                 -------------

By AIM Internet Connect       Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                              physical share certificates; (2) you can provide proper
                              identification information; (3) the proceeds of the
                              redemption do not exceed $250,000; and (4) you have
                              established the internet trading option. AIM prototype
                              retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the
                              hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.
------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM Fund at net asset value in an identically registered account.

    You may, within 120 days after you sell some but not all of your Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

    The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

    If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II Fund.

If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

  You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

                                       A-7                            MCF--12/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B and Class C shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

    If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM Fund.

  You may also exchange:

(1) Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM Fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) for Class A3 shares of an AIM Fund;

(3) Class A3 shares of an AIM Fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund);

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM Fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund).

  You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE

You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

    (a) Class A shares of another AIM Fund;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

    (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) Class A shares of an AIM Fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

    (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

    (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares; or

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege.

You may not exchange:

(1) Class A shares of a Category I or II Fund for Class A shares of a Category III Fund after February 16, 2003

MCF--12/02                             A-8

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(2) Class A shares of a Category III Fund for Class A shares of another Category III Fund after February 16, 2003

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or terminate this privilege at any time. The AIM Fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

                                       A-9                            MCF--12/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--12/02                            A-10

                     --------------------------------------
                     AIM INTERNATIONAL EMERGING GROWTH FUND
                     --------------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aimfunds.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

---------------------------------------
 AIM International Emerging Growth Fund
 SEC 1940 Act file number: 811-1540
---------------------------------------

[AIM LOGO APPEARS HERE]    www.aimfunds.com   IEG-PRO-1   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                                 AIM FUNDS GROUP
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919


                               ------------------

THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE CLASS A, CLASS B, CLASS C AND CLASS R SHARES, AS APPLICABLE OF EACH PORTFOLIO (EACH A "FUND," COLLECTIVELY THE "FUNDS") OF AIM FUNDS GROUP LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CLASS A, CLASS B, CLASS C AND CLASS R SHARES, AS APPLICABLE OF THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:

                            A I M FUND SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246


                               ------------------

THIS STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 20, 2002, RELATES TO THE CLASS A, CLASS B AND CLASS C SHARES, AS APPLICABLE, OF THE FOLLOWING
PROSPECTUSES:


                  FUND                                     DATED
                  ----                                     -----
         AIM BASIC BALANCED FUND                        MAY 1, 2002
     AIM EUROPEAN SMALL COMPANY FUND                    MAY 1, 2002
        AIM GLOBAL UTILITIES FUND                       MAY 1, 2002
 AIM INTERNATIONAL EMERGING GROWTH FUND              DECEMBER 20, 2002
      AIM MID CAP BASIC VALUE FUND                      MAY 1, 2002
         AIM NEW TECHNOLOGY FUND                        MAY 1, 2002
       AIM PREMIER EQUITY II FUND            MAY 1, 2002 AS REVISED JULY 1, 2002
         AIM SELECT EQUITY FUND                         MAY 1, 2002
       AIM WORLDWIDE SPECTRUM FUND                      MAY 1, 2002


THIS STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 20, 2002, ALSO RELATES TO THE CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF THE FOLLOWING
PROSPECTUSES:

         FUND                                           DATED
         ----                                           -----

    AIM BALANCED FUND                                 JUNE 3, 2002
 AIM PREMIER EQUITY FUND                   JUNE 3, 2002 AS REVISED JULY 1, 2002
AIM SMALL CAP EQUITY FUND                             JUNE 3, 2002

                                 AIM FUNDS GROUP
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


                                                                                                               PAGE

GENERAL INFORMATION ABOUT THE TRUST...............................................................................1
         Fund History.............................................................................................1
         Shares of Beneficial Interest............................................................................1
DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS..........................................................3
         Classification...........................................................................................3
         Investment Strategies and Risks..........................................................................3
                  Equity Investments..............................................................................7
                  Foreign Investments.............................................................................7
                  Debt Investments................................................................................9
                  Other Investments..............................................................................13
                  Investment Techniques..........................................................................13
                  Derivatives....................................................................................18
         Fund Policies...........................................................................................24
         Temporary Defensive Positions...........................................................................27
         Portfolio Turnover......................................................................................27
MANAGEMENT OF THE TRUST..........................................................................................27
         Board of Trustees.......................................................................................27
         Management Information..................................................................................27
                  Trustee Ownership of Fund Shares...............................................................28
                  Factors Considered in Approving the Investment Advisory Agreement..............................28
         Compensation............................................................................................29
                  Retirement Plan For Trustees...................................................................29
                  Deferred Compensation Agreements...............................................................29
                  Purchase of Class A Shares of the Funds at Net Asset Value.....................................30
         Codes of Ethics.........................................................................................30
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................30
INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................31
         Investment Advisor......................................................................................31
         Service Agreements......................................................................................33
         Other Service Providers.................................................................................33
BROKERAGE ALLOCATION AND OTHER PRACTICES.........................................................................34
         Brokerage Transactions..................................................................................34
         Commissions.............................................................................................35
         Brokerage Selection.....................................................................................35
         Directed Brokerage (Research Services)..................................................................36
         Regular Brokers or Dealers..............................................................................36
         Allocation of Portfolio Transactions....................................................................36
         Allocation of Initial Public Offering ("IPO") Transactions..............................................36
PURCHASE, REDEMPTION AND PRICING OF SHARES.......................................................................37
         Purchase and Redemption of Shares.......................................................................37
         Offering Price..........................................................................................53
         Redemption In Kind......................................................................................54
         Backup Withholding......................................................................................54
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................55
         Dividends and Distributions.............................................................................55


         Tax Matters.............................................................................................56
DISTRIBUTION OF SECURITIES.......................................................................................62
         Distribution Plans......................................................................................62
         Distributor.............................................................................................64
CALCULATION OF PERFORMANCE DATA..................................................................................66


APPENDICES:

RATINGS OF DEBT SECURITIES......................................................................................A-1

TRUSTEES AND OFFICERS...........................................................................................B-1

TRUSTEE COMPENSATION TABLE......................................................................................C-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................D-1

MANAGEMENT FEES.................................................................................................E-1

ADMINISTRATIVE SERVICES FEES ...................................................................................F-1

BROKERAGE COMMISSIONS ..........................................................................................G-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS................H-1

AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS.........................................I-1

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS...................................................J-1

TOTAL SALES CHARGES.............................................................................................K-1

PERFORMANCE DATA................................................................................................L-1

FINANCIAL STATEMENTS.............................................................................................FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY

         AIM Funds Group (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of twelve separate portfolios: AIM Balanced Fund, AIM Basic Balanced Fund, AIM European Small Company Fund, AIM Global Utilities Fund, AIM International Emerging Growth Fund, AIM Mid Cap Basic Value Fund, AIM New Technology Fund, AIM Premier Equity Fund, AIM Premier Equity II Fund, AIM Select Equity Fund, AIM Small Cap Equity Fund, and AIM Worldwide Spectrum Fund (each a "Fund" and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended (the "Trust Agreement"), the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

         The Trust was originally organized on October 30, 1984 as a Massachusetts business trust. The Trust reorganized as a Delaware business trust on October 15, 1993. The following Funds were included in the reorganization:
AIM Global Utilities Fund, AIM Select Equity Fund and AIM Premier Equity Fund. In addition, on October 15, 1993, AIM Balanced Fund acquired all the assets and assumed all of the liabilities of AIM Convertible Securities Fund, Inc., a Maryland corporation. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to these Funds (or a class thereof) is that of the predecessor funds (or the corresponding class thereof). Prior to May 1, 1995, AIM Global Utilities Fund was known as AIM Utilities Fund. Prior to July 13, 2001, AIM Select Equity Fund was known as AIM Select Growth Fund, and prior to May 1, 1998, such Fund was known as AIM Growth Fund. Each of the other Funds commenced operations as a series of the Trust. Prior to July 1, 2002, AIM Premier Equity Fund and AIM Premier Equity II Fund were known as AIM Value Fund and AIM Value II Fund, respectively.

         Effective shortly after AIM Small Cap Equity Fund reaches $500 million in assets, the Fund will be closed to new investors. The following types of investors may continue to invest in the Fund if they are invested in the Fund on the date the Fund discontinues sales to new investors and remain invested in the
Fund: existing shareholders of the Fund; existing shareholders of the Fund who open other accounts in their name; retirement plans maintained pursuant to
Section 401 of the Internal Revenue Code ("the Code"); retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to Section 529 of the Code. Future investments in the Fund made by existing brokerage firm wrap programs will be at the discretion of A I M Distributors, Inc. ("AIM Distributors"). The following types of investors may open new accounts in the Fund, if approved by AIM Distributors: retirement plans maintained pursuant to Section 401 of the Code; retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to Section 529 of the Code. Such plans and programs that are considering the Fund as an investment option should contact AIM Distributors for approval.

SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund, other than AIM Balanced Fund, AIM Premier Equity Fund and AIM Small Cap Equity Fund, offers three separate classes of shares: Class A shares, Class B shares and Class C shares. AIM Small Cap Equity Fund offers four separate classes of shares: Class A shares, Class B shares, Class C shares and Class R shares. Each of AIM Balanced Fund and AIM Premier Equity Fund offers five separate classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. This Statement of Additional Information relates solely to the Class A, Class B, Class C and Class R shares, if applicable, of the Funds. The Institutional Class shares of AIM Balanced Fund and AIM Premier Equity Fund are intended for use by certain eligible institutional investors. Shares of the Institutional Class of AIM Balanced Fund and AIM Premier Equity Fund are available for banks and trust companies acting in a fiduciary or similar capacity, bank and trust company common and collective trust funds, banks and trust companies investing for their own account, entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies), defined benefit plans, endowments, foundations, defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c)(3) organization), and platform sponsor with which AIM Distributors has entered into an agreement.

         Each class of shares represents interests in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

         Because Class B shares automatically convert to Class A shares at month-end eight years after the date of purchase, the Fund's distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A shareholders of that Fund. A pro rata portion of shares from reinvested dividends and distributions convert along with the Class B shares.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any Trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates, although the Trust in its sole discretion may issue them. A I M Fund Services, Inc. ("AFS") will not issue certificates for shares held in prototype retirement plans sponsored by AMVESCAP National Trust Company, an affiliate of AIM.


            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. Each of the Funds other than AIM European Small Company Fund, AIM Global Utilities Fund and AIM International Emerging Growth Fund is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds(R). The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                                 AIM FUNDS GROUP
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES



         FUND                                    AIM EUROPEAN     AIM          AIM                            AIM        AIM
-----------------------   AIM       AIM BASIC       SMALL       GLOBAL     INTERNATIONAL     AIM NEW       PREMIER    PREMIER
SECURITY/INVESTMENT     BALANCED    BALANCED       COMPANY     UTILITIES     EMERGING       TECHNOLOGY      EQUITY    EQUITY II
     TECHNIQUE            FUND        FUND          FUND         FUND       GROWTH FUND        FUND          FUND       FUND
----------------------- ----------- ------------ -------------- ---------- -------------- --------------- ------------ ----------
                                                                         EQUITY INVESTMENTS
                                                                         ------------------

Common Stock                X            X            X           X            X                 X              X           X

Preferred Stock             X            X            X           X            X                 X              X           X

Convertible                 X            X            X           X            X                 X              X           X
Securities

Alternative Entity          X            X            X           X            X                 X              X           X
 Securities

                                                                         FOREIGN INVESTMENTS
                                                                         -------------------

Foreign Securities          X            X            X           X            X                 X              X           X

Foreign Government          X            X            X           X            X                 X              X           X
Obligations

Foreign Exchange            X            X            X           X            X                 X              X           X
 Transactions

                                                                          DEBT INVESTMENTS
                                                                          ----------------

U.S. Government             X            X            X           X            X                 X              X           X
Obligations

Mortgage-Backed
and Asset-Backed            X            X
Securities

Collateralized
Mortgage                    X
Obligations

Investment Grade
Corporate Debt              X            X            X           X            X                 X              X           X
Obligations

Liquid Assets               X            X            X           X            X                 X              X           X

Junk Bonds                                                        X





         FUND               AIM        AIM
-----------------------   SELECT      SMALL
SECURITY/INVESTMENT       EQUITY        CAP        AIM WORLDWIDE
     TECHNIQUE             FUND      EQUITY FUND   SPECTRUM FUND
-----------------------  ----------- -----------  --------------
                                 EQUITY INVESTMENTS
                                 ------------------


Common Stock                  X          X             X

Preferred Stock               X          X             X

Convertible                   X          X             X
Securities

Alternative Entity            X          X             X
 Securities


                                  FOREIGN INVESTMENTS
                                  -------------------

Foreign Securities            X          X             X

Foreign Government            X          X             X
Obligations

Foreign Exchange              X          X             X
 Transactions

                                    DEBT INVESTMENTS
                                    ----------------

U.S. Government               X          X             X
Obligations

Mortgage-Backed
and Asset-Backed
Securities

Collateralized
Mortgage
Obligations

Investment Grade
Corporate Debt                X          X             X
Obligations

Liquid Assets                 X          X             X

Junk Bonds


         FUND                                    AIM EUROPEAN     AIM          AIM                            AIM        AIM
-----------------------   AIM       AIM BASIC       SMALL       GLOBAL     INTERNATIONAL     AIM NEW       PREMIER    PREMIER
SECURITY/INVESTMENT     BALANCED    BALANCED       COMPANY     UTILITIES     EMERGING       TECHNOLOGY      EQUITY    EQUITY II
     TECHNIQUE            FUND        FUND          FUND         FUND       GROWTH FUND        FUND          FUND       FUND
----------------------- ----------- ------------ -------------- ---------- -------------- --------------- ------------ ----------
                                                                          OTHER INVESTMENTS
                                                                          -----------------

REITs                       X            X             X            X            X              X              X           X

Other Investment            X            X             X            X            X              X              X           X
Companies

Defaulted Securities

Municipal Forward
Contracts

Variable or Floating
Rate Instruments

Indexed Securities

Zero-Coupon and
Pay-in-Kind
Securities

Synthetic Municipal
Instruments

                                                                         INVESTMENT TECHNIQUES
                                                                         ---------------------

Delayed Delivery            X            X             X            X            X              X              X           X
Transactions

When-Issued Securities      X            X             X            X            X              X              X           X

Short Sales                 X            X             X            X            X              X              X           X

Margin Transactions

Swap Agreements             X            X             X            X            X              X              X           X

Interfund Loans             X            X             X            X            X              X              X           X

Borrowing                   X            X             X            X            X              X              X           X

Lending Portfolio           X            X             X            X            X              X              X           X
Securities

Repurchase Agreements       X            X             X            X            X              X              X           X

Reverse Repurchase          X            X             X            X            X              X              X           X
Agreements





         FUND                AIM        AIM
-----------------------    SELECT      SMALL
SECURITY/INVESTMENT     BA EQUITY        CAP        AIM WORLDWIDE
     TECHNIQUE              FUND      EQUITY FUND   SPECTRUM FUND
----------------------- ------------- -----------  --------------

                                  OTHER INVESTMENTS
                                  -----------------

REITs                        X            X             X

Other Investment             X            X             X
Companies

Defaulted Securities

Municipal Forward
Contracts

Variable or Floating
Rate Instruments

Indexed Securities

Zero-Coupon and
Pay-in-Kind
Securities

Synthetic Municipal
Instruments

                                INVESTMENT TECHNIQUES
                                ---------------------

Delayed Delivery             X            X             X
Transactions

When-Issued Securities       X            X             X

Short Sales                  X            X             X

Margin Transactions

Swap Agreements              X            X             X

Interfund Loans              X            X             X

Borrowing                    X            X             X

Lending Portfolio            X            X             X
Securities

Repurchase Agreements        X            X             X

Reverse Repurchase           X            X             X
Agreements



         FUND                                    AIM EUROPEAN     AIM          AIM                            AIM        AIM
-----------------------   AIM       AIM BASIC       SMALL       GLOBAL     INTERNATIONAL     AIM NEW       PREMIER    PREMIER
SECURITY/INVESTMENT     BALANCED    BALANCED       COMPANY     UTILITIES     EMERGING       TECHNOLOGY      EQUITY    EQUITY II
     TECHNIQUE            FUND        FUND          FUND         FUND       GROWTH FUND        FUND          FUND       FUND
----------------------- ----------- ------------ -------------- ---------- -------------- --------------- ------------ ----------

Reverse Repurchase          X            X             X            X            X              X              X           X
Agreements

Dollar Rolls                X            X

Illiquid Securities         X            X             X            X            X              X              X           X

Rule 144A Securities        X            X             X            X            X              X              X           X

Unseasoned Issuers          X            X             X            X            X              X              X           X

Portfolio Transactions

Sale of Money
Market Securities

Standby Commitments

                                                                              DERIVATIVES
                                                                              -----------

Equity-Linked               X            X             X            X            X              X              X           X
Derivatives

Put Options                 X            X             X            X            X              X              X           X

Call Options                X            X             X            X            X              X              X           X

Straddles                   X            X             X            X            X              X              X           X

Warrants                    X            X             X            X            X              X              X           X

Futures Contracts           X            X             X            X            X              X              X           X
and Options on
Futures Contracts

Forward Currency            X            X             X            X            X              X              X           X
Contracts


Cover                       X            X             X            X            X              X              X           X





         FUND                AIM        AIM
-----------------------    SELECT      SMALL
SECURITY/INVESTMENT     BA EQUITY        CAP        AIM WORLDWIDE
     TECHNIQUE              FUND      EQUITY FUND   SPECTRUM FUND
----------------------- ------------- -----------  --------------

Reverse Repurchase           X             X             X
Agreements

Dollar Rolls

Illiquid Securities          X             X             X

Rule 144A Securities         X             X             X

Unseasoned Issuers           X             X             X

Portfolio Transactions

Sale of Money
Market Securities

Standby Commitments

                                    DERIVATIVES
                                    -----------

Equity-Linked                X             X             X
Derivatives

Put Options                  X             X             X

Call Options                 X             X             X

Straddles                    X             X             X

Warrants                     X             X             X

Futures Contracts            X             X             X
and Options on
Futures Contracts

Forward Currency             X             X             X
Contracts


Cover                        X             X             X



Equity Investments

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund.

         The Funds will invest in a convertible debt security based primarily on the characteristics of the equity security into which it converts, and without regard to the credit rating of the convertible security (even if the credit rating is below investment grade). To the extent that a Fund invests in convertible debt securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature. See also "Junk Bonds" below.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary Receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

         Each Fund may invest up to 25% of its total assets (at least 65% for AIM International Emerging Growth Fund, at least 80% of net assets for AIM European Small Company Fund and up to 80% of total assets for AIM Global Utilities Fund and AIM Worldwide Spectrum Fund) in foreign securities.

         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. Each participating country (currently, Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain) has replaced its local currency with the euro effective January 1, 2002.

         Risks of Developing Countries. AIM European Small Company Fund, AIM Global Utilities Fund, AIM International Emerging Growth Fund and AIM Worldwide Spectrum Fund may invest up to 20% and AIM Balanced Fund, AIM Basic Balanced Fund, AIM Mid Cap Basic Value Fund, AIM New Technology Fund, AIM Premier Equity Fund, AIM Premier Equity II Fund, AIM Select Equity Fund and AIM Small Cap Equity Fund may invest up to 5% of their total assets in securities of companies domiciled in developing countries. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund's investments.

         FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as "Brady Bonds".

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its total assets to foreign exchange hedges as it can invest in foreign securities.

         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

         MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

         Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

         If a Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). AIM Balanced Fund may invest in CMOs. The Fund can also invest in mortgage-backed bonds and asset-backed securities. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

         In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

         CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by the Funds, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying a Fund's diversification tests.

         FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Risks of Mortgage-Related Securities. Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

         Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

         Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

         LIQUID ASSETS. For cash management purposes, the Funds may hold a portion of their assets in cash or cash equivalents, including shares of affiliated money market funds. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments, participation interests in corporate loans, and municipal obligations).

         JUNK BONDS. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

         Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues are generally unsecured and are often subordinated to other creditors of the issuer.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.

         AIM Global Utilities Fund may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and the Fund's ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations of valuing these assets. In the event the Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

         Descriptions of debt securities ratings are found in Appendix A.

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with their respective investment objectives and policies, each Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.

Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leveraging technique.

         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.

         A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

            A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. A Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         SWAP AGREEMENTS. Each Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations on a "net basis." Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets to avoid any potential leveraging of the Fund. A Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

         INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other AIM Funds and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.

         BORROWING. Each Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Funds have obtained an exemptive order from the SEC allowing them to invest their cash balances in joint accounts for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or
(iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the

Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

         DOLLAR ROLLS. A dollar roll involves the sale by a Fund of a mortgage security to a financial institution such as a broker-dealer or a bank, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for a Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time the Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Fund typically enters into dollar roll transactions to enhance the Fund's return either on an income or total return basis or to manage pre-payment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

         Each Fund may invest up to 15% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers;
(iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

Derivatives

         The Funds may each invest in forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. The Funds may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to /\ sell /\ the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, if a Fund writes options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

         A Fund may write a put option without owning the underlying security if it covers the option as described below in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy, and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may only purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         Pursuant to federal securities rules and regulations, if a Fund writes index options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         STRADDLES. The Fund, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

         COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, a Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward currency contract at any particular time.

         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

FUND POLICIES

         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares, except that AIM European Small Company Fund and AIM International Emerging Growth Fund are not subject to restriction (1) and AIM Global Utilities Fund is not subject to restrictions (1) or (4). Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         AIM Global Utilities Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign public utility companies.

         For purposes of AIM Global Utilities Fund's fundamental restriction regarding industry concentration, public utility companies shall consist of companies that produce or supply electricity, natural gas, water, sanitary services, and telephone, cable, satellite, telegraph or other communication or information transmission services, as well as developing utility technology companies and holding companies which derive at least 40% of their revenues from utility-related activities.

         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which AIM must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds, except AIM European Small Company Fund and AIM International Emerging Growth Fund are not subject to restriction (1) and AIM Global Utilities Fund is not subject to restrictions (1) or (3). They may be changed for any Fund without approval of that Fund's voting securities.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 331/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Advised Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Advised Fund are outstanding.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 331/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         ADDITIONAL NON-FUNDAMENTAL POLICIES.  As non-fundamental policies:

         (7) AIM European Small Company Fund normally invests at least 80% of its assets in securities of European small companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (8) AIM Global Utilities Fund normally invests at least 80% of its assets in securities of domestic and foreign public utility companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (9) AIM New Technology Fund normally invests at least 80% of its assets in securities of technology and science companies that the portfolio managers believe are likely to benefit from new or innovative products, services or processes. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (10) AIM Small Cap Equity Fund normally invests at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (11) AIM Mid Cap Basic Value Fund normally invests at least 80% of its assets in securities of mid-capitalization companies that offer potential for capital growth. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (12) AIM Select Equity Fund normally invests at least 80% of its assets in equity securities, including convertible securities, with prospects for above-average market returns, without regard to market capitalization. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (13) AIM Premier Equity Fund normally invests at least 80% of its assets in equity securities, including convertible securities. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (14) AIM Premier Equity II Fund normally invests at least 80% of its assets in equity securities, including convertible securities. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

TEMPORARY DEFENSIVE POSITIONS

         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of their assets in cash, cash equivalents or high-quality debt instruments. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.

PORTFOLIO TURNOVER

         The variation in the portfolio turnover rate for AIM Global Utilities Fund for the fiscal year 2001 as compared to the prior year was due to the Fund repositioning a significant portion of its assets from investments in telecommunications-related companies to investments in electric utilities and energy-producing companies.

         The variation in the portfolio turnover rate for AIM Select Equity Fund for the fiscal year 2001 as compared to the prior year was due to a change in the Fund's investment strategies that occurred during 2001.


                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

         The overall management of the business and affairs of the Funds and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

         The trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix B.

         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, the Valuation Committee and the Committee on Directors/Trustees.

         The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Lewis F. Pennock and Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H. Quigley. The Audit Committee is responsible for: (i) the appointment, compensation and oversight of independent accountants for each Fund and the evaluation of such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Funds' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Funds' independent accountants and management. During the fiscal year ended December 31, 2001, the Audit Committee held nine meetings.

         The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Carl Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters. During the fiscal year ended December 31, 2001, the Investments Committee held six meetings.

         The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies. During the fiscal year ended December 31, 2001, the Valuation Committee held no meetings.

         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as disinterested trustees as long as any Fund relies on certain rules under the 1940 Act; (ii) reviewing from time to time the compensation payable to the disinterested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the disinterested trustees. During the fiscal year ended December 31, 2001, the Committee on Directors/Trustees held six meetings.

         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

Trustee Ownership of Fund Shares

         The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.

Factors Considered in Approving the Investment Advisory Agreement

         The advisory agreement with AIM was re-approved for each Fund by the Trust's Board at a meeting held on May 14-15, 2002. In evaluating the fairness and reasonableness of the advisory agreement, the Board of Trustees considered a variety of factors for each Fund, including: the requirements of each Fund for investment supervisory and administrative services; the quality of AIM's services, including a review of each Fund's investment performance and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by each Fund as a percentage of its assets and relationship to contractual limitations; any fee waivers (or payments of Fund expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to each Fund, including soft dollar arrangements, and the extent to which each Fund shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between each Fund and AIM.

         In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.

         After consideration of these factors, the Board found that: (i) the services provided to each Fund and its shareholders were adequate; (ii) the agreements were fair and reasonable under the circumstances; and (iii) the fees payable under the agreements would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's advisory agreement was in the best interests of such Fund and its shareholders and continued the agreement for an additional year.

COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2001 is found in Appendix C.

Retirement Plan For Trustees

         The Trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

         Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

Purchase of Class A Shares of the Funds at Net Asset Value

         The trustees and other affiliated persons of the Trust may purchase Class A shares of the Funds without paying an initial sales charge. AIM Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the Funds, see "Purchase, Redemption and Pricing of Shares - Purchase and Redemption of Shares
- Purchases of Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund - Purchases of Class A Shares at Net Asset Value."

CODES OF ETHICS

         AIM, the Trust and AIM Distributors have each adopted a Code of Ethics governing, as applicable, personal trading activities of all Directors/Trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix D. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 175 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

         As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds.

         AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

         The Master Investment Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

                  Pursuant to its advisory agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates, based on the average daily net assets of each Fund during the year:

                         FUND NAME                                       NET ASSETS                   ANNUAL RATE
------------------------------------------------------------ ------------------------------------ --------------------

AIM Balanced Fund                                            First $150 million                          0.75%
                                                             Amount over $150 million                    0.50%
------------------------------------------------------------ ------------------------------------ --------------------
AIM Basic Balanced Fund                                      First $1 billion                            0.65%
                                                             Next $4 billion                             0.60%
                                                             Amount over $5 billion                      0.55%
------------------------------------------------------------ ------------------------------------ --------------------
AIM European Small Company Fund                              All Assets                                  0.95%
AIM International Emerging Growth Fund
------------------------------------------------------------ ------------------------------------ --------------------

                         FUND NAME                                       NET ASSETS                   ANNUAL RATE
------------------------------------------------------------ ------------------------------------ --------------------

AIM Global Utilities Fund                                    First $200 million                          0.60%
                                                             Next $300 million                           0.50%
                                                             Next $500 million                           0.40%
                                                             Amount over $1 billion                      0.30%
------------------------------------------------------------ ------------------------------------ --------------------
AIM Mid Cap Basic Value Fund                                 First $1 billion                            0.80%
                                                             Next $4 billion                             0.75%
                                                             Over $5 billion                             0.70%
------------------------------------------------------------ ------------------------------------ --------------------
AIM Select Equity Fund                                       First $150 million                          0.80%
AIM Premier Equity Fund*                                     Amount over $150 million                    0.625%
------------------------------------------------------------ ------------------------------------ --------------------
AIM New Technology Fund                                      All Assets                                  1.00%
------------------------------------------------------------ ------------------------------------ --------------------
AIM Small Cap Equity Fund                                    All Assets                                  0.85%
------------------------------------------------------------ ------------------------------------ --------------------
AIM Premier Equity II Fund                                   All Assets                                  0.75%
------------------------------------------------------------ ------------------------------------ --------------------
AIM Worldwide Spectrum Fund                                  First $1 billion                            0.85%
                                                             Amount over $1 billion                      0.80%
------------------------------------------------------------ ------------------------------------ --------------------


* See currently effective fee schedule below.

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         AIM has voluntarily agreed to waive advisory fees payable by AIM Premier Equity Fund in an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion.

         AIM has voluntarily agreed, effective July 1, 2002, to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. See "Other Investments - Other Investment Companies."

         AIM has contractually agreed, effective July 1, 2002 through June 30, 2003, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for AIM European Small Company Fund, AIM International Emerging Growth Fund, AIM New Technology Fund and AIM Worldwide Spectrum Fund for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A to 2.00% (e.g., if AIM waives 0.10% of Class A expenses, AIM will also waive 0.10% of Class B and Class C expenses). Such contractual fee waivers or reductions are set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         The management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund for the last three fiscal years ended December 31 are found in Appendix E.

          SECURITIES LENDING ARRANGEMENTS. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

          AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended December 31 are found in Appendix F.

OTHER SERVICE PROVIDERS

         TRANSFER AGENT. A I M Fund Services, Inc. ("AFS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.

         The Transfer Agency and Service Agreement between the Trust and AFS provides that AFS will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. AFS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

         In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), 800 Scudders Mill Road, Plainsboro, New Jersey 08536 has entered into an agreement with the Trust (and certain other

AIM Funds), PFPC Inc. (formerly known as First Data Investor Service Group) and Financial Data Services, Inc., pursuant to which MLPF&S is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

         CUSTODIAN. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for retail purchases. The Bank of New York, 100 Church Street, New York, New York 10286, also serves as sub-custodian to facilitate cash management.

         The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country; the Custodian is responsible for monitoring eligible foreign securities depositories.

         Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

         AUDITORS. The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. The Board of Trustees has selected PricewaterhouseCoopers LLP, 1201 Louisiana, Suite 2900, Houston, Texas 77002, as the independent public accountants to audit the financial statements of the Funds.

         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

         AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         Brokerage commissions paid by each of the Funds during the last three fiscal years ended December 31 are found in Appendix G.

COMMISSIONS

         During the last three fiscal years ended December 31, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the

Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

DIRECTED BROKERAGE (RESEARCH SERVICES)

         Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended December 31, 2001 are found in Appendix H.

REGULAR BROKERS OR DEALERS

         Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended December 31, 2001 is found in Appendix H.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS

         Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPOs by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, and to allocate such transactions in accordance with the following procedures:

         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of IPOs over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous IPOs as well as the size of the AIM Fund or account. Each eligible AIM Fund and account will be placed in one of four tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the four tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. In addition, Incubator Funds, as described in AIM's Incubator and New Fund Investment Policy, will each be limited to a 40 basis point allocation only. Such allocations will be allocated to the nearest share round lot that approximates 40 basis points.

         When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in IPOs, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such IPO transactions will be the same for each AIM Fund and account.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund

         INITIAL SALES CHARGES. Each AIM Fund (other than AIM Tax-Exempt Cash Fund and AIM Money Market Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A Shares. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

         Class A Shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.

CATEGORY I FUNDS

AIM Aggressive Growth Fund              AIM European Growth Fund
AIM Asia Pacific Growth Fund            AIM European Small Company Fund
AIM Basic Value Fund                    AIM Global Utilities Fund
AIM Blue Chip Fund                      AIM International Emerging Growth Fund
AIM Capital Development Fund            AIM International Growth Fund
AIM Charter Fund                        AIM International Core Equity Fund
AIM Constellation Fund                  AIM Large Cap Basic Value Fund
AIM Dent Demographic Trends Fund        AIM Large Cap Core Equity Fund
AIM Emerging Growth Fund                AIM Large Cap Growth Fund

AIM Libra Fund                          AIM Premier Equity Fund
AIM Mid Cap Basic Value Fund            AIM Premier Equity II Fund
AIM Mid Cap Core Equity Fund            AIM Select Equity Fund
AIM Mid Cap Growth Fund                 AIM Small Cap Equity Fund
AIM New Technology Fund                 AIM Small Cap Growth Fund
AIM Opportunities I Fund                AIM Weingarten Fund
AIM Opportunities II Fund               AIM Worldwide Spectrum Fund
AIM Opportunities III Fund


                                                                                                 Dealer
                                                                Investor's Sales Charge        Concession
                                                               -------------------------       ----------
                                                                   As a          As a                As a
                                                                Percentage    Percentage       Percentage
                                                               of the Public  of the Net        of Public
                  Amount of Investment in                        Offering       Amount           Offering
                    Single Transaction(1)                          Price       Invested           Price
                 -------------------------                     ------------- ------------       ---------

                          Less than $   25,000                   5.50%          5.82%            4.75%
             $ 25,000 but less than $   50,000                   5.25           5.54             4.50
             $ 50,000 but less than $  100,000                   4.75           4.99             4.00
             $100,000 but less than $  250,000                   3.75           3.90             3.00
             $250,000 but less than $  500,000                   3.00           3.09             2.50
             $500,000 but less than $1,000,000                   2.00           2.04             1.60

(1) AIM Opportunities Fund I will not accept any single purchase in excess of $250,000.

AIM Balanced Fund                           AIM Global Trends Fund
AIM Basic Balanced Fund                     AIM High Income Municipal Fund
AIM Developing Markets Fund                 AIM High Yield Fund
AIM Global Aggressive Growth Fund           AIM High Yield Fund II
AIM Global Energy Fund                      AIM Income Fund
AIM Global Financial Services Fund          AIM Intermediate Government Fund
AIM Global Growth Fund                      AIM Municipal Bond Fund
AIM Global Health Care Fund                 AIM Real Estate Fund
AIM Global Income Fund                      AIM Strategic Income Fund
AIM Global Science and                      AIM Total Return Bond Fund
    Technology Fund



                                                                                                  Dealer
                                                             Investor's Sales Charge            Concession
                                                            ---------------------------         ----------
                                                                As a           As a                As a
                                                             Percentage      Percentage         Percentage
                                                            of the Public   of the Net          of Public
                  Amount of Investment in                     Offering        Amount             Offering
                    Single Transaction                          Price        Invested             Price
                 -------------------------                  -------------  ------------         ---------

                          Less than $   50,000                   4.75%        4.99%              4.00%
             $ 50,000 but less than $  100,000                   4.00         4.17               3.25
             $100,000 but less than $  250,000                   3.75         3.90               3.00
             $250,000 but less than $  500,000                   2.50         2.56               2.00
             $500,000 but less than $1,000,000                   2.00         2.04               1.60

         CATEGORY III FUNDS

AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund


                                                                                                 Dealer
                                                               Investor's Sales Charge         Concession
                                                               -----------------------         ----------
                                                                As a           As a               As a
                                                             Percentage    Percentage          Percentage
                                                            of the Public   of the Net          of Public
                  Amount of Investment in                     Offering        Amount            Offering
                    Single Transaction                          Price        Invested            Price
                 -------------------------                  -------------  ------------         ---------

                           Less than $  100,000                  1.00%         1.01%              0.75%
              $100,000 but less than $  250,000                  0.75          0.76               0.50
              $250,000 but less than $1,000,000                  0.50          0.50               0.40

         Beginning on October 31, 2002 Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund was closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases.

         LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A Shares of Category I, II or III Funds do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II, or III Funds and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as Large Purchases ("Large Purchases"). If an investor makes a Large Purchase of Class A shares of a Category I or II Fund, however, the shares generally will be subject to a 1.00 % contingent deferred sales charge (CDSC) if the investor redeems those shares within 18 months after purchase. Large Purchases of Class A shares of Category III Funds made on or after November 15, 2001 and through October 30, 2002 will be subject to a 0.25% CDSC if the investor redeems those shares within 12 months after purchase.

         AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.

         For Large Purchases of Class A shares of Category I or II Funds by investors other than the following types of retirement plans: (i) all Section 401 and 457 plans, (ii) Section 403 plans which are sponsored by Section 501(c)(3) organizations, and (iii) IRA rollovers from such plans in which any AIM Fund was offered, AIM Distributors may make the following payments to dealers of record:


                            PERCENT OF SUCH PURCHASES

         1% of the first $2 million

         plus 0.80% of the next $1 million

         plus 0.50% of the next $17 million

         plus 0.25% of amounts in excess of $20 million

         If an investor made a Large Purchase of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon exchange.

         If an investor makes a Large Purchase of Class A shares of a Category I or II Fund on and after November 15, 2001 and exchanges those shares for Class A shares of a Category III Fund, AIM Distributors will not pay any additional dealer compensation upon the exchange. Beginning February 17, 2003, Class A shares of a Category I or II Fund may not be exchanged for Class A shares of a Category III Fund.

         If an investor makes a Large Purchase of Class A3 shares of a Category III Fund on and after October 31, 2002 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay 1.00% of such purchase as dealer compensation upon the exchange. The Class A shares of the Category I or II Fund received in exchange generally will be subject to a 1.00% CDSC if the investor redeems such shares within 18 months from the date of exchange.

         If an investor makes a Large Purchase of Class A shares of a Category III Fund and exchanges those shares for Class A shares of another Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange. Beginning February 17, 2003, Class A shares of a Category III Fund may not be exchanged for Class A shares of another Category III Fund.

         Effective November 1, 2002, for purchases of Class A shares of Category I and II Funds, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value to retirement plans provided that the applicable dealer of record is able to establish that the retirement plan's purchase of Class A shares is a new investment (as defined below):

                            PERCENT OF SUCH PURCHASES

           0.50% of the first $20 million

           plus 0.25% of amounts in excess of $20 million

         A "new investment" means a purchase payment consisting of funds that represent a new investment in the AIM Funds, rather than funds that represent the proceeds of one or more exchanges of shares that involved shares of an AIM Fund or funds that represent the proceeds of one or more retirement plan loan repayments that involved shares of an AIM Fund. If AIM Distributors pays a dealer concession in connection with a plan's Large Purchase of Class A shares, such shares will be subject to a CDSC of 1.00% of net assets for 12 months, commencing on the date the plan first deposits money in the AIM Fund account. If the applicable dealer of record is unable to establish that a plan's Large Purchase of Class A shares is a new investment, AIM Distributors will not pay a dealer concession in connection with such Large Purchase and such Class A shares will not be subject to a CDSC.

         PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES. As shown in the tables above, purchases of certain amounts of AIM Fund shares may reduce the initial sales charges. These reductions are available to purchasers that meet the qualifications listed below. We will refer to purchasers that meet these qualifications as "Qualified Purchasers."

INDIVIDUALS

         o an individual (including his or her spouse or domestic partner, and children);

         o any trust established exclusively for the benefit of an individual;

         o a pension, profit-sharing, or other benefit plan established exclusively for the benefit of an individual, such as:

              a.  an IRA;

              b.  a Roth IRA;

              c.  a single-participant money-purchase/profit-sharing plan; and

              d. an individual participant in a 403(b) Plan (unless the 403(b) plan itself qualifies as the purchaser, as discussed below).

403(b) PLANS

         o A 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

              a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

              b. each transmittal must be accompanied by a single check or wire transfer; and

              c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal.

TRUSTEES AND FIDUCIARIES

         o a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account;

         o a trustee or fiduciary purchasing for a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code; and

         o a trustee or fiduciary purchasing for a 457 plan, even if more than one beneficiary or participant is involved.

LINKED EMPLOYEE PLANS

         o Linked Employee Plans where the employer has notified AIM Distributors in writing that all of its related employee accounts should be linked, such as:

              a.  Simplified Employee Pension (SEP) Plans;

              b. Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) Plans; and

              c.  Savings Incentive Match Plans for Employees IRA (SIMPLE IRA).

OTHER GROUPS

         o any other organized group of persons, whether incorporated or not, provided that:

              a. the organization has been in existence for at least six months; and

              b. the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

         HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. The following sections discuss different ways that a purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the AIM Funds.

LETTERS OF INTENT

         A Qualified Purchaser may pay reduced initial sales charges by:

         o indicating on the account application that he or she intends to provide a Letter of Intent ("LOI"); and

         o     fulfilling the conditions of that LOI.

         The LOI confirms the total investment in shares of the AIM Funds that the Qualified Purchaser intends to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, the Qualified Purchaser indicates that he or she understands and agrees to the terms of the LOI and is bound by the provisions described below:

         Calculating the Initial Sales Charge

     o Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look as the sales charge table in the section on "Initial Sales Charges" above).

     o It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

     o The offering price may be further reduced as described below under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment.

     o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

         Calculating the Number of Shares to be Purchased

     o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

     o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

     o If a purchaser meets the original obligation at any time during the 13-month period, he or she may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

     o The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

     Fulfilling the Intended Investment

     o By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser will have to pay the increased amount of sales charge.

         o To assure compliance with the provisions of the 1940 Act, the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

         o If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he or she irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

     Canceling the LOI

o If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to AIM Distributors.

o If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

     Other Persons Eligible for the LOI Privilege

         The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

     LOIs and Contingent Deferred Sales Charges

         If an investor entered into an LOI to purchase $1,000,000 or more of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002, such shares will be subject to a 12-month, 0.25% CDSC. Purchases of Class A shares of a Category III Fund made pursuant to an LOI to purchase $1,000,000 or more of shares entered into prior to November 15, 2001 or after October 30, 2002 will not be subject to this CDSC. All LOIs to purchase $1,000,000 or more of Class A shares of Category I and II Funds are subject to an 18-month, 1% CDSC.

RIGHTS OF ACCUMULATION

         A Qualified Purchaser may also qualify for reduced initial sales charges based upon his or her existing investment in shares of any of the AIM Funds at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds owned by such purchaser, calculated at their then current public offering price.

         If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.

         To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

         Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

         If an investor's new purchase of Class A shares of a Category I or II Fund is at net asset value, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 18 month holding period (12 months for Category III Fund shares). For new purchases of Class A shares of Category III Funds at net asset value made on and after November 15, 2001 and through October 30, 2002, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 12 month holding period.

         OTHER REQUIREMENTS FOR REDUCTIONS IN INITIAL SALES CHARGES. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled to the reduced sales charge based on the definition of a Qualified Purchaser listed above. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to Qualified Purchasers.

         Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund, and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

         PURCHASES OF CLASS A SHARES AT NET ASSET VALUE. AIM Distributors permits certain categories of persons to purchase Class A shares of AIM Funds without paying an initial sales charge. These are typically categories of persons whose transactions involve little expense, such as:

     o Persons who have a relationship with the funds or with AIM and its affiliates, and are therefore familiar with the funds, and who place unsolicited orders directly with AIM Distributors; or

     o Programs for purchase that involve little expense because of the size of the transaction and shareholder records required.

         AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares through AIM Distributors without payment of a sales charge.

         Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

     o   AIM Management and its affiliates, or their clients;

     o Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds,(R) and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

     o Any current or retired officer, director, or employee (and members of their immediate family), of PFPC Inc. (formerly known as First Data Investor Services Group);

     o Sales representatives and employees (and members of their immediate family) of selling group members of financial institutions that have arrangements with such selling group members;

     o   Purchases through approved fee-based programs;

     - Employee benefit plans that are Qualified Purchasers, as defined above, and non-qualified plans offered in conjunction with those employee benefit plans, provided that:

              a.  the initial investment in the plan(s) is at least $1 million;

              b.  the sponsor signs a $1 million LOI;

              c. the employer-sponsored plan has at least 100 eligible employees; or

              d. all plan transactions are executed through a single omnibus account per Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor.

         Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of AIM Opportunities I Fund by such plans are subject to initial sales charges;

     o Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;

     o Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

     o Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

     o A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

     o Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;

     o Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

     o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;

     o   Qualified Tuition Programs created and maintained in accordance with
         Section 529 of the Code; and

     o Participants in select brokerage programs for defined contribution plans and rollover IRAs (including rollover IRAs which accept annual IRA contributions) who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement.

         As used above, immediate family includes an individual and his or her spouse or domestic partner, children, parents and parents of spouse or domestic partner.

         In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

     o   the reinvestment of dividends and distributions from a Fund;

     o   exchanges of shares of certain Funds;

     o   use of the reinstatement privilege; or

     o   a merger, consolidation or acquisition of assets of a Fund.

         PAYMENTS TO DEALERS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.

         In addition to, or instead of, amounts paid to dealers as a sales commission, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold or of average daily net assets of the AIM Fund attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

Purchases of Class B Shares

         Class B shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a contingent deferred sales charge if they redeem their shares within six years after purchase. See the Prospectus for additional information regarding contingent deferred sales charges. AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments will equal 4.00% of the purchase price and will consist of a sales commission equal to 3.75% plus an advance of the first year service fee of 0.25%.

Purchases of Class C Shares

         Class C shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a contingent deferred sales charge (CDSC) if they redeem their shares within the first year after purchase (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into Short Term Bond Fund. See the Prospectus for additional information regarding this CDSC. AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds (except for Class C shares of AIM Short Term Bond Fund) at the time of such sales. Payments will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

         AIM Distributors may pay dealers and institutions who sell Class C shares of AIM Short Term Bond Fund an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence immediately.

Purchases of Class R Shares

         Class R shares are sold at net asset value, and are not subject to an initial sales charge. If AIM Distributors pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase. For purchases of Class R shares of Category I or II Funds, AIM Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from a retirement plan in which an AIM Fund was offered:

                            PERCENT OF SUCH PURCHASES

                      0.75% of the first $5 million

                      plus 0.50% of amounts in excess of $5 million


         A "new investment" means a purchase payment consisting of funds that represent a new investment in the AIM Funds, rather than funds that represent the proceeds of one or more exchanges of shares that involved shares of an AIM Fund or funds that represent the proceeds of one or more retirement plan loan repayments that involved shares of an AIM Fund. In order to receive such payments, the dealer of record must sign an agreement with AIM Distributors and meet certain requirements.

Exchanges

         TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

         EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by fax, telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by AFS as long as such request is received prior to the close of the customary trading session of the NYSE. AFS and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

Redemptions

         GENERAL. Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AFS, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

         SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

         REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints AFS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AFS in the designated account(s), present or future, with full power of substitution in the premises. AFS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that AFS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AFS reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

         SYSTEMATIC WITHDRAWAL PLAN. A Systematic Withdrawal Plan permits a shareholder of an AIM Fund to withdraw on a regular basis at least $50 per withdrawal. Under a Systematic Withdrawal Plan, all shares are to be held by AFS and all dividends and distributions are reinvested in shares of the applicable AIM Fund by AFS. To provide funds for payments made under the Systematic Withdrawal Plan, AFS redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

         Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B, Class C, or Class R shares of the Funds), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

         Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan.

Contingent Deferred Sales Charges Imposed upon Redemption of Shares

         A CDSC may be imposed upon the redemption of Large Purchases of Class A Shares of Category I and II Funds, or upon the redemption of Class B shares or Class C shares (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund) and, in certain circumstances, upon the redemption of Class R shares. On and after November 15, 2001 and through October 30, 2002 a CDSC also may be imposed upon the redemption of Large Purchases of Class A shares of Category III Funds. See the Prospectus for additional information regarding CDSCs.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I, II, or III Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:

     o Redemptions of shares of Category I or II Funds held more than 18 months;

     o Redemptions of shares of Category III Funds purchased prior to November 15, 2001 or after October 30, 2002;

     o Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and through October 30, 2002 and held for more than 12 months;

     o Redemptions from employee benefit plans designated as Qualified Purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

     o   Redemptions from private foundations or endowment funds;

     o Redemption of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

     o Redemptions of shares of Category I, II or III Funds or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category I or II Fund, unless the shares acquired by exchange (on or after November 15, 2001 and through October 30, 2002 with respect to Category III Funds) are redeemed within 18 months of the original purchase of the exchange of Category I or II Fund shares;

     o Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;

     o Redemptions of shares of Category I or II Funds acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category III Fund shares;

     o Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 (and through October 30, 2002 with respect to Category III Funds), unless the shares acquired by exchange are redeemed within 12 months of the original purchase of the exchanged Category III Fund shares; and

     o Redemptions of shares of Category I or II Funds acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund, unless the Category I or II Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Funds shares.

     CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR CLASS B AND C SHARES. Investors who purchased former GT Global funds Class B shares before June 1, 1998 are subject to the following waivers from the CDSC otherwise due upon redemption:

     o Total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement;

     o Minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;

     o Redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds;

     o Redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan;

     o Redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan;

     o Redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of
         Section 72(t)(2) of the Code, and the regulations promulgated thereunder;

     o Redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2));

     o Redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

     CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:

     o Additional purchases of Class C shares of AIM International Core Equity Fund (formerly known as AIM International Value Fund) and AIM Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

     o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

     o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and
         Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs;
         (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

     o Amounts from a Systematic Withdrawal Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

     o Liquidation by the Fund when the account value falls below the minimum required account size of $500;

     o   Investment account(s) of AIM;

     o Class C shares where the investor's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him;

     o Redemptions of Class C shares, where such redemptions are in connection with employee terminations or withdrawals from (i) a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code; and (ii) a 457 plan, even if more than one beneficiary or participant is involved;

     o Redemptions of Class C shares of an AIM Fund other than AIM Short Term Bond Fund if you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund; and

     o Redemptions of Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC.

     CDSCs will not apply to the following redemptions of Class R shares:

     o Class R shares where the retirement plan's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him;

     o Redemptions, if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC; and

     o Redemptions, if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC.

General Information Regarding Purchases, Exchanges and Redemptions

         GOOD ORDER. Purchase, exchange and redemption orders must be received in good order. To be in good order, an investor must supply AFS with all required information and documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to AFS in its sole discretion.

         TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer or other financial intermediary to ensure that all orders are transmitted on a timely basis to AFS. Any loss resulting from the failure of the dealer or financial intermediary or financial intermediary's failure to submit an order within the prescribed time frame will be borne by that dealer or financial intermediary. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors

         SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in AFS' current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. AFS will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

         TRANSACTIONS BY TELEPHONE. By signing an account application form, an investor appoints AFS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AFS in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. AFS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that AFS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AFS reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

         INTERNET TRANSACTIONS. An investor may effect transactions in his account through the internet by selecting the AIM Internet Connect option on his completed account application form or completing an AIM Internet Connect Authorization Form. By signing either form the investor acknowledges and agrees that AFS and AIM Distributors will not be liable for any loss, expense or cost arising out of any internet transaction effected in accordance with the instructions set forth in the forms if they reasonably believe such request to be genuine. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that (1) if he no longer wants the AIM Internet Connect option, he will notify AFS in writing, and (2) the AIM Internet Connect option may be terminated at any time by the AIM Funds.

OFFERING PRICE

         The following formula may be used to determine the public offering price per Class A share of an investor's investment:

         Net Asset Value/(1 - Sales Charge as % of Offering Price ) = Offering Price.

         For example, at the close of business on December 31, 2001, AIM Premier Equity Fund - Class A shares had a net asset value per share of $10.87. The offering price, assuming an initial sales charge of 5.50%, therefore was $11.50

Calculation of Net Asset Value

         Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Each security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

         Foreign securities are converted into U.S. dollars using exchange rates as of the close of the NYSE. Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of a Fund's net asset value. If a development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as of the close of the applicable market, may be adjusted to reflect the fair value of the affected securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTION IN KIND

         AIM intends to redeem all shares of the Funds in cash. It is possible that future conditions may make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the Fund may make payment in securities or other property. If the Fund has made an election under Rule 18f-1 under the 1940 Act, the Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the applicable Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, generally must withhold as of January 1, 2002, 30% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, the backup withholding rate decreases in phases to 28% for distributions made in the year 2006 and thereafter.

         An investor is subject to backup withholding if:

         1.    the investor fails to furnish a correct TIN to the Fund, or

         2. the IRS notifies the Fund that the investor furnished an incorrect TIN, or

         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AFS will not provide Form 1099 to those payees.

         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

         It is the present policy of each Fund to declare and pay annually net investment income dividends and capital gain distributions, except for AIM Balanced Fund, AIM Basic Balanced Fund and AIM Global Utilities Fund. It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital loss, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

         It is the present policy of the AIM Balanced Fund, AIM Basic Balanced Fund and AIM Global Utilities Fund to declare and pay quarterly net investment income dividends and declare and pay annually capital gain distributions.

         Distributions paid by a fund, other than daily dividends, have the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

         Dividends on Class B and Class C shares are expected to be lower than those for Class A shares because of higher distribution fees paid by Class B and Class C shares. Dividends on Class R shares may be lower than those for Class A shares, depending on whether the Class R shares pay higher distribution fees than those for Class A shares. Other class-specific expenses may also affect dividends on shares of those classes. Expenses attributable to a particular class ("Class Expenses") include distribution plan expenses, which must be allocated to the class for which they are incurred. Other expenses may be allocated as Class Expenses, consistent with applicable legal principles under the 1940 Act and the Code.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

         Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gain to redemptions of Fund shares and will reduce the amount of such income and gain that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gain to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"). Under certain circumstances, a fund may be required to sell portfolio holdings to meet this requirement.

         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss.

         Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

         Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

          Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

          Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.

                  EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.

         PFIC INVESTMENTS. Those Funds that are permitted to invest in foreign equity securities may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

          The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

         SWAP AGREEMENTS. Each Fund may enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Each Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in swap agreements.

         FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations only to the extent discussed below.

         A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 20% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividend received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.

         Distributions by a Fund that do not constitute earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

          If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred if the shareholder purchases other shares of the Fund within thirty
(30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares, and any such loss will be disallowed to the extent of any exempt-interest dividends that were received within the six-month period. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         If a shareholder (a) incurs a sales load in acquiring shares of a Fund,
(b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of

(to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account.

         BACKUP WITHHOLDING. The Funds may be required to withhold, as of January 1, 2002, 30% of distributions and/or redemption payments; however, this rate is reduced in phases to 28% for distributions made in the year 2006 and thereafter. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".

         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 30% on distributions made on or after January 1, 2002 that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status; however, this rate is reduced in phases to 28% for distributions made in the year 2006 and thereafter.

         Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from a Fund's election to treat any foreign income tax paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

         Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

         FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

          If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

          Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.

         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation for dividends from income and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.


                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLANS

         The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Class A shares, Class B shares, Class C shares and, if applicable, Class R shares (collectively the "Plans"). Each Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate, shown immediately below, of the Fund's average daily net assets of the applicable class.


         FUND                                                 CLASS A        CLASS B        CLASS C     CLASS R
         ----                                                 -------        -------        -------     -------

         AIM Balanced Fund                                      0.25%           1.00%         1.00%       0.50%
         AIM Basic Balanced Fund                                0.35            1.00          1.00        N/A
         AIM European Small Company Fund                        0.35            1.00          1.00        N/A
         AIM Global Utilities Fund                              0.25            1.00          1.00        N/A
         AIM International Emerging Growth Fund                 0.35            1.00          1.00        N/A
         AIM Mid Cap Basic Value Fund                           0.35            1.00          1.00        N/A
         AIM New Technology Fund                                0.35            1.00          1.00        N/A
         AIM Premier Equity Fund                                0.25            1.00          1.00        0.50
         AIM Premier Equity II Fund                             0.35            1.00          1.00        N/A
         AIM Select Equity Fund                                 0.25            1.00          1.00        N/A
         AIM Small Cap Equity Fund                              0.35            1.00          1.00        0.50
         AIM Worldwide Spectrum Fund                            0.35            1.00          1.00        N/A

         All of the Plans compensate AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.

         Amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A shares, Class C shares and Class R shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.

         The Funds may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares attributable to the customers of selected dealers and financial institutions to such dealers and financial institutions, including AIM Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

         Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").

         See Appendix I for a list of the amounts paid by each class of shares of each Fund to AIM Distributors pursuant to the Plans for the year, or period, ended December 31, 2001 and Appendix J for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its respective distribution plan for the year or period ended December 31, 2001.

         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.

         The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

         Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

         The Class B Plan obligates Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessors, unless there has been a complete termination of the Class B Plan (as defined in such Plan) and the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

DISTRIBUTOR

         The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B and Class C shares of the Funds at the time of such sales.

         Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A, Class C and Class R Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of the sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These payments will consist of an asset-based sales charge of 0.75% and a service fee of 0.25%.

         AIM Distributors may pay dealers and institutions who sell Class R shares an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence either on the thirteenth month after the first purchase, on accounts on which a dealer concession was paid, or immediately, on accounts on which a dealer concession was not paid. If AIM Distributors pays a dealer concession, it will retain all payments received by it relating to Class R shares for the first year after they are purchased. AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class R shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

         The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors or its predecessors; provided, however that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of Class B shareholders to pay contingent deferred sales charges.

         Total sales charges (front end and contingent deferred sales charges) paid in connection with the sale of shares of each class of each Fund, if applicable, for the last three fiscal years ending December 31 are found in Appendix K.


                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:
                                         n
                                   P(1+T) =ERV

Where           P       =    a hypothetical initial payment of $1,000.

                T       =    average annual total return (assuming the
                             applicable maximum sales load is deducted at the beginning of the one, five, or ten year periods).

                n       =    number of years.

                ERV     =    ending redeemable value of a hypothetical $1,000
                             payment at the end of the one, five, or ten year periods (or fractional portion of such period).

         The average annual total returns for each Fund, with respect to its Class A, Class B, Class C and Class R, if applicable, shares, for the one, five and ten year periods (or since inception if less than ten years) ended June 30 are found in Appendix L.

         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

         Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (3) Class R shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                         n
                                   P(1+U) =ERV

Where           P      =   a hypothetical initial payment of $1,000.

                U      =   average annual total return assuming payment of
                           only a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.

                n      =   number of years.

                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where           P      =   a hypothetical initial payment of $1,000.

                V      =   cumulative total return assuming payment of all of,
                           a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.

                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         The cumulative total returns for each Fund, with respect to its Class A, Class B, Class C and Class R, if applicable, shares, for the one, five and ten year periods (or since inception if less than ten years) ended June 30 are found in Appendix L.

Calculation of Certain Performance Data

         AIM Balanced Fund, AIM Premier Equity Fund and AIM Small Cap Equity Fund may use a restated or a blended performance calculation to derive certain performance data shown in this Statement of Additional Information and in the Funds' advertisements and other sales material. If the Funds' Class R shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Funds' Class A shares at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. If the Funds' Class R shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Funds' Class R shares since their inception and the restated historical performance of the Funds' Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. If the Funds' Class R shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Funds' Class R shares.

         A restated or blended performance calculation may be used to derive (i) the Funds' standardized average annual total returns over a stated period and
(ii) the Funds' non-standardized cumulative total returns over a stated period.

Average Annual Total Return (After Taxes on Distributions) Quotation

         A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions) is:

                                       n
                                 P(1+T)  = ATV
                                              D

Where           P        =   a hypothetical initial payment of $1,000;

                T        =   average annual total return (after taxes on
                             distributions);

                n        =   number of years; and

                ATV      =   ending value of a hypothetical $1,000 payment made
                   D         at the beginning of the one, five, or ten year
                             periods (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

         Standardized average annual total return (after taxes on distributions) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class B and Class C shares reflect the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (3) Class R shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The average annual total returns (after taxes on distributions) for each Fund, with respect to its Class A, Class B and Class C shares for the one, five and ten year periods (or since inception if less than ten years) ended June 30 are found in Appendix L.

Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

         A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                       n
                                 P(1+T)  = ATV
                                              DR

Where           P      =   a hypothetical initial payment of $1,000;

                T      =   average annual total return (after taxes on
                           distributions and redemption);

                n      =   number of years; and

                ATV    =   ending value of a hypothetical $1,000 payment made at
                   DR      the beginning of the one, five, or ten year periods
                           (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

         Standardized average annual total return (after taxes on distributions and redemption) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (3) Class R shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

         The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Class A, Class B and Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended June 30 are found in Appendix L.

Yield Quotation

         Yield is a function of the type and quality of a Fund's investments, the maturity of the securities held in a Fund's portfolio and the operating expense ratio of the Fund. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

         A Fund may quote its distribution rate, which uses the most recent dividend paid annualized as a percentage of the Fund's offering price.

         Income calculated for purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions from the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

        The standard formula for calculating yield for each Fund is as follows:

                                                    6
                         YIELD = 2[((a-b)/(c x d)+1) -1]

Where          a    =   dividends and interest earned during a stated 30-day
                        period. For purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date.
                        Interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date).

               b    =   expenses accrued during period (net of reimbursements).

               c    =   the average daily number of shares outstanding during
                        the period that were certified to receive dividends.

               d    =   the maximum offering price per share on the last day of
                        the period.

         The yield and distribution rates for the AIM Balanced Fund, AIM Basic Balanced Fund and AIM Global Utilities Fund are found in Appendix L.

Performance Information

         All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

         Certain Funds may participate in the initial public offering (IPO) market in some market cycles. Because of these Funds' small asset bases, any investment the Funds may make in IPOs may significantly increase these Funds' total returns. As the Funds' assets grow, the impact of IPO investments will decline, which may decrease the Funds' total returns.

         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:


         Advertising Age                    Forbes                              Nation's Business
         Barron's                           Fortune                             New York Times
         Best's Review                      Hartford Courant                    Pension World
         Broker World                       Inc.                                Pensions & Investments
         Business Week                      Institutional Investor              Personal Investor
         Changing Times                     Insurance Forum                     Philadelphia Inquirer
         Christian Science Monitor          Insurance Week                      USA Today
         Consumer Reports                   Investor's Business Daily           U.S. News & World Report
         Economist                          Journal of the American             Wall Street Journal
         FACS of the Week                       Society of CLU & ChFC           Washington Post
         Financial Planning                 Kiplinger Letter                    CNN
         Financial Product News             Money                               CNBC
         Financial Services Week            Mutual Fund Forecaster              PBS
         Financial World

         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

         Bank Rate Monitor                                    Stanger
         Donoghue's                                           Weisenberger
         Mutual Fund Values (Morningstar)                     Lipper, Inc.

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:


         Lipper Balanced Fund Index                           Russell 2000(R) Index
         Lipper European Fund Index                           Russell 3000(R) Index
         Lipper Global Fund Index                             Russell 3000 Growth Index
         Lipper Utilities Fund Index                          Russell Mid Cap(TM) Index
         Lipper International Fund Index                      Lehman Aggregate Bond Index
         Lipper Multi Cap Core Fund Index                     Dow Jones Global Utilities Index
         Lipper Multi Cap Growth Fund Index                   MSCI All Country World Index
         Lipper Science & Technology Fund Index               MSCI EAFE Index
         Lipper Small Cap Core Fund Index                     MSCI Europe Index
         Lipper Small Cap Growth Fund Index                   PSE Tech 100 Index
         Lipper Large Cap Core Fund Index                     Standard & Poor's 500 Index
         Russell 1000(R) Index                                Wilshire 5000 Index
         Russell 1000 Value Index                             NASDAQ Index

         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Funds' portfolios; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:


                              MOODY'S BOND RATINGS

         Moody's describes its ratings for corporate bonds as follows:

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                         MOODY'S MUNICIPAL BOND RATINGS

          Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A: Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca: Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

          Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                              MOODY'S DUAL RATINGS

         In the case of securities with a demand feature, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

                         MOODY'S SHORT-TERM LOAN RATINGS

          Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

          A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

          A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

          Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

          Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                        MOODY'S COMMERCIAL PAPER RATINGS

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

PRIME-1: Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

                                S&P BOND RATINGS

         S&P describes its ratings for corporate bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.

                           S&P MUNICIPAL BOND RATINGS

         An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The ratings are based, in varying degrees, on the following considerations: likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                       AAA

         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

         Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                           S&P MUNICIPAL NOTE RATINGS

          An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

          Note rating symbols and definitions are as follows:

SP-1: Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                          S&P COMMERCIAL PAPER RATINGS

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

          Rating categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues with this rating are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.

                       FITCH INVESTMENT GRADE BOND RATINGS

         Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

         Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                 RATINGS OUTLOOK

         An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.


                      FITCH SPECULATIVE GRADE BOND RATINGS

         Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization of liquidation.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C:  Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

                            FITCH SHORT-TERM RATINGS

          Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

          The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

          Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS

                             As of December 31, 2001

          The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.



                                   TRUSTEE
                                   AND/OR                                                                OTHER
    NAME, YEAR OF BIRTH AND        OFFICER                                                            DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS             HELD BY TRUSTEE
-------------------------------- ----------- -------------------------------------------------- ---------------------

INTERESTED PERSON

Robert H. Graham(1)--  1946         1992     Chairman, President and Chief Executive Officer,           None
Trustee, Chairman and President              A I M Management Group Inc. (financial services
                                             holding company); Chairman and President, A I M
                                             Advisors, Inc. (registered investment advisor);
                                             Director and Senior Vice President, A I M
                                             Capital Management, Inc. (registered investment
                                             advisor); Chairman, A I M Distributors, Inc.
                                             (registered broker dealer), A I M Fund Services,
                                             Inc., (registered transfer agent), and Fund
                                             Management Company (registered broker dealer);
                                             and Director and Vice Chairman, AMVESCAP PLC
                                             (parent of AIM and a global investment
                                             management firm)

INDEPENDENT TRUSTEES

Frank S. Bayley-- 1939              2001     Of Counsel, law firm of Baker & McKenzie                   Badgley Funds, Inc.
Trustee                                                                                                 (registered
                                                                                                        investment company)

Bruce L. Crockett-- 1944            1987     Chairman, Crockett Technology Associates                   ACE Limited
Trustee                                      (technology consulting company)                            (insurance
                                                                                                        company); and
                                                                                                        Captaris, Inc.
                                                                                                        (unified messaging
                                                                                                        provider)

Albert R. Dowden--  1941            2000     Chairman, Cortland Trust, Inc. (registered                 None
Trustee                                      investment company) and DHJ Media, Inc.;
                                             Director, Magellan Insurance
                                             Company; Member of Advisory Board
                                             of Rotary Power International
                                             (designer, manufacturer, and seller
                                             of rotary power engines); formerly,
                                             Director, President and CEO, Volvo
                                             Group North America, Inc.; and
                                             director of various affiliated
                                             Volvo companies



(1) Mr. Graham is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.



                                   TRUSTEE
                                   AND/OR                                                                OTHER
    NAME, YEAR OF BIRTH AND        OFFICER                                                            DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS             HELD BY TRUSTEE
-------------------------------- ----------- -------------------------------------------------- ---------------------

INDEPENDENT TRUSTEES

Edward K. Dunn, Jr.-- 1935          1998     Formerly, Chairman, Mercantile Mortgage Corp.;             None
Trustee                                      Vice Chairman, President and  Chief Operating
                                             Officer, Mercantile-Safe Deposit & Trust Co.;
                                             and President, Mercantile Bankshares Corp.

Jack M. Fields-- 1952               1997     Chief Executive Officer, Twenty First Century              Administaff
Trustee                                      Group, Inc. (government affairs company)


Carl Frischling-- 1937              1993     Partner, law firm of Kramer Levin Naftalis and             Cortland Trust,
Trustee                                      Frankel LLP                                                Inc. (registered
                                                                                                        investment company)

Prema Mathai-Davis-- 1950           1998     Formerly, Chief Executive Officer, YWCA of the             None
Trustee                                      USA

Lewis F. Pennock-- 1942             1992     Partner, law firm of Pennock & Cooper                      None
Trustee

Ruth H. Quigley-- 1935              2001     Retired                                                    None
Trustee

Louis S. Sklar-- 1939               1993     Executive Vice President, Development and                  None
Trustee                                      Operations, Hines Interests Limited Partnership
                                             (real estate development company)

OTHER OFFICERS

Gary T. Crum-- 1947                 1992     Director and President, A I M Capital                      N/A
Senior Vice President                        Management, Inc.; Director and Executive Vice
                                             President, A I M Management Group Inc.; Director
                                             and Senior Vice President, A I M Advisors, Inc.;
                                             and Director, A I M Distributors, Inc. and
                                             AMVESCAP PLC





                                   TRUSTEE
                                   AND/OR                                                                OTHER
    NAME, YEAR OF BIRTH AND        OFFICER                                                            DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS             HELD BY TRUSTEE
-------------------------------- ----------- -------------------------------------------------- ---------------------

OTHER OFFICERS

Carol F. Relihan-- 1954             1992     Director, Senior Vice President, General Counsel           N/A
Senior Vice President and                    and Secretary, A I M Advisors, Inc. and A I M
Secretary                                    Management Group Inc.; Director, Vice President
                                             and General Counsel, Fund Management Company;
                                             and Vice President, A I M Fund Services, Inc.,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.

Robert G. Alley-- 1948              1992     Senior Vice President, A I M Capital Management,           N/A
Vice President                               Inc.; and Vice President, A I M Advisors, Inc.


Stuart W. Coco-- 1955               1992     Senior Vice President, A I M Capital Management,           N/A
Vice President                               Inc.; and Vice President, A I M Advisors, Inc.


Melville B. Cox-- 1943              1992     Vice President and Chief Compliance Officer,               N/A
Vice President                               A I M Advisors, Inc. and A I M Capital
                                             Management, Inc.; and Vice President, A I M Fund
                                             Services, Inc.

Karen Dunn Kelley-- 1960            1992     Senior Vice President, A I M Capital Management,           N/A
Vice President                               Inc.; Director and President, Fund Management
                                             Company; and Vice President, A I M Advisors, Inc.

Edgar M. Larsen-- 1940              1999     Vice President, A I M Advisors, Inc. and A I M             N/A
Vice President                               Capital Management, Inc.

Dana R. Sutton-- 1959               1992     Vice President and Fund Treasurer, A I M                   N/A
Vice President and                           Advisors, Inc.
Treasurer

            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2001



                                                                                    AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                       SECURITIES IN ALL REGISTERED
                                                                                     INVESTMENT COMPANIES OVERSEEN BY
                                   DOLLAR RANGE OF EQUITY SECURITIES                  TRUSTEE IN THE AIM FAMILY OF
      NAME OF TRUSTEE                         PER FUND                                Funds(--Registered Trademark--)
--------------------------- -------------------------------------------------- -------------------------------------


Robert H. Graham            Balanced                          Over $100,000               Over $100,000

                            Basic Balanced                    Over $100,000

                            Premier Equity                    Over $100,000

Frank S. Bayley                                   - 0 -                                 $10,001 - $50,000


Bruce L. Crockett           Select Equity                      $1 - $10,000                $1 - $10,000

                            Premier Equity                     $1 - $10,000

Owen Daly II(1)             Balanced                          Over $100,000               Over $100,000(2)

                            European Small Company        $10,001 - $50,000

                            New Technology                $10,001 - $50,000

                            Select Equity                 $10,001 - $50,000

                            Small Cap Equity             $50,001 - $100,000


Albert R. Dowden            Small Cap Equity              $10,001 - $50,000               Over $100,000

Edward K. Dunn, Jr.                               - 0 -                                   Over $100,000(2)

Jack M. Fields              Premier Equity               $50,001 - $100,000               Over $100,000(2)

Carl Frischling             Balanced                     $50,001 - $100,000               Over $100,000(2)

                            Premier Equity                    Over $100,000

Prema Mathai-Davis                                - 0 -                                   Over $100,000(2)

Lewis F. Pennock            Balanced                      $10,001 - $50,000             $10,001 - $50,000

Ruth H. Quigley                                    -0-                                     $1 -$10,000

Louis S. Sklar                                    - 0 -                                   Over $100,000(2)


------------
(1)        Mr. Daly retired as a trustee on December 31, 2001.

(2) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEE COMPENSATION TABLE

         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2001:


                                                              RETIREMENT        ESTIMATED
                                            AGGREGATE          BENEFITS      ANNUAL BENEFITS          TOTAL
                                        COMPENSATION FROM       ACCRUED            UPON            COMPENSATION
                                               THE              BY ALL        Retirement(3)        FROM ALL AIM
                DIRECTOR                     TRUST(1)        AIM FUNDS(2)                          FUNDS(4)(5)
   ------------------------------------ ------------------- ---------------- ----------------- ---------------------

   Frank S. Bayley(6)                      $  4,839              -0-         $  75,000             $ 112,000

   Bruce L. Crockett                         20,374         $ 36,312            75,000               126,500

   Owen Daly II(7)                           20,374           33,318            75,000               126,500

   Albert R. Dowden                          20,374            3,193            75,000               126,500

   Edward K. Dunn, Jr.                       20,374            8,174            75,000               126,500

   Jack M. Fields                            20,300           19,015            75,000               126,000

   Carl Frischling(8)                        20,300           54,394            75,000               126,000

   Prema Mathai-Davis                        20,374           21,056            75,000               126,500

   Lewis F. Pennock                          20,374           37,044            75,000               126,500

   Ruth H. Quigley(6)                         4,913              -0-            75,000               112,500

   Louis S. Sklar                            19,770           53,911            75,000               123,000


(1) The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended December 31, 2001, including earnings, was $126,176.

(2) During the fiscal year ended December 31, 2001, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $53,483.

(3) Amounts shown assume each trustee serves until his or her normal retirement date.

(4) All trustees currently serve as directors or trustees of seventeen registered investment companies advised by AIM.

(5) During the fiscal year ended December 31, 2001, the Trust received reimbursement for compensation paid to the trustees of $5,400. During the year ended December 31, 2001, all AIM Funds received reimbursement of total compensation paid to trustees of $31,500.

(6) Mr. Bayley and Miss Quigley were elected to serve as trustees on September 28, 2001.

(7)  Mr. Daly was a trustee until December 31, 2001, when he retired.

(8) During the fiscal year ended December 31, 2001, the Trust paid $91,630 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

         All information listed below is as of October 16, 2002.


AIM BALANCED FUND

                                                                                                          INSTITUTIONAL
                                      CLASS A SHARES   CLASS B SHARES   CLASS C SHARES   CLASS R SHARES   CLASS SHARES
                                      ---------------- ---------------- ---------------- ---------------- -------------

NAME AND ADDRESS OF                     PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
PRINCIPAL HOLDER                         OWNED OF         OWNED OF         OWNED OF         OWNED OF         OWNED OF
                                          RECORD           RECORD           RECORD           RECORD           RECORD
------------------------------------- ---------------- ---------------- ---------------- ---------------- -------------

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East
2nd Floor
Jacksonville, FL   32246                   9.14%            8.60%           15.52%             --               --


American Express Trust Co.
FBO American Express Trust
Retirement Service Plans
1200 Northstar
West PO Box 534
Minneapolis, MN   55440-0534               7.95%              --               --              --               --

AIM Advisors, Inc.(1)
ATTN:  David Hessel
11 Greenway Plaza, Ste 1919
Houston, TX   77046                          --               --               --              --            100.00%

(1) Owned of record and beneficially.


                                                                                                          INSTITUTIONAL
                                      CLASS A SHARES   CLASS B SHARES   CLASS C SHARES   CLASS R SHARES   CLASS SHARES
                                      ---------------- ---------------- ---------------- ---------------- -------------

NAME AND ADDRESS OF                     PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
PRINCIPAL HOLDER                         OWNED OF         OWNED OF         OWNED OF         OWNED OF         OWNED OF
                                          RECORD           RECORD           RECORD           RECORD           RECORD
------------------------------------- ---------------- ---------------- ---------------- ---------------- -------------


Branch Banking Trust TTEE
FBO W. E. Stanley Co. Inc. OMNIBUS
Daily Trading
434 Fayetteville St., 4th Floor
Raleigh, NC   27601                         --               --               --             73.22%             --

Airbrush Images Inc. 401k Plan
Daniel E. Henrichs TTEE
850 N. FM 3080
Conroe, TX   77303                          --               --               --              8.76%             --

APB025 Logan Bank Trust Co
401k Plan TTEE Eddie Canterbury
PO Box 505
Warrendale, PA   15086                      --               --               --              5.44%             --

AIM BASIC BALANCED FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------
NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL   32246                            --                        --                       8.53%

AIM EUROPEAN SMALL COMPANY FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------
Charles T. Bauer(1)
C/O AIM Management Group, Inc.
11 Greenway Plaza, Ste 100
Houston, TX   77046                               14.25%                      --                         --


Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL   32246                            --                       8.09%                     14.05%



AIM GLOBAL UTILITIES FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------
NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------


Charles Schwab & Co. Inc.
Reinvestment Account
101 Montgomery St.
San Francisco, CA   94104                         12.16%                      --                         --

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246                               --                       --                       11.66%

---------

(1) Owned of record and beneficially.

AIM INTERNATIONAL EMERGING GROWTH FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------
NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------

Robert Michael Kippes(1)
Kelly F. Kippes JTTEN
20402 Lakeland Falls Dr.
Cypress, TX 77429                                 22.85%                      --                         --

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246                             7.64%                    12.92%                     19.84%



AIM MID CAP BASIC VALUE FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------
NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246                            11.49%                     9.22%                     10.18%


AIM NEW TECHNOLOGY FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------
NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------
                  --                                --                        --                         --


---------

(1) Owned of record and beneficially.

AIM PREMIER EQUITY FUND


                                                                                                        INSTITUTIONAL
                                    CLASS A SHARES   CLASS B SHARES   CLASS C SHARES   CLASS R SHARES    CLASS SHARES
---------------------------------- ---------------- ---------------- ---------------- ---------------- ----------------
NAME AND ADDRESS OF                  PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
PRINCIPAL HOLDER                      OWNED OF         OWNED OF         OWNED OF         OWNED OF         OWNED OF
                                       RECORD           RECORD           RECORD           RECORD           RECORD
---------------------------------- ---------------- ---------------- ---------------- ---------------- ----------------

Tulsa & Co.
PO Box 3688
Tulsa, OK 74101-3688                     --               --               --               --             77.27%

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL   32246              10.07%            9.88%            21.63              --             19.36%

APB025 Logan Bank Trust Co.
401k Plan TTEE Eddie Canterbury
PO Box 505
Warrendale, PA 15086                     --               --               --             41.50%             --

Airbrush Images Inc 401k Plan
Daniel E. Henrichs TTEE
850 N FM 3083
Conroe, TX   77303                       --               --               --             22.40%             --

Delaney Clinic Professional
Assoc Inc PSP
Dr. Lucio Margallo TTEE
FBO Lucio Margallo II
1115 East 5th
Mitchell, SD   57301                     --               --               --             10.86%             --

Sierra Conveyor Co Inc 401k PSP
Marjorie J or Daniel Watson TTEES
FBO Brian Schyberg DTD 07/01/94
PO Box 1382
Roseville, CA 95678                      --               --               --              8.45%             --

                                                                                                        INSTITUTIONAL
                                    CLASS A SHARES   CLASS B SHARES   CLASS C SHARES   CLASS R SHARES    CLASS SHARES
---------------------------------- ---------------- ---------------- ---------------- ---------------- ----------------
NAME AND ADDRESS OF                  PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
PRINCIPAL HOLDER                      OWNED OF         OWNED OF         OWNED OF         OWNED OF         OWNED OF
                                       RECORD           RECORD           RECORD           RECORD           RECORD
---------------------------------- ---------------- ---------------- ---------------- ---------------- ----------------


Roy F. Rodgers Solo 401k PSP
Roy F. Rodgers TTEE FBO
Roy F. Rodgers
692 Spann Road
Ward, SC 29166                           --               --               --               --              5.44%

AIM PREMIER EQUITY II FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL   32246                          8.96%                     12.68%                     20.60%


AIM SELECT EQUITY FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------

                                           PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
                                                  RECORD                    RECORD                     RECORD
NAME AND ADDRESS OF
PRINCIPAL HOLDER
---------------------------------------- ------------------------- -------------------------- -------------------------


Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL   32246                          5.45%                      9.68%                     11.85%


AIM SMALL CAP EQUITY FUND

                                               CLASS A SHARES   CLASS B SHARES   CLASS C SHARES      CLASS R SHARES
---------------------------------------------- ---------------- --------------- ------------------ --------------------

NAME AND ADDRESS OF                              PERCENTAGE       PERCENTAGE    PERCENTAGE OWNED   PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  OWNED OF         OWNED OF            OF                RECORD
                                                   RECORD           RECORD           RECORD
---------------------------------------------- ---------------- --------------- ------------------ --------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL   32246                           12.74%           8.57%            25.95%                --

AIM Advisors, Inc.(1)
ATTN:  David Hessel
11 Greenway Plaza, Ste. 1919
Houston, TX   77046                                   --              --                --               20.62%

SI Howard Glass Company Inc PSP
Earl R. Farmer, Jr. TTEE FBO
Kenneth Borski
379 SW Cutoff
Worcester, MA   01604-2713                            --               --               --                11.32%

Dianne L. Simmons Solo 401k
Dianne L. Simmons TTEE FBO
Dianne L. Simmons
4046 River Ridge Chase SE
Marietta, GA   30067-4768                             --               --               --                 9.87%

ANTC Cust 403B
USD 497 FBO
Joyce F. Deslavo
4206 W. 13th Street
Lawrence, KS   66049                                  --               --               --                 8.39%


SI Howard Glass Company Inc PSP
Earl R. Farmer, Jr. TTEE FBO
Sandra Hamilton
379 SW Cutoff
Worcester, MA   01604-2713                            --               --               --                 7.54%

SI Howard Glass Company Inc 401k Plan
Earl R. Farmer, Jr. TTEE FBO
Joan Cooney
379 SW Cutoff
Worcester, MA   01604-2713                            --               --               --                 5.28%


---------

(1) Owned of record and beneficially.

AIM WORLDWIDE SPECTRUM FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------

Joel Dobberpuhl and Holly Dobberpuhl
TIC(1)
1710 Lawrence Road
Franklin, TN   37069-1700                        31.33%                      --                         --

Morgan Keegan & Company, Inc
FBO Joyce M. Kelso & Jerry A. Kelso
JTWROS
270 River Trace Drive
Marion, AR   72364                                  --                       --                        8.56%



MANAGEMENT OWNERSHIP

          As of October 16, 2002, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Fund, except that the trustees and officers as a group owned 1.00% of Class A shares of AIM European Small Company Fund and 1.63% of Class A shares of AIM New Technology Fund.


---------

(1) Owned of record and beneficially.

                                   APPENDIX E

                                 MANAGEMENT FEES

For the last three fiscal years ended December 31, the management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund were as follows:



     FUND NAME                             2001                                                  2000
                                           ----                                                  ----

                           MANAGEMENT FEE  MANAGEMENT     NET MANAGEMENT FEE    MANAGEMENT     MANAGEMENT FEE   NET MANAGEMENT FEE
                              PAYABLE      FEE WAIVERS           PAID           FEE PAYABLE        WAIVERS             PAID
                           --------------  ------------   ------------------   -------------   --------------    ------------------
AIM Balanced
Fund                        $20,891,477    $     19,008        $  20,872,469   $  19,294,478   $          -0-    $       19,294,478

AIM Basic
Balanced Fund(1)                 29,174          29,174                  -0-             N/A              N/A                   N/A

AIM European
Small Company Fund(2)           107,157         107,157                  -0-          27,495           27,495                   -0-

AIM Global
Utilities Fund                2,017,671           1,934            2,015,737       2,457,103              -0-             2,457,103

AIM International
Emerging Growth
Fund(2)                          96,010          96,010                  -0-          20,500           20,500                   -0-

AIM Mid Cap Basic
Value Fund(3)                        22              22                  -0-             N/A              N/A                   N/A

AIM New
Technology Fund(2)              662,429         357,926              304,503         169,735          126,575                43,160

AIM Premier Equity
Fund                        133,647,827       8,961,757          124,686,070     178,352,446       11,485,909           166,866,537

AIM Premier Equity II
Fund(2)                       1,259,835          42,306            1,217,529         184,046          146,253                37,793


AIM Select
Equity Fund                   6,487,014           3,800            6,483,214       8,431,513              -0-             8,431,513


     FUND NAME                               1999
                                             ----

                             MANAGEMENT     MANAGEMENT FEE    NET MANAGEMENT
                             FEE PAYABLE        WAIVERS           FEE PAID
                             ------------   --------------    ---------------
AIM Balanced
Fund                        $  13,624,208        $      -0-       $  13,624,208

AIM Basic
Balanced Fund(1)                      N/A               N/A                 N/A

AIM European
Small Company Fund(2)                 N/A               N/A                 N/A

AIM Global
Utilities Fund                  1,802,726               -0-           1,802,726

AIM International
Emerging Growth
Fund(2)                               N/A               N/A                 N/A

AIM Mid Cap Basic
Value Fund(3)                         N/A               N/A                 N/A

AIM New
Technology Fund(2)                    N/A               N/A                 N/A

AIM Premier Equity
Fund                          141,196,457         5,137,356         136,059,101

AIM Premier Equity II
Fund(2)                               N/A               N/A                 N/A


AIM Select
Equity Fund                     5,507,389               -0-           5,507,389


     FUND NAME                           2001                                                  2000
                                         ----                                                  ----

                         MANAGEMENT FEE  MANAGEMENT     NET MANAGEMENT FEE    MANAGEMENT     MANAGEMENT FEE   NET MANAGEMENT FEE
                            PAYABLE      FEE WAIVERS           PAID           FEE PAYABLE        WAIVERS             PAID
                         --------------  ------------   ------------------   -------------   --------------    ------------------

AIM Small Cap
Equity Fund(2)                997,232             714              996,518          89,083           89,083                   -0-

AIM Worldwide
Spectrum Fund(4)               69,914          69,914                  -0-              69               69                   -0-


     FUND NAME                      1999
                                    ----

                   MANAGEMENT    MANAGEMENT FEE    NET MANAGEMENT
                   FEE PAYABLE       WAIVERS           FEE PAID
                   -----------   --------------    ---------------

AIM Small Cap
Equity Fund(2)             N/A               N/A                 N/A

AIM Worldwide
Spectrum Fund(4)           N/A               N/A                 N/A

(1)      Commenced operations on September 28, 2001

(2)      Commenced operations on August 31, 2000

(3)      Commenced operations on December 31, 2001

(4)      Commenced operations on December 29, 2000

                                   APPENDIX F

                          ADMINISTRATIVE SERVICES FEES

The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended December 31:

         FUND NAME                     2001                         2000                    1999
                                   ------------                 ------------            ------------

AIM Balanced Fund                  $    316,318                 $    219,636            $    158,046


AIM Basic Balanced
Fund(1)                                  12,603                          N/A                     N/A

AIM European Small
Company Fund(2)                          50,000                       16,667                     N/A

AIM Global Utilities
Fund                                     92,707                      111,177                   8,999

AIM International
Emerging Growth
Fund(2)                                  50,000                       16,667                     N/A

AIM Mid Cap Basic
Value Fund(3)                               137                          N/A                     N/A

AIM New Technology
Fund(2)                                  50,000                       16,667                     N/A

AIM Premier Equity Fund                 833,469                      959,833                 631,457


AIM Premier Equity II Fund(2)            50,000                      16,,667                     N/A


AIM Select Equity Fund                  148,860                      144,211                 110,205


AIM Small Cap Equity Fund(2)             50,000                       16,667                     N/A

AIM Worldwide
Spectrum Fund(4)                         50,000                          410                     N/A

----------

(1) Commenced operations on September 28, 2001

(2) Commenced operations on August 31, 2000

(3) Commenced operations on December 31, 2001

(4) Commenced operations on December 29, 2000

                                   APPENDIX G

                              BROKERAGE COMMISSIONS


         Brokerage commissions(1) paid by each of the Funds listed below during the last three fiscal years ended December 31 were as follows:


           FUND                                      2001             2000             1999
           ----                                 --------------   --------------   --------------

AIM Balanced Fund(2)                            $    2,814,996   $    1,892,019   $    1,595,462
AIM Basic Balanced Fund(3)                             332,231              N/A              N/A
AIM European Small Company Fund(4)                      69,600           38,807              N/A
AIM Global Utilities Fund(5)                           263,422          593,061          198,511
AIM International Emerging Growth Fund(4)               67,561           27,889              N/A
AIM Mid Cap Basic Value Fund(6)                            N/A              N/A              N/A
AIM New Technology Fund(4)                             137,043           10,477              N/A
AIM Premier Equity Fund(7)                          19,870,430       34,775,189       23,804,242
AIM Premier Equity II Fund(4)                          231,409           57,425              N/A
AIM Select Equity Fund(8)                            2,341,424        1,152,944          592,091
AIM Small Cap Equity Fund(4)                           493,853           65,567              N/A
AIM Worldwide Spectrum Fund(9)                          29,817              N/A              N/A


(1) Disclosure regarding brokerage commissions is limited to commissions paid on agency trades and designated as such on the trade confirm.

(2) The variation in brokerage commissions paid by the AIM Balanced Fund for the fiscal year ended December 31, 2001, as compared to the prior fiscal year was due to a significant fluctuation in asset levels.

(3)      Commenced operations on September 28, 2001.

(4)      Commenced operations on August 31, 2000.

(5) The variation in brokerage commission paid by the AIM Global Utilities Fund for the fiscal year ended December 31, 2000, as compared to the two prior fiscal years, was due to a significant fluctuation in asset levels, increased portfolio turnover and an increase in transactions on which commissions were paid.

(6)      Commenced operations on December 31, 2001.

(7) The variation in brokerage commission paid by the AIM Premier Equity Fund for the fiscal year ended December 31, 2000, as compared to the two prior fiscal years, was due to a significant fluctuation in asset levels, large cash inflows and an increase in transactions on which commissions were paid.

(8) The variation in brokerage commission paid by the AIM Select Equity Fund for the fiscal year ended December 31, 2000, as compared to the two prior fiscal years, was due to a significant increase in assets of the fund.

(9)      Commenced operations on December 29, 2000.

                                   APPENDIX H

             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS


         During the last fiscal year ended December 31, 2001, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:


                                                                    Related
Fund                                          Transactions    Brokerage Commissions
----                                         --------------   ---------------------

AIM Balanced Fund                            $  190,962,040       $      239,220
AIM Basic Balanced Fund                                 N/A                  N/A
AIM European Small Company Fund                     271,339                  457
AIM Global Utilities Fund                        12,268,708               20,325
AIM International Emerging Growth Fund              121,720                  243
AIM Mid Cap Basic Value Fund(1)                         N/A                  N/A
AIM New Technology Fund                          11,536,993               12,730
AIM Premier Equity Fund                       2,297,060,048            2,668,509
AIM Premier Equity II Fund                       10,278,589               15,793
AIM Select Equity Fund                          220,518,143              276,629
AIM Small Cap Equity Fund                        11,559,784               21,470
AIM Worldwide Spectrum Fund                         440,920                  510

(1) Commenced operations on December 31, 2001.

         During the last fiscal year ended December 31, 2001, the Funds held securities issued by the following companies, which are "regular" brokers or dealers of one of more of the Funds identified below:


              Fund/Issuer                        Security                           Market Value
              -----------                        --------                           ------------

AIM Balanced Fund
     Goldman Sachs Group, Inc. (The)            Common Stock                       $    21,295,400
     Merrill Lynch & Co., Inc.                  Common Stock                            34,034,360
     Morgan Stanley Dean Witter & Co.           Common Stock                            24,926,864

     Bear Stearns Cos. Inc.                     Bonds/Notes                              4,676,293
     Lehman Brothers Holdings Inc.              Bonds/Notes                              6,501,967
     Morgan Stanley Dean Witter & Co.           Bonds/Notes                              7,182,964

AIM Basic Balanced Fund
     Morgan Stanley Dean Witter & Co.           Common Stock                               223,760

     Lehman Brothers Holdings, Inc.             Bonds/Notes                                 21,837

AIM Select Equity Fund
     Lehman Brothers Holdings Inc.              Common Stock                             6,199,040
     Merrill Lynch & Co., Inc.                  Common Stock                             8,234,960

AIM Premier Equity Fund
     Morgan Stanley Dean Witter & Co.           Common Stock                           391,580,000

AIM Premier Equity II Fund
     Lehman Brothers Holdings Inc.              Common Stock                             1,837,000
     Morgan Stanley Dean Witter & Co.           Common Stock                             1,342,560

                                   APPENDIX I

     AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS


         A list of amounts paid by each class of shares to AIM Distributors pursuant to the Plans for the fiscal year or period ended December 31, 2001 follows:


                                                 CLASS A          CLASS B          CLASS C
FUND                                             SHARES           SHARES           SHARES
----                                         --------------   --------------   --------------
AIM Balanced Fund(2)                         $    6,103,678   $   12,597,477   $    4,020,765
AIM Basic Balanced Fund(1)                            5,240           22,783            7,127
AIM European Small Company Fund                      26,996           24,901           10,764
AIM Global Utilities Fund                           543,963        1,309,131          150,360
AIM International Emerging Growth Fund               19,636           19,061           25,899
AIM Mid Cap Basic Value Fund                              4                8                8
AIM New Technology Fund                             129,174          197,761           95,599
AIM Premier Equity Fund(2)                       24,169,158      105,895,470       10,844,420
AIM Premier Equity II Fund                          224,258          712,565          326,478
AIM Select Equity Fund                            1,072,072        5,043,700          627,234
AIM Small Cap Equity Fund(2)                        216,534          382,833          171,712
AIM Worldwide Spectrum Fund                          21,849           11,226            8,599

(1) Commenced operations on September 28, 2001.

(2) Information on Class R shares is not reflected in the table since Class R shares commenced operations on June 3, 2002.

                                   APPENDIX J

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS

         An estimate by category of the allocation of actual fees paid by Class A Shares of the Funds during the year ended December 31, 2001, follows:



                                                                 PRINTING &                       UNDERWRITERS       DEALERS
                                                ADVERTISING       MAILING         SEMINARS        COMPENSATION     COMPENSATION
                                              --------------   --------------   --------------   --------------   --------------


AIM Balanced Fund(3)                          $            0   $            0   $            0   $    6,103,678   $            0
AIM Basic Balanced Fund(1)                               565               77                0                0            4,598
AIM European Small Company Fund                        4,628                0            1,543                0           20,825
AIM Global Utilities Fund                             18,119            1,575            6,127                0          518,142
AIM International Emerging Growth Fund                 5,610                0                0                0           14,026
AIM Mid Cap Basic Value Fund(2)                          N/A              N/A              N/A              N/A              N/A
AIM New Technology Fund                                8,982              800            3,557                0          115,835
AIM Premier Equity Fund(3)                                 0                0                0                0       24,169,158
AIM Premier Equity II Fund                            23,022            1,955            7,602                0          191,679
AIM Select Equity Fund                                     0                0                0                0        1,072,072
AIM Small Cap Equity Fund(3)                          19,547            1,934            5,585                0          189,468
AIM Worldwide Spectrum Fund                            2,066              204              568                0           19,011

         An estimate by category of the allocation of actual fees paid by Class B Shares of the Funds during the year ended December 31, 2001, follows:



                                                                 PRINTING &                        UNDERWRITERS      DEALERS
                                                ADVERTISING       MAILING          SEMINARS        COMPENSATION    COMPENSATION
                                              --------------   --------------   --------------   --------------   --------------

AIM Balanced Fund(3)                          $      249,000   $       22,346   $       83,355   $    9,448,108   $    2,794,668
AIM Basic Balanced Fund(1)                               881              120              334           17,087            4,361
AIM European Small Company Fund                        3,596                0                0           18,676            2,629
AIM Global Utilities Fund                             21,638            1,784            8,107          981,848          295,754
AIM International Emerging Growth Fund                 1,953              429                0           14,295            2,384
AIM Mid Cap Basic Value Fund(2)                          N/A              N/A              N/A              N/A              N/A
AIM New Technology Fund                               13,377            1,038            4,325          148,321           30,700
AIM Premier Equity Fund(3)                         1,038,490           93,636          347,603       79,421,602       24,994,139
AIM Premier Equity II Fund                            32,152            2,607           11,586          534,424          131,796
AIM Select Equity Fund                                86,226            7,774           29,640        3,782,775        1,137,285
AIM Small Cap Equity Fund(3)                          21,069            1,789            6,957          287,125           65,893
AIM Worldwide Spectrum Fund                            1,565                0                0            8,420            1,241


         An estimate by category of the allocation of actual fees paid by Class C shares of the Funds during the year ended December 31, 2001, follows:



                                                      PRINTING &               UNDERWRITERS     DEALERS
                                        ADVERTISING    MAILING      SEMINARS   COMPENSATION  COMPENSATION
                                        -----------   ----------   ----------  ------------  ------------
AIM Balanced Fund(3)                     $  108,680   $    9,979   $   35,987   $  802,417   $3,063,702
AIM Basic Balanced Fund(1)                        0            0            0        3,037        4,090
AIM European Small Company Fund                   0            0            0        5,194        5,570
AIM Global Utilities Fund                     5,016            0        2,508       45,147       97,689
AIM International Emerging Growth Fund        1,509          149          829        8,147       15,265
AIM Mid Cap Basic Value Fund(2)                 N/A          N/A          N/A          N/A          N/A
AIM New Technology Fund                       7,072          699        2,590       50,506       34,732
AIM Premier Equity Fund(3)                  269,253       24,465       89,843    1,986,915    8,473,944
AIM Premier Equity II Fund                   22,821        2,093        6,643      154,458      140,463
AIM Select Equity Fund                       29,303        2,520       10,183      213,852      371,376
AIM Small Cap Equity Fund(3)                  9,757          965        3,829       75,820       81,341
AIM Worldwide Spectrum Fund                   1,166          256            0        4,267        2,910


(1) Commenced operations on September 28, 2001.

(2) Commenced operations on December 31, 2001.

(3) Information on Class R shares is not reflected in the table since Class R shares commenced operations on June 3, 2002.

                                   APPENDIX K

                               TOTAL SALES CHARGES


         The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the last three fiscal years ended December 31:



                                                       2001                          2000                         1999
                                            ---------------------------   ---------------------------   ---------------------------

                                                SALES        AMOUNT          SALES         AMOUNT          SALES         AMOUNT
                                               CHARGES      RETAINED        CHARGES        RETAINED        CHARGES      RETAINED
                                            ------------   ------------   ------------   ------------   ------------   ------------

AIM Balanced Fund(5)                        $  3,691,146    $   640,756    $ 7,582,977   $  1,348,605   $  4,738,340   $    823,856
AIM Basic Balanced Fund(1)                       112,507         19,234            N/A            N/A            N/A            N/A
AIM European Small Company Fund(2)                28,534          4,738        127,183         18,828            N/A            N/A
AIM Global Utilities Fund                        427,191         69,443      1,102,169        174,240        363,844         56,996
AIM International Emerging Growth Fund(2)         26,026          4,181         52,378          8,538            N/A            N/A
AIM Mid Cap Basic Value Fund(3)                      N/A            N/A            N/A            N/A            N/A            N/A
AIM New Technology Fund(2)                       478,515         76,755        895,102        142,151            N/A            N/A
AIM Premier Equity Fund(5)                    13,060,057      2,026,998     44,597,613      6,912,097     47,407,647      7,218,373
AIM Premier Equity II Fund(2)                    606,814         95,063        838,943        130,652            N/A            N/A
AIM Select Equity Fund                         1,293,861        205,791      3,195,845        511,968      1,100,704        176,131
AIM Small Cap Equity Fund(2)(5)                  819,222        129,827        421,500         66,008            N/A            N/A
AIM Worldwide Spectrum Fund(4)                    60,376         10,936            -0-            -0-            N/A            N/A

(1) Commenced operations on September 28, 2001

(2) Commenced operations on August 31, 2000

(3) Commenced operations on December 29, 2000

(4) Commenced operations on December 29, 2000

(5) Information on Class R shares is not reflected in the table since Class R shares commenced operations on June 3, 2002

         The following chart reflects the contingent deferred sales charges paid by Class A, Class B, Class C and Class R shareholders and retained by AIM Distributors for the last three fiscal years ended December 31:


                                                    2001             2000             1999
                                               --------------   --------------   --------------

AIM Balanced Fund(5)                           $      139,887   $      284,148   $      150,341
AIM Basic Balanced Fund(1)                                 84              N/A              N/A
AIM European Small Company Fund(2)                     17,064               47              N/A
AIM Global Utilities Fund                               9,778           16,641           67,367
AIM International Emerging Growth Fund(2)              29,308              364              N/A
AIM Mid Cap Basic Value Fund(3)                           N/A              N/A              N/A
AIM New Technology Fund(2)                             11,820           16,403              N/A
AIM Premier Equity Fund(5)                            502,677        1,003,943        1,053,955
AIM Premier Equity II Fund(3)                          25,998            1,234              N/A
AIM Select Equity Fund                                 32,135           32,980           75,951
AIM Small Cap Equity Fund(2)(5)                        39,954              541              N/A
AIM Worldwide Spectrum Fund(4)                          2,126              -0-              N/A


(1) Commenced operations on September 28, 2001

(2) Commenced operations on August 31, 2000

(3) Commenced operations on December 31, 2001

(4) Commenced operations on December 29, 2000

(5) Information on Class R shares is not reflected in the table since Class R shares commenced operations on June 3, 2002

                                   APPENDIX L

                                PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURNS

         The average annual total returns (including sales load) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years ended June 30 are as follows:


                                                                        PERIODS ENDED
                                                                        JUNE 30, 2002

                                                                                         SINCE        INCEPTION
         CLASS A SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION        DATE
         --------------                          ------       -------      --------     ---------      ---------

AIM Balanced Fund                               -19.89%        1.39%         9.28%           --        03/31/78
AIM Basic Balanced Fund                            N/A          N/A            N/A          N/A        09/28/01
AIM European Small Company Fund                   8.62%         N/A            N/A       -12.06%       08/31/00
AIM Global Utilities Fund                       -34.38%       -0.41%         5.34%           --        01/19/88
AIM International Emerging Growth Fund            9.49%         N/A            N/A       -13.76%       08/31/00
AIM Mid Cap Basic Value Fund                       N/A          N/A            N/A          N/A        12/31/01
AIM New Technology Fund                         -45.96%         N/A            N/A        -53.46%      08/31/00
AIM Premier Equity Fund                         -31.28%        0.21%        10.02%            --       05/01/84
AIM Premier Equity II Fund                      -33.00%         N/A            N/A        -28.16%      08/31/00
AIM Select Equity Fund                           27.50%        2.28%         8.05%            --       12/04/67
AIM Small Cap Equity Fund                        -5.60%         N/A            N/A         -2.01%      08/31/00
AIM Worldwide Spectrum Fund                      -4.39%         N/A            N/A         -6.52%      12/29/00


         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended June 30 are as follows:


                                                                        PERIODS ENDED
                                                                        JUNE 30, 2002

                                                                                         SINCE        INCEPTION
         CLASS B SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION        DATE
         --------------                          ------       -------      --------     ---------     ---------

AIM Balanced Fund                               -20.63%        1.23%           N/A         6.51%       10/18/93
AIM Basic Balanced Fund                            N/A          N/A            N/A          N/A        09/28/01
AIM European Small Company Fund                   9.13%         N/A            N/A       -11.85%       08/31/00
AIM Global Utilities Fund                       -34.47%       -0.34%           N/A         3.06%       09/01/93
AIM International Emerging Growth Fund           10.15%         N/A            N/A       -13.55%       08/31/00
AIM Mid Cap Basic Value Fund                       N/A          N/A            N/A          N/A        12/31/01
AIM New Technology Fund                         -46.22%         N/A            N/A       -53.45%       08/31/00
AIM Premier Equity Fund                         -31.34%        0.30%           N/A         7.30%       10/18/93
AIM Premier Equity II Fund                      -33.04%         N/A            N/A       -28.00%       08/31/00
AIM Select Equity Fund                          -27.68%        2.34%           N/A         7.34%       09/01/93
AIM Small Cap Equity Fund                        -5.84%         N/A            N/A        -1.82%       08/31/00
AIM Worldwide Spectrum Fund                      -4.46%         N/A            N/A        -6.14%       12/29/00

         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended June 30 are as follows:



                                                                        PERIODS ENDED
                                                                        JUNE 30, 2002

                                                                                          SINCE       INCEPTION
         CLASS C SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION        DATE
         ---------------                         ------       -------      --------     ---------     ----------
AIM Balanced Fund                               -17.32%         N/A            N/A         0.36%       08/04/97
AIM Basic Balanced Fund                            N/A          N/A            N/A          N/A        09/28/01
AIM European Small Company Fund                  13.13%         N/A            N/A        -9.87%       08/31/00
AIM Global Utilities Fund                       -31.81%         N/A            N/A        -0.58%       08/04/97
AIM International Emerging Growth Fund           14.17%         N/A            N/A       -11.66%       08/31/00
AIM Mid Cap Basic Value Fund                       N/A          N/A            N/A          N/A        12/31/01
AIM New Technology Fund                         -43.74%         N/A            N/A       -52.30%       08/31/00
AIM Premier Equity Fund                         -28.52%         N/A            N/A        -0.68%       08/04/97
AIM Premier Equity II Fund                      -30.35%         N/A            N/A       -26.45%       08/31/00
AIM Select Equity Fund                          -24.67%         N/A            N/A         0.65%       08/04/97
AIM Small Cap Equity Fund                        -1.88%         N/A            N/A         0.38%       08/31/00
AIM Worldwide Spectrum Fund                      -0.57%         N/A            N/A        -3.56%       12/29/00

         The average annual total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended June 30 are as follows:

                                                                        PERIODS ENDED
                                                                        JUNE 30, 2002*

                                                                                           SINCE      INCEPTION
         CLASS R SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION       DATE**
         --------------                          ------       -------      --------     ---------     ---------

AIM Balanced Fund                               -16.11%        2.13%          9.54%          --        03/31/78
AIM Premier Equity Fund                         -27.47%        1.10%         10.37%          --        05/01/84
AIM Small Cap Equity Fund                        -0.28%         N/A            N/A         0.92%       08/31/00

* The returns shown for these periods are the blended returns of the historical performance of the Funds' Class R shares since June 3, 2002 and the restated historical performance of the Funds' Class A shares (for periods prior to June 3, 2002) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares.

** The inception date shown in the table is that of the Funds' Class A shares. The inception date of the Funds' Class R shares is June 3, 2002.

CUMULATIVE TOTAL RETURNS

         The cumulative total returns (including sales load) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended June 30 are as follows:



                                                                        PERIODS ENDED
                                                                        JUNE 30, 2002

                                                                                          SINCE       INCEPTION
         CLASS A SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION        DATE
         --------------                          ------       -------      --------     ---------     ---------

AIM Balanced Fund                               -19.89%        7.16%         142.95%         -         03/31/78
AIM Basic Balanced Fund                            N/A          N/A            N/A         -2.29%      09/28/01
AIM European Small Company Fund                   8.62%         N/A            N/A        -20.96%      08/31/00
AIM Global Utilities Fund                       -34.38%       -2.01%          68.28%         -         01/19/88
AIM International Emerging Growth Fund            9.49%         N/A            N/A        -23.73%      08/31/00
AIM Mid Cap Basic Value Fund                       N/A          N/A            N/A         -8.98%      12/31/01
AIM New Technology Fund                         -45.96%         N/A            N/A        -75.33%      08/31/00
AIM Premier Equity Fund                         -31.28%        1.05%         159.86%         -         05/01/84
AIM Premier Equity II Fund                      -33.00%         N/A            N/A        -45.41%      08/31/00
AIM Select Equity Fund                          -27.50%       11.94%         116.91%         -         12/04/67
AIM Small Cap Equity Fund                        -5.60%         N/A            N/A         -3.64%      08/31/00
AIM Worldwide Spectrum Fund                      -4.39%         N/A            N/A         -9.63%      12/29/00

         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended June 30 are as follows:


                                                                        PERIODS ENDED
                                                                        JUNE 30, 2002

                                                                                          SINCE      INCEPTION
         CLASS B SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION       DATE
         --------------                          ------       -------      --------     ---------     ---------

AIM Balanced Fund                               -20.63%        6.31%           N/A         73.15%      10/18/93
AIM Basic Balanced Fund                            N/A          N/A            N/A         -2.81%      09/28/01
AIM European Small Company Fund                   9.13%         N/A            N/A        -20.62%      08/31/00
AIM Global Utilities Fund                       -34.47%       -1.70%           N/A         30.45%      09/01/93
AIM International Emerging Growth Fund           10.15%         N/A            N/A        -23.39%      08/31/00
AIM Mid Cap Basic Value Fund                       N/A          N/A            N/A         -8.80%      12/31/01
AIM New Technology Fund                         -46.22%         N/A            N/A        -75.33%      08/31/00
AIM Premier Equity Fund                         -31.34%        1.50%           N/A         84.61%      10/18/93
AIM Premier Equity II Fund                      -33.04%         N/A            N/A        -45.19%      08/31/00
AIM Select Equity Fund                          -27.68%       12.25%           N/A         86.88%      09/01/93
AIM Small Cap Equity Fund                        -5.84%         N/A            N/A         -3.30%      08/31/00
AIM Worldwide Spectrum Fund                      -4.46%         N/A            N/A         -9.08%      12/29/00

         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended June 30 are as follows:


                                                                      PERIODS ENDED
                                                                      JUNE 30, 2002

                                                                                          SINCE       INCEPTION
         CLASS C SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION        DATE
         --------------                          ------       -------      --------     ---------     ---------

AIM Balanced Fund                               -17.32%         N/A            N/A          1.76%      08/04/97
AIM Basic Balanced Fund                            N/A          N/A            N/A          1.19%      09/28/01
AIM European Small Company Fund                  13.13%         N/A            N/A        -17.32%      08/31/00
AIM Global Utilities Fund                       -31.81%         N/A            N/A         -2.81%      08/04/97
AIM International Emerging Growth Fund           14.17%         N/A            N/A        -20.30%      08/31/00
AIM Mid Cap Basic Value Fund                       N/A          N/A            N/A         -4.96%      12/31/01
AIM New Technology Fund                         -43.74%         N/A            N/A        -74.20%      08/31/00
AIM Premier Equity Fund                         -28.52%         N/A            N/A         -3.29%      08/04/97
AIM Premier Equity II Fund                      -30.35%         N/A            N/A        -43.01%      08/31/00
AIM Select Equity Fund                          -24.67%         N/A            N/A          3.23%      08/04/97
AIM Small Cap Equity Fund                        -1.88%         N/A            N/A          0.70%      08/31/00
AIM Worldwide Spectrum Fund                      -0.57%         N/A            N/A         -5.29%      12/29/00

         The cumulative total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended June 30 are as follows:



                                                                          PERIODS ENDED
                                                                          JUNE 30, 2002*

                                                                                         SINCE        INCEPTION
         CLASS R SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION        DATE**
         --------------                          ------       -------      --------     ---------      ---------

AIM Balanced Fund                               -16.11%        11.12%        148.82%          --       03/31/78
AIM Premier Equity Fund                         -27.47%         5.62%        168.33%          --       05/01/84
AIM Small Cap Equity Fund                        -0.28%           N/A           N/A         1.68%      08/31/00

* The returns shown for these periods are the blended returns of the historical performance of the Funds' Class R shares since June 3, 2002 and the restated historical performance of the Funds' Class A shares (for periods prior to June 3, 2002) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares.

** The inception date shown in the table is that of the Funds' Class A shares. The inception date of the Funds' Class R shares is June 3, 2002.

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS)

         The average annual total returns (after taxes on distributions and including sales load) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended June 30 are as follows:


                                                                       PERIODS ENDED
                                                                       JUNE 30, 2002

                                                                                          SINCE      INCEPTION
         CLASS A SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION       DATE
         --------------                          ------       -------      --------     ---------     ---------

AIM Balanced Fund                               -20.67%        0.12%           7.97%          --       03/31/78
AIM Basic Balanced Fund                            N/A          N/A             N/A          N/A       09/28/01
AIM European Small Company Fund                   8.62%         N/A             N/A       -12.16       08/31/00
AIM Global Utilities Fund                       -35.12%       -2.25%           3.30%          --       01/19/88
AIM International Emerging Growth Fund            9.28%         N/A             N/A       -13.85%      08/31/00
AIM Mid Cap Basic Value Fund                       N/A          N/A             N/A          N/A       12/31/01
AIM New Technology Fund                         -45.96%         N/A             N/A       -53.46%      08/31/00
AIM Premier Equity Fund                         -31.30%       -1.49%           8.11%          --       05/01/84
AIM Premier Equity II Fund                      -33.04%         N/A             N/A       -28.20%      08/31/00
AIM Select Equity Fund                          -27.51%        0.93%           6.01%          --       12/04/67
AIM Small Cap Equity Fund                        -5.62%         N/A             N/A        -2.02%      08/31/00
AIM Worldwide Spectrum Fund                      -4.40%         N/A             N/A        -6.53%      12/29/00


         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended June 30 are as follows:



                                                                        PERIODS ENDED
                                                                        JUNE 30, 2002

                                                                                         SINCE       INCEPTION
         CLASS B SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION       DATE
         --------------                          ------       -------      --------     ---------     ---------

AIM Balanced Fund                               -21.19%        0.24%            N/A         5.44%      10/18/93
AIM Basic Balanced Fund                            N/A          N/A             N/A          N/A       09/28/01
AIM European Small Company Fund                   9.13%         N/A             N/A       -11.92%      08/31/00
AIM Global Utilities Fund                       -35.03%       -1.93%            N/A         1.48%      09/01/93
AIM International Emerging Growth Fund           10.15%         N/A             N/A       -13.55%      08/31/00
AIM Mid Cap Basic Value Fund                       N/A          N/A             N/A          N/A       12/31/01
AIM New Technology Fund                         -46.22%         N/A             N/A       -53.45%      08/31/00
AIM Premier Equity Fund                         -31.37%       -1.45%            N/A         5.61%      10/18/93
AIM Premier Equity II Fund                      -33.05%         N/A             N/A       -28.03%      08/31/00
AIM Select Equity Fund                          -27.70%        0.89%            N/A         5.57%      09/01/93
AIM Small Cap Equity Fund                        -5.84%         N/A             N/A        -1.82%      08/31/00
AIM Worldwide Spectrum Fund                      -4.46%         N/A             N/A        -6.15%      12/29/00

         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended June 30 are as follows:


                                                                        PERIODS ENDED
                                                                        JUNE 30, 2002

                                                                                         SINCE       INCEPTION
         CLASS C SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION       DATE
         --------------                          ------       -------      --------     ---------     ---------


AIM Balanced Fund                               -17.89%           N/A           N/A        -0.63%      08/04/97
AIM Basic Balanced Fund                            N/A            N/A           N/A          N/A       09/28/01
AIM European Small Company Fund                  13.13%           N/A           N/A        -9.94%      08/31/00
AIM Global Utilities Fund                       -32.36%           N/A           N/A        -2.16%      08/04/97
AIM International Emerging Growth Fund           14.17%           N/A           N/A       -11.66%      08/31/00
AIM Mid Cap Basic Value Fund                       N/A            N/A           N/A          N/A       12/31/01
AIM New Technology Fund                         -43.74%           N/A           N/A       -52.30%      08/31/00
AIM Premier Equity Fund                         -28.54%           N/A           N/A        -2.42%      08/04/97
AIM Premier Equity II Fund                      -30.36%           N/A           N/A       -26.48%      08/31/00
AIM Select Equity Fund                          -24.68%           N/A           N/A        -0.78%      08/04/97
AIM Small Cap Equity Fund                        -1.88%           N/A           N/A         0.38%      08/31/00
AIM Worldwide Spectrum Fund                      -0.57%           N/A           N/A        -3.56%      12/29/00

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

         The average annual total returns (after taxes on distributions and redemption and including sales load) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended June 30 are as follows:


                                                                        PERIODS ENDED
                                                                        JUNE 30, 2002

                                                                                         SINCE        INCEPTION
         CLASS A SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION        DATE
         --------------                          ------       -------      --------     ---------      ---------

AIM Balanced Fund                               -12.19%        0.61%           7.21%          --       03/31/78
AIM Basic Balanced Fund                            N/A          N/A             N/A        -1.40%      09/28/01
AIM European Small Company Fund                   5.29%         N/A             N/A        -9.59%      08/31/00
AIM Global Utilities Fund                       -20.92%       -0.53%           3.70%          --       01/19/88
AIM International Emerging Growth Fund           5.80%          N/A             N/A       -10.91%      08/31/00
AIM Mid Cap Basic Value Fund                       N/A          N/A             N/A        -5.51%      12/31/01
AIM New Technology Fund                         -28.22%         N/A             N/A       -39.61%      08/31/00
AIM Premier Equity Fund                         -19.18%        0.10%           7.92%          --       05/01/84
AIM Premier Equity II Fund                      -20.26%           N/A           N/A       -21.87%      08/31/00
AIM Select Equity Fund                          -16.87%        1.94%           6.10%          --       12/04/67
AIM Small Cap Equity Fund                        -3.44%           N/A           N/A        -1.61%      08/31/00
AIM Worldwide Spectrum Fund                      -2.70%           N/A           N/A        -5.20%      12/29/00

         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended June 30 are as follows:


                                                                         PERIODS ENDED
                                                                         JUNE 30, 2002

                                                                                          SINCE       INCEPTION
         CLASS B SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION       DATE
         --------------                          ------       -------      --------     ---------     ---------
AIM Balanced Fund                               -12.65%        0.62%            N/A         4.91%      10/18/93
AIM Basic Balanced Fund                            N/A          N/A             N/A        -1.72%      09/28/01
AIM European Small Company Fund                   5.60%         N/A             N/A        -9.41%      08/31/00
AIM Global Utilities Fund                       -20.98%       -0.36%            N/A         2.06%      09/01/93
AIM International Emerging Growth Fund            6.23%         N/A             N/A       -10.70%      08/31/00
AIM Mid Cap Basic Value Fund                       N/A          N/A             N/A        -5.40%      12/31/01
AIM New Technology Fund                         -28.38%         N/A             N/A       -39.61%      08/31/00
AIM Premier Equity Fund                         -19.22%        0.21%            N/A         5.74%      10/18/93
AIM Premier Equity II Fund                      -20.29%         N/A             N/A       -21.75%      08/31/00
AIM Select Equity Fund                          -16.98%        2.03%            N/A         5.72%      09/01/93
AIM Small Cap Equity Fund                        -3.59%         N/A             N/A        -1.45%      08/31/00
AIM Worldwide Spectrum Fund                      -2.74%         N/A             N/A        -4.90%      12/29/00


         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended June 30 are as follows:

                                                                         PERIODS ENDED
                                                                         JUNE 30, 2002

                                                                                          SINCE        INCEPTION
         CLASS C SHARES:                         1 YEAR       5 YEARS      10 YEARS     INCEPTION         DATE
         --------------                          ------       -------      --------     ---------      ---------
AIM Balanced Fund                               -10.62%           N/A           N/A        -0.08%      08/04/97
AIM Basic Balanced Fund                            N/A            N/A           N/A         0.73%      09/28/01
AIM European Small Company Fund                   8.06%           N/A           N/A        -7.86%      08/31/00
AIM Global Utilities Fund                       -19.34%           N/A           N/A        -0.54%      08/04/97
AIM International Emerging Growth Fund            8.70%           N/A           N/A        -9.23%      08/31/00
AIM Mid Cap Basic Value Fund                       N/A            N/A           N/A        -3.05%      12/31/01
AIM New Technology Fund                         -26.86%           N/A           N/A       -38.86%      08/31/00
AIM Premier Equity Fund                         -17.49%           N/A           N/A        -0.57%      08/04/97
AIM Premier Equity II Fund                      -18.63%           N/A           N/A       -20.59%      08/31/00
AIM Select Equity Fund                          -15.13%           N/A           N/A         0.66%      08/04/97
AIM Small Cap Equity Fund                        -1.15%           N/A           N/A         0.31%      08/31/00
AIM Worldwide Spectrum Fund                      -0.35%           N/A           N/A        -2.84%      12/29/00

Yields

         The 30-day yields for each of the named Funds are as follows:



                                                 30 DAYS ENDED
                                                  JUNE 30, 2002


                                         CLASS A      CLASS B      CLASS C
                                         -------      -------      -------

         AIM Balanced Fund*               2.03%        1.37%        1.37%
         AIM Basic Balanced Fund          1.14%        0.55%        0.55%
         AIM Global Utilities Fund        2.84%        2.25%        2.25%

Distribution Rates

         The distribution rates at offering price for each of the named Funds are as follows:


                                             CLASS A      CLASS B       CLASS C
                                             -------      -------       -------

         AIM Balanced Fund*                   2.27%        1.59%         1.59%
         AIM Basic Balanced Fund              1.01%        0.41%         0.41%
         AIM Global Utilities Fund            2.47%        1.69%         1.69%

* Information on Class R shares is not reflected in the table since Class R shares commenced operations on June 3, 2002.

                              FINANCIAL STATEMENTS

         Pursuant to Rule 3-03(d) of Regulation S-X unaudited financials for the period ended June 30, 2002, for Registrant's portfolios have been included in addition to the portfolios' audited financials for the period ended December 31, 2001. Such financials reflect all adjustments which are of a normal recurring nature and which are, in the opinion of management, necessary to a fair statement of the results for the periods presented.



                                       FS

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Board of Trustees and Shareholders of AIM Balanced Fund:

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Balanced Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before December 31, 1999 were audited by other independent accountants whose report, dated February 14, 2000, expressed an unqualified opinion thereon.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       February 14, 2002
                       Houston, Texas

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
BONDS & NOTES-29.27%

ALTERNATIVE CARRIERS-0.35%

Intermedia Communications Inc., Series B, Sr.
  Unsec. Notes, 9.50%, 03/01/09                $ 5,475,000   $    5,844,562
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.60%, 06/01/08              7,675,000        7,809,312
===========================================================================
                                                                 13,653,874
===========================================================================

AUTOMOBILE MANUFACTURERS-0.18%

Ford Holdings, Inc., Unsec. Gtd. Unsub. Deb.,
  9.30%, 03/01/30                                6,000,000        6,554,460
---------------------------------------------------------------------------
Ford Motor Co., Unsec. Bonds, 6.50%, 08/01/18      850,000          753,406
===========================================================================
                                                                  7,307,866
===========================================================================

BANKS-3.34%

Bank of America Corp., Sub. Notes, 9.38%,
  09/15/09                                       7,851,000        9,191,951
---------------------------------------------------------------------------
Bank United-Series A, Medium Term Notes,
  8.00%, 03/15/09                                8,890,000        9,575,330
---------------------------------------------------------------------------
BankBoston N.A., Unsec. Sub. Notes, 7.00%,
  09/15/07                                       5,750,000        6,132,375
---------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, Unsec.
  Sub. Notes, 6.38%, 10/15/05                      650,000          678,307
---------------------------------------------------------------------------
BB&T Corp., RAPS Sub. Notes, 6.38%, 06/30/05     7,245,000        7,459,524
---------------------------------------------------------------------------
Dresdner Bank New York, Unsec. Sub. Deb.,
  7.25%, 09/15/15                                9,232,000        9,652,979
---------------------------------------------------------------------------
Firstar Bank N.A., Unsec. Sub. Notes, 7.13%,
  12/01/09                                       8,200,000        8,592,698
---------------------------------------------------------------------------
Midland Bank PLC (United Kingdom), Unsec.
  Putable Sub. Yankee Notes, 7.65%, 05/01/25     3,825,000        4,044,402
---------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Putable Sub.
  Deb., 8.25%, 11/01/24                         16,150,000       18,612,390
---------------------------------------------------------------------------
Regions Financial Corp., Putable Sub. Notes,
  7.75%, 09/15/24                                6,300,000        6,567,120
---------------------------------------------------------------------------
Southtrust Bank, N.A., Sub. Notes, 6.13%,
  01/09/28                                       8,600,000        8,365,822
---------------------------------------------------------------------------
St. Paul Bancorp, Inc., Sr. Unsec. Unsub.
  Notes, 7.13%, 02/15/04                         5,500,000        5,736,830
---------------------------------------------------------------------------
Suntrust Bank, Sub. Notes, 6.38%, 04/01/11       5,515,000        5,563,256
---------------------------------------------------------------------------
Swiss Bank Corp.-NY, Sub. Notes, 7.38%,
  06/15/17                                       6,065,000        6,408,704
---------------------------------------------------------------------------
U.S. Bancorp, Unsec. Putable Sub. Deb.,
  7.50%, 06/01/26                               10,000,000       10,769,500
---------------------------------------------------------------------------
Wachovia Corp.,
  Unsec. Putable Sub. Deb., 6.55%, 10/15/35      9,680,000       10,106,114
---------------------------------------------------------------------------
  Unsec. Putable Sub. Deb., 7.50%, 04/15/35      3,300,000        3,521,826
---------------------------------------------------------------------------
  Unsec. Sub. Notes, 6.25%, 08/04/08               800,000          811,544
===========================================================================
                                                                131,790,672
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

BROADCASTING & CABLE TV-3.06%

AT&T Corp.-Liberty Media Corp., Sr. Unsec.
  Notes, 7.88%, 07/15/09                       $ 8,550,000   $    8,721,598
---------------------------------------------------------------------------
Comcast Cable Communications, Unsec. Notes,
  8.88%, 05/01/17                                6,545,000        7,460,122
---------------------------------------------------------------------------
Continental Cablevision, Inc., Sr. Deb.,
  9.50%, 08/01/13                               14,000,000       15,983,660
---------------------------------------------------------------------------
Cox Enterprises, Inc., Notes, 8.00%, 02/15/07
  (Acquired 02/16/00-03/23/00; Cost
  $6,279,912)(a)                                 6,300,000        6,777,792
---------------------------------------------------------------------------
Lenfest Communications, Inc., Sr. Unsec. Sub.
  Notes, 8.25%, 02/15/08                         2,550,000        2,701,954
---------------------------------------------------------------------------
Shaw Communications Inc. (Canada), Sr. Unsec.
  Unsub. Yankee Notes, 8.25%, 04/11/10           4,095,000        4,334,025
---------------------------------------------------------------------------
TCA Cable TV, Inc., Sr. Unsec. Deb., 6.53%,
  02/01/28                                       4,350,000        4,442,133
---------------------------------------------------------------------------
TCI Communications, Inc., Sr. Unsec. Deb.,
  8.75%, 08/01/15                                2,100,000        2,335,683
---------------------------------------------------------------------------
Tele-Communications, Inc., Sr. Deb., 9.80%,
  02/01/12                                      16,650,000       19,934,379
---------------------------------------------------------------------------
Time Warner Inc., Notes,
  Notes, 8.18%, 08/15/07                         6,965,000        7,796,551
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Deb., 7.57%, 02/01/24          8,440,000        8,601,879
---------------------------------------------------------------------------
  Unsec. Deb., 8.05%, 01/15/16                  16,545,000       18,724,473
---------------------------------------------------------------------------
  Unsec. Deb., 9.15%, 02/01/23                   6,000,000        7,144,080
---------------------------------------------------------------------------
Turner Broadcasting System, Inc.-Class A, Sr.
  Notes, 8.38%, 07/01/13                         5,100,000        5,673,291
===========================================================================
                                                                120,631,620
===========================================================================

CASINOS & GAMING-0.08%

MGM Mirage Inc., Sr. Unsec. Gtd. Notes,
  8.50%, 09/15/10                                3,000,000        3,083,790
===========================================================================

COMPUTER HARDWARE-0.05%

Candescent Technologies Corp.,
  Sr. Conv. Unsec. Gtd. Sub. Deb., 8.00%,
    05/01/03 (Acquired 03/07/00-04/19/01;
    Cost $2,933,500)(a)(b)(c)                    5,275,000          448,375
---------------------------------------------------------------------------
  Sr. Conv. Unsec. Gtd. Sub. Deb., 8.00%,
    05/01/03 (Acquired 04/17/98-04/19/01;
    Cost $16,289,250)(a)(b)(c)                  19,737,000        1,677,645
===========================================================================
                                                                  2,126,020
===========================================================================

CONSUMER FINANCE-1.94%

Capital One Financial Corp., Unsec. Notes,
  7.25%, 05/01/06                               10,020,000        9,718,198
---------------------------------------------------------------------------
CitiFinancial Credit Co.,
  Putable Notes, 6.63%, 06/01/15                 3,125,000        3,180,469
---------------------------------------------------------------------------
  Unsec. Putable Notes, 7.88%, 02/01/25          5,865,000        6,376,428
---------------------------------------------------------------------------
Ford Motor Credit Co.,
  Notes, 7.88%, 06/15/10                        13,215,000       13,467,274
---------------------------------------------------------------------------
  Unsec. Notes, 6.88%, 02/01/06                  5,100,000        5,096,583
---------------------------------------------------------------------------
  Unsec. Notes, 7.38%, 10/28/09                  7,305,000        7,228,371
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
CONSUMER FINANCE-(CONTINUED)

General Motors Acceptance Corp., Bonds,
  8.00%, 11/01/31                              $11,640,000   $   11,765,130
---------------------------------------------------------------------------
  Putable Notes, 9.00%, 10/15/02                 4,175,000        4,343,461
---------------------------------------------------------------------------
  Unsec. Unsub. Notes, 7.75%, 01/19/10             750,000          777,412
---------------------------------------------------------------------------
Household Finance Corp., Unsec. Notes, 8.00%,
  07/15/10                                      13,280,000       14,409,597
===========================================================================
                                                                 76,362,923
===========================================================================

DISTILLERS & VINTNERS-0.11%

Grand Metropolitan Investment Corp, Gtd.
  Putable Bonds, 7.45%, 04/15/35                 4,000,000        4,280,600
===========================================================================

DIVERSIFIED FINANCIAL SERVICES-3.69%

AIG SunAmerica Global Financing VI, Sr. Sec.
  Notes, 6.30%, 05/10/11 (Acquired 05/24/01;
  Cost $7,151,739)(a)                            7,225,000        7,366,899
---------------------------------------------------------------------------
AIG SunAmerica Global Financing VII, Notes,
  5.85%, 08/01/08 (Acquired 08/21/01-
  08/22/01; Cost $13,141,722)(a)                13,115,000       13,267,265
---------------------------------------------------------------------------
Associates Corp. of North America, Sr. Deb.,
  6.95%, 11/01/18                               18,815,000       19,557,628
---------------------------------------------------------------------------
Auburn Hills Trust, Gtd. Deb., 12.00%,
  05/01/20                                       7,805,000       10,868,775
---------------------------------------------------------------------------
Bear Stearns Cos., Inc., Notes, 7.80%,
  08/15/07                                       4,350,000        4,676,293
---------------------------------------------------------------------------
Citigroup Inc., Unsec. Sub. Notes, 7.25%,
  10/01/10                                       1,570,000        1,675,834
---------------------------------------------------------------------------
FMR Corp., Bonds, 7.57%, 06/15/29 (Acquired
  04/10/01-09/28/01; Cost $9,029,603)(a)         8,605,000        9,297,272
---------------------------------------------------------------------------
General Electric Capital Corp., Gtd. Sub.
  Notes, 8.13%, 05/15/12                         6,425,000        7,374,101
---------------------------------------------------------------------------
Heller Financial, Inc., Unsec. Notes, 7.38%,
  11/01/09                                      23,150,000       25,362,214
---------------------------------------------------------------------------
Lehman Brothers Holdings Inc., Sr. Bonds,
  7.88%, 08/15/10                                5,955,000        6,501,967
---------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co., Unsec.
  Unsub. Bonds, 6.75%, 04/15/11                  6,950,000        7,182,964
---------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
  Corp., Sr. Notes, 6.00%, 05/15/06              7,100,000        7,226,167
---------------------------------------------------------------------------
Pinnacle Partners, Sr. Notes, 8.83%, 08/15/04
  (Acquired 08/02/00; Cost $7,000,000)(a)        7,000,000        7,160,580
---------------------------------------------------------------------------
Qwest Capital Funding Inc.,
  Gtd. Unsec. Notes, 7.63%, 08/03/21             9,000,000        8,469,540
---------------------------------------------------------------------------
  Unsec. Gtd. Notes, 6.88%, 07/15/28               435,000          362,746
---------------------------------------------------------------------------
Tyco Capital Corp. (The) (Bermuda),
  Notes, 6.50%, 02/07/06                         2,160,000        2,236,205
---------------------------------------------------------------------------
  Sr. Medium Term Notes, 5.91%, 11/23/05         6,800,000        6,904,856
===========================================================================
                                                                145,491,306
===========================================================================

ELECTRIC UTILITIES-3.54%

Arizona Public Service Co., Unsec. Notes,
  6.25%, 01/15/05                                5,000,000        5,065,050
---------------------------------------------------------------------------
CE Generation LLC, Sr. Sec. Sub. Notes,
  7.42%, 12/15/18                                7,351,500        6,491,595
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
ELECTRIC UTILITIES-(CONTINUED)

CILCORP, Inc., Sr. Unsec. Bonds, 9.38%,
  10/15/29                                     $ 9,000,000   $    8,899,470
---------------------------------------------------------------------------
Cleveland Electric Illuminating Co. (The),
  First Mortgage Bonds, 6.86%, 10/01/08          6,080,000        6,086,566
---------------------------------------------------------------------------
  Series D, Sec. Notes, 7.88%, 11/01/17          7,300,000        7,501,699
---------------------------------------------------------------------------
CMS Panhandle Holding Co., Sr. Notes, 6.13%,
  03/15/04                                       6,600,000        6,663,162
---------------------------------------------------------------------------
Commonwealth Edison Co.,
  Series 92, First Mortgage Bonds, 7.63%,
    04/15/13                                     4,000,000        4,223,200
---------------------------------------------------------------------------
  Series 94, First Mortgage Notes, 7.50%,
    07/01/13                                     9,300,000        9,772,998
---------------------------------------------------------------------------
Dominion Resources, Inc.-Series A, Sr. Unsec.
  Unsub. Notes, 8.13%, 06/15/10                    450,000          493,960
---------------------------------------------------------------------------
El Paso Electric Co.,
  Series D, Sec. First Mortgage Bonds, 8.90%,
    02/01/06                                    13,570,000       14,700,245
---------------------------------------------------------------------------
  Series E, Sec. First Mortgage Bonds, 9.40%,
    05/01/11                                     5,438,000        5,766,999
---------------------------------------------------------------------------
Empire District Electric Co. (The), Sr.
  Notes, 7.70%, 11/15/04                         8,550,000        9,129,262
---------------------------------------------------------------------------
Indiana Michigan Power Co.-Series C, Sr.
  Unsec. Notes, 6.13%, 12/15/06                  5,700,000        5,657,820
---------------------------------------------------------------------------
Kincaid Generation LLC, Sec. Bonds, 7.33%,
  06/15/20 (Acquired 04/30/98; Cost
  $3,346,223)(a)                                 3,337,978        3,110,495
---------------------------------------------------------------------------
Mirant Corp., Sr. Notes, 7.90%, 07/15/09
  (Acquired 02/11/00-09/28/01; Cost
  $4,071,299)(a)                                 4,105,000        3,663,713
---------------------------------------------------------------------------
Niagara Mohawk Holdings Inc., First Mortgage
  Notes, 7.75%, 05/15/06                         3,700,000        3,956,040
---------------------------------------------------------------------------
Niagara Mohawk Power Corp.-Series H, Sr.
  Unsec. Disc. Notes, 8.50%, 07/01/10(d)        11,900,000       10,891,951
---------------------------------------------------------------------------
NRG Energy, Inc., Sr. Unsec. Notes, 7.75%,
  04/01/11                                       8,450,000        8,129,576
---------------------------------------------------------------------------
Panhandle Eastern Pipe Line, Notes, 7.88%,
  08/15/04                                       1,500,000        1,565,535
---------------------------------------------------------------------------
Public Service Company of New Mexico- Series
  A, Sr. Unsec. Notes, 7.10%, 08/01/05           7,850,000        8,072,626
---------------------------------------------------------------------------
Sutton Bridge Financing Ltd. (United
  Kingdom), Gtd. Euro Bonds, 8.63%,
  06/30/22(e)               GBP                  3,000,000        4,649,059
---------------------------------------------------------------------------
Texas-New Mexico Power Co., Sr. Sec. Notes,
  6.25%, 01/15/09                                5,800,000        5,252,190
===========================================================================
                                                                139,743,211
===========================================================================

GAS UTILITIES-0.84%

National Fuel Gas Co.-Series D, Medium Term
  Notes, 6.30%, 05/27/08                         8,600,000        8,405,726
---------------------------------------------------------------------------
Northern Border Partners, L.P., Sr. Unsec.
  Gtd. Notes, 7.10%, 03/15/11                    3,500,000        3,408,720
---------------------------------------------------------------------------
Nova Gas Transmission Ltd. (Canada), Yankee
  Deb., 8.50%, 12/15/12                          5,015,000        5,607,372
---------------------------------------------------------------------------
ONEOK, Inc., Unsec. Notes, 7.75%, 08/15/06       3,100,000        3,321,340
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
GAS UTILITIES-(CONTINUED)

Tennessee Gas Pipeline Co., Unsec. Deb.,
  7.63%, 04/01/37                              $11,000,000   $   10,341,870
---------------------------------------------------------------------------
Westcoast Energy Inc. (Canada)-Series V,
  Unsec. Deb., 6.45%, 12/18/06(e)    CAD         3,000,000        1,987,114
===========================================================================
                                                                 33,072,142
===========================================================================

INDUSTRIAL CONGLOMERATES-0.03%

Vodafone Finance B.V. (Netherlands), Unsec.
  Unsub. Gtd. Euro Bonds, 4.75%,
  05/27/09(e)               EUR                  1,300,000        1,100,895
===========================================================================

INTEGRATED OIL & GAS-1.02%

El Paso CGP Co., Sr. Putable Unsec. Deb.,
  6.70%, 02/15/27                               18,900,000       18,830,637
---------------------------------------------------------------------------
Occidental Petroleum Corp., Sr. Unsec. Notes,
  7.38%, 11/15/08                                7,360,000        7,653,885
---------------------------------------------------------------------------
  7.65%, 02/15/06                                2,635,000        2,807,276
---------------------------------------------------------------------------
Petro-Canada (Canada), Yankee Deb., 9.25%,
  10/15/21                                       9,300,000       11,153,211
===========================================================================
                                                                 40,445,009
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.73%

AT&T Canada Inc. (Canada),
  Sr. Disc. Yankee Notes, 9.95%, 06/15/08(d)     6,000,000        2,955,000
---------------------------------------------------------------------------
  Sr. Unsec. Sub. Yankee Notes, 7.63%,
    03/15/05                                    10,100,000        6,527,125
---------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 7.15%,
    09/23/04(e)             CAD                  1,200,000          491,958
---------------------------------------------------------------------------
  Sr. Unsec. Yankee Notes, 7.65%, 09/15/06       5,200,000        3,308,500
---------------------------------------------------------------------------
MCI Communications Corp., Sr. Unsec. Putable
  Deb., 7.13%, 06/15/27                          3,650,000        3,792,898
---------------------------------------------------------------------------
Olivetti International Finance N.V.-Series E
  (Netherlands), Gtd. Medium Term Euro Notes,
  6.13%, 07/30/09(e)          EUR                3,210,000        2,787,268
---------------------------------------------------------------------------
Sprint Corp., Deb., 9.00%, 10/15/19              2,200,000        2,352,570
---------------------------------------------------------------------------
Teleglobe Canada Inc. (Canada), Unsec. Deb.,
  8.35%, 06/20/03(e)          CAD                1,000,000          575,867
---------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 8.00%,
  06/01/11                                       5,385,000        5,694,691
---------------------------------------------------------------------------
WorldCom, Inc.-WorldCom Group, Notes, 8.00%,
  05/15/06                                         345,000          368,774
===========================================================================
                                                                 28,854,651
===========================================================================

LIFE & HEALTH INSURANCE-1.32%

American General Corp.,
  Sr. Notes, 6.63%, 02/15/29                     7,030,000        6,941,492
---------------------------------------------------------------------------
  Unsec. Notes, 7.50%, 07/15/25                  4,395,000        4,804,966
---------------------------------------------------------------------------
American General Finance Corp.,
  Sr. Putable Notes, 8.45%, 10/15/09            14,860,000       16,794,178
---------------------------------------------------------------------------
  Sr. Unsec. Putable Notes, 8.13%, 08/15/09      7,205,000        7,987,823
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
LIFE & HEALTH INSURANCE-(CONTINUED)

Prudential Funding, LLC, Medium Term Notes,
  6.60%, 05/15/08 (Acquired 05/09/01; Cost
  $2,097,564)(a)                               $ 2,100,000   $    2,133,180
---------------------------------------------------------------------------
Sun Canada Financial Co., Gtd. Sub. Bonds,
  6.63%, 12/15/07 (Acquired 10/14/99; Cost
  $1,402,095)(a)                                 1,500,000        1,472,793
---------------------------------------------------------------------------
Torchmark Corp., Notes,
  7.38%, 08/01/13                                3,000,000        2,998,260
---------------------------------------------------------------------------
  7.88%, 05/15/23                                9,200,000        9,145,628
===========================================================================
                                                                 52,278,320
===========================================================================

MANAGED HEALTH CARE-0.26%

Wellpoint Health Networks Inc., Sr. Unsec.
  Notes, 6.38%, 06/15/06                        10,000,000       10,177,600
===========================================================================

MULTI-UTILITIES-0.76%

Dynegy-Roseton Danskamme, Gtd. Pass Through
  Ctfs., 7.67%, 11/08/16                        11,500,000        9,401,250
---------------------------------------------------------------------------
UtiliCorp United Inc., Sr. Unsec. Putable
  Notes, 6.70%, 10/15/06                         6,350,000        6,382,766
---------------------------------------------------------------------------
Williams Cos., Inc. (The), Sr. Unsec. PATS,
  6.75%, 01/15/06                                5,525,000        5,530,194
---------------------------------------------------------------------------
Williams Gas Pipeline Central Inc., Sr.
  Notes, 7.38%, 11/15/06 (Acquired 02/15/01;
  Cost $8,572,240)(a)                            8,300,000        8,562,944
===========================================================================
                                                                 29,877,154
===========================================================================

OIL & GAS-0.18%

Canadian Oil Sands Ltd., (Canada) Sr. Notes,
  7.90%, 09/01/21 (Acquired 08/17/01; Cost
  $7,162,659)(a)                                 7,175,000        7,171,484
===========================================================================

OIL & GAS DRILLING-0.29%

Global Marine Inc., Sr. Unsec. Notes, 7.13%,
  09/01/07                                      11,100,000       11,440,104
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.71%

Dynegy Holdings Inc., Sr. Unsec. Unsub.
  Notes, 6.88%, 04/01/11                         6,160,000        5,128,200
---------------------------------------------------------------------------
Kinder Morgan Energy Partners, L.P., Sr.
  Unsec. Notes, 6.30%, 02/01/09                  8,400,000        8,230,404
---------------------------------------------------------------------------
Kinder Morgan, Inc., Unsec. Putable Deb.,
  7.35%, 08/01/26                                7,800,000        8,318,154
---------------------------------------------------------------------------
National-Oilwell, Inc., Sr. Unsec. Notes,
  6.50%, 03/15/11                                2,750,000        2,689,088
---------------------------------------------------------------------------
Smith International, Inc., Notes, 6.75%,
  02/15/11                                       3,750,000        3,649,088
===========================================================================
                                                                 28,014,934
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.39%

Anadarko Petroleum Corp., Unsec. Putable
  Deb., 7.73%, 09/15/26                          8,250,000        8,706,225
---------------------------------------------------------------------------
Anderson Exploration Ltd. (Canada), Unsec.
  Sub. Yankee Notes, 6.75%, 03/15/11             7,075,000        6,850,793
---------------------------------------------------------------------------
Canadian Natural Resources Ltd. (Canada),
  Unsec. Yankee Notes, 6.70%, 07/15/11           6,850,000        6,696,081
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
OIL & GAS EXPLORATION & PRODUCTION-(CONTINUED)

Devon Financing Corp., Unsec. Gtd. Deb.,
  7.88%, 09/30/31 (Acquired 09/28/01-
  11/01/01; Cost $12,389,639)(a)               $12,265,000   $   12,448,852
---------------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Unsec.
  Notes, 6.88%, 12/01/07                         6,470,000        6,578,308
---------------------------------------------------------------------------
Nexen Inc. (Canada), Unsec. Unsub. Yankee
  Notes, 7.40%, 05/01/28                        10,400,000        9,675,016
---------------------------------------------------------------------------
Noble Affiliates Inc., Sr. Unsec. Deb.,
  7.25%, 08/01/97                                2,600,000        2,212,756
---------------------------------------------------------------------------
Talisman Energy Inc. (Canada), Unsec. Unsub.
  Yankee Deb., 7.13%, 06/01/07                   1,500,000        1,539,945
===========================================================================
                                                                 54,707,976
===========================================================================

OIL & GAS REFINING & MARKETING-0.55%

Petroleos Mexicanos (Mexico), Series P,
  Unsec. Putable Unsub. Yankee Notes, 9.50%,
  09/15/27                                      14,025,000       15,157,519
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Yankee Bonds, 9.38%,
    12/02/08                                     6,295,000        6,716,765
===========================================================================
                                                                 21,874,284
===========================================================================

PACKAGED FOODS-0.35%

ConAgra, Inc., Sr. Unsec. Putable Notes,
  7.13%, 10/01/26                               12,755,000       13,667,110
===========================================================================

PHARMACEUTICALS-0.37%

Johnson & Johnson, Unsec. Deb., 6.95%,
  09/01/29                                       5,080,000        5,414,264
---------------------------------------------------------------------------
Merck & Co., Inc., Unsec. Deb.,
  5.95%, 12/01/28                                4,255,000        4,023,017
---------------------------------------------------------------------------
  6.40%, 03/01/28                                5,080,000        5,094,783
===========================================================================
                                                                 14,532,064
===========================================================================

PROPERTY & CASUALTY INSURANCE-0.91%

Allstate Financial Global Funding, Notes,
  6.50%, 06/14/11 (Acquired 06/07/01; Cost
  $11,297,688)(a)                               11,315,000       11,476,578
---------------------------------------------------------------------------
Florida Windstorm Underwriting Association-
  Series 1999A, Sr. Sec. Notes, 7.13%,
  02/25/19 (Acquired 04/25/01-05/03/01; Cost
  $14,660,688)(a)                               14,635,000       14,970,727
---------------------------------------------------------------------------
Terra Nova Insurance (United Kingdom)
  Holding, Sr. Unsec. Gtd. Yankee Notes,
  7.00%, 05/15/08                                2,350,000        2,089,197
---------------------------------------------------------------------------
  7.20%, 08/15/07                                7,000,000        6,461,840
---------------------------------------------------------------------------
Travelers Property Casualty Corp., Sr. Unsec.
  Notes, 6.75%, 11/15/06                           700,000          732,725
===========================================================================
                                                                 35,731,067
===========================================================================

PUBLISHING & PRINTING-0.70%

News America Holdings, Inc.,
  Notes, 8.45%, 08/01/34                         3,325,000        3,582,122
---------------------------------------------------------------------------
  Sr. Gtd. Deb., 9.25%, 02/01/13                 8,250,000        9,498,555
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Putable Bonds, 7.43%,
    10/01/26                                     4,950,000        5,165,375
---------------------------------------------------------------------------
  Unsec. Deb., 7.75%, 01/20/24                   9,450,000        9,303,242
===========================================================================
                                                                 27,549,294
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

RAILROADS-0.56%

Consolidated Rail Corp., Deb., 9.75%,
  06/15/20                                     $ 9,300,000   $   11,508,006
---------------------------------------------------------------------------
Norfolk Southern Corp., Notes, 7.05%,
  05/01/37                                      10,000,000       10,582,300
===========================================================================
                                                                 22,090,306
===========================================================================

REAL ESTATE INVESTMENT TRUSTS-0.38%

ERP Operating L.P., Unsec. Notes, 7.13%,
  10/15/17                                       3,250,000        3,047,590
---------------------------------------------------------------------------
Spieker Properties LP, Unsec. Deb., 7.50%,
  10/01/27                                       7,800,000        7,489,950
---------------------------------------------------------------------------
Spieker Properties, Inc., Unsec. Unsub. Deb.,
  7.35%, 12/01/17                                4,600,000        4,439,644
===========================================================================
                                                                 14,977,184
===========================================================================

REINSURANCE-0.43%

GE Global Insurance Holdings Corp., Unsec.
  Notes, 7.75%, 06/15/30                        15,225,000       17,112,291
===========================================================================

SOVEREIGN DEBT-0.52%

British Columbia (Province of) (Canada),
  Unsec. Unsub. Yankee Notes, 5.38%, 10/29/08    2,750,000        2,740,045
---------------------------------------------------------------------------
Hydro-Quebec-Series B (Canada), Gtd. Medium
  Term Yankee Notes, 8.62%, 12/15/11             5,000,000        5,948,350
---------------------------------------------------------------------------
Manitoba (Province of) (Canada)- Series EM,
  Unsec. Unsub. Yankee Notes, 7.50%, 02/22/10      700,000          790,653
---------------------------------------------------------------------------
Ontario (Province of) (Canada), Sr. Unsec.
  Unsub. Notes, 5.50%, 10/01/08                  5,800,000        5,822,910
---------------------------------------------------------------------------
Quebec (Province of) (Canada), Yankee Deb.,
  7.50%, 07/15/23                                4,810,000        5,323,997
===========================================================================
                                                                 20,625,955
===========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.59%

Nortel Networks Corp. (Canada), Sr. Conv.
  Unsec. Gtd. Yankee Notes, 4.25%, 09/01/08
  (Acquired 08/09/01-08/15/01; Cost
  $24,152,979)(a)                               24,000,000       23,220,000
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.04%

Bell Mobility Cellular Inc. (Canada), Unsec.
  Deb., 6.55%, 06/02/08(e)          CAN          2,500,000        1,615,827
===========================================================================
    Bonds & Notes (Cost $1,170,346,448)                       1,154,607,533
===========================================================================

                                                 SHARES
STOCKS & OTHER EQUITY INTERESTS-56.24%

ADVERTISING-2.55%

Interpublic Group of Cos., Inc. (The)              810,000       23,927,400
---------------------------------------------------------------------------
Lamar Advertising Co.(f)                           908,000       38,444,720
---------------------------------------------------------------------------
Omnicom Group Inc.                                 426,000       38,063,100
===========================================================================
                                                                100,435,220
===========================================================================

AEROSPACE & DEFENSE-0.62%

United Technologies Corp.                          379,600       24,533,548
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE

BANKS-1.74%

Bank of New York Co., Inc. (The)                   603,000   $   24,602,400
---------------------------------------------------------------------------
Mellon Financial Corp.                             397,300       14,946,426
---------------------------------------------------------------------------
PNC Financial Services Group                       516,700       29,038,540
===========================================================================
                                                                 68,587,366
===========================================================================

BIOTECHNOLOGY-1.00%

Genzyme Corp.(f)                                   660,700       39,549,502
===========================================================================

BROADCASTING & CABLE TV-1.84%

Clear Channel Communications, Inc.(f)              450,000       22,909,500
---------------------------------------------------------------------------
Hispanic Broadcasting Corp.(f)                     615,800       15,702,900
---------------------------------------------------------------------------
Univision Communications Inc.-Class A(f)           842,600       34,091,596
===========================================================================
                                                                 72,703,996
===========================================================================

COMPUTER STORAGE & PERIPHERALS-0.28%

EMC Corp.(f)                                       827,000       11,114,880
===========================================================================

CONSTRUCTION & ENGINEERING-0.47%

Quanta Services, Inc.(f)                         1,210,000       18,670,300
===========================================================================

DATA PROCESSING SERVICES-1.03%

Concord EFS, Inc.(f)                               626,400       20,533,392
---------------------------------------------------------------------------
DST Systems, Inc.(f)                               402,000       20,039,700
===========================================================================
                                                                 40,573,092
===========================================================================

DIVERSIFIED FINANCIAL SERVICES-6.38%

American Express Co.                               306,000       10,921,140
---------------------------------------------------------------------------
Citigroup Inc.                                   1,421,433       71,753,938
---------------------------------------------------------------------------
Fannie Mae                                         251,800       20,018,100
---------------------------------------------------------------------------
Freddie Mac                                        325,900       21,313,860
---------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                    229,600       21,295,400
---------------------------------------------------------------------------
J.P. Morgan Chase & Co.                            430,300       15,641,405
---------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          653,000       34,034,360
---------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                   445,600       24,926,864
---------------------------------------------------------------------------
State Street Corp.                                 297,900       15,565,275
---------------------------------------------------------------------------
Waddell & Reed Financial, Inc.-Class A             499,000       16,067,800
===========================================================================
                                                                251,538,142
===========================================================================

ELECTRIC UTILITIES-1.10%

AES Corp. (The)(f)                                 541,000        8,845,350
---------------------------------------------------------------------------
Calpine Corp.(f)                                   896,000       15,043,840
---------------------------------------------------------------------------
Duke Energy Corp.                                  358,000       14,055,080
---------------------------------------------------------------------------
Mirant Corp.(f)                                    331,390        5,308,868
===========================================================================
                                                                 43,253,138
===========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.43%

Sanmina-SCI Corp.(f)                               852,700       16,968,730
===========================================================================

FOOD RETAIL-0.51%

Safeway Inc.(f)                                    477,500       19,935,625
===========================================================================

GAS UTILITIES-0.35%

El Paso Corp.                                      314,000       14,007,540
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE

GENERAL MERCHANDISE STORES-2.49%

BJ's Wholesale Club, Inc.(f)                       415,600   $   18,327,960
---------------------------------------------------------------------------
Target Corp.                                     1,011,300       41,513,865
---------------------------------------------------------------------------
Wal-Mart Stores, Inc.                              669,000       38,500,950
===========================================================================
                                                                 98,342,775
===========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-0.52%

Cardinal Health, Inc.                              319,500       20,658,870
===========================================================================

HEALTH CARE EQUIPMENT-0.83%

Baxter International Inc.                          610,800       32,757,204
===========================================================================

HEALTH CARE FACILITIES-1.13%

HCA Inc.                                           576,000       22,199,040
---------------------------------------------------------------------------
Tenet Healthcare Corp.(f)                          381,000       22,372,320
===========================================================================
                                                                 44,571,360
===========================================================================

HOME IMPROVEMENT RETAIL-1.56%

Home Depot, Inc. (The)                             728,300       37,150,583
---------------------------------------------------------------------------
Lowe's Cos., Inc.                                  527,300       24,471,993
===========================================================================
                                                                 61,622,576
===========================================================================

HOTELS-0.00%

Wyndham International, Inc. Voting Trust
  (Acquired 08/27/99-12/04/01; Cost
  $275,189)(a)(c)                                    3,167          103,233
===========================================================================

INDUSTRIAL CONGLOMERATES-3.01%

General Electric Co.                             1,820,800       72,977,664
---------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                  775,700       45,688,730
===========================================================================
                                                                118,666,394
===========================================================================

INSURANCE BROKERS-0.84%

Marsh & McLennan Cos., Inc.                        307,800       33,073,110
===========================================================================

INTEGRATED OIL & GAS-1.67%

ChevronTexaco Corp.                                282,400       25,305,864
---------------------------------------------------------------------------
Exxon Mobil Corp.                                  687,900       27,034,470
---------------------------------------------------------------------------
TotalFinaElf S.A. (France)                          93,700       13,402,539
===========================================================================
                                                                 65,742,873
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-3.28%

BellSouth Corp.                                    737,300       28,127,995
---------------------------------------------------------------------------
Cypress Communications, Inc. Voting Trust
  (Acquired 01/05/00; Cost $45,180)(a)(c)(f)         1,070            1,284
---------------------------------------------------------------------------
Qwest Communications International Inc.            725,040       10,244,815
---------------------------------------------------------------------------
SBC Communications Inc.                            850,700       33,321,919
---------------------------------------------------------------------------
Telecom Italia S.p.A. (Italy)                    2,642,300       14,137,626
---------------------------------------------------------------------------
Telefonica, S.A. (Spain)(f)                      1,296,993       17,383,600
---------------------------------------------------------------------------
Verizon Communications Inc.                        552,900       26,240,634
===========================================================================
                                                                129,457,873
===========================================================================

INTERNET SOFTWARE & SERVICES-0.89%

Check Point Software Technologies Ltd.
  (Israel)(f)                                      621,000       24,771,690
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
INTERNET SOFTWARE & SERVICES-(CONTINUED)

VeriSign, Inc.(f)                                  272,500   $   10,365,900
===========================================================================
                                                                 35,137,590
===========================================================================

IT CONSULTING & SERVICES-0.66%

SunGard Data Systems Inc.(f)                       896,100       25,924,173
===========================================================================

LIFE & HEALTH INSURANCE-0.97%

AFLAC, Inc.                                        531,500       13,053,640
---------------------------------------------------------------------------
Prudential Financial, Inc.(f)                      270,900        8,991,171
---------------------------------------------------------------------------
Sun Life Financial Services of Canada
  (Canada)                                         756,800       16,143,101
===========================================================================
                                                                 38,187,912
===========================================================================

MANAGED HEALTH CARE-0.32%

Anthem, Inc.(f)                                    253,300       12,538,350
===========================================================================

MOVIES & ENTERTAINMENT-1.40%

AOL Time Warner Inc.(f)                            647,300       20,778,330
---------------------------------------------------------------------------
Viacom Inc.-Class B(f)                             783,659       34,598,545
===========================================================================
                                                                 55,376,875
===========================================================================

MULTI-LINE INSURANCE-1.82%

American International Group, Inc.                 554,960       44,063,824
---------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)      439,000       27,582,370
===========================================================================
                                                                 71,646,194
===========================================================================

MULTI-UTILITIES-0.58%

Dynegy Inc.-Class A                                321,000        8,185,500
---------------------------------------------------------------------------
Williams Cos., Inc. (The)                          575,000       14,674,000
===========================================================================
                                                                 22,859,500
===========================================================================

NETWORKING EQUIPMENT-0.77%

Cisco Systems, Inc.(f)                           1,671,200       30,265,432
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.45%

Anadarko Petroleum Corp.                           189,000       10,744,650
---------------------------------------------------------------------------
Apache Corp.                                       235,400       11,741,752
---------------------------------------------------------------------------
EOG Resources, Inc.                                299,600       11,717,356
---------------------------------------------------------------------------
Kerr-McGee Corp.                                   156,700        8,587,160
---------------------------------------------------------------------------
Kerr-McGee Corp.-$1.83 Pfd. DECS                   390,000       14,478,750
===========================================================================
                                                                 57,269,668
===========================================================================

PACKAGED FOODS-0.41%

Kraft Foods, Inc.-Class A                          480,700       16,358,221
===========================================================================

PHARMACEUTICALS-6.27%

Abbott Laboratories                                564,000       31,443,000
---------------------------------------------------------------------------
Allergan, Inc.                                     324,000       24,316,200
---------------------------------------------------------------------------
American Home Products Corp.                       306,600       18,812,976
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
PHARMACEUTICALS-(CONTINUED)

Bristol-Myers Squibb Co.                           377,000   $   19,227,000
---------------------------------------------------------------------------
Johnson & Johnson                                  598,200       35,353,620
---------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(f)            314,800       20,332,932
---------------------------------------------------------------------------
Merck & Co., Inc.                                  409,800       24,096,240
---------------------------------------------------------------------------
Pfizer Inc.                                      1,057,100       42,125,435
---------------------------------------------------------------------------
Pharmacia Corp.                                    745,900       31,812,635
===========================================================================
                                                                247,520,038
===========================================================================

PROPERTY & CASUALTY INSURANCE-0.50%

MGIC Investment Corp.                              322,000       19,873,840
===========================================================================

SEMICONDUCTOR EQUIPMENT-0.27%

Applied Materials, Inc.(f)                         270,000       10,827,000
===========================================================================

SEMICONDUCTORS-2.23%

Analog Devices, Inc.(f)                            688,300       30,553,637
---------------------------------------------------------------------------
Intel Corp.                                      1,146,700       36,063,715
---------------------------------------------------------------------------
Texas Instruments Inc.                             760,700       21,299,600
===========================================================================
                                                                 87,916,952
===========================================================================

SPECIALTY STORES-0.89%

Bed Bath & Beyond Inc.(f)                        1,032,500       35,001,750
===========================================================================

SYSTEMS SOFTWARE-1.56%

Microsoft Corp.(f)                                 605,900       40,152,993
---------------------------------------------------------------------------
Oracle Corp.(f)                                  1,536,800       21,223,208
===========================================================================
                                                                 61,376,201
===========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.98%

Comverse Technology, Inc.(f)                       614,000       13,735,180
---------------------------------------------------------------------------
JDS Uniphase Corp.(f)                              664,520        5,801,260
---------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                            775,000       19,010,750
===========================================================================
                                                                 38,547,190
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.64%

NTT DoCoMo, Inc. (Japan) (Acquired
  06/14/00-12/01/00; Cost $23,665,238)(a)              844        9,871,345
---------------------------------------------------------------------------
Vodafone Group PLC (United Kingdom)              5,907,285       15,460,310
===========================================================================
                                                                 25,331,655
===========================================================================
    Total Stocks & Other Equity Interests
      (Cost $2,055,551,650)                                   2,218,825,888
===========================================================================

                                                PRINCIPAL
                                                 AMOUNT
U.S. TREASURY SECURITIES-3.92%

U.S. TREASURY NOTES-3.19%

  6.75%, 05/15/05                              $24,900,000       27,088,959
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
U.S. TREASURY NOTES-(CONTINUED)

  6.50%, 08/15/05 to 10/15/06(g)               $27,700,000   $   30,127,160
---------------------------------------------------------------------------
  6.88%, 05/15/06                                2,700,000        2,976,264
---------------------------------------------------------------------------
  6.13%, 08/15/07(g)                             6,150,000        6,618,261
---------------------------------------------------------------------------
  5.75%, 08/15/10                               39,375,000       41,352,412
---------------------------------------------------------------------------
  5.00%, 08/15/11                               17,455,000       17,414,679
===========================================================================
                                                                125,577,735
===========================================================================
U.S. TREASURY BONDS-0.68%

  6.13%, 11/15/27 to 08/15/29                   25,425,000       26,943,296
===========================================================================
U.S. TREASURY STRIPS-0.05%

  5.81%, 05/15/20(h)                             5,900,000        1,981,751
===========================================================================
    Total U.S. Treasury Securities (Cost
      $151,041,811)                                             154,502,782
===========================================================================

U.S. GOVERNMENT AGENCY SECURITIES-5.06%

FEDERAL HOME LOAN BANK-0.04%

Unsec. Bonds,
  5.13%, 03/06/06                                1,670,000        1,698,473
===========================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-1.59%

Jr. Unsec. Sub. Notes,
  5.88%, 03/21/11                                9,000,000        8,922,240
---------------------------------------------------------------------------
Pass Through Ctfs.,
  6.50%, 08/01/03 to 05/01/29                       29,234           29,616
---------------------------------------------------------------------------
  6.00%, 06/01/29                                  459,132          452,819
---------------------------------------------------------------------------
  7.00%, 07/01/29 to 09/01/31                   17,226,585       17,566,363
---------------------------------------------------------------------------
Pass Through Ctfs.-TBA,
  6.00%, 02/01/31(i)                             7,550,000        7,566,516
---------------------------------------------------------------------------
  6.50%, 02/01/32(i)                             3,290,000        3,297,197
---------------------------------------------------------------------------
Unsec. Notes,
  6.88%, 01/15/05                                1,910,000        2,059,572
---------------------------------------------------------------------------
  5.50%, 09/15/11                                9,410,000        9,231,492
---------------------------------------------------------------------------
Unsec. Sub. Notes,
  6.38%, 08/01/11                               13,605,000       13,542,825
===========================================================================
                                                                 62,668,640
===========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-2.79%

FNMA Grantor Trust-Series 2000-T7, Class A1,
  Pass Through Ctfs.,
  7.50%, 02/25/41                                1,824,714        1,893,450
---------------------------------------------------------------------------
Pass Through Ctfs.,
  8.50%, 03/01/10 to 02/01/28                   10,842,972       11,685,217
---------------------------------------------------------------------------
  6.50%, 04/01/14 to 07/01/16                   14,797,246       15,107,941
---------------------------------------------------------------------------
  7.50%, 02/01/16 to 07/01/31                   10,503,748       10,866,394
---------------------------------------------------------------------------
  7.00%, 07/01/16 to 12/01/31                    4,733,651        4,880,064
---------------------------------------------------------------------------
  6.50%, 10/01/16                                2,361,388        2,409,707
---------------------------------------------------------------------------
  8.00%, 12/01/23                                7,931,323        8,414,579
---------------------------------------------------------------------------
  6.00%, 05/01/31                               12,423,636       12,163,485
---------------------------------------------------------------------------
Pass Through Ctfs.-TBA,
  6.50%, 02/01/32(i)                            14,860,000       14,878,575
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-(CONTINUED)

Unsec. Notes,
  5.13%, 02/13/04                              $ 1,915,000   $    1,971,110
---------------------------------------------------------------------------
  7.00%, 07/15/05                                2,310,000        2,510,693
---------------------------------------------------------------------------
  6.38%, 06/15/09                                7,040,000        7,418,963
---------------------------------------------------------------------------
Unsec. Notes,
  6.00%, 05/15/11                                2,569,000        2,612,622
---------------------------------------------------------------------------
Unsec. Sub. Notes,
  5.50%, 05/02/06                               12,800,000       13,120,000
===========================================================================
                                                                109,932,800
===========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-0.64%

Pass Through Ctfs.,
  6.50%, 10/15/08 to 07/15/31                   10,864,207       10,929,456
---------------------------------------------------------------------------
  7.00%, 10/15/08 to 02/15/31                    7,644,013        7,831,348
---------------------------------------------------------------------------
  6.00%, 11/15/08                                  531,546          545,499
---------------------------------------------------------------------------
  8.00%, 11/15/30 to 01/20/31                      910,481          951,147
---------------------------------------------------------------------------
  7.50%, 12/20/30 to 01/15/31                    5,021,990        5,193,808
===========================================================================
                                                                 25,451,258
===========================================================================
    Total U.S. Government Agency Securities
      (Cost $198,038,769)                                       199,751,171
===========================================================================

ASSET-BACKED SECURITIES-1.99%

AIRLINES-0.60%

American Airlines, Inc.-Class A2, Series
  2001-01, Pass Through Ctfs., 6.82%,
  05/23/11 (Acquired 06/28/01; Cost
  $5,806,974)(a)                                 5,713,501        5,319,326
---------------------------------------------------------------------------
American Airlines, Inc.-Series 87-A,
  Equipment Trust Ctfs., 9.90%, 01/15/11         2,955,000        2,916,792
---------------------------------------------------------------------------
Northwest Airlines Inc.-Series 971B, Pass
  Through Ctfs., 7.25%, 01/02/12                 3,964,736        3,294,438
---------------------------------------------------------------------------
United Air Lines, Inc.-Series 002-Class A2,
  Sec. Pass Through Ctfs., 7.19%, 04/01/11      11,090,000        9,276,674
---------------------------------------------------------------------------
United Air Lines, Inc.-Series 95A2, Pass
  Through Ctfs., 9.56%, 10/19/18                 3,750,000        2,923,988
===========================================================================
                                                                 23,731,218
===========================================================================

AUTOMOBILE MANUFACTURERS-0.11%

DaimlerChrysler N.A. Holding Corp., Gtd. Rocs
  Series CHR-1998-1, Collateral Trust,
  6.50%, 08/01/18                                4,537,216        4,272,492
===========================================================================

BANKS-0.27%

Premium Asset Trust-Series 2001-6, Sec.
  Notes, 5.25%, 07/19/04 (Acquired 07/11/01;
  Cost $10,546,061)(a)                          10,560,000       10,764,494
===========================================================================

DIVERSIFIED FINANCIAL SERVICES-0.53%

Citicorp Lease-Class A2, Series 1999-1, Pass
  Through Ctfs., 8.04%, 12/15/19 (Acquired
  06/01/00-01/25/01; Cost $19,745,712)(a)       19,600,000       21,072,352
===========================================================================

ELECTRIC UTILITIES-0.48%

Beaver Valley II Funding Corp., SLOBS, Deb.,
  9.00%, 06/01/17                               12,500,000       13,850,875
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
ELECTRIC UTILITIES-(CONTINUED)

Indiana Michigan Power Co.-Series F, SLOBS,
  9.82%, 12/07/22                              $ 4,468,421   $    4,885,102
===========================================================================
                                                                 18,735,977
===========================================================================
    Total Asset-Backed Securities (Cost
      $81,071,384)                                               78,576,533
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
MONEY MARKET FUNDS-4.46%

STIC Liquid Assets Portfolio(j)                 87,922,818   $   87,922,818
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
STIC Prime Portfolio(j)                         87,922,818   $   87,922,818
===========================================================================
    Total Money Market Funds (Cost
      $175,845,636)                                             175,845,636
===========================================================================
TOTAL INVESTMENTS-100.94% (Cost
  $3,831,895,698)                                             3,982,109,543
===========================================================================
OTHER ASSETS LESS LIABILITIES-(0.94%)                           (37,010,204)
===========================================================================
NET ASSETS-100.00%                                           $3,945,099,339
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
CAD     - Canadian Dollars
Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
DECS    - Dividend Enhanced Convertible Stock
Disc.   - Discounted
EUR     - Euro
GBP     - British Pound Sterling
Gtd.    - Guaranteed
PATS    - Putable Asset Term Securities
Pfd.    - Preferred
RAPS    - Redeemable and Putable Securities
Sec.    - Secured
SLOBS   - Secured Lease Obligation Securities
Sr.     - Senior
STRIPS  - Separately Traded Registered Interest and Principal Security
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 12/31/01 was $181,358,628, which represented 4.60% of the Fund's net assets.
(b) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e) Foreign denominated security. Par value is denominated in currency indicated.
(f)  Non-income producing security.
(g) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 11.
(h) STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(i) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section B.
(j) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.
                                      FS-9

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost
  $3,831,895,698)*                             $3,982,109,543
-------------------------------------------------------------
Foreign currencies, at value (cost $102,344)          109,040
-------------------------------------------------------------
Receivables for:
  Investments sold                                  3,114,675
-------------------------------------------------------------
  Fund shares sold                                  5,815,017
-------------------------------------------------------------
  Dividends and interest                           29,025,782
-------------------------------------------------------------
  Principal paydowns                                    1,995
-------------------------------------------------------------
Investment for deferred compensation plan             115,083
-------------------------------------------------------------
Collateral for securities loaned                  381,254,853
-------------------------------------------------------------
Other assets                                           68,678
=============================================================
    Total assets                                4,401,614,666
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                            25,459,428
-------------------------------------------------------------
  Fund shares reacquired                           39,209,359
-------------------------------------------------------------
  Amount due custodian                              3,231,814
-------------------------------------------------------------
  Deferred compensation plan                          115,082
-------------------------------------------------------------
  Collateral upon return of securities loaned     381,254,853
-------------------------------------------------------------
  Variation margin                                  1,487,225
-------------------------------------------------------------
Accrued distribution fees                           3,840,731
-------------------------------------------------------------
Accrued trustees' fees                                  2,190
-------------------------------------------------------------
Accrued transfer agent fees                         1,473,994
-------------------------------------------------------------
Accrued operating expenses                            440,651
=============================================================
    Total liabilities                             456,515,327
=============================================================
Net assets applicable to shares outstanding    $3,945,099,339
_____________________________________________________________
=============================================================

NET ASSETS:

Class A                                        $2,284,776,256
_____________________________________________________________
=============================================================
Class B                                        $1,176,678,875
_____________________________________________________________
=============================================================
Class C                                        $  483,644,208
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                            88,090,151
_____________________________________________________________
=============================================================
Class B                                            45,470,732
_____________________________________________________________
=============================================================
Class C                                            18,662,292
_____________________________________________________________
=============================================================
Class A:
  Net asset value per share                    $        25.94
-------------------------------------------------------------
  Offering price per share:
    (Net asset value of $25.94 divided by
      95.25%)                                  $        27.23
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per
    share                                      $        25.88
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per
    share                                      $        25.92
_____________________________________________________________
=============================================================

* At December 31, 2001, securities with an aggregate market value of $369,006,749 were on loan to brokers.

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Interest                                       $ 115,900,232
------------------------------------------------------------
Dividends (net of foreign withholding tax of
  $174,279)                                       18,723,340
------------------------------------------------------------
Dividends from affiliated money market funds      12,083,546
------------------------------------------------------------
Security lending income                            1,456,640
============================================================
    Total investment income                      148,163,758
============================================================

EXPENSES:

Advisory fees                                     20,891,477
------------------------------------------------------------
Administrative services fees                         316,318
------------------------------------------------------------
Custodian fees                                       377,960
------------------------------------------------------------
Distribution fees -- Class A                       6,103,678
------------------------------------------------------------
Distribution fees -- Class B                      12,597,477
------------------------------------------------------------
Distribution fees -- Class C                       4,020,765
------------------------------------------------------------
Transfer agent fees -- Class A                     5,209,102
------------------------------------------------------------
Transfer agent fees -- Class B                     2,609,327
------------------------------------------------------------
Transfer agent fees -- Class C                       832,825
------------------------------------------------------------
Trustees' fees                                        25,717
------------------------------------------------------------
Other                                                975,214
============================================================
    Total expenses                                53,959,860
============================================================
Less: Fees waived                                    (19,008)
------------------------------------------------------------
    Expenses paid indirectly                         (60,431)
============================================================
    Net expenses                                  53,880,421
============================================================
Net investment income                             94,283,337
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FOREIGN CURRENCY CONTRACTS, FUTURES
  CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         (196,882,994)
------------------------------------------------------------
  Foreign currencies                                 278,005
------------------------------------------------------------
  Foreign currency contracts                          40,485
------------------------------------------------------------
  Futures contracts                              (95,970,910)
------------------------------------------------------------
  Option contracts written                         2,476,744
============================================================
                                                (290,058,670)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                         (330,187,275)
------------------------------------------------------------
  Foreign currencies                                 (29,233)
------------------------------------------------------------
  Foreign currency contracts                         217,630
------------------------------------------------------------
  Futures contracts                               10,088,027
============================================================
                                                (319,910,851)
============================================================
Net gain (loss) from investment securities,
  foreign currencies, foreign currency
  contracts, futures contracts and option
  contracts                                     (609,969,521)
============================================================
Net increase (decrease) in net assets
  resulting from operations                    $(515,686,184)
____________________________________________________________
============================================================

See Notes to Financial Statements.
                                     FS-10

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                   2001              2000
                                                              --------------    --------------
OPERATIONS:

  Net investment income                                       $   94,283,337    $   93,697,007
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, foreign currency contracts, futures
    contracts and option contracts                              (290,058,670)        8,037,010
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, foreign
    currency contracts and futures contracts                    (319,910,851)     (315,446,121)
==============================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                (515,686,184)     (213,712,104)
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (65,286,370)      (54,663,293)
----------------------------------------------------------------------------------------------
  Class B                                                        (24,128,931)      (22,292,342)
----------------------------------------------------------------------------------------------
  Class C                                                         (8,269,309)       (5,320,796)
----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                                 --       (39,511,188)
----------------------------------------------------------------------------------------------
  Class B                                                                 --       (21,396,291)
----------------------------------------------------------------------------------------------
  Class C                                                                 --        (5,732,223)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        149,008,588       922,806,014
----------------------------------------------------------------------------------------------
  Class B                                                         11,560,034       291,069,331
----------------------------------------------------------------------------------------------
  Class C                                                        165,927,647       196,576,584
==============================================================================================
    Net increase (decrease) in net assets                       (286,874,525)    1,047,823,692
==============================================================================================

NET ASSETS:

  Beginning of year                                            4,231,973,864     3,184,150,172
==============================================================================================
  End of year                                                 $3,945,099,339    $4,231,973,864
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $4,131,589,736    $3,809,280,125
----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (3,258,853)        1,041,061
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, foreign currency
    contracts, futures contracts and option contracts           (333,416,566)      (36,532,402)
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, foreign currency contracts and futures
    contracts                                                    150,185,022       458,185,080
==============================================================================================
                                                              $3,945,099,339    $4,231,973,864
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Balanced Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve as high a total return as possible, consistent with preservation of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

   On December 31, 2001, undistributed net investment income (loss) was increased by $2,709,385, undistributed net realized gains (losses) decreased by $6,825,494 and paid in capital increased by $4,116,109 as a result of foreign currency gain/loss reclassifications, bond premium catchup reclassifications and other reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

   The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.

   Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

C. Distributions -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund had a capital loss carryforward of $294,839,562 which expires December 31, 2009. As of December 31, 2001 the Fund has a post-October capital loss deferral of $33,763,389 which will be recognized in the following tax year.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

H. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

I. Put Options -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

J. Expenses -- Distribution expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.

NOTE 2-CHANGE IN ACCOUNTING PRINCIPLE

As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities.

Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $3,608,026 reduction in the cost of securities and a corresponding $3,608,026 increase in net unrealized gains and losses, based on securities held by the Fund on January 1, 2001.
  The effect of this change in 2001 was to decrease net investment income by $3,126,156, increase net unrealized gains and losses by $1,771,427, increase net realized gains and losses by $1,354,729. As a result, the net investment income per share was decreased by $0.02, the net realized and unrealized gains and losses per share was increased by $0.02 and the ratio of net investment income to average net assets was decreased by 0.07%.

NOTE 3-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $150 million of the Fund's average daily net assets, plus 0.50% of the Fund's average daily net assets in excess of $150 million. Effective July 1, 2001, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $19,008.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2001, AIM was paid $316,318 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2001, AFS was paid $2,696,880 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $6,103,678, $12,597,477 and $4,020,765, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $640,756 from sales of the Class A shares of the Fund during the year ended December 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 2001, AIM Distributors received $139,887 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $12,542 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 4-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $56,310 and reductions in custodian fees of $4,121 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $60,431.

NOTE 5-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 6-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 7-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At December 31, 2001, securities with an aggregate value of $369,006,749 were on loan to brokers. The loans were secured by cash collateral of $381,254,853, received by the Fund and subsequently invested in affiliated money market funds as follows: $190,627,426 in STIC Liquid Assets Portfolio and $190,627,427 in STIC Prime Portfolio. For the year ended December 31, 2001, the Fund received fees of $1,456,640 for securities lending.

NOTE 8-TAX COMPONENTS OF CAPITAL AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during 2001 and 2000 was a follows:

                                   2001            2000
                                -----------    ------------
Distributions paid from:
  Ordinary income               $97,684,610    $ 82,276,431
-----------------------------------------------------------
  Long-term capital gain                 --      66,639,702
===========================================================
                                $97,684,610    $148,916,133
___________________________________________________________
===========================================================

  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income               $      86,177
---------------------------------------------------------
Capital loss carryforward                    (294,839,562)
---------------------------------------------------------
Unrealized appreciation                     $ 108,262,988
=========================================================
                                            $(186,490,397)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the deferral of capital losses incurred after October 31, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and futures contracts and other deferrals.

NOTE 9-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $3,216,405,904 and $2,783,916,331, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:


Aggregate unrealized appreciation of
  investment securities                       $377,282,297
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (235,070,286)
==========================================================
Net unrealized appreciation of investment
  securities                                  $142,212,011
__________________________________________________________
==========================================================
Cost of investments for tax purposes is $3,839,897,532.


NOTE 10-CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2001 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                  ------------------------
                                  NUMBER OF     PREMIUMS
                                  CONTRACTS     RECEIVED
                                  ---------    -----------
Beginning of year                      --      $        --
----------------------------------------------------------
Written                            12,174        2,934,645
----------------------------------------------------------
Closed                             (4,440)      (1,134,738)
----------------------------------------------------------
Exercised                          (1,194)        (193,421)
----------------------------------------------------------
Expired                            (6,540)      (1,606,486)
----------------------------------------------------------
End of year                            --      $        --
__________________________________________________________
==========================================================


NOTE 11-FUTURES CONTRACTS

On December 31, 2001, $13,150,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of December 31, 2001 were as follows:

                        NO. OF        MONTH/                       UNREALIZED
CONTRACT               CONTRACTS    COMMITMENT     MARKET VALUE   DEPRECIATION
--------               ---------   -------------   ------------   ------------
S&P 500 Index             589      March-02/long   $169,219,700     $(30,952)
______________________________________________________________________________
==============================================================================

NOTE 12-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                          2001                            2000
                                                              ----------------------------    -----------------------------
                                                                SHARES          AMOUNT          SHARES           AMOUNT
                                                              -----------    -------------    -----------    --------------
Sold:
  Class A                                                      34,040,614    $ 943,182,575     44,686,844    $1,459,628,858
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                       7,919,458      219,495,395     13,281,625       433,100,994
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                       3,739,954      104,510,027      7,345,840       240,137,040
===========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       2,389,321       61,645,850      2,771,578        87,115,195
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                         842,160       21,707,525      1,260,443        39,350,153
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                         287,483        7,300,252        313,857         9,736,859
===========================================================================================================================
Issued in connection with acquisitions:*
  Class A                                                         469,333       11,718,242             --                --
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                         270,207        6,757,868             --                --
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                       7,202,124      179,904,999             --                --
===========================================================================================================================
Reacquired:
  Class A                                                     (32,130,426)    (867,538,079)   (19,211,948)     (623,938,039)
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (8,836,782)    (236,400,754)    (5,548,847)     (181,381,816)
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (4,731,502)    (125,787,631)    (1,639,854)      (53,297,315)
===========================================================================================================================
                                                               11,461,944    $ 326,496,269     43,259,538    $1,410,451,929
___________________________________________________________________________________________________________________________
===========================================================================================================================

* As of the close of business on September 08, 2001, the Fund acquired all of the net assets of AIM Advisor Flex Fund pursuant to a plan of reorganization approved by AIM Advisor Flex Fund shareholders on August 17, 2001. The acquisition was accomplished by a tax-free exchange of 7,941,664 shares of the Fund for 16,429,881 shares of AIM Advisor Flex Fund outstanding as of the close of business on September 8, 2001. AIM Advisor Flex Fund net assets at that date of $198,381,109 including $8,302,767 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $3,725,556,722.

NOTE 13-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                             --------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                             --------------------------------------------------------------------
                                                              2001(a)           2000(a)       1999(a)       1998(a)        1997
                                                             ----------        ----------    ----------    ----------    --------
Net asset value, beginning of period                         $    30.10        $    32.69    $    28.23    $    25.78    $  21.84
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.71(b)           0.92          0.82          0.71        0.60
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (4.14)            (2.23)         4.46          2.45        4.66
=================================================================================================================================
    Total from investment operations                              (3.43)            (1.31)         5.28          3.16        5.26
=================================================================================================================================
Less distributions:
  Dividends from net investment income                            (0.73)            (0.79)        (0.82)        (0.65)      (0.55)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --             (0.49)           --         (0.06)      (0.77)
=================================================================================================================================
    Total distributions                                           (0.73)            (1.28)        (0.82)        (0.71)      (1.32)
=================================================================================================================================
Net asset value, end of period                               $    25.94        $    30.10    $    32.69    $    28.23    $  25.78
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                  (11.36)%           (4.18)%       19.04%        12.46%      24.41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $2,284,776        $2,507,641    $1,800,350    $1,318,230    $683,633
=================================================================================================================================
Ratio of expenses to average net assets                            1.01%(d)          0.96%         0.94%         0.95%       0.98%
=================================================================================================================================
Ratio of net investment income to average net assets               2.60%(b)(d)       2.80%         2.81%         2.81%       2.48%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                              73%               55%           65%           43%         66%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.73 and the ratio of net investment income to average net assets would have been 2.67%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c)  Does not include sales charges.
(d)  Ratios are based on average daily net assets of $2,441,471,059.

                                                                                           CLASS B
                                                              ------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------------
                                                               2001(a)           2000(a)       1999(a)      1998(a)       1997
                                                              ----------        ----------    ----------    --------    --------
Net asset value, beginning of period                          $    30.01        $    32.61    $    28.18    $  25.75    $  21.83
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.50(b)           0.66          0.58        0.42        0.38
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (4.11)            (2.23)         4.45        2.51        4.68
================================================================================================================================
    Total from investment operations                               (3.61)            (1.57)         5.03        2.93        5.06
================================================================================================================================
Less distributions:
  Dividends from net investment income                             (0.52)            (0.54)        (0.60)      (0.44)      (0.37)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                               --             (0.49)           --       (0.06)      (0.77)
================================================================================================================================
    Total distributions                                            (0.52)            (1.03)        (0.60)      (0.50)      (1.14)
================================================================================================================================
Net asset value, end of period                                $    25.88        $    30.01    $    32.61    $  28.18    $  25.75
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                                   (12.01)%           (4.93)%       18.08%      11.53%      23.42%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,176,679        $1,358,823    $1,183,215    $894,165    $486,506
================================================================================================================================
Ratio of expenses to average net assets                             1.76%(d)          1.73%         1.75%       1.76%       1.79%
================================================================================================================================
Ratio of net investment income to average net assets                1.86%(b)(d)       2.03%         2.00%       2.00%       1.67%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                               73%               55%           65%         43%         66%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.52 and the ratio of net investment income to average net assets would have been 1.93%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c)  Does not include contingent deferred sales charges.
(d)  Ratios are based on average daily net assets of $1,259,747,718.

                                                                                           CLASS C
                                                              ------------------------------------------------------------------
                                                                                                                  AUGUST 4, 1997
                                                                                                                   (DATE SALES
                                                                                                                    COMMENCED)
                                                                          YEAR ENDED DECEMBER 31,                       TO
                                                              ------------------------------------------------     DECEMBER 31,
                                                              2001(a)         2000(a)     1999(a)     1998(a)          1997
                                                              --------        --------    --------    --------    --------------
Net asset value, beginning of period                          $  30.05        $  32.65    $  28.21    $  25.76        $25.55
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.50(b)         0.66        0.58        0.42          0.16
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (4.11)          (2.23)       4.46        2.53          1.01
================================================================================================================================
    Total from investment operations                             (3.61)          (1.57)       5.04        2.95          1.17
================================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.52)          (0.54)      (0.60)      (0.44)        (0.19)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --           (0.49)         --       (0.06)        (0.77)
================================================================================================================================
    Total distributions                                          (0.52)          (1.03)      (0.60)      (0.50)        (0.96)
================================================================================================================================
Net asset value, end of period                                $  25.92        $  30.05    $  32.65    $  28.21        $25.76
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                                 (11.99)%         (4.93)%     18.09%      11.60%         4.67%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $483,644        $365,510    $200,585    $114,163        $9,394
================================================================================================================================
Ratio of expenses to average net assets                           1.76%(d)        1.73%       1.75%       1.73%         1.78%(e)
================================================================================================================================
Ratio of net investment income to average net assets              1.85%(b)(d)     2.03%       2.00%       2.03%         1.68%(e)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                             73%             55%         65%         43%           66%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.52 and the ratio of net investment income to average net assets would have been 1.92%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $402,076,552.
(e)  Annualized.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Board of Trustees and Shareholders of AIM Basic Balanced Fund:

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Basic Balanced Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       February 14, 2002
                       Houston, Texas

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                             MARKET
                                                SHARES        VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-61.95%

ADVERTISING-1.67%

Interpublic Group of Cos., Inc. (The)             18,100   $   534,674
======================================================================

ALUMINUM-1.01%

Alcoa Inc.                                         9,100       323,505
======================================================================

APPAREL RETAIL-1.70%

Gap, Inc. (The)                                   39,000       543,660
======================================================================

BANKS-6.00%

Bank of America Corp.                             10,300       648,385
----------------------------------------------------------------------
Bank One Corp.                                    16,000       624,800
----------------------------------------------------------------------
FleetBoston Financial Corp.                       17,700       646,050
======================================================================
                                                             1,919,235
======================================================================

BUILDING PRODUCTS-2.01%

American Standard Cos. Inc.(a)                     9,400       641,362
======================================================================

CONSTRUCTION & FARM MACHINERY-1.35%

Deere & Co.                                        9,900       432,234
======================================================================

CONSUMER ELECTRONICS-1.07%

Koninklijke (Royal) Philips Electronics
  N.V.-ADR (Netherlands)                          11,800       343,498
======================================================================

DATA PROCESSING SERVICES-3.55%

Ceridian Corp.(a)                                 33,000       618,750
----------------------------------------------------------------------
First Data Corp.                                   6,600       517,770
======================================================================
                                                             1,136,520
======================================================================

DIVERSIFIED CHEMICALS-1.30%

Du Pont (E. I.) de Nemours & Co.                   9,800       416,598
======================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.97%

H&R Block, Inc.                                   14,100       630,270
======================================================================

DIVERSIFIED FINANCIAL SERVICES-6.59%

American Express Co.                              13,300       474,677
----------------------------------------------------------------------
Citigroup Inc.                                     9,900       499,752
----------------------------------------------------------------------
Freddie Mac                                        6,000       392,400
----------------------------------------------------------------------
J.P. Morgan Chase & Co.                           11,200       407,120
----------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                   4,000       223,760
----------------------------------------------------------------------
Stilwell Financial, Inc.                           4,000       108,880
======================================================================
                                                             2,106,589
======================================================================

ELECTRIC UTILITIES-1.17%

PG&E Corp.                                        19,400       373,256
======================================================================

ENVIRONMENTAL SERVICES-2.22%

Waste Management, Inc.                            22,200       708,402
======================================================================

                                                             MARKET
                                                SHARES        VALUE

FOOD RETAIL-1.95%

Kroger Co. (The)(a)                               29,900   $   624,013
======================================================================

GENERAL MERCHANDISE STORES-1.37%

Target Corp.                                      10,700       439,235
======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.04%

McKesson Corp.                                     8,900       332,860
======================================================================

HOTELS-0.97%

Starwood Hotels & Resorts Worldwide, Inc.         10,400       310,440
======================================================================

HOUSEHOLD APPLIANCES-1.72%

Black & Decker Corp. (The)                        14,600       550,858
======================================================================

INDUSTRIAL CONGLOMERATES-2.88%

Textron, Inc.                                      6,300       261,198
----------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                 11,200       659,680
======================================================================
                                                               920,878
======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.80%

AT&T Corp.                                        14,100       255,774
======================================================================

IT CONSULTING & SERVICES-1.05%

Electronic Data Systems Corp.                      4,900       335,895
======================================================================

LIFE & HEALTH INSURANCE-1.94%

Prudential Financial, Inc.(a)                      5,100       169,269
----------------------------------------------------------------------
UnumProvident Corp.                               17,000       450,670
======================================================================
                                                               619,939
======================================================================

MANAGED HEALTH CARE-3.14%

Anthem, Inc.(a)                                    6,000       297,000
----------------------------------------------------------------------
CIGNA Corp.                                        3,900       361,335
----------------------------------------------------------------------
UnitedHealth Group Inc.                            4,900       346,773
======================================================================
                                                             1,005,108
======================================================================

MOVIES & ENTERTAINMENT-1.29%

Walt Disney Co. (The)                             19,900       412,328
======================================================================

OIL & GAS DRILLING-3.93%

Cooper Cameron Corp.(a)                           10,800       435,888
----------------------------------------------------------------------
Pride International, Inc.(a)                      20,600       311,060
----------------------------------------------------------------------
Transocean Sedco Forex Inc.                       15,100       510,682
======================================================================
                                                             1,257,630
======================================================================

OIL & GAS EQUIPMENT & SERVICES-1.46%

Schlumberger Ltd.                                  8,500       467,075
======================================================================

PAPER PRODUCTS-0.87%

International Paper Co.                            6,900       278,415
======================================================================

                                                             MARKET
                                                SHARES        VALUE

PROPERTY & CASUALTY INSURANCE-1.63%

XL Capital Ltd.-Class A (Bermuda)                  5,700   $   520,752
======================================================================

REINSURANCE-0.98%

PartnerRe Ltd. (Bermuda)                           5,800       313,200
======================================================================

SEMICONDUCTOR EQUIPMENT-0.80%

Applied Materials, Inc.(a)                         6,400       256,640
======================================================================

SYSTEMS SOFTWARE-1.62%

Computer Associates International, Inc.           15,000       517,350
======================================================================

TELECOMMUNICATIONS EQUIPMENT-0.90%

Motorola, Inc.                                    19,100       286,882
======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $18,480,683)                          19,815,075
======================================================================

                                               PRINCIPAL
                                                AMOUNT
U.S. DOLLAR DENOMINATED BONDS & NOTES-8.54%

BANKS-0.84%

Bank of America Corp., Sub. Notes, 9.38%,
  09/15/09                                     $  50,000        58,540
----------------------------------------------------------------------
Dresdner Bank New York, Unsec. Sub. Deb.,
  7.25%, 09/15/15                                100,000       104,560
----------------------------------------------------------------------
Firstar Bank N.A., Unsec. Sub. Notes, 7.13%,
  12/01/09                                       100,000       104,789
======================================================================
                                                               267,889
======================================================================

BROADCASTING & CABLE TV-1.76%

Comcast Cable Communications, Unsec. Notes,
  8.88%, 05/01/17                                100,000       113,982
----------------------------------------------------------------------
Shaw Communications Inc. (Canada), Sr. Unsec.
  Unsub. Yankee Notes, 8.25%, 04/11/10           175,000       185,215
----------------------------------------------------------------------
Time Warner Inc.,
  Notes, 8.18%, 08/15/07                          35,000        39,179
----------------------------------------------------------------------
  Unsec. Deb., 8.05%, 01/15/16                   150,000       169,759
----------------------------------------------------------------------
Turner Broadcasting System, Inc.-Class A, Sr.
  Notes, 8.38%, 07/01/13                          50,000        55,621
======================================================================
                                                               563,756
======================================================================

CONSUMER FINANCE-0.38%

Ford Motor Credit Co., Notes, 7.88%, 06/15/10     10,000        10,191
----------------------------------------------------------------------
General Motors Acceptance Corp., Bonds,
  8.00%, 11/01/31                                 60,000        60,645
----------------------------------------------------------------------
Household Finance Corp., Unsec. Notes, 8.00%,
  07/15/10                                        45,000        48,828
======================================================================
                                                               119,664
======================================================================

DIVERSIFIED FINANCIAL SERVICES-2.27%

AIG SunAmerica Global Financing VII, Notes,
  5.85%, 08/01/08 (Acquired 09/28/01; Cost
  $20,452)(b)                                     20,000        20,232
----------------------------------------------------------------------
Associates Corp. of North America, Sr. Deb.,
  6.95%, 11/01/18                                160,000       166,315
----------------------------------------------------------------------

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

FMR Corp., Bonds, 7.57%, 06/15/29 (Acquired
  09/28/01; Cost $26,939)(b)                   $  25,000   $    27,011
----------------------------------------------------------------------
Heller Financial, Inc., Unsec. Notes, 7.38%,
  11/01/09                                       400,000       438,224
----------------------------------------------------------------------
Lehman Brothers Holdings Inc., Sr. Bonds,
  7.88%, 08/15/10                                 20,000        21,837
----------------------------------------------------------------------
Qwest Capital Funding Inc., Gtd. Unsec.
  Notes, 7.63%, 08/03/21                          40,000        37,642
----------------------------------------------------------------------
Tyco Capital Corp. (The) (Bermuda), Notes,
  6.50%, 02/07/06                                 15,000        15,529
======================================================================
                                                               726,790
======================================================================

ELECTRIC UTILITIES-0.30%

Indiana Michigan Power Co. -- Series C, Sr.
  Unsec. Notes, 6.13%, 12/15/06                   80,000        79,408
----------------------------------------------------------------------
Mirant Corp., Sr. Notes, 7.90%, 07/15/09
  (Acquired 09/28/01; Cost $20,700)(b)            20,000        17,850
======================================================================
                                                                97,258
======================================================================

INTEGRATED OIL & GAS-0.10%

Occidental Petroleum Corp., Sr. Unsec. Notes,
  7.38%, 11/15/08                                 30,000        31,198
======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.28%

TELUS Corp. (Canada), Yankee Notes, 8.00%,
  06/01/11                                        85,000        89,888
======================================================================

LIFE & HEALTH INSURANCE-0.68%

American General Corp.,
  Sr. Notes, 6.63%, 02/15/29                     120,000       118,489
----------------------------------------------------------------------
  Unsec. Notes, 7.50%, 07/15/25                   50,000        54,664
----------------------------------------------------------------------
American General Finance Corp., Sr. Unsec.
  Putable Notes, 8.13%, 08/15/09                  40,000        44,346
======================================================================
                                                               217,499
======================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.57%

Devon Financing Corp., Unsec. Gtd. Deb.,
  7.88%, 09/30/31 (Acquired
  09/28/01-11/01/01; Cost $81,054)(b)             80,000        81,199
----------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Unsec.
  Notes, 6.88%, 12/01/07                         100,000       101,674
======================================================================
                                                               182,873
======================================================================

PHARMACEUTICALS-0.66%

Johnson & Johnson, Unsec. Deb., 6.95%,
  09/01/29                                        70,000        74,606
----------------------------------------------------------------------
Merck & Co., Inc., Unsec. Deb.,
  5.95%, 12/01/28                                 70,000        66,184
----------------------------------------------------------------------
  6.40%, 03/01/28                                 70,000        70,204
======================================================================
                                                               210,994
======================================================================

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE

REINSURANCE-0.70%

GE Global Insurance Holdings Corp., Unsec.
  Notes, 7.75%, 06/15/30                       $ 200,000   $   224,792
======================================================================
    Total U.S. Dollar Denominated Non-
      Convertible Bonds & Notes (Cost
      $2,794,579)                                            2,732,601
======================================================================

U.S. GOVERNMENT AGENCY SECURITIES-19.13%

FEDERAL HOME LOAN BANK-0.64%

Unsec. Bonds,
  5.13%, 03/06/06                                200,000       203,410
======================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-2.18%

Pass Through Ctfs.,
  7.00%, 09/01/31                                208,682       212,725
----------------------------------------------------------------------
Pass Through Ctfs.,
  7.00%, 07/01/29                                110,618       112,864
----------------------------------------------------------------------
Pass Through Ctfs.-TBA,
  6.50%, 02/01/32(c)                             370,000       370,809
======================================================================
                                                               696,398
======================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-16.00%

Pass Through Ctfs.,
  6.50%, 10/01/16                                282,660       288,452
----------------------------------------------------------------------
  7.00%, 12/01/31                                420,000       428,530
----------------------------------------------------------------------
Pass Through Ctfs.-TBA,
  6.50%, 02/01/32(c)                             800,000       801,000
----------------------------------------------------------------------
Unsec. Medium Term Notes,
  6.87%, 07/17/07                              2,250,000     2,397,578
----------------------------------------------------------------------
Unsec. Notes,
  6.38%, 06/15/09                                890,000       937,909
----------------------------------------------------------------------
Unsec. Notes,
  6.00%, 05/15/11                                260,000       264,415
======================================================================
                                                             5,117,884
======================================================================

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-0.31%

Pass Through Ctfs.-TBA,
  6.50%, 02/01/32(c)                           $ 100,000   $   100,469
======================================================================
    Total U.S. Government Agency Securities
      (Cost $6,208,747)                                      6,118,161
======================================================================

U.S. TREASURY SECURITIES-3.59%

U.S. TREASURY NOTES-3.28%

  6.88%, 05/15/06                                345,000       380,300
----------------------------------------------------------------------
  5.75%, 08/15/10                                175,000       183,788
----------------------------------------------------------------------
  5.00%, 08/15/11                                485,000       483,880
======================================================================
                                                             1,047,968
======================================================================
U.S. TREASURY BONDS-0.31%

  6.13%, 08/15/29                                 95,000       100,804
======================================================================
    Total U.S. Treasury Securities (Cost
      $1,181,951)                                            1,148,772
======================================================================

                                                SHARES
MONEY MARKET FUNDS-14.44%

STIC Liquid Assets Portfolio(d)                2,309,834     2,309,834
----------------------------------------------------------------------
STIC Prime Portfolio(d)                        2,309,834     2,309,834
======================================================================
    Total Money Market Funds (Cost
      $4,619,668)                                            4,619,668
======================================================================
TOTAL INVESTMENTS-107.65% (Cost $33,285,628)                34,434,277
======================================================================
OTHER ASSETS LESS LIABILITIES-(7.65%)                       (2,446,644)
======================================================================
NET ASSETS-100.00%                                         $31,987,633
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Ctfs.   - Certificates
Deb.    - Debentures
Gtd.    - Guaranteed
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 12/31/01 was $146,292, which represented 0.46% of the Fund's net assets.
(c) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section B.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost $33,285,628)  $34,434,277
------------------------------------------------------------
Receivables for:
  Investments sold                                   255,231
------------------------------------------------------------
  Fund shares sold                                   878,060
------------------------------------------------------------
  Dividends and interest                             176,475
------------------------------------------------------------
Investment for deferred compensation plan              1,093
------------------------------------------------------------
Other assets                                          15,446
============================================================
    Total assets                                  35,760,582
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            3,675,641
------------------------------------------------------------
  Fund shares reacquired                              18,911
------------------------------------------------------------
  Deferred compensation plan                           1,093
------------------------------------------------------------
Accrued distribution fees                             26,516
------------------------------------------------------------
Accrued transfer agent fees                            2,418
------------------------------------------------------------
Accrued operating expenses                            48,370
============================================================
    Total liabilities                              3,772,949
============================================================
Net assets applicable to shares outstanding      $31,987,633
============================================================

NET ASSETS:

Class A                                          $10,752,672
____________________________________________________________
============================================================
Class B                                          $16,067,349
____________________________________________________________
============================================================
Class C                                          $ 5,167,612
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                            1,000,690
____________________________________________________________
============================================================
Class B                                            1,495,156
____________________________________________________________
============================================================
Class C                                              480,819
____________________________________________________________
============================================================
Class A:
  Net asset value per share                      $     10.75
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.75 divided by
      95.25%)                                    $     11.29
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share   $     10.75
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share   $     10.75
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the period September 28, 2001 (Date operations commenced) through December 31, 2001

INVESTMENT INCOME:

Interest                                          $   60,552
------------------------------------------------------------
Dividends                                             42,408
------------------------------------------------------------
Dividends from affiliated money market funds          13,417
============================================================
    Total investment income                          116,377
============================================================

EXPENSES:

Advisory fees                                         29,174
------------------------------------------------------------
Administrative services fees                          12,603
------------------------------------------------------------
Custodian fees                                        12,168
------------------------------------------------------------
Distribution fees -- Class A                           5,240
------------------------------------------------------------
Distribution fees -- Class B                          22,783
------------------------------------------------------------
Distribution fees -- Class C                           7,127
------------------------------------------------------------
Transfer agent fees -- Class A                         2,069
------------------------------------------------------------
Transfer agent fees -- Class B                         3,043
------------------------------------------------------------
Transfer agent fees -- Class C                           952
------------------------------------------------------------
Trustees' fees                                         1,983
------------------------------------------------------------
Printing                                              17,644
------------------------------------------------------------
Professional fees                                     31,670
------------------------------------------------------------
Other                                                  2,574
============================================================
    Total expenses                                   149,030
============================================================
Less: Fees waived and expenses reimbursed            (65,504)
------------------------------------------------------------
    Expenses paid indirectly                             (17)
============================================================
    Net expenses                                      83,509
============================================================
Net investment income                                 32,868
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                        (124,267)
============================================================
Change in net unrealized appreciation of
  investment securities                            1,148,649
============================================================
Net gain from investment securities                1,024,382
============================================================
Net increase in net assets resulting from
  operations                                      $1,057,250
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the period September 28, 2001 (Date operations commenced) through December 31, 2001

                                                                   2001
                                                                -----------
OPERATIONS:

  Net investment income                                         $    32,868
---------------------------------------------------------------------------
  Net realized gain (loss) from investment securities              (124,267)
---------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                    1,148,649
===========================================================================
    Net increase in net assets resulting from operations          1,057,250
===========================================================================
Distributions to shareholders from net investment income:
  Class A                                                           (37,235)
---------------------------------------------------------------------------
  Class B                                                           (33,889)
---------------------------------------------------------------------------
  Class C                                                            (8,848)
---------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        10,423,697
---------------------------------------------------------------------------
  Class B                                                        15,589,686
---------------------------------------------------------------------------
  Class C                                                         4,996,972
===========================================================================
    Net increase in net assets                                   31,987,633
===========================================================================

NET ASSETS:

  Beginning of period                                                    --
===========================================================================
  End of period                                                 $31,987,633
___________________________________________________________________________
===========================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                 $30,950,108
---------------------------------------------------------------------------
  Undistributed net investment income                                13,143
---------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                     (124,267)
---------------------------------------------------------------------------
  Unrealized appreciation of investment securities                1,148,649
===========================================================================
                                                                $31,987,633
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Basic Balanced Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital and current income. The Fund commenced operations on September 28, 2001.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     On December 31, 2001, undistributed net investment income was increased by $60,247 and shares of beneficial interest decreased by $60,247 as a result of nondeductible organizational expenses. Net assets of the Fund were unaffected by the reclassifications discussed above.
     The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

C. Distributions -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund had a capital loss carryforward of $1,094 which expires December 31, 2009. As of December 31, 2001 the Fund has a post-October capital loss deferral of $123,172 which will be recognized in the following tax year.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Expenses -- Distribution expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $1 billion of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets on the next $4 billion, plus 0.55% of the Fund's average daily net assets in excess of $5 billion. AIM voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the period September 28, 2001 (date operations commenced) through December 31, 2001, AIM waived fees of $29,174 and reimbursed fees of $36,330.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period September 28, 2001 (date operations commenced) through December 31, 2001, AIM was paid $12,603 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period September 28, 2001 (date operations commenced) through December 31, 2001, AFS was paid $3,020 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the period September 28, 2001 (date operations commenced) through December 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $5,240, $22,783 and $7,127, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $19,234 from sales of the Class A shares of the Fund for the period September 28, 2001 (date operations commenced) through December 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. For the same period, AIM Distributors received $84 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  The law firm of Kramer, Levin, Naftalis & Frankel LLP, of which a trustee is a member, is counsel to the Board of Trustees. During the period September 28, 2001 (date operations commenced) through December 31, 2001, the Fund paid legal no expenses with respect to this firm.

NOTE 3-INDIRECT EXPENSES

For the period September 28, 2001 (date operations commenced) through December 31, 2001, the Fund received reductions in custodian fees of $17 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $17.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the period September 28, 2001 (date operations commenced) through December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 was as follows:

                                                  2001
                                                 -------
Distributions paid from ordinary income          $79,972
________________________________________________________
========================================================

  As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                  $   14,235
---------------------------------------------------------
Capital loss carryforward                          (1,094)
---------------------------------------------------------
Unrealized appreciation                         1,024,384
=========================================================
                                               $1,037,525
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral losses on wash sales, the tax deferral of capital losses incurred after October 31, and other deferrals.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period September 28, 2001 (date operations commenced) through December 31, 2001 was $27,497,032 and $788,507, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $1,477,196
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (328,547)
=========================================================
Net unrealized appreciation of investment
  securities                                   $1,148,649
_________________________________________________________
=========================================================
Investments have the same cost for tax and financial
statement purposes.

NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the period September 28, 2001 (date operations commenced) through December 31, 2001 were as follows:

                                                                        2001
                                                              ------------------------
                                                               SHARES        AMOUNT
                                                              ---------    -----------
Sold:
  Class A                                                     1,014,635    $10,570,925
--------------------------------------------------------------------------------------
  Class B                                                     1,510,274     15,749,795
--------------------------------------------------------------------------------------
  Class C                                                       511,202      5,323,113
======================================================================================
Issued as reinvestment of dividends:
  Class A                                                         3,464         36,336
--------------------------------------------------------------------------------------
  Class B                                                         2,340         24,543
--------------------------------------------------------------------------------------
  Class C                                                           810          8,499
======================================================================================
Reacquired:
  Class A                                                       (17,409)      (183,564)
--------------------------------------------------------------------------------------
  Class B                                                       (17,458)      (184,652)
--------------------------------------------------------------------------------------
  Class C                                                       (31,193)      (334,640)
======================================================================================
                                                              2,976,665    $31,010,355
______________________________________________________________________________________
======================================================================================


NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                   CLASS A
                                                              ------------------
                                                              SEPTEMBER 28, 2001
                                                               (DATE OPERATIONS
                                                                COMMENCED) TO
                                                                 DECEMBER 31,
                                                                   2001(a)
                                                              ------------------
Net asset value, beginning of period                               $ 10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.03
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)              0.76
================================================================================
    Total from investment operations                                  0.79
================================================================================
Less distributions from net investment income                        (0.04)
================================================================================
Net asset value, end of period                                     $ 10.75
________________________________________________________________________________
================================================================================
Total return(b)                                                       7.94%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $10,753
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                    1.43%(c)
--------------------------------------------------------------------------------
  Without fee waivers                                                 2.89%(c)
================================================================================
Ratio of net investment income to average net assets                  1.16%(c)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                                                  7%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $5,752,659.

                                                                   CLASS B
                                                              ------------------
                                                              SEPTEMBER 28, 2001
                                                               (DATE OPERATIONS
                                                                COMMENCED) TO
                                                                 DECEMBER 31,
                                                                   2001(a)
                                                              ------------------
Net asset value, beginning of period                               $ 10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.01
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)              0.77
================================================================================
    Total from investment operations                                  0.78
================================================================================
Less distributions from net investment income                        (0.03)
================================================================================
Net asset value, end of period                                     $ 10.75
________________________________________________________________________________
================================================================================
Total return(b)                                                       7.76%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $16,067
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                    2.08%(c)
--------------------------------------------------------------------------------
  Without fee waivers                                                 3.54%(c)
================================================================================
Ratio of net investment income to average net assets                  0.52%(c)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                                                  7%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $8,753,540.

                                                                   CLASS C
                                                              ------------------
                                                              SEPTEMBER 28, 2001
                                                               (DATE OPERATIONS
                                                                COMMENCED) TO
                                                                 DECEMBER 31,
                                                                   2001(a)
                                                              ------------------
Net asset value, beginning of period                                $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.01
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)              0.77
================================================================================
    Total from investment operations                                  0.78
================================================================================
Less distributions from net investment income                        (0.03)
================================================================================
Net asset value, end of period                                      $10.75
________________________________________________________________________________
================================================================================
Total return(b)                                                       7.76%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $5,168
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                    2.08%(c)
--------------------------------------------------------------------------------
  Without fee waivers                                                 3.54%(c)
================================================================================
Ratio of net investment income to average net assets                  0.52%(c)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                                                  7%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $2,738,134.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Board of Trustees and Shareholders of AIM European Small Company Fund:

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM European Small Company Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       February 14, 2002
                       Houston, Texas

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                           MARKET
                                               SHARES      VALUE
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-93.92%

AUSTRIA-0.76%

Gericom A.G. (Computer Hardware)                 2,900   $    79,393
====================================================================

BELGIUM-2.18%

Omega Pharma S.A. (Health Care Supplies)         5,000       226,727
====================================================================

DENMARK-0.49%

Radiometer A/S-Class B (Health Care
  Equipment)(a)                                  1,600        50,410
====================================================================

FINLAND-4.39%

Hartwall Oyj ABP (Brewers)(a)                   11,300       230,758
--------------------------------------------------------------------
Instrumentarium Corp.-Class B (Health Care
  Equipment)                                     3,200       134,119
--------------------------------------------------------------------
Lassila & Tikanoja PLC (Diversified
  Commercial Services)                           2,000        32,103
--------------------------------------------------------------------
Vacon Oyj (Electrical Components & Equipment)
  (Acquired 12/08/00; Cost $44,783)(b)           7,200        59,070
====================================================================
                                                             456,050
====================================================================

FRANCE-18.53%

AES Laboratoire Groupe (Health Care
  Equipment)                                     1,300       132,737
--------------------------------------------------------------------
Beneteau (Leisure Products)                        350        27,201
--------------------------------------------------------------------
Bigben Interactive (Distributors)                4,400       170,877
--------------------------------------------------------------------
Bonduelle SCA (Packaged Foods)                   3,450       144,290
--------------------------------------------------------------------
Brime Technologies (Diversified Commercial
  Services)(a)                                   3,400       104,602
--------------------------------------------------------------------
Eurofins Scientific (Diversified Commercial
  Services)(a)                                   6,200        90,397
--------------------------------------------------------------------
Ioltech (Health Care Equipment)(a)               1,300       147,228
--------------------------------------------------------------------
Marionnaud Parfumeries (Specialty Stores)(a)     4,080       197,926
--------------------------------------------------------------------
MEDIDEP S.A. (Health Care Facilities)(a)        16,600       320,486
--------------------------------------------------------------------
Neopost S.A. (Office Electronics)(a)             3,300        96,288
--------------------------------------------------------------------
Penauille Polyservices (Diversified
  Commercial Services)                           1,500        52,836
--------------------------------------------------------------------
Rodriguez Group (Specialty Stores)               1,000        57,072
--------------------------------------------------------------------
Silicon-On-Insulator Technologies (SOITEC)
  (Electronic Equipment & Instruments)(a)       11,170       221,629
--------------------------------------------------------------------
UBI Soft Entertainment S.A. (Application
  Software)(a)                                   4,850       162,187
====================================================================
                                                           1,925,756
====================================================================

GERMANY-8.40%

FJA A.G. (Electronic Equipment & Instruments)    1,980        90,049
--------------------------------------------------------------------
IPC Archtec A.G. (Computer Hardware)(a)          1,700        53,590
--------------------------------------------------------------------
Puma A.G. (Footwear)                             8,300       251,652
--------------------------------------------------------------------
Stada Arzneimittel A.G. (Pharmaceuticals)        7,200       252,009
--------------------------------------------------------------------
Suess MicroTec A.G. (Semiconductor
  Equipment)(a)                                  3,000        84,003
--------------------------------------------------------------------

                                                           MARKET
                                               SHARES      VALUE
GERMANY-(CONTINUED)

Wedeco A.G. Water Technology (Water
  Utilities)(a)                                  4,600   $   141,521
====================================================================
                                                             872,824
====================================================================

GREECE-0.97%

Folli-Follie (Apparel & Accessories)             5,700       100,338
====================================================================

IRELAND-7.35%

Anglo Irish Bank Corp. PLC (Banks)              46,000       178,439
--------------------------------------------------------------------
Grafton Group PLC (Trading Companies &
  Distributors)                                 60,700       175,920
--------------------------------------------------------------------
ICON PLC-ADR (Health Care Distributors &
  Services)(a)                                   4,700       140,107
--------------------------------------------------------------------
IFG Group PLC (Diversified Financial
  Services)                                     32,000        95,596
--------------------------------------------------------------------
Riverdeep Group PLC-ADR (Internet Software &
  Services)(a)                                   6,500       109,265
--------------------------------------------------------------------
United Drug PLC (Pharmaceuticals)                4,900        64,670
====================================================================
                                                             763,997
====================================================================

ITALY-4.04%

Merloni Elettrodomestici S.p.A. (Household
  Appliances)(a)                                25,500       134,164
--------------------------------------------------------------------
Recordati S.p.A (Pharmaceuticals)                9,600       191,591
--------------------------------------------------------------------
Tod's S.p.A. (Apparel & Accessories)(a)          2,300        94,347
====================================================================
                                                             420,102
====================================================================

NETHERLANDS-3.49%

ASM International N.V. (Semiconductor
  Equipment)(a)                                  4,100        79,522
--------------------------------------------------------------------
Heijmans N.V. (Construction & Engineering)       5,504       101,943
--------------------------------------------------------------------
Teleplan International N.V. (Marine)(a)          5,200        78,367
--------------------------------------------------------------------
Van der Moolen Holding N.V. (Diversified
  Financial Services)                            3,570       102,669
====================================================================
                                                             362,501
====================================================================

NORWAY-1.27%

Tandberg A.S.A. (Electronic Equipment &
  Instruments)(a)                                5,900       131,857
====================================================================

PORTUGAL-0.59%

Ibersol-SGPS, S.A. (Restaurants)                18,300        61,196
====================================================================

SPAIN-2.78%

Aurea Concesiones des Infrastructuras
  S.A./concesionaria del Estado S.A.
  (Highways & Railtracks)                        2,670        54,548
--------------------------------------------------------------------
Azkoyen S.A. (Industrial Machinery)             17,400       145,234
--------------------------------------------------------------------
Prosegur, CIA de Seguridad S.A. (Diversified
  Commercial Services)                           6,600        89,107
====================================================================
                                                             288,889
====================================================================

                                                           MARKET
                                               SHARES      VALUE

SWEDEN-11.54%

Axfood A.B. (Food Retail)(a)                    11,800   $   132,731
--------------------------------------------------------------------
Biacore International A.B. (Health Care
  Equipment)(a)                                  2,550        82,999
--------------------------------------------------------------------
Clas Ohlson A.B.-Class B (Specialty Stores)     15,400       215,979
--------------------------------------------------------------------
Elekta A.B.-Class B (Health Care
  Equipment)(a)                                 21,800       177,390
--------------------------------------------------------------------
Getinge Industrier A.B.-Class B (Health Care
  Equipment)                                     4,700        77,389
--------------------------------------------------------------------
Munters A.B. (Industrial Machinery)              4,500        75,173
--------------------------------------------------------------------
Nobel Biocare (Health Care Supplies)             1,400        58,635
--------------------------------------------------------------------
Perbio Science A.B. (Pharmaceuticals)(a)        12,500       204,027
--------------------------------------------------------------------
Q-Med A.B. (Biotechnology)(a)                    4,200        69,960
--------------------------------------------------------------------
Swedish Match A.B. (Tobacco)                    19,700       104,668
====================================================================
                                                           1,198,951
====================================================================

SWITZERLAND-0.38%

Converium Holding A.G. (Reinsurance)(a)            800        38,938
====================================================================

UNITED KINGDOM-26.76%

Alexon Group PLC (Apparel & Accessories)        59,400       151,351
--------------------------------------------------------------------
Amey PLC (Diversified Commercial Services)      12,900        69,842
--------------------------------------------------------------------
Anite Group PLC (IT Consulting & Services)(a)   46,500       116,112
--------------------------------------------------------------------
Biotrace International PLC (Health Care
  Equipment)(a)                                 26,300        52,745
--------------------------------------------------------------------
Chemring Group PLC (Aerospace & Defense)        38,900       206,730
--------------------------------------------------------------------
Chloride Group PLC (Electrical Components &
  Equipment)                                    60,000        61,152
--------------------------------------------------------------------
Electronics Boutique PLC (Computer &
  Electronics Retail)                          124,700       248,742
--------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)               22,300       202,605
--------------------------------------------------------------------
Fitness First PLC (Diversified Commercial
  Services)(a)                                  17,700       121,898
--------------------------------------------------------------------

                                                           MARKET
                                               SHARES      VALUE
UNITED KINGDOM-(CONTINUED)

Geest PLC (Agricultural Products)               14,900   $   160,055
--------------------------------------------------------------------
Innovation Group (The) PLC (Application
  Software)                                     14,800        78,653
--------------------------------------------------------------------
iSOFT Group PLC (Application Software)
  (Acquired 06/22/01; Cost $213,827)(b)         62,900       238,114
--------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC (Insurance
  Brokers)                                      10,400        93,099
--------------------------------------------------------------------
JJB Sports PLC (Apparel Retail)                 20,000       133,952
--------------------------------------------------------------------
John David Sports PLC (Apparel Retail)          20,010        88,715
--------------------------------------------------------------------
Luminar PLC (Restaurants)                       14,100       171,833
--------------------------------------------------------------------
Nestor Healthcare Group PLC (Employment
  Services) (Acquired 08/03/01-11/26/01; Cost
  $157,784)(b)                                  22,500       178,542
--------------------------------------------------------------------
PHS Group PLC (Diversified Commercial
  Services)                                     59,020        76,480
--------------------------------------------------------------------
PizzaExpress PLC (Restaurants)                   8,600       111,693
--------------------------------------------------------------------
Reliance Security Group PLC (Diversified
  Commercial Services)                           5,300        50,159
--------------------------------------------------------------------
Torex PLC (IT Consulting & Services)             9,100        96,987
--------------------------------------------------------------------
Vosper Thornycroft Holdings PLC (Aerospace &
  Defense)                                       3,100        70,638
====================================================================
                                                           2,780,097
====================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $8,824,931)                          9,758,026
====================================================================

MONEY MARKET FUNDS-5.44%

STIC Liquid Assets Portfolio(c)                282,749       282,749
--------------------------------------------------------------------
STIC Prime Portfolio(c)                        282,749       282,749
====================================================================
    Total Money Market Funds (Cost $565,498)                 565,498
====================================================================
TOTAL INVESTMENTS-99.36% (Cost $9,390,429)                10,323,524
====================================================================
OTHER ASSETS LESS LIABILITIES-0.64%                           66,520
====================================================================
NET ASSETS-100.00%                                       $10,390,044
____________________________________________________________________
====================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 12/31/01 was $475,726, which represented 4.58% of the Fund's net assets.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost $9,390,429)   $10,323,524
------------------------------------------------------------
Foreign currencies, at value (cost $136,370)         139,154
------------------------------------------------------------
Receivables for:
  Fund shares sold                                    80,257
------------------------------------------------------------
  Dividends                                           16,803
------------------------------------------------------------
Investment for deferred compensation plan              9,077
------------------------------------------------------------
Other assets                                          13,463
============================================================
    Total assets                                  10,582,278
============================================================

LIABILITIES:

Payables for:
  Investments purchased                               48,573
------------------------------------------------------------
  Fund shares reacquired                              82,106
------------------------------------------------------------
  Deferred compensation plan                           9,077
------------------------------------------------------------
Accrued distribution fees                              9,168
------------------------------------------------------------
Accrued transfer agent fees                            4,699
------------------------------------------------------------
Accrued operating expenses                            38,611
============================================================
    Total liabilities                                192,234
============================================================
Net assets applicable to shares outstanding      $10,390,044
____________________________________________________________
============================================================

NET ASSETS:

Class A                                          $ 6,969,094
____________________________________________________________
============================================================
Class B                                          $ 2,330,075
____________________________________________________________
============================================================
Class C                                          $ 1,090,875
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                              968,808
____________________________________________________________
============================================================
Class B                                              326,082
____________________________________________________________
============================================================
Class C                                              152,752
____________________________________________________________
============================================================
Class A:
  Net asset value per share                      $      7.19
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.19 divided by
      94.50%)                                    $      7.61
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share   $      7.15
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share   $      7.14
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001


INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $15,183)                                       $   130,234
------------------------------------------------------------
Dividends from affiliated money market funds          27,499
------------------------------------------------------------
Interest                                                 633
============================================================
    Total investment income                          158,366
============================================================

EXPENSES:

Advisory fees                                        107,157
------------------------------------------------------------
Administrative services fees                          50,000
------------------------------------------------------------
Custodian fees                                        89,340
------------------------------------------------------------
Distribution fees -- Class A                          26,996
------------------------------------------------------------
Distribution fees -- Class B                          24,901
------------------------------------------------------------
Distribution fees -- Class C                          10,764
------------------------------------------------------------
Interest                                               1,142
------------------------------------------------------------
Transfer agent fees -- Class A                        26,707
------------------------------------------------------------
Transfer agent fees -- Class B                        10,040
------------------------------------------------------------
Transfer agent fees -- Class C                         4,340
------------------------------------------------------------
Trustees' fees                                         8,277
------------------------------------------------------------
Registration and filing fees                         110,195
------------------------------------------------------------
Professional fees                                     47,989
------------------------------------------------------------
Other                                                 32,161
============================================================
    Total expenses                                   550,009
============================================================
Less: Fees waived and expenses reimbursed           (297,969)
------------------------------------------------------------
    Expenses paid indirectly                            (131)
============================================================
    Net expenses                                     251,909
============================================================
Net investment income (loss)                         (93,543)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                           (3,820,862)
------------------------------------------------------------
  Foreign currencies                                   5,135
============================================================
                                                  (3,815,727)
============================================================
Change in net unrealized appreciation of:
  Investment securities                              694,312
------------------------------------------------------------
  Foreign currencies                                   3,378
============================================================
                                                     697,690
============================================================
Net gain (loss) from investment securities and
  foreign currencies                              (3,118,037)
============================================================
Net increase (decrease) in net assets resulting
  from operations                                $(3,211,580)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and the period August 31, 2000 (date operations commenced) through December 31, 2000

                                                                 2001           2000
                                                              -----------    -----------
OPERATIONS:

  Net investment income (loss)                                $   (93,543)   $   (43,238)
----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                         (3,815,727)      (588,978)
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                             697,690        238,944
========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (3,211,580)      (393,272)
========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                              --        (38,008)
----------------------------------------------------------------------------------------
  Class B                                                              --         (9,040)
----------------------------------------------------------------------------------------
  Class C                                                              --         (3,158)
----------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                         647,205      8,921,798
----------------------------------------------------------------------------------------
  Class B                                                         168,698      2,932,808
----------------------------------------------------------------------------------------
  Class C                                                         256,409      1,118,184
========================================================================================
    Net increase (decrease) in net assets                      (2,139,268)    12,529,312
========================================================================================

NET ASSETS:

  Beginning of year                                            12,529,312             --
========================================================================================
  End of year                                                 $10,390,044    $12,529,312
________________________________________________________________________________________
========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $13,916,138    $12,962,197
----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (9,077)       (39,040)
----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (4,453,651)      (632,789)
----------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                            936,634        238,944
========================================================================================
                                                              $10,390,044    $12,529,312
________________________________________________________________________________________
========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM European Small Company Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

   On December 31, 2001, undistributed net investment income (loss) was increased by $123,506, undistributed net realized gains (losses) decreased by $5,135 and shares of beneficial interest decreased by $118,371 as a result of differing book/tax treatment of foreign currency transactions, net operating loss and other reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund's capital loss carryforward of $4,147,930 is broken down by expiration date as follows:

   CAPITAL LOSS
   CARRYFORWARD     EXPIRATION
   ------------     ----------
    $ 220,935    December 31, 2008
   -------------------------------
     3,926,995   December 31, 2009
   ===============================
    $4,147,930
    ______________________________
   ===============================




   As of December 31, 2001, the Fund has a post-October capital loss deferral of $241,078, which will be recognized in the following tax year.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Expenses -- Distribution expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the Fund's average daily net assets. Effective July 1, 2001, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $107,157 and reimbursed expenses of $190,812.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2001, AIM was paid $50,000 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2001, AFS was paid $24,914 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $26,996, $24,901 and $10,764, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $4,738 from sales of the Class A shares of the Fund during the year ended December 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 2001, AIM Distributors received $17,064 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $3,529 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $131 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $131.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                         2001      2000
                                        ------    -------
Distribution paid from ordinary income  $   --    $50,206
_________________________________________________________
=========================================================

  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward                     $(4,147,930)
---------------------------------------------------------
Unrealized appreciation                           621,836
=========================================================
                                              $(3,526,094)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, and other deferrals.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $17,527,664 and $16,015,249, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $958,986
--------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (90,533)
========================================================
Net unrealized appreciation of investment
  securities                                    $868,453
________________________________________________________
========================================================
Cost of investments for tax purposes is $9,455,071.


NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the year ended December 31, 2001 and the period August 31, 2000 (date operations commenced) through December 31, 2000:

                                                                         2001                         2000
                                                              --------------------------    ------------------------
                                                                SHARES         AMOUNT        SHARES        AMOUNT
                                                              ----------    ------------    ---------    -----------
Sold:
  Class A                                                      1,443,910    $ 10,877,574    1,020,627    $ 9,668,343
--------------------------------------------------------------------------------------------------------------------
  Class B                                                         87,474         690,405      314,840      2,969,953
--------------------------------------------------------------------------------------------------------------------
  Class C                                                        275,312       2,057,628      119,558      1,140,988
====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --        4,177         37,222
--------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --        1,014          9,037
--------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --          353          3,141
====================================================================================================================
Reacquired:
  Class A                                                     (1,413,403)    (10,230,369)     (86,503)      (783,767)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                        (72,117)       (521,707)      (5,129)       (46,182)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                       (239,549)     (1,801,219)      (2,922)       (25,945)
====================================================================================================================
                                                                  81,627    $  1,072,312    1,366,015    $12,972,790
____________________________________________________________________________________________________________________
====================================================================================================================

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                          CLASS A
                                                              --------------------------------
                                                                              AUGUST 31, 2000
                                                                              (DATE OPERATIONS
                                                               YEAR ENDED      COMMENCED) TO
                                                              DECEMBER 31,      DECEMBER 31,
                                                                2001(a)           2000(a)
                                                              ------------    ----------------
Net asset value, beginning of period                            $  9.17            $10.00
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.05)            (0.04)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.93)            (0.74)
==============================================================================================
    Total from investment operations                              (1.98)            (0.78)
==============================================================================================
Less dividends from net investment income                            --             (0.05)
==============================================================================================
Net asset value, end of period                                  $  7.19            $ 9.17
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                  (21.59)%           (7.84)%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 6,969            $8,606
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 2.01%(c)          2.07%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers                                              4.65%(c)          6.28%(d)
==============================================================================================
Ratio of net investment income (loss) to average net assets       (0.61)%(c)        (1.28)%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate                                             152%               25%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $7,713,136.
(d)  Annualized.

                                                                          CLASS B
                                                              --------------------------------
                                                                              AUGUST 31, 2000
                                                                              (DATE OPERATIONS
                                                               YEAR ENDED      COMMENCED) TO
                                                              DECEMBER 31,      DECEMBER 31,
                                                                2001(a)           2000(a)
                                                              ------------    ----------------
Net asset value, beginning of period                            $  9.17            $10.00
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.10)            (0.06)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.92)            (0.74)
==============================================================================================
    Total from investment operations                              (2.02)            (0.80)
==============================================================================================
Less dividends from net investment income                            --             (0.03)
==============================================================================================
Net asset value, end of period                                  $  7.15            $ 9.17
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                  (22.03)%           (7.99)%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 2,330            $2,851
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 2.71%(c)          2.77%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers                                              5.36%(c)          6.98%(d)
==============================================================================================
Ratio of net investment income (loss) to average net assets       (1.31)%(c)        (1.98)%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate                                             152%               25%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $2,490,126.
(d)  Annualized.

                                                                          CLASS C
                                                              --------------------------------
                                                                              AUGUST 31, 2000
                                                                              (DATE OPERATIONS
                                                               YEAR ENDED      COMMENCED) TO
                                                              DECEMBER 31,      DECEMBER 31,
                                                                2001(a)           2000(a)
                                                              ------------    ----------------
Net asset value, beginning of period                            $  9.17            $10.00
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.10)            (0.06)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.93)            (0.74)
==============================================================================================
    Total from investment operations                              (2.03)            (0.80)
==============================================================================================
Less dividends from net investment income                            --             (0.03)
==============================================================================================
Net asset value, end of period                                  $  7.14            $ 9.17
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                  (22.14)%           (7.99)%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 1,091            $1,073
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 2.71%(c)          2.77%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers                                              5.36%(c)          6.98%(d)
==============================================================================================
Ratio of net investment income (loss) to average net assets       (1.31)%(c)        (1.98)%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate                                             152%               25%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $1,076,384.
(d)  Annualized.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Board of Trustees and Shareholders of AIM Global Utilities Fund:

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Utilities Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2001, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before December 31, 1999 were audited by other independent accountants whose report, dated February 14, 2000, expressed an unqualified opinion thereon.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       February 14, 2002
                       Houston, Texas

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                                MARKET
                                                 SHARES         VALUE
DOMESTIC STOCKS-72.19%

BROADCASTING & CABLE TV-1.22%

Univision Communications Inc.-Class A(a)            84,100   $  3,402,686
=========================================================================

CONSTRUCTION & ENGINEERING-0.97%

Quanta Services, Inc.(a)                           175,300      2,704,879
=========================================================================

DIVERSIFIED METALS & MINING-0.62%

Peabody Energy Corp.                                61,000      1,719,590
=========================================================================

ELECTRIC UTILITIES-35.41%

AES Corp. (The)(a)                                  62,800      1,026,780
-------------------------------------------------------------------------
Allegheny Energy, Inc.                             286,000     10,358,920
-------------------------------------------------------------------------
Calpine Corp.(a)                                   132,000      2,216,280
-------------------------------------------------------------------------
Constellation Energy Group, Inc.                   114,000      3,026,700
-------------------------------------------------------------------------
DTE Energy Co.                                     172,000      7,213,680
-------------------------------------------------------------------------
Duke Energy Corp.                                  192,000      7,537,920
-------------------------------------------------------------------------
Edison International(a)                             51,000        770,100
-------------------------------------------------------------------------
Exelon Corp.                                        68,500      3,279,780
-------------------------------------------------------------------------
FirstEnergy Corp.                                  100,000      3,498,000
-------------------------------------------------------------------------
FPL Group, Inc.                                    175,000      9,870,000
-------------------------------------------------------------------------
Mirant Corp.(a)                                    193,850      3,105,477
-------------------------------------------------------------------------
Mirant Trust I-Series A, $3.13 Conv. Pfd.           30,600      1,243,890
-------------------------------------------------------------------------
Niagara Mohawk Holdings Inc.(a)                    510,300      9,047,619
-------------------------------------------------------------------------
NRG Energy, Inc.(a)                                192,300      2,980,650
-------------------------------------------------------------------------
PG&E Corp.                                          72,000      1,385,280
-------------------------------------------------------------------------
Pinnacle West Capital Corp.                        273,600     11,450,160
-------------------------------------------------------------------------
PPL Corp.                                           83,000      2,892,550
-------------------------------------------------------------------------
Public Service Enterprise Group Inc.                67,000      2,826,730
-------------------------------------------------------------------------
Reliant Energy, Inc.                               163,000      4,322,760
-------------------------------------------------------------------------
Reliant Resources, Inc.(a)                          56,000        924,560
-------------------------------------------------------------------------
Southern Co. (The)                                 122,500      3,105,375
-------------------------------------------------------------------------
Xcel Energy, Inc.                                  226,000      6,269,240
=========================================================================
                                                               98,352,451
=========================================================================

GAS UTILITIES-8.24%

El Paso Corp.                                       72,900      3,252,069
-------------------------------------------------------------------------
El Paso Energy Cap Trust I-$2.38 Conv. Pfd.         74,500      4,162,687
-------------------------------------------------------------------------
KeySpan Corp.                                       75,000      2,598,750
-------------------------------------------------------------------------
NiSource Inc.                                      431,000      9,938,860
-------------------------------------------------------------------------
Sempra Energy                                      119,000      2,921,450
=========================================================================
                                                               22,873,816
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE

HEAVY ELECTRICAL EQUIPMENT-0.52%

Active Power, Inc.(a)                               65,500   $    445,400
-------------------------------------------------------------------------
Global Power Equipment Group Inc.(a)                66,000        993,300
=========================================================================
                                                                1,438,700
=========================================================================

INDUSTRIAL CONGLOMERATES-1.87%

General Electric Co.                               129,600      5,194,368
=========================================================================

INTEGRATED OIL & GAS-1.12%

ChevronTexaco Corp.                                 34,800      3,118,428
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-10.87%

BellSouth Corp.                                    211,000      8,049,650
-------------------------------------------------------------------------
Qwest Communications International Inc.            152,100      2,149,173
-------------------------------------------------------------------------
SBC Communications Inc.                            366,693     14,363,365
-------------------------------------------------------------------------
Verizon Communications Inc.                        118,462      5,622,207
=========================================================================
                                                               30,184,395
=========================================================================

MOVIES & ENTERTAINMENT-0.60%

Viacom Inc.-Class B(a)                              38,000      1,677,700
=========================================================================

MULTI-UTILITIES-8.21%

Aquila, Inc.(a)                                    104,200      1,781,820
-------------------------------------------------------------------------
Dynegy Inc.-Class A                                272,000      6,936,000
-------------------------------------------------------------------------
Energy East Corp.                                  475,200      9,024,048
-------------------------------------------------------------------------
Williams Cos., Inc. (The)                          198,700      5,070,824
=========================================================================
                                                               22,812,692
=========================================================================

NETWORKING EQUIPMENT-0.51%

Cisco Systems, Inc.(a)                              77,700      1,407,147
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.14%

Anadarko Petroleum Corp.                            19,500      1,108,575
-------------------------------------------------------------------------
Apache Corp.                                        41,250      2,057,550
=========================================================================
                                                                3,166,125
=========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.60%

Comverse Technology, Inc.(a)                        35,000        782,950
-------------------------------------------------------------------------
JDS Uniphase Corp.(a)                               99,900        872,127
=========================================================================
                                                                1,655,077
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.29%

MediaOne Group, Inc.-$3.04 Conv. Pfd.               29,200        792,780
=========================================================================
    Total Domestic Stocks (Cost $182,713,948)                 200,500,834
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-13.48%

BRAZIL-1.05%

Companhia Paranaense de Energia-Copel-ADR
  (Electric Utilities)                             370,000   $  2,904,500
=========================================================================

CANADA-0.44%

Westcoast Energy Inc. (Gas Utilities)               46,300      1,223,709
=========================================================================

FINLAND-0.73%

Nokia Oyj-ADR (Telecommunications Equipment)        83,100      2,038,443
=========================================================================

FRANCE-1.66%

Suez S.A. (Multi-Utilities)                        124,500      3,774,778
-------------------------------------------------------------------------
TotalFinaElf S.A. (Integrated Oil & Gas)             5,800        829,613
=========================================================================
                                                                4,604,391
=========================================================================

GERMANY-0.95%

E.On A.G. (Electric Utilities)                      50,560      2,633,074
=========================================================================

GREECE-0.32%

Public Power Corp.-GDR (Electric Utilities)
  (Acquired 12/10/01; Cost $923,391)(a)(b)          81,800        875,342
=========================================================================

ITALY-1.92%

ACEA S.p.A. (Multi-Utilities)(c)                   388,800      2,641,948
-------------------------------------------------------------------------
Snam Rete Gas S.p.A. (Gas Utilities)(a)(c)         210,200        556,714
-------------------------------------------------------------------------
Telecom Italia S.p.A. (Integrated
  Telecommunication Services)                      400,400      2,142,340
=========================================================================
                                                                5,341,002
=========================================================================

JAPAN-0.75%

NTT DoCoMo, Inc. (Wireless Telecommunication
  Services)                                            179      2,093,567
=========================================================================

SPAIN-3.00%

Endesa, S.A. (Electric Utilities)                  227,000      3,556,647
-------------------------------------------------------------------------
Telefonica, S.A. (Integrated
  Telecommunication Services)(a)                   355,838      4,769,298
=========================================================================
                                                                8,325,945
=========================================================================

UNITED KINGDOM-2.66%

Kelda Group PLC (Water Utilities)                  538,407      2,782,918
-------------------------------------------------------------------------
National Grid Group PLC (Electric Utilities)       131,526        819,628
-------------------------------------------------------------------------
United Utilities PLC (Multi-Utilities)             151,936      1,361,602
-------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)                      930,665      2,435,699
=========================================================================
                                                                7,399,847
=========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $41,540,128)                             37,439,820
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
U.S. DOLLAR DENOMINATED BONDS & NOTES-5.49%

COMPUTER HARDWARE-0.15%

Candescent Technologies Corp., Sr. Conv.
  Unsec. Gtd. Sub. Deb., 8.00%, 05/01/03
  (Acquired 04/19/01; Cost $34,200)(b)(d)(e)   $   190,000   $     16,150
-------------------------------------------------------------------------
Candescent Technologies Corp., Sr. Conv.
  Unsec. Gtd. Sub. Deb., 8.00%, 05/01/03
  (Acquired 04/17/98-04/19/01; Cost
  $4,522,130)(b)(d)(e)                           4,676,000        397,460
=========================================================================
                                                                  413,610
=========================================================================

ELECTRIC UTILITIES-1.84%

Mirant Corp., Sr. Notes, 7.90%, 07/15/09
  (Acquired 10/16/00; Cost $5,422,184)(b)        5,730,000      5,114,025
=========================================================================

GAS UTILITIES-1.67%

Limestone Electron Trust, Sr. Notes, 8.63%,
  03/15/03 (Acquired 03/15/00; Cost
  $4,550,000)(b)                                 4,550,000      4,632,901
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.70%

AT&T Corp., Unsec. Notes, 7.75%, 03/01/07        1,850,000      1,945,127
=========================================================================

MULTI-UTILITIES-0.40%

Dynegy Inc., Sr. Unsec. Deb., 7.13%, 05/15/18    1,400,000      1,097,250
=========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.73%

Nortel Networks Corp., Sr. Conv. Unsec. Gtd.
  Yankee Notes, 4.25%, 09/01/08 (Acquired
  08/09/01-08/15/01; Cost $2,108,799)(b)         2,100,000      2,031,750
=========================================================================
    Total U.S. Dollar Denominated Bonds &
      Notes (Cost $19,968,460)                                 15,234,663
=========================================================================

                                                PRINCIPAL
                                                AMOUNT(f)
oew
NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES-2.20%

CANADA-0.50%

Teleglobe Canada Inc. (Integrated
  Telecommunication Services), Unsec. Deb.
  8.35%, 06/20/03                  CAD           2,400,000      1,382,081
=========================================================================

UNITED KINGDOM-1.70%

National Grid Co. PLC (Electric Utilities),
  Conv. Bonds, 4.25%, 02/17/08 (Acquired
  02/05/98; Cost $4,574,700)(b)           GBP    2,760,000      4,729,266
=========================================================================
    Total Non-U.S. Dollar Denominated Bonds &
      Notes (Cost $6,366,071)                                   6,111,347
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE

                                                                MARKET
                                                 SHARES         VALUE
MONEY MARKET FUNDS-7.26%

STIC Liquid Assets Portfolio(g)                 10,073,857   $ 10,073,857
-------------------------------------------------------------------------
STIC Prime Portfolio(g)                         10,073,857     10,073,857
=========================================================================
    Total Money Market Funds (Cost
      $20,147,714)                                             20,147,714
=========================================================================
TOTAL INVESTMENTS-100.62% (Cost $270,736,321)                 279,434,378
=========================================================================
OTHER ASSETS LESS LIABILITIES-(0.62%)                          (1,708,814)
=========================================================================
NET ASSETS-100.00%                                           $277,725,564
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
CAD     - Canadian Dollars
Conv.   - Convertible
Deb.    - Debentures
GBP     - British Pound Sterling
GDR     - Global Depositary Receipt
Gtd.    - Guaranteed
Pfd.    - Preferred
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 12/31/01 was $17,796,894, which represented 6.41% of the Fund's net assets.
(c) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(d) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(e) Security fair valued in accordance with the procedures established by the Board of Trustees.
(f) Foreign denominated security. Par value is denominated in currency indicated.
(g) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001


ASSETS:

Investments, at market value (cost
  $270,736,321)*                                $279,434,378
------------------------------------------------------------
Foreign currencies, at value (cost $63,696)           63,222
------------------------------------------------------------
Receivables for:
  Fund shares sold                                   955,353
------------------------------------------------------------
  Dividends and interest                             936,407
------------------------------------------------------------
Investment for deferred compensation plan             47,160
------------------------------------------------------------
Collateral for securities loaned                  43,287,594
------------------------------------------------------------
Other assets                                          19,288
============================================================
    Total assets                                 324,743,402
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            2,400,240
------------------------------------------------------------
  Fund shares reacquired                             869,228
------------------------------------------------------------
  Dividends                                            1,884
------------------------------------------------------------
  Deferred compensation plan                          47,160
------------------------------------------------------------
  Collateral upon return of securities loaned     43,287,594
------------------------------------------------------------
Accrued distribution fees                            259,570
------------------------------------------------------------
Accrued transfer agent fees                           83,917
------------------------------------------------------------
Accrued operating expenses                            68,245
============================================================
    Total liabilities                             47,017,838
============================================================
Net assets applicable to shares outstanding     $277,725,564
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $171,431,993
____________________________________________________________
============================================================
Class B                                         $ 94,614,911
____________________________________________________________
============================================================
Class C                                         $ 11,678,660
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           10,960,466
____________________________________________________________
============================================================
Class B                                            6,065,482
____________________________________________________________
============================================================
Class C                                              748,962
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $      15.64
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $15.64 divided
      by 94.50%)                                $      16.55
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $      15.60
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $      15.59
____________________________________________________________
============================================================

* At December 31, 2001, securities with an aggregate market value of $41,953,857 were on loan to brokers.

STATEMENT OF OPERATIONS
For the year ended December 31, 2001


INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $132,965)                                    $   6,989,312
------------------------------------------------------------
Dividends from affiliated money market funds       1,152,539
------------------------------------------------------------
Interest                                           1,505,757
------------------------------------------------------------
Security lending income                              111,495
============================================================
    Total investment income                        9,759,103
============================================================

EXPENSES:

Advisory fees                                      2,017,671
------------------------------------------------------------
Administrative services fees                          92,707
------------------------------------------------------------
Custodian fees                                        88,988
------------------------------------------------------------
Distribution fees -- Class A                         543,963
------------------------------------------------------------
Distribution fees -- Class B                       1,309,131
------------------------------------------------------------
Distribution fees -- Class C                         150,360
------------------------------------------------------------
Transfer agent fees -- Class A                       446,210
------------------------------------------------------------
Transfer agent fees -- Class B                       278,443
------------------------------------------------------------
Transfer agent fees -- Class C                        31,981
------------------------------------------------------------
Trustees' fees                                         9,188
------------------------------------------------------------
Other                                                219,507
============================================================
    Total expenses                                 5,188,149
============================================================
Less: Fees waived                                     (1,934)
------------------------------------------------------------
    Expenses paid indirectly                          (5,313)
============================================================
    Net expenses                                   5,180,902
============================================================
Net investment income                              4,578,201
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (27,084,087)
------------------------------------------------------------
  Foreign currencies                                (101,277)
------------------------------------------------------------
  Option contracts written                           226,433
============================================================
                                                 (26,958,931)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                         (100,091,630)
------------------------------------------------------------
  Foreign currencies                                  (5,794)
============================================================
                                                (100,097,424)
============================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts       (127,056,355)
============================================================
Net increase (decrease) in net assets
  resulting from operations                    $(122,478,154)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                  2001             2000
                                                              -------------    ------------
OPERATIONS:

  Net investment income                                       $   4,578,201    $  4,203,120
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                     (26,958,931)     45,142,732
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, and foreign currencies              (100,097,424)    (68,125,918)
===========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (122,478,154)    (18,780,066)
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (3,297,866)     (2,905,816)
-------------------------------------------------------------------------------------------
  Class B                                                          (987,904)       (587,054)
-------------------------------------------------------------------------------------------
  Class C                                                          (115,036)        (56,822)
-------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                        (1,890,557)    (28,679,886)
-------------------------------------------------------------------------------------------
  Class B                                                        (1,101,351)    (17,296,532)
-------------------------------------------------------------------------------------------
  Class C                                                          (130,115)     (1,858,159)
-------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (18,046,172)     70,873,896
-------------------------------------------------------------------------------------------
  Class B                                                       (19,327,801)     43,074,650
-------------------------------------------------------------------------------------------
  Class C                                                          (646,339)     14,197,274
===========================================================================================
    Net increase (decrease) in net assets                      (168,021,295)     57,981,485
===========================================================================================

NET ASSETS:

  Beginning of year                                             445,746,859     387,765,374
===========================================================================================
  End of year                                                 $ 277,725,564    $445,746,859
___________________________________________________________________________________________
===========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 295,785,459    $333,805,771
-------------------------------------------------------------------------------------------
  Undistributed net investment income                               116,903         126,568
-------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts         (26,875,713)      3,125,318
-------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                            8,698,915     108,689,202
===========================================================================================
                                                              $ 277,725,564    $445,746,859
___________________________________________________________________________________________
===========================================================================================

NOTES TO FINANCIAL STATEMENTS
December 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Global Utilities Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high total return.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").



   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.



   On December 31, 2001, undistributed net investment income was decreased and undistributed net realized gains increased by $79,923 as a result of foreign currency reclassifications, distribution reclassifications, differing book/tax treatment of bond premium amortization, and other reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Distributions -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.



   The Fund has a capital loss carryforward of $16,817,392 as of December 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2009. As of December 31, 2001 the fund has a post-October capital loss deferral of $10,017,714 which will be recognized in the following tax year.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. Expenses -- Distribution expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.

NOTE 2-CHANGE IN ACCOUNTING PRINCIPLE

As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $107,137 reduction in the cost of securities and a corresponding $107,137 increase in net unrealized gains and losses, based on securities held by the Fund on January 1, 2001.
  The effect of this change in 2001 was to decrease net investment income by $14,448, increase net unrealized gains and losses by $13,095 and increase net realized gains and losses by $1,353. As a result, the net investment income per share decreased by $0.01, the net realized and unrealized gains and losses per share increased by $0.01 and the ratio of net investment income to average net assets decreased by 0.04%.

NOTE 3-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.60% on the first $200 million of the Fund's average daily net assets, plus 0.50% on the next $300 million of the Fund's average daily net assets, plus 0.40% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $1,934.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2001, AIM was paid $92,707 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2001, AFS was paid $401,224 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $543,963, $1,309,131 and $150,360, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $69,443 from sales of the Class A shares of the Fund during the year ended December 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 2001, AIM Distributors received $9,778 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $5,426 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 4-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $5,233 and reductions in custodian fees of $80 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $5,313.

NOTE 5-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 6-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by

AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 7-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At December 31, 2001, securities with an aggregate value of $41,953,857 were on loan to brokers. The loans were secured by cash collateral of $43,287,594 received by the Fund and subsequently invested in affiliated money market funds as follows: $21,643,797 in STIC Liquid Assets Portfolio and $21,643,797 in STIC Prime Portfolio. For the year ended December 31, 2001, the Fund received fees of $111,495 for securities lending.

NOTE 8-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                     2001          2000
                                  ----------    -----------
Distributions paid from:
  Ordinary income                 $4,851,946    $29,323,123
-----------------------------------------------------------
  Long-term capital gain           2,670,883     22,061,146
===========================================================
                                  $7,522,829    $51,384,269
___________________________________________________________
===========================================================


As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:


Undistributed ordinary income                $    250,637
---------------------------------------------------------
Capital loss carryover                        (16,817,392)
---------------------------------------------------------
Unrealized depreciation                        (1,493,140)
=========================================================
                                             $(18,059,895)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, and other deferrals.

NOTE 9-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $64,203,976 and $104,225,654, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:


Aggregate unrealized appreciation of
  investment securities                      $ 39,756,018
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (31,175,217)
=========================================================
Net unrealized appreciation of investment
  securities                                 $  8,580,801
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $270,853,577.


NOTE 10-CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2001 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                   ----------------------
                                   NUMBER OF    PREMIUMS
                                   CONTRACTS    RECEIVED
                                   ---------    ---------
Beginning of year                      --       $      --
---------------------------------------------------------
Written                               336         226,433
---------------------------------------------------------
Expired                              (336)       (226,433)
=========================================================
End of year                            --       $      --
_________________________________________________________
=========================================================

NOTE 11-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                         2001                          2000
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Class A                                                      1,794,576    $ 34,716,035     3,794,538    $106,076,315
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        859,987      17,105,311     1,986,260      53,880,447
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        226,533       4,463,280       558,391      15,179,433
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        283,142       4,686,155     1,299,861      29,276,481
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        111,990       1,793,582       717,979      15,980,083
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         12,912         207,366        81,046       1,800,992
======================================================================================================================
Reacquired:
  Class A                                                     (3,018,253)    (57,448,362)   (2,334,702)    (64,478,900)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,091,008)    (38,226,694)     (998,532)    (26,785,880)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (282,906)     (5,316,985)     (104,539)     (2,783,151)
======================================================================================================================
                                                              (2,103,027)   $(38,020,312)    5,000,302    $128,145,820
______________________________________________________________________________________________________________________
======================================================================================================================


NOTE 12-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                              ----------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------
                                                              2001(A)       2000(A)     1999(A)       1998        1997
                                                              --------      --------    --------    --------    --------
Net asset value, beginning of period                          $  22.45      $  26.08    $  21.01    $  19.26    $  16.01
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.29(b)       0.33        0.38        0.48        0.47
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (6.63)        (1.00)       6.60        2.53        3.26
========================================================================================================================
    Total from investment operations                             (6.34)        (0.67)       6.98        3.01        3.73
========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.29)        (0.28)      (0.35)      (0.46)      (0.47)
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.18)        (2.68)      (1.56)      (0.80)      (0.01)
========================================================================================================================
    Total distributions                                          (0.47)        (2.96)      (1.91)      (1.26)      (0.48)
========================================================================================================================
Net asset value, end of period                                $  15.64      $  22.45    $  26.08    $  21.01    $  19.26
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(c)                                                 (28.33)%       (2.54)%     34.15%      16.01%      23.70%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $171,432      $267,200    $238,432    $196,665    $179,456
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets                           1.12%(d)      1.03%       1.10%       1.06%       1.13%
========================================================================================================================
Ratio of net investment income to average net assets              1.53%(b)(d)     1.23%     1.69%       2.39%       2.79%
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                             19%           52%         37%         38%         26%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.30 and the ratio of net investment income to average net assets would have been 1.57%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c)  Does not include sales charges.
(d)  Ratios are based on average daily net assets of $217,585,019.

                                                                                      CLASS B
                                                              --------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                              2001(A)      2000(A)     1999(A)       1998       1997
                                                              -------      --------    --------    --------    -------
Net asset value, beginning of period                          $22.38       $  26.03    $ 20.98     $  19.24    $ 16.01
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.15(b)        0.13       0.21         0.33       0.34
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (6.60)         (1.01)      6.59         2.53       3.25
======================================================================================================================
    Total from investment operations                           (6.45)         (0.88)      6.80         2.86       3.59
======================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.15)         (0.09)     (0.19)       (0.32)     (0.35)
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        (0.18)         (2.68)     (1.56)       (0.80)     (0.01)
======================================================================================================================
    Total distributions                                        (0.33)         (2.77)     (1.75)       (1.12)     (0.36)
======================================================================================================================
Net asset value, end of period                                $15.60       $  22.38    $ 26.03     $  20.98    $ 19.24
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(c)                                               (28.87)%        (3.28)%    33.16%       15.14%     22.74%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $94,615      $160,820    $142,632    $111,866    $94,227
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets                         1.88%(d)       1.80%      1.84%        1.81%      1.91%
======================================================================================================================
Ratio of net investment income to average net assets            0.78%(b)(d)     0.46%     0.95%        1.64%      2.01%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                           19%            52%        37%          38%        26%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been the same and the ratio of net investment income to average net assets would have been 0.81%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c)  Does not include contingent deferred sales charges.
(d)  Ratios are based on average daily net assets of $130,913,088.

                                                                                        CLASS C
                                                              -----------------------------------------------------------
                                                                                                           AUGUST 4, 1997
                                                                                                            (DATE SALES
                                                                       YEAR ENDED DECEMBER 31,             COMMENCED) TO
                                                              -----------------------------------------     DECEMBER 31,
                                                              2001(A)      2000(A)    1999(A)     1998          1997
                                                              -------      -------    -------    ------    --------------
Net asset value, beginning of period                          $22.37       $26.02     $20.97     $19.24      $   17.67
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.15(b)      0.13       0.21       0.33           0.13
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (6.60)       (1.01)      6.59       2.52           1.58
=========================================================================================================================
    Total from investment operations                           (6.45)       (0.88)      6.80       2.85           1.71
=========================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.15)       (0.09)     (0.19)     (0.32)         (0.13)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        (0.18)       (2.68)     (1.56)     (0.80)         (0.01)
=========================================================================================================================
    Total distributions                                        (0.33)       (2.77)     (1.75)     (1.12)         (0.14)
=========================================================================================================================
Net asset value, end of period                                $15.59       $22.37     $26.02     $20.97      $   19.24
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                               (28.88)%      (3.28)%    33.18%     15.09%          9.74%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $11,679      $17,727    $6,702     $2,994      $   1,183
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets                         1.88%(d)     1.80%      1.84%      1.81%          1.90%(e)
=========================================================================================================================
Ratio of net investment income to average net assets            0.78%(b)(d)   0.46%     0.95%      1.64%          2.02%(e)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                           19%          52%        37%        38%            26%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been the same and the ratio of net investment income to average net assets would have been 0.81%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $15,035,993.
(e)  Annualized.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Board of Trustees and Shareholders of AIM International Emerging Growth Fund:

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM International Emerging Growth Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       February 14, 2002
                       Houston, Texas

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                           MARKET
                                               SHARES      VALUE
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-93.86%

AUSTRALIA-5.59%

Billabong International Ltd. (Movies &
  Entertainment)                                17,100   $   73,204
-------------------------------------------------------------------
Computershare Ltd. (Data Processing Services)   33,500       90,359
-------------------------------------------------------------------
CSL Ltd. (Pharmaceuticals)(a)                    5,100      134,149
-------------------------------------------------------------------
ERG Ltd. (Electronic Equipment & Instruments)   91,000       25,568
-------------------------------------------------------------------
Ramsay Health Care Ltd. (Health Care
  Facilities)                                   27,600       64,576
-------------------------------------------------------------------
Securenet Ltd. (Internet Software &
  Services)(b)                                  36,700       25,685
-------------------------------------------------------------------
Toll Holdings Ltd. (Trucking)                    9,500      135,114
===================================================================
                                                            548,655
===================================================================

AUSTRIA-0.78%

Gericom A.G. (Computer Hardware)                 2,800       76,655
===================================================================

BELGIUM-2.54%

Omega Pharma S.A. (Health Care Supplies)         5,500      249,400
===================================================================

CANADA-25.68%

A.L.I Technologies Inc. (Health Care
  Distributors & Services)(b)                   19,000      226,816
-------------------------------------------------------------------
Alimentation Couche-Tard Inc.-Class B (Food
  Retail)(b)                                    13,600      219,347
-------------------------------------------------------------------
BW Technologies Ltd. (Electronic Equipment &
  Instruments)(b)                                9,900      104,001
-------------------------------------------------------------------
Cognicase Inc. (Application Software)(b)        21,800      139,708
-------------------------------------------------------------------
Connors Bros. Income Fund (Food Distributors)   13,500      101,360
-------------------------------------------------------------------
CoolBrands International, Inc.
  (Restaurants)(b)                              29,200       64,212
-------------------------------------------------------------------
Dynacare Inc. (Health Care Distributors &
  Services)(b)                                   5,100       86,139
-------------------------------------------------------------------
FirstService Corp. (Diversified Commercial
  Services)(b)                                   7,700      217,367
-------------------------------------------------------------------
Forzani Group Ltd. (The)-Class A (Specialty
  Stores)(b)                                    30,200      290,312
-------------------------------------------------------------------
Genesis Microchip Inc. (Semiconductors)(b)       2,000      132,240
-------------------------------------------------------------------
Northside Group Inc. (Construction & Farm
  Machinery)(b)                                 12,500       62,437
-------------------------------------------------------------------
Paladin Labs, Inc. (Pharmaceuticals)(b)         12,400       63,885
-------------------------------------------------------------------
PanGeo Pharma Inc. (Pharmaceuticals)(b)         79,200      149,284
-------------------------------------------------------------------
Reitmans (Canada) Ltd.-Class A (Apparel
  Retail)                                        9,800      138,540
-------------------------------------------------------------------
Richelieu Hardware Ltd. (Distributors)(b)       23,400      147,022
-------------------------------------------------------------------
SEAMARK Asset Management Ltd. (Diversified
  Financial Services)(a)                        12,200      142,190
-------------------------------------------------------------------
SNC-Lavalin Group Inc. (Construction &
  Engineering)                                   6,300      114,394
-------------------------------------------------------------------
Vincor International Inc. (Brewers)(a)(b)        7,900      118,877
===================================================================
                                                          2,518,131
===================================================================

                                                           MARKET
                                               SHARES      VALUE

CHINA-1.85%

AsiaInfo Holdings, Inc. (Internet Software &
  Services)(b)                                   6,400   $  111,488
-------------------------------------------------------------------
Travelsky Technology Ltd. (Diversified
  Commercial Services)(a)(b)                    91,000       70,013
===================================================================
                                                            181,501
===================================================================

FINLAND-3.88%

Hartwall Oyj ABP (Brewers)                       9,900      202,169
-------------------------------------------------------------------
Instrumentarium Corp.-Class B (Health Care
  Equipment)                                     3,000      125,737
-------------------------------------------------------------------
Vacon Oyj (Electrical Components &
  Equipment)(a)                                  6,400       52,506
===================================================================
                                                            380,412
===================================================================

FRANCE-10.05%

AES Laboratoire Groupe (Health Care
  Equipment)                                     1,200      122,526
-------------------------------------------------------------------
Brime Technologies (Diversified Commercial
  Services)(b)                                   3,100       95,373
-------------------------------------------------------------------
Marionnaud Parfumeries (Specialty Stores)(b)     3,600      174,640
-------------------------------------------------------------------
MEDIDEP S.A. (Health Care Facilities)(b)        13,140      253,686
-------------------------------------------------------------------
Silicon-On-Insulator Technologies (SOITEC)
  (Electronic Equipment & Instruments)(b)       10,355      205,458
-------------------------------------------------------------------
UBI Soft Entertainment S.A. (Application
  Software)(b)                                   4,000      133,763
===================================================================
                                                            985,446
===================================================================

GERMANY-4.61%

FJA A.G. (Electronic Equipment & Instruments)    1,850       84,137
-------------------------------------------------------------------
Stada Arzneimittel A.G. (Pharmaceuticals)        5,100      178,506
-------------------------------------------------------------------
Suess MicroTec A.G. (Semiconductor
  Equipment)(b)                                  2,800       78,403
-------------------------------------------------------------------
Wedeco A.G. Water Technology (Water
  Utilities)(b)                                  3,600      110,755
===================================================================
                                                            451,801
===================================================================

GREECE-0.92%

Folli-Follie (Apparel & Accessories)             5,100       89,776
===================================================================

HONG KONG-5.72%

Asia Satellite Telecommunications Holdings
  Ltd. (Alternative Carriers)                   29,000       47,413
-------------------------------------------------------------------
Clear Media Ltd. (Advertising)(a)(b)           152,000      111,098
-------------------------------------------------------------------
Convenience Retail Asia Ltd. (Food
  Retail)(a)(b)                                184,000       59,576
-------------------------------------------------------------------
Denway Motors Ltd. (Automobile Manufacturers)  146,400       45,524
-------------------------------------------------------------------
Global Bio-chem Technology Co. Ltd.
  (Agricultural Products)                      276,000       96,442
-------------------------------------------------------------------
Texwinca Holdings Ltd. (Textiles)              228,000      108,906
-------------------------------------------------------------------
Tingyi (Cayman Islands) Holding Corp.
  (Packaged Foods)                             548,000       92,054
===================================================================
                                                            561,013
===================================================================

                                                           MARKET
                                               SHARES      VALUE

INDIA-1.26%

Dr. Reddy's Laboratories Ltd.-ADR
  (Pharmaceuticals)                              3,200   $   60,640
-------------------------------------------------------------------
Satyam Computer Services Ltd.-ADR (IT
  Consulting & Services)                         5,700       62,586
===================================================================
                                                            123,226
===================================================================

IRELAND-4.57%

Anglo Irish Bank Corp. PLC (Banks)              41,200      159,819
-------------------------------------------------------------------
ICON PLC-ADR (Health Care Distributors &
  Services)(b)                                   3,100       92,411
-------------------------------------------------------------------
IFG Group PLC (Diversified Financial
  Services)                                     38,600      115,312
-------------------------------------------------------------------
Riverdeep Group PLC-ADR (Internet Software &
  Services)(b)                                   4,800       80,688
===================================================================
                                                            448,230
===================================================================

ISRAEL-4.70%

ECtel Ltd. (Telecommunications Equipment)(b)    10,200      176,664
-------------------------------------------------------------------
Lumenis Ltd. (Health Care Equipment)(b)          2,100       41,370
-------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd.
  (Pharmaceuticals)(b)                           3,820      152,609
-------------------------------------------------------------------
TTI Team Telecom International Ltd.
  (Application Software)(b)                      3,600       90,072
===================================================================
                                                            460,715
===================================================================

JAPAN-1.52%

Bellsystem24, Inc. (Diversified Commercial
  Services)                                        400      148,857
===================================================================

NETHERLANDS-0.79%

ASM International N.V. (Semiconductor
  Equipment)(b)                                  4,000       77,582
===================================================================

NEW ZEALAND-0.83%

Fisher & Paykel Healthcare Corp. Ltd.-ADR
  (Health Care Equipment)(b)                     2,900       81,635
===================================================================

SINGAPORE-0.52%

Sembcorp Logistics Ltd. (Marine Ports &
  Services)                                     52,000       50,691
===================================================================

SWEDEN-4.08%

Biacore International A.B. (Health Care
  Equipment)(b)                                  2,410       78,442
-------------------------------------------------------------------

                                                           MARKET
                                               SHARES      VALUE
SWEDEN-(CONTINUED)

Elekta A.B.-Class B (Health Care
  Equipment)(b)                                 21,100   $  171,694
-------------------------------------------------------------------
Nobel Biocare (Health Care Supplies)             2,000       83,765
-------------------------------------------------------------------
Q-Med A.B. (Biotechnology)(b)                    4,000       66,629
===================================================================
                                                            400,530
===================================================================

SWITZERLAND-0.35%

Converium Holding A.G. (Reinsurance)(b)            700       34,071
===================================================================

UNITED KINGDOM-13.62%

Biotrace International PLC (Health Care
  Equipment)(b)                                 37,000       74,203
-------------------------------------------------------------------
Chemring Group PLC (Aerospace & Defense)        26,500      140,832
-------------------------------------------------------------------
Chloride Group PLC (Electrical Components &
  Equipment)                                    55,000       56,056
-------------------------------------------------------------------
Electronics Boutique PLC (Computer &
  Electronics Retail)                          120,600      240,563
-------------------------------------------------------------------
Geest PLC (Agricultural Products)                9,900      106,345
-------------------------------------------------------------------
Innovation Group (The) PLC (Application
  Software)                                     14,100       74,933
-------------------------------------------------------------------
iSOFT Group PLC (Application Software)(a)       46,300      175,273
-------------------------------------------------------------------
John David Sports PLC (Apparel Retail)          17,200       76,257
-------------------------------------------------------------------
Man Group PLC (Diversified Financial
  Services)                                     13,400      232,564
-------------------------------------------------------------------
PHS Group PLC (Diversified Commercial
  Services)                                     37,880       49,086
-------------------------------------------------------------------
Torex PLC (IT Consulting & Services)            10,300      109,777
===================================================================
                                                          1,335,889
===================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $7,837,495)                         9,204,216
===================================================================

MONEY MARKET FUNDS-5.89%

STIC Liquid Assets Portfolio(c)                288,573      288,573
-------------------------------------------------------------------
STIC Prime Portfolio(c)                        288,573      288,573
===================================================================
    Total Money Market Funds (Cost $577,146)                577,146
===================================================================
TOTAL INVESTMENTS-99.75% (Cost $8,414,641)                9,781,362
===================================================================
OTHER ASSETS LESS LIABILITIES-0.25%                          24,372
===================================================================
NET ASSETS-100.00%                                       $9,805,734
___________________________________________________________________
===================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(b)  Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost $8,414,641)    $9,781,362
------------------------------------------------------------
Foreign currencies, at value (cost $147,455)         148,790
------------------------------------------------------------
Receivables for:
  Fund shares sold                                     6,009
------------------------------------------------------------
  Dividends                                           10,004
------------------------------------------------------------
Investment for deferred compensation plan              9,076
------------------------------------------------------------
Due from advisor                                       8,558
------------------------------------------------------------
Other assets                                          13,831
============================================================
    Total assets                                   9,977,630
============================================================

LIABILITIES:

Payables for:
  Investments purchased                               53,637
------------------------------------------------------------
  Fund shares reacquired                              51,774
------------------------------------------------------------
  Deferred compensation plan                           9,076
------------------------------------------------------------
Accrued distribution fees                              8,605
------------------------------------------------------------
Accrued transfer agent fees                            5,372
------------------------------------------------------------
Accrued operating expenses                            43,432
============================================================
    Total liabilities                                171,896
============================================================
Net assets applicable to shares outstanding       $9,805,734
____________________________________________________________
============================================================

NET ASSETS:

Class A                                           $5,202,143
____________________________________________________________
============================================================
Class B                                           $2,016,073
____________________________________________________________
============================================================
Class C                                           $2,587,518
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                              732,800
____________________________________________________________
============================================================
Class B                                              285,132
____________________________________________________________
============================================================
Class C                                              366,162
____________________________________________________________
============================================================
Class A:
  Net asset value per share                       $     7.10
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.10 divided by 94.50%)  $     7.51
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share    $     7.07
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share    $     7.07
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $7,548)                                        $    70,067
------------------------------------------------------------
Dividends from affiliated money market funds          20,377
------------------------------------------------------------
Interest                                                 183
============================================================
    Total investment income                           90,627
============================================================

EXPENSES:

Advisory fees                                         96,010
------------------------------------------------------------
Administrative services fees                          50,000
------------------------------------------------------------
Custodian fees                                        70,226
------------------------------------------------------------
Distribution fees -- Class A                          19,636
------------------------------------------------------------
Distribution fees -- Class B                          19,061
------------------------------------------------------------
Distribution fees -- Class C                          25,899
------------------------------------------------------------
Interest                                               1,622
------------------------------------------------------------
Transfer agent fees -- Class A                        20,462
------------------------------------------------------------
Transfer agent fees -- Class B                         8,029
------------------------------------------------------------
Transfer agent fees -- Class C                        10,910
------------------------------------------------------------
Trustees' fees                                         8,355
------------------------------------------------------------
Registration and filing fees                          83,403
------------------------------------------------------------
Professional Fees                                     49,410
------------------------------------------------------------
Other                                                 28,110
============================================================
    Total expenses                                   491,133
============================================================
Less: Fees waived and expenses reimbursed           (255,424)
------------------------------------------------------------
    Expenses paid indirectly                            (142)
============================================================
    Net expenses                                     235,567
============================================================
Net investment income (loss)                        (144,940)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                           (3,434,001)
------------------------------------------------------------
  Foreign currencies                                   7,533
============================================================
                                                  (3,426,468)
============================================================
Change in net unrealized appreciation of:
  Investment securities                            2,123,974
------------------------------------------------------------
  Foreign currencies                                   3,212
============================================================
                                                   2,127,186
============================================================
Net gain (loss) from investment securities and
  foreign currencies                              (1,299,282)
============================================================
Net increase (decrease) in net assets resulting
  from operations                                $(1,444,222)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2001 and the period August 31, 2000 (date operations commenced) through December 31, 2001

                                                                 2001           2000
                                                              -----------    -----------
OPERATIONS:

  Net investment income (loss)                                $  (144,940)   $   (29,949)
----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                         (3,426,468)      (500,456)
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                2,127,186       (759,305)
========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (1,444,222)    (1,289,710)
========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (23,732)            --
----------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                         479,977      6,385,964
----------------------------------------------------------------------------------------
  Class B                                                         279,960      2,274,262
----------------------------------------------------------------------------------------
  Class C                                                         247,353      2,895,882
========================================================================================
    Net increase (decrease) in net assets                        (460,664)    10,266,398
========================================================================================

NET ASSETS:

  Beginning of year                                            10,266,398             --
========================================================================================
  End of year                                                 $ 9,805,734    $10,266,398
________________________________________________________________________________________
========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $12,397,467    $11,550,792
----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (9,076)        (8,552)
----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (3,950,538)      (516,537)
----------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                           1,367,881       (759,305)
========================================================================================
                                                              $ 9,805,734    $10,266,398
________________________________________________________________________________________
========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM International Emerging Growth Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Fund"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

   On December 31, 2001, undistributed net investment income was increased by $168,148, undistributed net realized gains decreased by $7,533 and shares of beneficial interest decreased by $160,615 as a result of differing book/tax treatment of foreign currency transactions, net operating loss, and other reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund's capital loss carryforward of $3,760,460 is broken down by expiration date as follows:

   CAPITAL LOSS
   CARRYFORWARD     EXPIRATION
   ------------     ----------
    $ 161,713    December 31, 2008
   -------------------------------
     3,598,747   December 31, 2009
   ===============================
    $3,760,460
    ______________________________
   ===============================




   As of December 31, 2001 the fund has a post-October capital loss deferral of $140,458 which will be recognized in the following tax year.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Expenses -- Distribution expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. (AIM). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the Fund's average daily net assets. Effective July 1, 2001, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $96,010 and reimbursed expenses of $159,414.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2001, AIM was paid $50,000 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. (AIM) a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2001, AFS was paid $21,921 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $19,636, $19,061 and $25,899, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $4,181 from sales of the Class A shares of the Fund during the year ended December 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 2001, AIM Distributors received $29,308 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $3,527 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $140 and reductions in custodian fees of $2 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $142.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an interested person of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                          2001      2000
                                         -------    ----
Distributions paid from:
  Ordinary income                        $23,732    $--
________________________________________________________
========================================================

  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward                     $(3,760,460)
---------------------------------------------------------
Unrealized appreciation                         1,168,727
=========================================================
                                              $(2,591,733)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, and other deferrals.


NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $15,428,239 and $13,891,979, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of investment securities      $1,694,217
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (377,115)
==========================================================================
Net unrealized appreciation of investment securities            $1,317,102
__________________________________________________________________________
==========================================================================
Cost of investments for tax purposes is $8,464,260


NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the year ended December 31, 2001 and the period August 31, 2000 (date operations commenced) through December 31, 2000:

                                                                       2001                        2000
                                                              -----------------------    ------------------------
                                                               SHARES       AMOUNT        SHARES        AMOUNT
                                                              --------    -----------    ---------    -----------
Sold:
  Class A                                                      993,758    $ 7,031,221      745,389    $ 6,717,335
-----------------------------------------------------------------------------------------------------------------
  Class B                                                      109,838        803,969      271,186      2,438,175
-----------------------------------------------------------------------------------------------------------------
  Class C                                                      515,389      3,642,409      339,960      2,953,136
=================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        3,265         22,694           --             --
=================================================================================================================
Reacquired:
  Class A                                                     (970,367)    (6,573,938)     (39,245)      (331,371)
-----------------------------------------------------------------------------------------------------------------
  Class B                                                      (75,401)      (524,009)     (20,491)      (163,913)
-----------------------------------------------------------------------------------------------------------------
  Class C                                                     (482,373)    (3,395,056)      (6,814)       (57,254)
=================================================================================================================
                                                                94,109    $ 1,007,290    1,289,985    $11,556,108
_________________________________________________________________________________________________________________
=================================================================================================================

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                          CLASS A
                                                              --------------------------------
                                                                              AUGUST 31, 2000
                                                                              (DATE OPERATIONS
                                                               YEAR ENDED      COMMENCED) TO
                                                              DECEMBER 31,      DECEMBER 31,
                                                                2001(a)           2000(a)
                                                              ------------    ----------------
Net asset value, beginning of period                            $  7.97           $ 10.00
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.08)            (0.03)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.76)            (2.00)
==============================================================================================
    Total from investment operations                              (0.84)            (2.03)
==============================================================================================
Less dividends from net investment income                         (0.03)               --
==============================================================================================
Net asset value, end of period                                  $  7.10           $  7.97
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                  (10.48)%          (20.30)%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 5,202           $ 5,625
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers and expense reimbursements                      2.02%(c)          2.11%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                   4.55%(c)          6.83%(d)
==============================================================================================
Ratio of expenses to average net assets (excluding interest
  expense):
  With fee waivers and expense reimbursements                      2.00%(c)          2.11%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                   4.53%(c)          6.83%(d)
==============================================================================================
Ratio of net investment income (loss) to average net assets       (1.12)%(c)        (1.09)%(d)
==============================================================================================
Ratio of interest expense to average net assets                    0.02%(c)            --
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate                                             145%               30%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $5,610,302.
(d)  Annualized.

                                                                          CLASS B
                                                              --------------------------------
                                                                              AUGUST 31, 2000
                                                                              (DATE OPERATIONS
                                                               YEAR ENDED      COMMENCED) TO
                                                              DECEMBER 31,      DECEMBER 31,
                                                                2001(a)           2000(a)
                                                              ------------    ----------------
Net asset value, beginning of period                            $  7.95           $ 10.00
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.13)            (0.05)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.75)            (2.00)
==============================================================================================
    Total from investment operations                              (0.88)            (2.05)
==============================================================================================
Net asset value, end of period                                  $  7.07           $  7.95
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                  (11.07)%          (20.50)%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 2,016           $ 1,992
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers and expense reimbursements                      2.72%(c)          2.81%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                   5.25%(c)          7.53%(d)
==============================================================================================
Ratio of expenses to average net assets (excluding interest
  expense):
  With fee waivers and expense reimbursements                      2.70%(c)          2.81%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                   5.23%(c)          7.53%(d)
==============================================================================================
Ratio of net investment income (loss) to average net assets       (1.83)%(c)        (1.79)%(d)
==============================================================================================
Ratio of interest expense to average net assets                    0.02%(c)            --
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate                                             145%               30%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $1,906,058.
(d)  Annualized.

                                                                          CLASS C
                                                              --------------------------------
                                                                              AUGUST 31, 2000
                                                                              (DATE OPERATIONS
                                                               YEAR ENDED      COMMENCED) TO
                                                              DECEMBER 31,      DECEMBER 31,
                                                                2001(a)           2000(a)
                                                              ------------    ----------------
Net asset value, beginning of period                            $  7.95           $ 10.00
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.13)            (0.05)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.75)            (2.00)
==============================================================================================
    Total from investment operations                              (0.88)            (2.05)
==============================================================================================
Net asset value, end of period                                  $  7.07           $  7.95
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                  (11.07)%          (20.50)%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 2,588           $ 2,649
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers and expense reimbursements                      2.72%(c)          2.81%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                   5.25%(c)          7.53%(d)
==============================================================================================
Ratio of expenses to average net assets (excluding interest
  expense):
  With fee waivers and expense reimbursements                      2.70%(c)          2.81%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                   5.23%(c)          7.53%(d)
==============================================================================================
Ratio of net investment income (loss) to average net assets       (1.83)%(c)        (1.79)%(d)
==============================================================================================
Ratio of interest expense to average net assets                    0.02%(c)            --
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate                                             145%               30%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $2,589,920.
(d)  Annualized.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Board of Trustees and Shareholders of AIM Mid Cap Basic Value Fund:

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Mid Cap Basic Value Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       February 14, 2002
                       Houston, Texas

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                              MARKET
                                                 SHARES       VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-94.39%

ADVERTISING-2.60%

Interpublic Group of Cos., Inc. (The)                 880   $   25,995
======================================================================

APPAREL RETAIL-6.33%

Abercrombie & Fitch Co.-Class A(a)                    500       13,265
----------------------------------------------------------------------
AnnTaylor Stores Corp.(a)                             300       10,500
----------------------------------------------------------------------
Gap, Inc. (The)                                     1,500       20,910
----------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                        900       18,585
======================================================================
                                                                63,260
======================================================================

AUTO PARTS & EQUIPMENT-1.36%

Visteon Corp.                                         900       13,536
======================================================================

BANKS-7.04%

AmSouth Bancorporation                              1,000       18,900
----------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                            900       27,792
----------------------------------------------------------------------
Zions Bancorp                                         450       23,661
======================================================================
                                                                70,353
======================================================================

BUILDING PRODUCTS-2.53%

American Standard Cos. Inc.(a)                        370       25,245
======================================================================

CONSUMER FINANCE-1.86%

AmeriCredit Corp.(a)                                  590       18,614
======================================================================

DATA PROCESSING SERVICES-4.12%

Ceridian Corp.(a)                                   1,400       26,250
----------------------------------------------------------------------
DST Systems, Inc.(a)                                  300       14,955
======================================================================
                                                                41,205
======================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.86%

IMS Health Inc.                                       950       18,534
======================================================================

DIVERSIFIED FINANCIAL SERVICES-2.87%

Stilwell Financial, Inc.                              700       19,054
----------------------------------------------------------------------
Waddell & Reed Financial, Inc.-Class A                300        9,660
======================================================================
                                                                28,714
======================================================================

DIVERSIFIED METALS & MINING-1.48%

Arch Coal, Inc.                                       650       14,755
======================================================================

ELECTRIC UTILITIES-3.84%

PG&E Corp.                                          1,000       19,240
----------------------------------------------------------------------
PPL Corp.                                             550       19,168
======================================================================
                                                                38,408
======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.61%

Rockwell International Corp.                          900       16,074
======================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-3.48%

Cognex Corp.(a)                                       700       17,927
----------------------------------------------------------------------

                                                              MARKET
                                                 SHARES       VALUE
ELECTRONIC EQUIPMENT & INSTRUMENTS-(CONTINUED)

Amphenol Corp.-Class A(a)                             350   $   16,818
======================================================================
                                                                34,745
======================================================================

EMPLOYMENT SERVICES-3.74%

Korn/Ferry International(a)                         2,000       21,300
----------------------------------------------------------------------
Robert Half International Inc.(a)                     600       16,020
======================================================================
                                                                37,320
======================================================================

FOOD RETAIL-2.09%

Kroger Co. (The)(a)                                 1,000       20,870
======================================================================

FOREST PRODUCTS-1.61%

Louisiana-Pacific Corp.                             1,900       16,036
======================================================================

HEALTH CARE SUPPLIES-2.15%

Bausch & Lomb, Inc.                                   570       21,466
======================================================================

HOTELS-1.79%

Starwood Hotels & Resorts Worldwide, Inc.             600       17,910
======================================================================

HOUSEHOLD APPLIANCES-2.19%

Black & Decker Corp. (The)                            580       21,883
======================================================================

INDUSTRIAL CONGLOMERATES-1.87%

Textron, Inc.                                         450       18,657
======================================================================

INDUSTRIAL MACHINERY-3.39%

Kennametal Inc.                                       400       16,108
----------------------------------------------------------------------
SPX Corp.(a)                                          130       17,797
======================================================================
                                                                33,905
======================================================================

IT CONSULTING & SERVICES-1.57%

Acxiom Corp.                                          900       15,723
======================================================================

LEISURE PRODUCTS-2.18%

Brunswick Corp.                                     1,000       21,760
======================================================================

LIFE & HEALTH INSURANCE-4.54%

Nationwide Financial Services, Inc.-Class A           550       22,803
----------------------------------------------------------------------
UnumProvident Corp.                                   850       22,534
======================================================================
                                                                45,337
======================================================================

MANAGED HEALTH CARE-3.86%

Aetna Inc.                                            570       18,804
----------------------------------------------------------------------
Anthem, Inc.(a)                                       400       19,800
======================================================================
                                                                38,604
======================================================================

MULTI-LINE INSURANCE-0.98%

American Financial Group, Inc.                        400        9,820
======================================================================

OIL & GAS DRILLING-5.18%

Cooper Cameron Corp.(a)                               450       18,162
----------------------------------------------------------------------
Nabors Industries, Inc.(a)                            450       15,449
----------------------------------------------------------------------

                                                              MARKET
                                                 SHARES       VALUE
OIL & GAS DRILLING-(CONTINUED)

Pride International, Inc.(a)                        1,200   $   18,120
======================================================================
                                                                51,731
======================================================================

OIL & GAS EQUIPMENT & SERVICES-2.15%

Smith International, Inc.(a)                          400       21,448
======================================================================

OIL & GAS REFINING & MARKETING-1.14%

Valero Energy Corp.                                   300       11,436
======================================================================

PROPERTY & CASUALTY INSURANCE-3.53%

ACE Ltd. (Bermuda)                                    450       18,068
----------------------------------------------------------------------
Radian Group Inc.                                     400       17,180
======================================================================
                                                                35,248
======================================================================

RESTAURANTS-2.06%

Outback Steakhouse, Inc.(a)                           600       20,550
======================================================================

SEMICONDUCTORS-4.29%

Integrated Device Technology, Inc.(a)                 400       10,636
----------------------------------------------------------------------
Lattice Semiconductor Corp.(a)                        800       16,456
----------------------------------------------------------------------
LSI Logic Corp.(a)                                  1,000       15,780
======================================================================
                                                                42,872
======================================================================

                                                              MARKET
                                                 SHARES       VALUE

SPECIALTY CHEMICALS-1.46%

Great Lakes Chemical Corp.                            600   $   14,568
======================================================================

SYSTEMS SOFTWARE-1.64%

BMC Software, Inc.(a)                               1,000       16,370
======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $943,966)                                942,952
======================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES-100.10%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-100.10%

Disc. Notes,
  2.46%, 11/01/01 (Cost $999,959)(b)           $1,000,000      999,959
======================================================================
TOTAL INVESTMENTS-194.49% (Cost $1,943,925)                  1,942,911
======================================================================
OTHER ASSETS LESS LIABILITIES-(94.49%)                        (943,944)
======================================================================
NET ASSETS-100.00%                                          $  998,967
______________________________________________________________________
======================================================================

Investment Abbreviations:

Disc.  - Discounted

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost $1,943,925)    $1,942,911
------------------------------------------------------------
Cash                                                      81
------------------------------------------------------------
Receivables due from advisor                           5,416
============================================================
    Total assets                                   1,948,408
============================================================

LIABILITIES:

Payables for investments purchased                   943,965
------------------------------------------------------------
Accrued operating expenses                             5,476
============================================================
    Total liabilities                                949,441
============================================================
Net assets applicable to shares outstanding       $  998,967
____________________________________________________________
============================================================

NET ASSETS:

Class A                                           $  399,591
____________________________________________________________
============================================================
Class B                                           $  299,688
____________________________________________________________
============================================================
Class C                                           $  299,688
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                               40,000
____________________________________________________________
============================================================
Class B                                               30,000
____________________________________________________________
============================================================
Class C                                               30,000
____________________________________________________________
============================================================
Class A:
  Net asset value per share                       $     9.99
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.99 divided by 94.50%)  $    10.57
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share    $     9.99
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share    $     9.99
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
December 31, 2001 (date operations commenced)

INVESTMENT INCOME:

Interest                                                 41
===========================================================

EXPENSES:

Advisory fees                                            22
-----------------------------------------------------------
Administrative services fees                            137
-----------------------------------------------------------
Custodian fees                                          250
-----------------------------------------------------------
Transfer agent fees                                      47
-----------------------------------------------------------
Distribution fees -- Class A                              4
-----------------------------------------------------------
Distribution fees -- Class B                              8
-----------------------------------------------------------
Distribution fees -- Class C                              8
-----------------------------------------------------------
Printing                                              3,000
-----------------------------------------------------------
Professional Fees                                     2,000
===========================================================
    Total expenses                                    5,476
===========================================================
Less: Fees waived and expenses reimbursed            (5,416)
-----------------------------------------------------------
    Net expenses                                         60
===========================================================
Net investment income (loss)                            (19)
===========================================================
Change in net unrealized appreciation
  (depreciation) of investment securities            (1,014)
===========================================================
Net increase (decrease) in net assets resulting
  from operations                                   $(1,033)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
December 31, 2001 (date operations commenced)

                                                                  2001
                                                                --------
OPERATIONS:

  Net investment income (loss)                                  $    (19)
------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                         (1,014)
========================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                  (1,033)
========================================================================
Share transactions-net:
  Class A                                                        400,000
------------------------------------------------------------------------
  Class B                                                        300,000
------------------------------------------------------------------------
  Class C                                                        300,000
========================================================================
    Net increase in net assets                                   998,967
========================================================================

NET ASSETS:

  Beginning of year                                             $     --
========================================================================
  End of year                                                   $998,967
________________________________________________________________________
========================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                 $999,981
------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                    (1,014)
========================================================================
                                                                $998,967
________________________________________________________________________
========================================================================

NOTES TO FINANCIAL STATEMENTS
December 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Mid Cap Basic Value Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital. The Fund commenced operations on December 31, 2001.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").



   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.



   On December 31, 2001, undistributed net investment income was increased by $19 and shares of beneficial interest was decreased by $19 as a result of net operating loss reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Expenses -- Distribution expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $1 billion of the Fund's average daily net assets, plus 0.75% of the next $4 billion of the Fund's average daily net assets, plus 0.70% of the Fund's average daily net assets in excess of $5 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. On December 31, 2001 (date operations commenced), AIM waived fees of $22 and reimbursed expenses of $5,394.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. On December 31, 2001 (date operations commenced), AIM was paid $137 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. On December 31, 2001 (date operations commenced) the Fund paid no expenses to AIM for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. On December 31, 2001 (date operations commenced), the Class A, Class B and Class C shares paid AIM Distributors $4, $8 and $8, respectively, as compensation under the Plans.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  The law firm of Kramer, Levin, Naftalis & Frankel LLP, of which a trustee is a member, is counsel to the Board of Trustees. For December 31, 2001 (date operations commenced), the Fund paid no expenses with respect to this firm.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-TAX COMPONENTS OF CAPITAL

As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Unrealized appreciation (depreciation)           $(1,014)
________________________________________________________
========================================================


NOTE 5-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund December 31, 2001 (date operations commenced) was $943,966 and $0, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized (depreciation) of
  investment securities                          $(1,014)
========================================================
Net unrealized appreciation (depreciation) of
  investment securities                          $(1,014)
________________________________________________________
========================================================
Investments have the same costs for tax and financial
statement purposes.


NOTE 6-SHARE INFORMATION

Changes in shares outstanding on December 31, 2001 (date operations commenced) were as follows:

                                                              SHARES       AMOUNT
                                                              -------    ----------
Sold:
  Class A                                                      40,000    $  400,000
-----------------------------------------------------------------------------------
  Class B                                                      30,000       300,000
-----------------------------------------------------------------------------------
  Class C                                                      30,000       300,000
===================================================================================
                                                              100,000    $1,000,000
___________________________________________________________________________________
===================================================================================


NOTE 7-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                   CLASS A
                                                              -----------------
                                                              DECEMBER 31, 2001
                                                              (DATE OPERATIONS
                                                                 COMMENCED)
                                                              -----------------
Net asset value, beginning of period                               $ 10.00
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.00
-------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (0.01)
===============================================================================
    Total from investment operations                                 (0.01)
===============================================================================
Net asset value, end of period                                     $  9.99
_______________________________________________________________________________
===============================================================================
Total return(a)                                                      (0.10)%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $   400
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                    1.80%(b)
-------------------------------------------------------------------------------
  Without fee waivers                                               199.49%(b)
===============================================================================
Ratio of net investment income (loss) to average net assets          (0.31)%(b)
_______________________________________________________________________________
===============================================================================

(a) Does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $400,000.

                                                                   CLASS B
                                                              -----------------
                                                              DECEMBER 31, 2001
                                                              (DATE OPERATIONS
                                                                 COMMENCED)
                                                              -----------------
Net asset value, beginning of period                               $ 10.00
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.00
-------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (0.01)
===============================================================================
    Total from investment operations                                 (0.01)
===============================================================================
Net asset value, end of period                                     $  9.99
_______________________________________________________________________________
===============================================================================
Total return(a)                                                      (0.10)%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $   300
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                    2.45%(b)
-------------------------------------------------------------------------------
  Without fee waivers                                               200.14%(b)
===============================================================================
Ratio of net investment income (loss) to average net assets          (0.96)%(b)
_______________________________________________________________________________
===============================================================================

(a) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $300,000.

                                                                   CLASS C
                                                              -----------------
                                                              DECEMBER 31, 2001
                                                              (DATE OPERATIONS
                                                                 COMMENCED)
                                                              -----------------
Net asset value, beginning of period                               $ 10.00
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.00
-------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (0.01)
===============================================================================
    Total from investment operations                                 (0.01)
===============================================================================
Net asset value, end of period                                     $  9.99
_______________________________________________________________________________
===============================================================================
Total return(a)                                                      (0.10)%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $   300
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                    2.45%(b)
-------------------------------------------------------------------------------
  Without fee waivers                                               200.14%(b)
===============================================================================
Ratio of net investment income (loss) to average net assets          (0.96)%(b)
_______________________________________________________________________________
===============================================================================

(a) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $300,000.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Board of Trustees and Shareholders of AIM New Technology Fund:

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM New Technology Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated are in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       February 14, 2002
                       Houston, Texas

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                             MARKET
                                                SHARES        VALUE
DOMESTIC COMMON STOCKS-84.51%

AEROSPACE & DEFENSE-2.91%

Alliant Techsystems Inc.(a)                        6,700   $   517,240
----------------------------------------------------------------------
Engineered Support Systems, Inc.                  20,700       708,147
----------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)               9,600       864,000
======================================================================
                                                             2,089,387
======================================================================

APPLICATION SOFTWARE-11.73%

Activision, Inc.(a)                               22,300       580,023
----------------------------------------------------------------------
BEA Systems, Inc.(a)                              20,400       314,364
----------------------------------------------------------------------
Cadence Design Systems, Inc.(a)                   38,500       843,920
----------------------------------------------------------------------
Cerner Corp.(a)                                    8,900       444,377
----------------------------------------------------------------------
Fair, Issac and Co., Inc.                          5,800       365,516
----------------------------------------------------------------------
Intuit Inc.(a)                                    22,900       979,204
----------------------------------------------------------------------
Kronos, Inc.(a)                                   30,200     1,461,076
----------------------------------------------------------------------
National Instruments Corp.(a)                      5,600       209,776
----------------------------------------------------------------------
Numerical Technologies, Inc.(a)                   22,500       792,000
----------------------------------------------------------------------
PeopleSoft, Inc.(a)                               54,600     2,194,920
----------------------------------------------------------------------
SERENA Software, Inc.(a)                          11,300       245,662
======================================================================
                                                             8,430,838
======================================================================

BIOTECHNOLOGY-7.42%

Cephalon, Inc.(a)                                 10,600       801,201
----------------------------------------------------------------------
Genzyme Corp.(a)                                   5,900       353,174
----------------------------------------------------------------------
Gilead Sciences, Inc.(a)                          10,200       670,344
----------------------------------------------------------------------
Harvard Bioscience, Inc.(a)                       40,900       406,546
----------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                     29,700     2,047,221
----------------------------------------------------------------------
Invitrogen Corp.(a)                               11,200       693,616
----------------------------------------------------------------------
OraSure Technologies, Inc.(a)                     15,000       182,250
----------------------------------------------------------------------
Tanox, Inc.(a)                                     9,600       177,624
======================================================================
                                                             5,331,976
======================================================================

COMPUTER & ELECTRONICS RETAIL-1.19%

CDW Computer Centers, Inc.(a)                     15,900       853,989
======================================================================

COMPUTER HARDWARE-1.04%

Dell Computer Corp.(a)                            27,500       747,450
======================================================================

COMPUTER STORAGE & PERIPHERALS-1.39%

Network Appliance, Inc.(a)                        20,000       437,400
----------------------------------------------------------------------
Storage Technology Corp.(a)                       17,000       351,390
----------------------------------------------------------------------
Western Digital Corp.(a)                          34,000       213,180
======================================================================
                                                             1,001,970
======================================================================

DATA PROCESSING SERVICES-1.65%

Concord EFS, Inc.(a)                              36,200     1,186,636
======================================================================
                                                               MARKET
                                                  SHARES        VALUE
ELECTRONIC EQUIPMENT & INSTRUMENTS-2.11%

Itron, Inc.(a)                                    25,100       760,530
----------------------------------------------------------------------
OSI Systems, Inc.(a)                              16,800   $   306,432
----------------------------------------------------------------------
Sanmina-SCI Corp.(a)                              22,600       449,740
======================================================================
                                                             1,516,702
======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.45%

Accredo Health, Inc.(a)                           17,100       678,870
----------------------------------------------------------------------
IMPATH Inc.(a)                                     8,200       364,982
======================================================================
                                                             1,043,852
======================================================================

HEALTH CARE EQUIPMENT-4.11%

Bruker Daltonics, Inc.(a)                         23,000       376,050
----------------------------------------------------------------------
Cholestech Corp.(a)                                8,300       164,423
----------------------------------------------------------------------
Closure Medical Corp.(a)                          10,200       238,272
----------------------------------------------------------------------
Cytyc Corp.(a)                                    27,400       715,140
----------------------------------------------------------------------
Endocare, Inc.(a)                                 43,400       778,162
----------------------------------------------------------------------
Integra LifeSciences Holdings(a)                   5,000       131,700
----------------------------------------------------------------------
Respironics, Inc.(a)                              10,000       346,400
----------------------------------------------------------------------
Urologix, Inc.(a)                                 10,300       206,515
======================================================================
                                                             2,956,662
======================================================================

HEALTH CARE SUPPLIES-0.51%

ICU Medical, Inc.(a)                               8,200       364,900
======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.31%

Intrado Inc.(a)                                   35,000       938,000
======================================================================

INTERNET RETAIL-1.02%

eBay Inc.(a)                                      11,000       735,900
======================================================================

INTERNET SOFTWARE & SERVICES-8.42%

Internet Security Systems, Inc.(a)                21,000       673,260
----------------------------------------------------------------------
McAfee.com Corp.(a)                               20,900       708,719
----------------------------------------------------------------------
PEC Solutions, Inc.(a)                            11,400       428,754
----------------------------------------------------------------------
Retek Inc.(a)                                     22,200       663,114
----------------------------------------------------------------------
SonicWALL, Inc.(a)                                60,300     1,172,232
----------------------------------------------------------------------
VeriSign, Inc.(a)                                 29,700     1,129,788
----------------------------------------------------------------------
WebEx Communications, Inc.(a)                     28,700       713,195
----------------------------------------------------------------------
Websense, Inc.(a)                                 17,500       561,225
======================================================================
                                                             6,050,287
======================================================================

IT CONSULTING & SERVICES-1.03%

Affiliated Computer Services, Inc.-Class A(a)      7,000       742,910
======================================================================

NETWORKING EQUIPMENT-4.57%

Cisco Systems, Inc.(a)                            27,900       505,269
----------------------------------------------------------------------
Emulex Corp.(a)                                   32,900     1,299,879
----------------------------------------------------------------------
McDATA Corp.-Class A(a)                           44,200     1,082,900
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
NETWORKING EQUIPMENT-(CONTINUED)

NetScreen Technologies, Inc.(a)                   18,000   $   398,340
======================================================================
                                                             3,286,388
======================================================================

PHARMACEUTICALS-0.58%

PRAECIS Pharmaceutical Inc.(a)                    72,100       419,622
======================================================================

SEMICONDUCTOR EQUIPMENT-1.39%

KLA-Tencor Corp.(a)                                6,400       317,184
----------------------------------------------------------------------
Kulicke & Soffa Industries, Inc.(a)               11,000       188,650
----------------------------------------------------------------------
Novellus Systems, Inc.(a)                         12,500       493,125
======================================================================
                                                               998,959
======================================================================

SEMICONDUCTORS-18.06%

Alpha Industries, Inc.(a)                         32,000       697,600
----------------------------------------------------------------------
Analog Devices, Inc.(a)                           27,600     1,225,164
----------------------------------------------------------------------
Broadcom Corp.-Class A(a)                         11,200       458,976
----------------------------------------------------------------------
Elantec Semiconductor, Inc.(a)                    27,900     1,071,360
----------------------------------------------------------------------
ESS Technology, Inc.(a)                           33,600       714,336
----------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)               72,000     1,626,480
----------------------------------------------------------------------
Intersil Corp.-Class A(a)                         16,800       541,800
----------------------------------------------------------------------
Microchip Technology Inc.(a)                      26,900     1,042,106
----------------------------------------------------------------------
Microsemi Corp.(a)                                43,900     1,303,830
----------------------------------------------------------------------
NVIDIA Corp.(a)                                   22,400     1,498,560
----------------------------------------------------------------------
QLogic Corp.(a)                                   13,200       587,532
----------------------------------------------------------------------
RF Micro Devices, Inc.(a)                         51,400       988,422
----------------------------------------------------------------------
Semtech Corp.(a)                                  34,300     1,224,167
======================================================================
                                                            12,980,333
======================================================================

SPECIALTY STORES-0.57%

Blockbuster Inc.-Class A                          16,100       405,720
======================================================================

SYSTEMS SOFTWARE-6.72%

Borland Software Corp.(a)                         33,500       524,610
----------------------------------------------------------------------
Microsoft Corp.(a)                                11,100       735,597
----------------------------------------------------------------------
Network Associates, Inc.(a)                       52,500     1,357,125
----------------------------------------------------------------------
Symantec Corp.(a)                                 10,900       722,997
----------------------------------------------------------------------
VERITAS Software Corp.(a)                         33,300     1,492,506
======================================================================
                                                             4,832,835
======================================================================

TELECOMMUNICATIONS EQUIPMENT-4.27%

Polycom, Inc.(a)                                  27,600       949,440
----------------------------------------------------------------------
QUALCOMM Inc.(a)                                  14,000       707,000
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
TELECOMMUNICATIONS EQUIPMENT-(CONTINUED)

UTStarcom, Inc.(a)                                49,600   $ 1,413,600
======================================================================
                                                             3,070,040
======================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.06%

Metro One Telecommunications, Inc.(a)             25,100       759,275
======================================================================
    Total Domestic Common Stocks (Cost
      $53,899,519)                                          60,744,631
======================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS-9.52%

BERMUDA-1.17%

Marvell Technology Group Ltd.
  (Semiconductors)(a)                             23,400       838,188
======================================================================

CANADA-5.67%

Biovail Corp. (Pharmaceuticals)(a)                13,100       736,875
----------------------------------------------------------------------
Celestica Inc. (Electronic Equipment &
  Instruments)(a)                                 17,500       706,825
----------------------------------------------------------------------
Genesis Microchip Inc. (Semiconductors)(a)        30,200     1,996,824
----------------------------------------------------------------------
Optimal Robotics Corp.-Class A (Electronic
  Equipment & Instruments)(a)                     18,000       638,100
======================================================================
                                                             4,078,624
======================================================================

CHINA-0.46%

AsiaInfo Holdings, Inc. (Internet Software &
  Services)(a)                                    19,000       330,980
======================================================================

ISRAEL-0.58%

Check Point Software Technologies Ltd.
  (Internet Software & Services)(a)               10,500       418,845
======================================================================

TAIWAN-1.64%

Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Semiconductors)                       68,800     1,181,296
======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $4,987,859)                            6,847,933
======================================================================

MONEY MARKET FUNDS-5.86%

STIC Liquid Assets Portfolio(b)                2,105,256     2,105,256
----------------------------------------------------------------------
STIC Prime Portfolio(b)                        2,105,256     2,105,256
======================================================================
    Total Money Market Funds (Cost
      $4,210,512)                                            4,210,512
======================================================================
TOTAL INVESTMENTS-99.89% (Cost $63,097,890)                 71,803,076
======================================================================
OTHER ASSETS LESS LIABILITIES-0.11%                             76,427
======================================================================
NET ASSETS-100.00%                                         $71,879,503
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost $63,097,890)  $71,803,076
------------------------------------------------------------
Receivables for:
  Investments sold                                 1,195,679
------------------------------------------------------------
  Fund shares sold                                 1,178,156
------------------------------------------------------------
  Dividends                                            5,567
------------------------------------------------------------
Investment for deferred compensation plan              9,249
------------------------------------------------------------
Other assets                                          15,731
============================================================
    Total assets                                  74,207,458
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              609,611
------------------------------------------------------------
  Fund shares reacquired                           1,557,931
------------------------------------------------------------
  Deferred compensation plan                           9,249
------------------------------------------------------------
Accrued distribution fees                             69,470
------------------------------------------------------------
Accrued transfer agent fees                           43,850
------------------------------------------------------------
Accrued operating expenses                            37,844
============================================================
    Total liabilities                              2,327,955
============================================================
Net assets applicable to shares outstanding      $71,879,503
____________________________________________________________
============================================================

NET ASSETS:

Class A                                          $40,097,050
____________________________________________________________
============================================================
Class B                                          $21,317,573
____________________________________________________________
============================================================
Class C                                          $10,464,880
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           10,432,232
____________________________________________________________
============================================================
Class B                                            5,595,466
____________________________________________________________
============================================================
Class C                                            2,745,032
____________________________________________________________
============================================================
Class A:
  Net asset value per share                      $      3.84
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $3.84 divided by
      94.50%)                                    $      4.06
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share   $      3.81
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share   $      3.81
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Dividends                                       $      7,025
------------------------------------------------------------
Dividends from affiliated money market funds         212,535
------------------------------------------------------------
Interest                                                  39
============================================================
    Total investment income                          219,599
============================================================

EXPENSES:

Advisory fees                                        662,429
------------------------------------------------------------
Administrative services fees                          50,000
------------------------------------------------------------
Custodian fees                                        31,486
------------------------------------------------------------
Distribution fees -- Class A                         129,174
------------------------------------------------------------
Distribution fees -- Class B                         197,761
------------------------------------------------------------
Distribution fees -- Class C                          95,599
------------------------------------------------------------
Transfer agent fees -- Class A                       216,105
------------------------------------------------------------
Transfer agent fees -- Class B                       115,097
------------------------------------------------------------
Transfer agent fees -- Class C                        55,639
------------------------------------------------------------
Trustees' fees                                         8,720
------------------------------------------------------------
Registration and filing fees                         119,636
------------------------------------------------------------
Other                                                 97,664
============================================================
    Total expenses                                 1,779,310
============================================================
Less: Fees waived                                   (357,926)
------------------------------------------------------------
    Expenses paid indirectly                          (2,145)
============================================================
    Net expenses                                   1,419,239
============================================================
Net investment income (loss)                      (1,199,640)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (57,065,660)
------------------------------------------------------------
  Option contracts written                            26,423
============================================================
                                                 (57,039,237)
============================================================
Change in net unrealized appreciation of
  investment securities                           19,156,038
============================================================
Net gain (loss) from investment securities and
  option contracts                               (37,883,199)
============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(39,082,839)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2001 and the period August 31, 2000 (date operations commenced) through December 31, 2000

                                                                  2001            2000
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $ (1,199,640)   $   (160,198)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    option contracts                                           (57,039,237)    (11,533,886)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       19,156,038     (10,450,852)
==========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (39,082,839)    (22,144,936)
==========================================================================================
Share transactions-net:
  Class A                                                       18,653,815      56,708,694
------------------------------------------------------------------------------------------
  Class B                                                       11,339,309      27,020,002
------------------------------------------------------------------------------------------
  Class C                                                        5,592,841      13,792,617
==========================================================================================
    Net increase (decrease) in net assets                       (3,496,874)     75,376,377
==========================================================================================

NET ASSETS:

  Beginning of year                                             75,376,377              --
==========================================================================================
  End of year                                                 $ 71,879,503    $ 75,376,377
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $131,756,854    $ 97,390,471
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        (9,414)        (29,356)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and option contracts                            (68,573,123)    (11,533,886)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                   8,705,186     (10,450,852)
==========================================================================================
                                                              $ 71,879,503    $ 75,376,377
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM New Technology Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

   On December 31, 2001, undistributed net investment income was increased by $1,219,582 and shares of beneficial interest was decreased by $1,219,582 as a result of differing book/tax treatment of net operating loss and nondeductible stock issuance costs reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund's capital loss carryforward of $66,633,491 is broken down by expiration date as follows:

   CAPITAL LOSS
   CARRYFORWARD                 EXPIRATION
   ------------                 ----------
   $ 1,713,194               December 31, 2008
   -------------------------------------------
    64,920,297               December 31, 2009
   ===========================================
   $66,633,491
   ___________________________________________
   ===========================================

   As of December 31, 2001, the Fund has a post-October capital loss deferral of $674,470, which will be recognized in the following tax year.

E. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

F. Expenses -- Distribution expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the Fund's average daily net assets. Effective July 1, 2001, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $357,926.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2001, AIM was paid $50,000 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2001, AFS was paid $227,983 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $129,174, $197,761 and $95,599, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $76,755 from sales of the Class A shares of the Fund during the year ended December 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 2001, AIM Distributors received $11,820 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $3,165 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $874 and reductions in custodian fees of $1,271 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $2,145.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTES 6-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:


Capital loss carryforward                    $(66,633,491)
---------------------------------------------------------
Unrealized appreciation                         6,756,140
=========================================================
                                             $(59,877,351)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, and other deferrals.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $171,838,145 and $132,767,768, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $12,098,334
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (4,658,310)
=========================================================
Net unrealized appreciation of investment
  securities                                  $ 7,440,024
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $64,363,052.


NOTE 8-CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2001 are summarized as follows:

                                                              CALL OPTION CONTRACTS
                                                              ----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
                                                              ---------    ---------
Beginning of year                                                  --      $      --
------------------------------------------------------------------------------------
Written                                                         1,605        519,705
------------------------------------------------------------------------------------
Closed                                                         (1,183)      (380,134)
------------------------------------------------------------------------------------
Exercised                                                        (352)      (118,408)
------------------------------------------------------------------------------------
Expired                                                           (70)       (21,163)
====================================================================================
End of year                                                        --      $      --
____________________________________________________________________________________
====================================================================================


NOTE 9-SHARE INFORMATION

Changes in shares outstanding during the year ended December 31, 2001 and the period August 31, 2000 (date operations commenced) through December 31, 2000:

                                                                         2001                         2000
                                                              --------------------------    -------------------------
                                                                SHARES         AMOUNT         SHARES        AMOUNT
                                                              ----------    ------------    ----------    -----------
Sold:
  Class A                                                     10,000,780    $ 42,952,707     7,406,952    $63,371,172
---------------------------------------------------------------------------------------------------------------------
  Class B                                                      4,015,952      17,550,457     3,305,594     28,031,799
---------------------------------------------------------------------------------------------------------------------
  Class C                                                      2,552,966      10,916,402     1,784,951     15,613,560
=====================================================================================================================
Reacquired:
  Class A                                                     (6,054,184)    (24,298,892)     (921,316)    (6,662,478)
---------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,587,360)     (6,211,148)     (138,720)    (1,011,797)
---------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,346,193)     (5,323,561)     (246,692)    (1,820,943)
=====================================================================================================================
                                                               7,581,961    $ 35,585,965    11,190,769    $97,521,313
_____________________________________________________________________________________________________________________
=====================================================================================================================

NOTE 10-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                          CLASS A
                                                              --------------------------------
                                                                              AUGUST 31, 2000
                                                                              (DATE OPERATIONS
                                                               YEAR ENDED      COMMENCED) TO
                                                              DECEMBER 31,      DECEMBER 31,
                                                                2001(a)           2000(a)
                                                              ------------    ----------------
Net asset value, beginning of period                            $  6.74           $ 10.00
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.06)            (0.02)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (2.84)            (3.24)
==============================================================================================
    Total from investment operations                              (2.90)            (3.26)
==============================================================================================
Net asset value, end of period                                  $  3.84           $  6.74
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                  (43.03)%          (32.60)%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $40,097           $43,732
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.86%(c)          1.72%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers                                              2.40%(c)          2.47%(d)
==============================================================================================
Ratio of net investment income (loss) to average net assets       (1.52)%(c)        (0.66)%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate                                             215%               54%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charge and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $36,906,921.
(d)  Annualized.

                                                                          CLASS B
                                                              --------------------------------
                                                                              AUGUST 31, 2000
                                                                              (DATE OPERATIONS
                                                               YEAR ENDED      COMMENCED) TO
                                                              DECEMBER 31,      DECEMBER 31,
                                                                2001(a)           2000(a)
                                                              ------------    ----------------
Net asset value, beginning of period                            $  6.72           $ 10.00
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.09)            (0.04)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (2.82)            (3.24)
==============================================================================================
    Total from investment operations                              (2.91)            (3.28)
==============================================================================================
Net asset value, end of period                                  $  3.81           $  6.72
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                  (43.30)%          (32.80)%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $21,318           $21,296
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 2.51%(c)          2.41%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers                                              3.05%(c)          3.16%(d)
==============================================================================================
Ratio of net investment income (loss) to average net assets       (2.17)%(c)        (1.36)%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate                                             215%               54%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charge and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $19,776,096.
(d)  Annualized.

                                                                          CLASS C
                                                              --------------------------------
                                                                              AUGUST 31, 2000
                                                                              (DATE OPERATIONS
                                                               YEAR ENDED      COMMENCED) TO
                                                              DECEMBER 31,      DECEMBER 31,
                                                                2001(a)           2000(a)
                                                              ------------    ----------------
Net asset value, beginning of period                            $  6.73           $ 10.00
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.09)            (0.04)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (2.83)            (3.23)
==============================================================================================
    Total from investment operations                              (2.92)            (3.27)
==============================================================================================
Net asset value, end of period                                  $  3.81           $  6.73
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                  (43.39)%          (32.70)%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $10,465           $10,349
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers                                                 2.51%(c)          2.41%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers                                              3.05%(c)          3.16%(d)
==============================================================================================
Ratio of net investment income (loss) to average net assets       (2.17)%(c)        (1.35)%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate                                             215%               54%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charge and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $9,559,894.
(d)  Annualized.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Board of Trustees and Shareholders of AIM Select Equity Fund:

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Select Equity Fund, formerly known as the AIM Select Growth Fund, (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before December 31, 1999 were audited by other independent accountants whose report, dated February 14, 2000, expressed an unqualified opinion thereon.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       February 14, 2002
                       Houston, Texas

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                               MARKET
                                                 SHARES        VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-97.52%

ADVERTISING-1.96%

Interpublic Group of Cos., Inc. (The)             235,000   $  6,941,900
------------------------------------------------------------------------
Lamar Advertising Co.(a)                          248,000     10,500,320
========================================================================
                                                              17,442,220
========================================================================

AIRLINES-0.45%

AirTran Holdings, Inc.(a)                         600,000      3,960,000
========================================================================

ALUMINUM-1.66%

Alcoa Inc.                                        415,000     14,753,250
========================================================================

APPAREL RETAIL-1.94%

Gap, Inc. (The)                                   735,000     10,245,900
------------------------------------------------------------------------
Ross Stores, Inc.                                 216,400      6,942,112
========================================================================
                                                              17,188,012
========================================================================

APPLICATION SOFTWARE-3.08%

Amdocs Ltd. (United Kingdom)(a)                   178,000      6,046,660
------------------------------------------------------------------------
National Instruments Corp.(a)                     316,000     11,837,360
------------------------------------------------------------------------
PeopleSoft, Inc.(a)                               126,000      5,065,200
------------------------------------------------------------------------
Secure Computing Corp.(a)                         214,500      4,407,975
========================================================================
                                                              27,357,195
========================================================================

BANKS-2.55%

Bank of America Corp.                             359,100     22,605,345
========================================================================

BIOTECHNOLOGY-0.66%

Gilead Sciences, Inc.(a)                           89,500      5,881,940
========================================================================

BROADCASTING & CABLE TV-4.54%

Charter Communications, Inc.-Class A(a)           350,000      5,750,500
------------------------------------------------------------------------
Clear Channel Communications, Inc.(a)             100,000      5,091,000
------------------------------------------------------------------------
Comcast Corp.-Class A(a)                          241,000      8,676,000
------------------------------------------------------------------------
Cox Communications, Inc.-Class A(a)               215,000      9,010,650
------------------------------------------------------------------------
Hispanic Broadcasting Corp.(a)                    276,000      7,038,000
------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)          117,000      4,733,820
========================================================================
                                                              40,299,970
========================================================================

BUILDING PRODUCTS-3.80%

American Standard Cos. Inc.(a)                    266,000     18,149,180
------------------------------------------------------------------------
Masco Corp.                                       636,000     15,582,000
========================================================================
                                                              33,731,180
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

COMPUTER STORAGE & PERIPHERALS-0.50%

Electronics for Imaging, Inc.(a)                  196,900   $  4,392,839
========================================================================

CONSUMER ELECTRONICS-1.37%

Koninklijke (Royal) Philips Electronics
  N.V.-ADR (Netherlands)                          416,207     12,115,786
========================================================================

CONSUMER FINANCE-0.64%

AmeriCredit Corp.(a)                              181,100      5,713,705
========================================================================

DATA PROCESSING SERVICES-6.12%

BISYS Group, Inc. (The)(a)                        218,000     13,949,820
------------------------------------------------------------------------
Ceridian Corp.(a)                                 994,500     18,646,875
------------------------------------------------------------------------
First Data Corp.                                  163,000     12,787,350
------------------------------------------------------------------------
Fiserv, Inc.(a)                                   211,912      8,968,116
========================================================================
                                                              54,352,161
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.85%

Equifax Inc.                                      117,000      2,825,550
------------------------------------------------------------------------
H&R Block, Inc.                                   502,000     22,439,400
========================================================================
                                                              25,264,950
========================================================================

DIVERSIFIED FINANCIAL SERVICES-8.50%

American Capital Strategies, Ltd.                 199,600      5,658,660
------------------------------------------------------------------------
Citigroup Inc.                                    438,500     22,135,480
------------------------------------------------------------------------
Freddie Mac                                       259,860     16,994,844
------------------------------------------------------------------------
J.P. Morgan Chase & Co.                           446,000     16,212,100
------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      92,800      6,199,040
------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         158,000      8,234,960
========================================================================
                                                              75,435,084
========================================================================

DRUG RETAIL-0.50%

Walgreen Co.                                      133,000      4,476,780
========================================================================

ELECTRIC UTILITIES-2.56%

Duke Energy Corp.                                 115,000      4,514,900
------------------------------------------------------------------------
Orion Power Holdings, Inc.(a)                     164,000      4,280,400
------------------------------------------------------------------------
PG&E Corp.                                        722,000     13,891,280
========================================================================
                                                              22,686,580
========================================================================

ENVIRONMENTAL SERVICES-3.26%

Tetra Tech, Inc.                                  471,750      9,392,542
------------------------------------------------------------------------
Waste Management, Inc.                            614,000     19,592,740
========================================================================
                                                              28,985,282
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

FOOD RETAIL-1.59%

Kroger Co. (The)(a)                               675,000   $ 14,087,250
========================================================================

GENERAL MERCHANDISE STORES-1.62%

Target Corp.                                      350,000     14,367,500
========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-4.79%

Express Scripts, Inc.(a)                          240,000     11,222,400
------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)           100,000      8,085,000
------------------------------------------------------------------------
McKesson Corp.                                    368,000     13,763,200
------------------------------------------------------------------------
Quest Diagnostics Inc.(a)                         132,000      9,465,720
========================================================================
                                                              42,536,320
========================================================================

HEALTH CARE EQUIPMENT-0.26%

Bruker Daltonics, Inc.(a)                         140,000      2,289,000
========================================================================

HEALTH CARE FACILITIES-3.92%

Community Health Systems, Inc.(a)                 150,000      3,825,000
------------------------------------------------------------------------
HCA Inc.                                          150,000      5,781,000
------------------------------------------------------------------------
Health Management Associates, Inc.-Class A(a)     249,800      4,596,320
------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                      193,600      6,590,144
------------------------------------------------------------------------
Province Healthcare Co.(a)                        150,000      4,629,000
------------------------------------------------------------------------
Universal Health Services, Inc.-Class B(a)        220,000      9,411,600
========================================================================
                                                              34,833,064
========================================================================

INDUSTRIAL CONGLOMERATES-3.47%

General Electric Co.                              318,000     12,745,440
------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                 306,000     18,023,400
========================================================================
                                                              30,768,840
========================================================================

INSURANCE BROKERS-0.98%

Marsh & McLennan Cos., Inc.                        81,000      8,703,450
========================================================================

IT CONSULTING & SERVICES-0.96%

Affiliated Computer Services, Inc.-Class A(a)      80,500      8,543,465
========================================================================

LEISURE PRODUCTS-1.52%

Mattel, Inc.                                      784,000     13,484,800
========================================================================

LIFE & HEALTH INSURANCE-1.74%

AFLAC, Inc.                                       273,500      6,717,160
------------------------------------------------------------------------
UnumProvident Corp.                               328,000      8,695,280
========================================================================
                                                              15,412,440
========================================================================

MANAGED HEALTH CARE-2.02%

CIGNA Corp.                                        50,000      4,632,500
------------------------------------------------------------------------
UnitedHealth Group Inc.                           188,200     13,318,914
========================================================================
                                                              17,951,414
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

MOVIES & ENTERTAINMENT-2.76%

AOL Time Warner Inc.(a)                           424,500   $ 13,626,450
------------------------------------------------------------------------
Macrovision Corp.(a)                              175,000      6,163,500
------------------------------------------------------------------------
Viacom Inc.-Class B(a)                            107,300      4,737,295
========================================================================
                                                              24,527,245
========================================================================

MULTI-LINE INSURANCE-0.58%

American International Group, Inc.                 65,000      5,161,000
========================================================================

MULTI-UTILITIES-0.28%

Dynegy Inc.-Class A                                97,000      2,473,500
========================================================================

NETWORKING EQUIPMENT-0.56%

Cisco Systems, Inc.(a)                            275,000      4,980,250
========================================================================

OIL & GAS DRILLING-3.92%

ENSCO International Inc.                          528,600     13,135,710
------------------------------------------------------------------------
Noble Drilling Corp.(a)                           180,000      6,127,200
------------------------------------------------------------------------
Transocean Sedco Forex Inc.                       459,210     15,530,482
========================================================================
                                                              34,793,392
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.37%

Apache Corp.                                       66,220      3,303,054
========================================================================

PAPER PRODUCTS-1.50%

International Paper Co.                           331,000     13,355,850
========================================================================

PHARMACEUTICALS-2.47%

Allergan, Inc.                                     63,000      4,728,150
------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                       77,000      6,310,150
------------------------------------------------------------------------
Pfizer Inc.                                       122,700      4,889,595
------------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd.
  (Israel)(a)                                     150,000      5,992,500
========================================================================
                                                              21,920,395
========================================================================

PROPERTY & CASUALTY INSURANCE-2.41%

Radian Group Inc.                                 141,000      6,055,950
------------------------------------------------------------------------
XL Capital Ltd.-Class A (Bermuda)                 168,000     15,348,480
========================================================================
                                                              21,404,430
========================================================================

REINSURANCE-0.60%

Everest Re Group, Ltd. (Bermuda)                   75,000      5,302,500
========================================================================

RESTAURANTS-0.97%

Jack in the Box Inc.(a)                           313,400      8,631,036
========================================================================

SEMICONDUCTOR EQUIPMENT-2.47%

Applied Materials, Inc.(a)                        300,000     12,030,000
------------------------------------------------------------------------
KLA-Tencor Corp.(a)                               200,000      9,912,000
========================================================================
                                                              21,942,000
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

SEMICONDUCTORS-1.68%

Intel Corp.                                        75,000   $  2,358,750
------------------------------------------------------------------------
Microsemi Corp.(a)                                 50,000      1,485,000
------------------------------------------------------------------------
Texas Instruments Inc.                            250,000      7,000,000
------------------------------------------------------------------------
Zoran Corp.(a)                                    125,000      4,080,000
========================================================================
                                                              14,923,750
========================================================================

SOFT DRINKS-0.94%

PepsiCo, Inc.                                     172,000      8,374,680
========================================================================

SYSTEMS SOFTWARE-3.88%

BMC Software, Inc.(a)                             384,000      6,286,080
------------------------------------------------------------------------
Computer Associates International, Inc.           452,000     15,589,480
------------------------------------------------------------------------
Microsoft Corp.(a)                                190,000     12,591,300
========================================================================
                                                              34,466,860
========================================================================

TELECOMMUNICATIONS EQUIPMENT-1.44%

UTStarcom, Inc.(a)                                450,000     12,825,000
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

WIRELESS TELECOMMUNICATION SERVICES-0.88%

Nextel Communications, Inc.-Class A(a)            367,000   $  4,022,320
------------------------------------------------------------------------
Nextel Partners, Inc.-Class A(a)                  319,000      3,828,000
========================================================================
                                                               7,850,320
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $807,597,431)                          865,855,084
========================================================================

MONEY MARKET FUNDS-4.47%

STIC Liquid Assets Portfolio(b)                19,855,197     19,855,197
------------------------------------------------------------------------
STIC Prime Portfolio(b)                        19,855,197     19,855,197
========================================================================
    Total Money Market Funds (Cost
      $39,710,394)                                            39,710,394
========================================================================
TOTAL INVESTMENTS-101.99% (Cost $847,307,825)                905,565,478
========================================================================
OTHER ASSETS LESS LIABILITIES-(1.99%)                        (17,672,917)
========================================================================
NET ASSETS-100.00%                                          $887,892,561
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost
  $847,307,825)*                                $905,565,478
------------------------------------------------------------
Receivables for:
  Fund shares sold                                   964,687
------------------------------------------------------------
  Dividends                                          292,975
------------------------------------------------------------
Investment for deferred compensation plan             80,091
------------------------------------------------------------
Collateral for securities loaned                  20,804,775
------------------------------------------------------------
Other assets                                          31,279
============================================================
    Total assets                                 927,739,285
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           13,953,069
------------------------------------------------------------
  Fund shares reacquired                           3,662,953
------------------------------------------------------------
  Deferred compensation plan                          80,091
------------------------------------------------------------
  Collateral upon return of securities loaned     20,804,775
------------------------------------------------------------
Accrued distribution fees                            865,944
------------------------------------------------------------
Accrued transfer agent fees                          367,879
------------------------------------------------------------
Accrued operating expenses                           112,013
============================================================
    Total liabilities                             39,846,724
============================================================
Net assets applicable to shares outstanding     $887,892,561
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $396,778,567
____________________________________________________________
============================================================
Class B                                         $432,002,178
____________________________________________________________
============================================================
Class C                                         $ 59,111,816
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           23,333,935
____________________________________________________________
============================================================
Class B                                           27,803,405
____________________________________________________________
============================================================
Class C                                            3,808,999
____________________________________________________________
============================================================

Class A:

  Net asset value per share                     $      17.00
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $17.00 divided by
      94.50%)                                   $      17.99
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $      15.54
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $      15.52
____________________________________________________________
============================================================

* At December 31, 2001, securities with an aggregate market value of $20,581,875 were on loan to brokers.

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $13,367)                                     $   5,035,831
------------------------------------------------------------
Dividends from affiliated money market funds       2,791,822
------------------------------------------------------------
Interest                                              63,141
------------------------------------------------------------
Security lending income                               29,769
============================================================
    Total investment income                        7,920,563
============================================================

EXPENSES:

Advisory fees                                      6,487,014
------------------------------------------------------------
Administrative services fees                         148,860
------------------------------------------------------------
Custodian fees                                       112,232
------------------------------------------------------------
Distribution fees -- Class A                       1,072,072
------------------------------------------------------------
Distribution fees -- Class B                       5,043,700
------------------------------------------------------------
Distribution fees -- Class C                         627,234
------------------------------------------------------------
Transfer agent fees -- Class A                     1,145,962
------------------------------------------------------------
Transfer agent fees -- Class B                     1,399,499
------------------------------------------------------------
Transfer agent fees -- Class C                       174,042
------------------------------------------------------------
Trustees' fees                                        12,193
------------------------------------------------------------
Other                                                490,699
============================================================
    Total expenses                                16,713,507
============================================================
Less: Fees waived                                     (3,800)
------------------------------------------------------------
    Expenses paid indirectly                         (20,878)
============================================================
    Net expenses                                  16,688,829
============================================================
Net investment income (loss)                      (8,768,266)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                     (63,074,168)
============================================================
Change in net unrealized appreciation
  (depreciation) of investment securities       (268,042,127)
============================================================
Net gain (loss) from investment securities      (331,116,295)
============================================================
Net increase (decrease) in net assets
  resulting from operations                    $(339,884,561)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                   2001              2000
                                                              --------------    --------------
OPERATIONS:

  Net investment income (loss)                                $   (8,768,266)   $   (6,192,102)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    futures contracts                                            (63,074,168)      153,404,957
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       (268,042,127)     (209,245,233)
==============================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                (339,884,561)      (62,032,378)
==============================================================================================

Distributions to shareholders from net realized gains:
  Class A                                                           (302,937)      (59,353,657)
----------------------------------------------------------------------------------------------
  Class B                                                           (357,522)      (80,285,223)
----------------------------------------------------------------------------------------------
  Class C                                                            (50,347)       (8,275,783)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                          6,643,157       150,959,050
----------------------------------------------------------------------------------------------
  Class B                                                        (51,890,759)      181,653,821
----------------------------------------------------------------------------------------------
  Class C                                                          8,259,467        63,351,899
==============================================================================================
    Net increase (decrease) in net assets                       (377,583,502)      186,017,729
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,265,476,063     1,079,458,334
==============================================================================================
  End of year                                                 $  887,892,561    $1,265,476,063
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $  899,675,016    $  945,455,716
----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        (102,880)         (101,758)
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and futures contracts                             (69,937,228)       (6,177,675)
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities                58,257,653       326,299,780
==============================================================================================
                                                              $  887,892,561    $1,265,476,063
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Select Equity Fund, formerly AIM Select Growth Fund, (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

   On December 31, 2001, undistributed net investment income was increased by $8,767,144, undistributed net realized gains increased by $25,421 and shares of beneficial interest decreased by $8,792,565 as a result of net operating loss reclassifications and other reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund has as capital loss carryforward of $47,261,707 as of December 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2009. As of December 31, 2001 the Fund has a post-October capital loss deferral of $22,675,519 which will be recognized in the following tax year.

E. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

F. Expenses -- Distribution expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. Effective July 1, 2001, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $3,800.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2001, AIM was paid $148,860 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2001, AFS was paid $1,418,948 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $1,072,072, $5,043,700 and $627,234, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $205,791 from sales of the Class A shares of the Fund during the year ended December 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 2001, AIM Distributors received $32,135 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $6,615 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $14,056 and reductions in custodian fees of $6,822 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $20,878.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At December 31, 2001, securities with an aggregate value of $20,581,875 were on loan to brokers. The loans were secured by cash collateral of $20,804,775 received by the Fund and subsequently invested in STIC Liquid Assets Portfolio, an affiliated money market fund. For the year ended December 31, 2001, the Fund received fees of $29,769 for securities lending.

NOTE 7-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                    2001          2000
                                  --------    ------------
Distributions paid from
  long-term capital gain          $710,806    $147,914,663
__________________________________________________________
==========================================================

  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward                    $(47,261,707)
---------------------------------------------------------
Unrealized appreciation                        35,479,252
=========================================================
                                             $(11,782,455)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of capital losses incurred after October 31, and other deferrals.

NOTE 8-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $1,115,924,913 and $1,113,910,482, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $126,221,248
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (67,963,595)
=========================================================
Net unrealized appreciation of investment
  securities                                 $ 58,257,653
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $847,307,825.

NOTE 9-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                         2001                           2000
                                                              ---------------------------    ---------------------------
                                                                SHARES         AMOUNT          SHARES         AMOUNT
                                                              ----------    -------------    ----------    -------------
Sold:
  Class A                                                      6,672,144    $ 124,637,977     6,779,004    $ 198,529,121
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      4,452,066       77,747,707     7,978,650      219,786,359
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,686,037       28,895,794     2,377,973       64,756,969
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         17,383          291,047     2,458,664       56,574,104
------------------------------------------------------------------------------------------------------------------------
  Class B                                                         21,814          329,884     3,538,127       74,996,759
------------------------------------------------------------------------------------------------------------------------
  Class C                                                          3,040           46,562       377,111        7,983,463
========================================================================================================================
Reacquired:
  Class A                                                     (6,609,149)    (118,285,867)   (3,586,000)    (104,144,175)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (8,062,270)    (129,968,351)   (4,240,494)    (113,129,297)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,300,657)     (20,682,889)     (364,164)      (9,388,533)
========================================================================================================================
                                                              (3,119,592)   $ (36,988,136)   15,318,871    $ 395,964,770
________________________________________________________________________________________________________________________
========================================================================================================================


NOTE 10-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                              ----------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------
                                                              2001(a)       2000(a)       1999        1998      1997(a)
                                                              --------      --------    --------    --------    --------
Net asset value, beginning of period                          $  22.88      $  26.23    $  19.35    $  15.67    $  14.78
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.08)        (0.01)      (0.06)      (0.04)       0.01
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (5.79)        (0.44)       8.00        4.24        2.82
========================================================================================================================
    Total from investment operations                             (5.87)        (0.45)       7.94        4.20        2.83
========================================================================================================================
Less distributions:
  Dividends from net investment income                              --            --          --          --       (0.01)
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.01)        (2.90)      (1.06)      (0.52)      (1.93)
========================================================================================================================
    Total distributions                                          (0.01)        (2.90)      (1.06)      (0.52)      (1.94)
========================================================================================================================
Net asset value, end of period                                $  17.00      $  22.88    $  26.23    $  19.35    $  15.67
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                 (25.64)%       (1.77)%     41.48%      27.09%      19.54%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $396,779      $532,042    $461,628    $320,143    $266,168
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets                           1.24%(c)      1.07%       1.09%       1.11%       1.13%
========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.45)%(c)    (0.02)%     (0.31)%     (0.22)%      0.04%
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                            117%           56%         31%         68%        110%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include sales charges.
(c)  Ratios are based on average daily net assets of $428,828,804.

                                                                        CLASS B
                                               ----------------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
                                               ----------------------------------------------------------
                                               2001(a)       2000(a)     1999(a)       1998      1997(a)
                                               --------      --------    --------    --------    --------
Net asset value, beginning of period           $  21.07      $  24.57    $  18.33    $  14.98    $  14.32
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    (0.20)        (0.22)      (0.23)      (0.17)      (0.13)
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      (5.32)        (0.38)       7.53        4.04        2.72
=========================================================================================================
  Total from investment operations                (5.52)        (0.60)       7.30        3.87        2.59
=========================================================================================================
Less distributions from net realized gains        (0.01)        (2.90)      (1.06)      (0.52)      (1.93)
=========================================================================================================
Net asset value, end of period                 $  15.54      $  21.07    $  24.57    $  18.33    $  14.98
_________________________________________________________________________________________________________
=========================================================================================================
Total return(b)                                  (26.19)%       (2.50)%     40.29%      26.13%      18.50%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $432,002      $661,445    $592,555    $428,002    $356,186
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets            2.00%(c)      1.84%       1.90%       1.93%       1.99%
=========================================================================================================
Ratio of net investment income (loss) to
  average net assets                              (1.21)%(c)    (0.80)%     (1.12)%     (1.04)%     (0.82)%
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate                             117%           56%         31%         68%        110%
_________________________________________________________________________________________________________
=========================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $504,370,050.

                                                                                         CLASS C
                                                              --------------------------------------------------------------
                                                                                                             AUGUST 4, 1997
                                                                                                            (DATE OPERATIONS
                                                                       YEAR ENDED DECEMBER 31,               COMMENCED) TO
                                                              ------------------------------------------      DECEMBER 31,
                                                              2001(a)      2000(a)    1999(a)    1998(a)        1997(a)
                                                              -------      -------    -------    -------    ----------------
Net asset value, beginning of period                          $ 21.05      $ 24.55    $ 18.32    $ 14.98         $17.65
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.20)       (0.22)     (0.23)     (0.17)         (0.04)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (5.32)       (0.38)      7.52       4.03          (0.70)
============================================================================================================================
    Total from investment operations                            (5.52)       (0.60)      7.29       3.86          (0.74)
============================================================================================================================
Less distributions from net realized gains                      (0.01)       (2.90)     (1.06)     (0.52)         (1.93)
============================================================================================================================
Net asset value, end of period                                $ 15.52      $ 21.05    $ 24.55    $ 18.32         $14.98
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                (26.21)%      (2.50)%    40.26%     26.07%         (3.86)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $59,112      $71,989    $25,275    $ 8,501         $1,189
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                          2.00%(c)     1.84%      1.90%      1.93%          1.95%(d)
============================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.21)%(c)   (0.80)%    (1.12)%    (1.04)%        (0.77)%(d)
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                           117%          56%        31%        68%           110%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $62,723,395.
(d)  Annualized.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Board of Trustees and Shareholders of AIM Small Cap Equity Fund:

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Small Cap Equity Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       February 14, 2002
                       Houston, Texas

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                              MARKET
                                                SHARES        VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-93.84%

AEROSPACE & DEFENSE-1.06%

United Defense Industries, Inc.(a)               100,000   $  2,105,000
=======================================================================

AIR FREIGHT & COURIERS-0.70%

UTI Worldwide, Inc.                               70,800      1,385,556
=======================================================================

AIRLINES-0.52%

AirTran Holdings, Inc.(a)                        156,000      1,029,600
=======================================================================

APPAREL RETAIL-2.23%

Abercrombie & Fitch Co.-Class A(a)                69,500      1,843,835
-----------------------------------------------------------------------
Genesco Inc.(a)                                   57,200      1,187,472
-----------------------------------------------------------------------
Ross Stores, Inc.                                 43,400      1,392,272
=======================================================================
                                                              4,423,579
=======================================================================

APPLICATION SOFTWARE-4.20%

Eclipsys Corp.(a)                                 97,600      1,634,800
-----------------------------------------------------------------------
MSC.Software Corp.(a)                             73,000      1,138,800
-----------------------------------------------------------------------
National Instruments Corp.(a)                     45,900      1,719,414
-----------------------------------------------------------------------
PLATO Learning, Inc.(a)                           74,000      1,229,140
-----------------------------------------------------------------------
Renaissance Learning, Inc.(a)                     48,000      1,462,560
-----------------------------------------------------------------------
Secure Computing Corp.(a)                         56,400      1,159,020
=======================================================================
                                                              8,343,734
=======================================================================

AUTO PARTS & EQUIPMENT-0.76%

Tower Automotive, Inc.(a)                        168,400      1,520,652
=======================================================================

BANKS-0.48%

TCF Financial Corp.                               20,100        964,398
=======================================================================

BIOTECHNOLOGY-0.49%

Transkaryotic Therapies, Inc.(a)                  23,000        984,400
=======================================================================

BROADCASTING & CABLE TV-3.36%

Cox Radio, Inc.-Class A(a)                        27,300        695,604
-----------------------------------------------------------------------
Entercom Communications Corp.(a)                  22,200      1,110,000
-----------------------------------------------------------------------
Entravision Communications Corp.-Class A(a)      140,700      1,681,365
-----------------------------------------------------------------------
Hispanic Broadcasting Corp.(a)                    46,600      1,188,300
-----------------------------------------------------------------------
Mediacom Communications Corp.(a)                 110,000      2,008,600
=======================================================================
                                                              6,683,869
=======================================================================

CATALOG RETAIL-2.30%

Insight Enterprises, Inc.(a)                      96,250      2,367,750
-----------------------------------------------------------------------
J. Jill Group Inc.(a)                            102,600      2,208,978
=======================================================================
                                                              4,576,728
=======================================================================

COMPUTER STORAGE & PERIPHERALS-0.76%

Electronics for Imaging, Inc.(a)                  67,400      1,503,694
=======================================================================

                                                              MARKET
                                                SHARES        VALUE

CONSTRUCTION & ENGINEERING-0.72%

Granite Construction Inc.                         59,600   $  1,435,168
=======================================================================

CONSTRUCTION & FARM MACHINERY-1.68%

AGCO Corp.(a)                                    100,000      1,578,000
-----------------------------------------------------------------------
Terex Corp.(a)                                   100,000      1,754,000
=======================================================================
                                                              3,332,000
=======================================================================

CONSTRUCTION MATERIALS-1.04%

Florida Rock Industries, Inc.                     56,300      2,059,454
=======================================================================

CONSUMER FINANCE-3.31%

AmeriCredit Corp.(a)                              76,600      2,416,730
-----------------------------------------------------------------------
Metris Cos. Inc.                                  80,100      2,059,371
-----------------------------------------------------------------------
New Century Financial Corp.                      103,000      1,393,590
-----------------------------------------------------------------------
Saxon Capital Acquisition Corp. (Acquired
  07/27/01; Cost $707,000)(a)(b)                  70,000        708,750
=======================================================================
                                                              6,578,441
=======================================================================

DATA PROCESSING SERVICES-0.88%

Alliance Data Systems Corp.(a)                    91,600      1,754,140
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-5.59%

Edison Schools Inc.(a)                           103,560      2,034,954
-----------------------------------------------------------------------
Iron Mountain Inc.(a)                             18,000        788,400
-----------------------------------------------------------------------
NCO Group, Inc.(a)                                95,600      2,189,240
-----------------------------------------------------------------------
Pre-Paid Legal Services, Inc.(a)                  90,800      1,988,520
-----------------------------------------------------------------------
Profit Recovery Group International, Inc.
  (The)(a)                                       252,800      2,060,320
-----------------------------------------------------------------------
Sylvan Learning Systems, Inc.(a)                  92,600      2,043,682
=======================================================================
                                                             11,105,116
=======================================================================

DIVERSIFIED FINANCIAL SERVICES-2.55%

Affiliated Managers Group, Inc.(a)                27,200      1,917,056
-----------------------------------------------------------------------
American Capital Strategies, Ltd.                 46,700      1,323,945
-----------------------------------------------------------------------
W.P. Stewart & Co., Ltd. (Bermuda)                70,000      1,834,000
=======================================================================
                                                              5,075,001
=======================================================================

DIVERSIFIED METALS & MINING-0.35%

Massey Energy Co.                                 33,500        694,455
=======================================================================

DRUG RETAIL-0.65%

Duane Reade Inc.(a)                               42,600      1,292,910
=======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.69%

Wilson Greatbatch Technologies, Inc.(a)           38,000      1,371,800
=======================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-5.85%

Amphenol Corp.-Class A(a)                         31,400      1,508,770
-----------------------------------------------------------------------
CTS Corp.                                         80,500      1,279,950
-----------------------------------------------------------------------
DSP Group, Inc.(a)                                67,600      1,572,376
-----------------------------------------------------------------------
Garmin Ltd. (Cayman Islands)(a)                   87,500      1,865,500
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
ELECTRONIC EQUIPMENT & INSTRUMENTS-(CONTINUED)

Technitrol, Inc.                                  59,000   $  1,629,580
-----------------------------------------------------------------------
Tektronix, Inc.(a)                                76,000      1,959,280
-----------------------------------------------------------------------
Varian Inc.(a)                                    55,800      1,810,152
=======================================================================
                                                             11,625,608
=======================================================================

ENVIRONMENTAL SERVICES-0.76%

Tetra Tech, Inc.                                  76,000      1,513,160
=======================================================================

FOOD RETAIL-0.85%

Casey's General Stores, Inc.                     112,800      1,680,720
=======================================================================

GENERAL MERCHANDISE STORES-0.80%

Tuesday Morning Corp.(a)                          88,300      1,597,347
=======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-4.34%

Apria Healthcare Group Inc.(a)                    59,100      1,476,909
-----------------------------------------------------------------------
D & K Healthcare Resources, Inc.                  26,000      1,480,700
-----------------------------------------------------------------------
First Horizon Pharmaceutical Corp.(a)             23,900        702,421
-----------------------------------------------------------------------
Genesis Health Ventures, Inc.(a)                  65,100      1,399,650
-----------------------------------------------------------------------
MAXIMUS, Inc.(a)                                  44,000      1,850,640
-----------------------------------------------------------------------
Option Care, Inc.(a)                              88,100      1,722,355
=======================================================================
                                                              8,632,675
=======================================================================

HEALTH CARE EQUIPMENT-1.35%

Apogent Technologies Inc.(a)                      56,300      1,452,540
-----------------------------------------------------------------------
CardioDynamics International Corp.(a)            185,000      1,222,850
=======================================================================
                                                              2,675,390
=======================================================================

HEALTH CARE FACILITIES-2.13%

LifePoint Hospitals, Inc.(a)                      40,200      1,368,408
-----------------------------------------------------------------------
U.S. Physical Therapy, Inc.(a)                    55,600        898,496
-----------------------------------------------------------------------
VCA Antech, Inc.(a)                              162,500      1,969,500
=======================================================================
                                                              4,236,404
=======================================================================

HOUSEHOLD APPLIANCES-0.93%

Snap-on Inc.                                      54,800      1,844,568
=======================================================================

HOUSEHOLD PRODUCTS-0.76%

Dial Corp. (The)                                  88,000      1,509,200
=======================================================================

INDUSTRIAL MACHINERY-0.92%

Flowserve Corp.(a)                                69,100      1,838,751
=======================================================================

INSURANCE BROKERS-0.57%

Willis Group Holdings Ltd. (United
  Kingdom)(a)                                     48,300      1,137,465
=======================================================================

INTERNET SOFTWARE & SERVICES-2.02%

Hotel Reservations Network, Inc.-Class A(a)       39,700      1,826,200
-----------------------------------------------------------------------
Quovadx, Inc.(a)                                 119,500      1,093,425
-----------------------------------------------------------------------
Stellent, Inc.(a)                                 37,200      1,099,632
=======================================================================
                                                              4,019,257
=======================================================================

IT CONSULTING & SERVICES-1.96%

Tier Technologies, Inc.-Class B(a)               100,000      2,156,000
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
IT CONSULTING & SERVICES-(CONTINUED)

Titan Corp. (The)(a)                              69,500   $  1,734,025
=======================================================================
                                                              3,890,025
=======================================================================

LEISURE PRODUCTS-1.02%

Direct Focus, Inc.(a)                             64,800      2,021,760
=======================================================================

LIFE & HEALTH INSURANCE-0.43%

Phoenix Cos., Inc. (The)(a)                       45,700        845,450
=======================================================================

MANAGED HEALTH CARE-1.60%

Centene Corp.(a)                                  61,500      1,349,925
-----------------------------------------------------------------------
Orthodontic Centers of America, Inc.(a)           59,700      1,820,850
=======================================================================
                                                              3,170,775
=======================================================================

MOVIES & ENTERTAINMENT-1.16%

Alliance Atlantis Communications Inc.-Class B
  (Canada)(a)                                    105,000      1,186,629
-----------------------------------------------------------------------
Championship Auto Racing Teams, Inc.(a)           69,000      1,110,210
=======================================================================
                                                              2,296,839
=======================================================================

MULTI-UTILITIES-0.98%

MDU Resources Group, Inc.                         69,300      1,950,795
=======================================================================

MUTUAL FUNDS-0.97%

MCG Capital Corp.(a)                             108,400      1,929,520
=======================================================================

NETWORKING EQUIPMENT-0.64%

Lantronix, Inc.(a)                               200,000      1,264,000
=======================================================================

OFFICE ELECTRONICS-0.88%

IKON Office Solutions, Inc.                      149,200      1,744,148
=======================================================================

OIL & GAS DRILLING-0.97%

Pride International, Inc.(a)                     128,100      1,934,310
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-1.64%

Core Laboratories N.V. (Netherlands)(a)          110,500      1,549,210
-----------------------------------------------------------------------
Key Energy Services, Inc.(a)                     185,800      1,709,360
=======================================================================
                                                              3,258,570
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.80%

Forest Oil Corp.(a)                               50,450      1,423,194
-----------------------------------------------------------------------
XTO Energy, Inc.                                 123,400      2,159,500
=======================================================================
                                                              3,582,694
=======================================================================

PACKAGED FOODS-1.43%

Hain Celestial Group, Inc.(a)                     67,000      1,839,820
-----------------------------------------------------------------------
Suprema Specialties, Inc.(a)                     100,000      1,000,000
=======================================================================
                                                              2,839,820
=======================================================================

PHARMACEUTICALS-0.46%

ICN Pharmaceuticals, Inc.                         27,100        907,850
=======================================================================

PROPERTY & CASUALTY INSURANCE-2.10%

PMA Capital Corp.-Class A                        100,000      1,930,000
-----------------------------------------------------------------------
Vesta Insurance Group, Inc.                       94,200        753,600
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
PROPERTY & CASUALTY INSURANCE-(CONTINUED)

W. R. Berkley Corp.                               27,800   $  1,492,860
=======================================================================
                                                              4,176,460
=======================================================================

RAILROADS-1.07%

Genesee & Wyoming Inc.-Class A(a)                 65,000      2,122,250
=======================================================================

REAL ESTATE INVESTMENT TRUSTS-4.30%

America First Mortgage Investments, Inc.         150,000      1,312,500
-----------------------------------------------------------------------
Annaly Mortgage Management Inc.                  111,000      1,776,000
-----------------------------------------------------------------------
Anworth Mortgage Asset Corp.                     200,000      1,820,000
-----------------------------------------------------------------------
CarrAmerica Realty Corp.                          65,900      1,983,590
-----------------------------------------------------------------------
FBR Asset Investment Corp.                        59,100      1,660,710
=======================================================================
                                                              8,552,800
=======================================================================

REINSURANCE-1.45%

Annuity and Life Reassurance Holdings, Ltd.
  (Bermuda)                                       68,700      1,725,057
-----------------------------------------------------------------------
PartnerRe Ltd. (Bermuda)                          21,400      1,155,600
=======================================================================
                                                              2,880,657
=======================================================================

RESTAURANTS-3.40%

AFC Enterprises, Inc.(a)                          75,000      2,129,250
-----------------------------------------------------------------------
Jack in the Box Inc.(a)                           43,700      1,203,498
-----------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(a)                30,500      1,442,650
-----------------------------------------------------------------------
Sonic Corp.(a)                                    54,900      1,976,400
=======================================================================
                                                              6,751,798
=======================================================================

SEMICONDUCTOR EQUIPMENT-1.53%

Brooks Automation, Inc.(a)                        46,500      1,891,155
-----------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                         33,500      1,158,765
=======================================================================
                                                              3,049,920
=======================================================================

SEMICONDUCTORS-1.86%

Alpha Industries, Inc.(a)                         26,500        577,700
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
SEMICONDUCTORS-(CONTINUED)

Fairchild Semiconductor Corp.-Class A(a)          72,500   $  2,044,500
-----------------------------------------------------------------------
Semtech Corp.(a)                                  30,000      1,070,700
=======================================================================
                                                              3,692,900
=======================================================================

SPECIALTY CHEMICALS-0.79%

International Flavors & Fragrances Inc.           52,600      1,562,746
=======================================================================

SPECIALTY STORES-3.12%

Foot Locker, Inc.(a)                              49,400        773,110
-----------------------------------------------------------------------
Rent-A-Center, Inc.(a)                            49,700      1,668,429
-----------------------------------------------------------------------
Sonic Automotive, Inc.(a)                         78,400      1,837,696
-----------------------------------------------------------------------
United Rentals, Inc.(a)                           84,400      1,915,880
=======================================================================
                                                              6,195,115
=======================================================================

SYSTEMS SOFTWARE-1.77%

Borland Software Corp.(a)                         58,200        911,412
-----------------------------------------------------------------------
Moldflow Corp.(a)                                 59,900        857,768
-----------------------------------------------------------------------
Wind River Systems, Inc.(a)                       97,500      1,746,225
=======================================================================
                                                              3,515,405
=======================================================================

TRUCKING-0.91%

Landstar System, Inc.(a)                          24,900      1,805,499
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $162,529,896)                         186,472,346
=======================================================================

MONEY MARKET FUNDS-5.95%

STIC Liquid Assets Portfolio(c)                5,912,747      5,912,747
-----------------------------------------------------------------------
STIC Prime Portfolio(c)                        5,912,747      5,912,747
=======================================================================
    Total Money Market Funds (Cost
      $11,825,494)                                           11,825,494
=======================================================================
TOTAL INVESTMENTS-99.79% (Cost $174,355,390)                198,297,840
=======================================================================
OTHER ASSETS LESS LIABILITIES-0.21%                             408,709
=======================================================================
NET ASSETS-100.00%                                         $198,706,549
_______________________________________________________________________
=======================================================================

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The market value of this security at 12/31/01 represented 0.36% of the Fund's net assets.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost
  $174,355,390)                                 $198,297,840
------------------------------------------------------------
Receivables for:
  Fund shares sold                                 3,396,993
------------------------------------------------------------
  Dividends                                          259,676
------------------------------------------------------------
Investment for deferred compensation plan              9,333
------------------------------------------------------------
Other assets                                          15,561
============================================================
    Total assets                                 201,979,403
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            2,027,702
------------------------------------------------------------
  Fund shares reacquired                             947,361
------------------------------------------------------------
  Deferred compensation plan                           9,333
------------------------------------------------------------
Accrued distribution fees                            177,845
------------------------------------------------------------
Accrued transfer agent fees                           59,085
------------------------------------------------------------
Accrued operating expenses                            51,528
============================================================
    Total liabilities                              3,272,854
============================================================
Net assets applicable to shares outstanding     $198,706,549
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $105,146,051
____________________________________________________________
============================================================
Class B                                         $ 64,012,241
____________________________________________________________
============================================================
Class C                                         $ 29,548,257
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           10,316,603
____________________________________________________________
============================================================
Class B                                            6,334,462
____________________________________________________________
============================================================
Class C                                            2,924,367
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $      10.19
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.19 divided by
      94.50%)                                   $      10.78
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $      10.11
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $      10.10
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Dividends                                        $ 1,047,706
------------------------------------------------------------
Dividends from affiliated money market funds         369,276
------------------------------------------------------------
Interest                                                  39
============================================================
    Total investment income                        1,417,021
============================================================

EXPENSES:

Advisory fees                                        997,232
------------------------------------------------------------
Administrative services fees                          50,000
------------------------------------------------------------
Custodian fees                                        38,112
------------------------------------------------------------
Distribution fees -- Class A                         216,534
------------------------------------------------------------
Distribution fees -- Class B                         382,833
------------------------------------------------------------
Distribution fees -- Class C                         171,712
------------------------------------------------------------
Transfer agent fees -- Class A                       184,325
------------------------------------------------------------
Transfer agent fees -- Class B                       118,756
------------------------------------------------------------
Transfer agent fees -- Class C                        53,266
------------------------------------------------------------
Trustees' fees                                         8,725
------------------------------------------------------------
Registration and filing fees                         132,293
------------------------------------------------------------
Other                                                101,128
============================================================
    Total expenses                                 2,454,916
============================================================
Less: Fees waived                                       (714)
------------------------------------------------------------
    Expenses paid indirectly                          (1,858)
============================================================
    Net expenses                                   2,452,344
============================================================
Net investment income (loss)                      (1,035,323)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES AND
  OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           (6,252,879)
------------------------------------------------------------
  Foreign currencies                                     560
------------------------------------------------------------
  Option contracts written                             3,570
============================================================
                                                  (6,248,749)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           21,878,546
------------------------------------------------------------
  Option contracts written                            (3,677)
============================================================
                                                  21,874,869
============================================================
Net gain from investment securities, foreign
  currencies and option contracts                 15,626,120
============================================================
Net increase in net assets resulting from
  operations                                     $14,590,797
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2001 and the period August 31, 2000 (date operations commenced) through December 31, 2000

                                                                  2001           2000
                                                              ------------    -----------
OPERATIONS:

  Net investment income (loss)                                $ (1,035,323)   $   (42,970)
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                   (6,248,749)    (3,388,953)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, and option contracts                            21,874,869      2,067,581
=========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                14,590,797     (1,364,342)
=========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                          (45,876)            --
-----------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       64,401,893     33,716,692
-----------------------------------------------------------------------------------------
  Class B                                                       43,327,916     16,719,812
-----------------------------------------------------------------------------------------
  Class C                                                       18,212,944      9,146,713
=========================================================================================
    Net increase in net assets                                 140,487,674     58,218,875
=========================================================================================

NET ASSETS:

  Beginning of year                                             58,218,875             --
=========================================================================================
  End of year                                                 $198,706,549    $58,218,875
_________________________________________________________________________________________
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $184,411,918    $59,572,581
-----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        (9,556)       (32,334)
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, futures contracts and
    option contracts                                            (9,638,263)    (3,388,953)
-----------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    option contracts                                            23,942,450      2,067,581
=========================================================================================
                                                              $198,706,549    $58,218,875
_________________________________________________________________________________________
=========================================================================================

See Notes to Financial Statements.
                                     FS-96

NOTES TO FINANCIAL STATEMENTS
December 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Small Cap Equity Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

   On December 31, 2001, undistributed net investment income (loss) was increased by $1,103,977, undistributed net realized gains (losses) decreased by $561 and shares of beneficial interest decreased by $1,103,416 as a result of differing book/tax treatment of foreign currency transactions, net operating loss, nondeductible stock issuance costs and other reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund's capital loss carryforward of $9,014,563 is broken down by expiration date as follows:

   CAPITAL LOSS
   CARRYFORWARD      EXPIRATION
   ------------      ----------
     $  700,372   December 31, 2008
   --------------------------------
      8,314,191   December 31, 2009
   ================================
     $9,014,563
   ________________________________
   ================================

   As of December 31, 2001, the Fund has a post-October capital loss deferral of $231,927 which will be recognized in the following tax year.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. Expenses -- Distribution expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the Fund's average daily net assets. Effective July 1, 2001, AIM voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $714.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2001, AIM was paid $50,000 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2001, AFS was paid $186,757 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $216,534, $382,833 and $171,712, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $129,827 from sales of the Class A shares of the Fund during the year ended December 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 2001, AIM Distributors received $39,954 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $4,503 for services rendered by Kramer, Levin, Naftalis &

Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,341 and reductions in custodian fees of $517 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $1,858.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                          2001       2000
                                         -------    ------
Distribution paid from ordinary income   $45,876    $   --
__________________________________________________________
==========================================================

  As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Capital loss carryforward                     $(9,014,563)
---------------------------------------------------------
Unrealized appreciation                        23,309,194
=========================================================
                                              $14,294,631
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, and other deferrals.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $251,361,454 and $134,509,390, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $26,840,387
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (3,271,359)
=========================================================
Net unrealized appreciation of investment
  securities                                  $23,569,028
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $174,728,812.


NOTE 8-CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2001 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                   ----------------------
                                   NUMBER OF    PREMIUMS
                                   CONTRACTS    RECEIVED
                                   ---------    ---------
Beginning of year                      47       $   8,084
---------------------------------------------------------
Written                               683         324,300
---------------------------------------------------------
Closed                               (500)       (129,496)
---------------------------------------------------------
Exercised                            (120)       (172,314)
---------------------------------------------------------
Expired                              (110)        (30,574)
=========================================================
End of year                            --       $      --
_________________________________________________________
=========================================================

NOTE 9-SHARE INFORMATION

Changes in shares outstanding during the year ended December 31, 2001 and the period August 31, 2000 (date operations commenced) through December 31, 2000 were as follows:

                                                                         2001                         2000
                                                              --------------------------    ------------------------
                                                                SHARES         AMOUNT        SHARES        AMOUNT
                                                              ----------    ------------    ---------    -----------
Sold:
  Class A                                                      9,399,572    $ 88,163,980    3,707,242    $35,554,951
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      5,648,744      52,902,323    1,851,798     17,580,252
--------------------------------------------------------------------------------------------------------------------
  Class C                                                      3,099,967      29,048,663    1,021,221      9,654,027
====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                          3,879          37,431           --             --
====================================================================================================================
Reacquired:
  Class A                                                     (2,593,418)    (23,799,518)    (200,672)    (1,838,259)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,069,688)     (9,574,407)     (96,392)      (860,440)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,142,623)    (10,835,719)     (54,198)      (507,314)
====================================================================================================================
                                                              13,346,433    $125,942,753    6,228,999    $59,583,217
____________________________________________________________________________________________________________________
====================================================================================================================


NOTE 10-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           CLASS A
                                                              ----------------------------------
                                                                                AUGUST 31, 2000
                                                                                (DATE OPERATIONS
                                                               YEAR ENDED        COMMENCED) TO
                                                              DECEMBER 31,        DECEMBER 31,
                                                                2001(a)             2000(a)
                                                              ------------      ----------------
Net asset value, beginning of period                            $   9.36            $ 10.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.05)                --
------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     0.88              (0.64)
================================================================================================
    Total from investment operations                                0.83              (0.64)
================================================================================================
Less dividends from net investment income                           0.00                 --
================================================================================================
Net asset value, end of period                                  $  10.19            $  9.36
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                     8.92%             (6.40)%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $105,146            $32,805
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.78%(c)           1.78%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers                                               1.78%(c)           2.72%(d)
================================================================================================
Ratio of net investment income (loss) to average net assets        (0.57)%(c)         (0.12)%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate                                              123%                49%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $61,866,906.
(d)  Annualized.

                                                                           CLASS B
                                                              ----------------------------------
                                                                                AUGUST 31, 2000
                                                                                (DATE OPERATIONS
                                                               YEAR ENDED        COMMENCED) TO
                                                              DECEMBER 31,        DECEMBER 31,
                                                                2001(a)             2000(a)
                                                              ------------      ----------------
Net asset value, beginning of period                            $  9.33             $ 10.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.11)              (0.03)
------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.89               (0.64)
================================================================================================
    Total from investment operations                               0.78               (0.67)
================================================================================================
Net asset value, end of period                                  $ 10.11             $  9.33
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                    8.36%              (6.70)%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $64,012             $16,385
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 2.44%(c)            2.49%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.44%(c)            3.43%(d)
================================================================================================
Ratio of net investment income (loss) to average net assets       (1.23)%(c)          (0.83)%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate                                             123%                 49%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $38,283,298.
(d)  Annualized.

                                                                          CLASS C
                                                              --------------------------------
                                                                              AUGUST 31, 2000
                                                                              (DATE OPERATIONS
                                                               YEAR ENDED      COMMENCED) TO
                                                              DECEMBER 31,      DECEMBER 31,
                                                                2001(a)           2000(a)
                                                              ------------    ----------------
Net asset value, beginning of period                            $  9.34            $10.00
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.11)            (0.03)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.87             (0.63)
==============================================================================================
    Total from investment operations                               0.76             (0.66)
==============================================================================================
Net asset value, end of period                                  $ 10.10            $ 9.34
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                    8.14%            (6.60)%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $29,548            $9,028
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 2.44%(c)          2.49%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers                                              2.44%(c)          3.43%(d)
==============================================================================================
Ratio of net investment income (loss) to average net assets       (1.23)%(c)        (0.83)%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate                                             123%               49%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $17,171,230.
(d)  Annualized.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Board of Trustees and Shareholders of AIM Value Fund:

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Value Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2001, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before December 31, 1999 were audited by other independent accountants whose report, dated February 14, 2000, expressed an unqualified opinion thereon.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       February 14, 2002
                       Houston, Texas

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                                  MARKET
                                                  SHARES           VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-94.51%

ADVERTISING-3.05%

Omnicom Group Inc.                                6,350,000   $   567,372,500
=============================================================================

APPLICATION SOFTWARE-1.38%

Amdocs Ltd. (United Kingdom)(a)                   4,131,700       140,353,849
-----------------------------------------------------------------------------
PeopleSoft, Inc.(a)                               2,914,800       117,174,960
=============================================================================
                                                                  257,528,809
=============================================================================

BANKS-1.58%

Bank of New York Co., Inc. (The)                  7,199,500       293,739,600
=============================================================================

BROADCASTING & CABLE TV-6.14%

Comcast Corp.-Class A(a)                         12,000,000       432,000,000
-----------------------------------------------------------------------------
Cox Communications, Inc.-Class A(a)              17,000,000       712,470,000
=============================================================================
                                                                1,144,470,000
=============================================================================

COMPUTER & ELECTRONICS RETAIL-1.41%

Best Buy Co., Inc.(a)                             3,525,600       262,586,688
=============================================================================

COMPUTER HARDWARE-2.11%

International Business Machines Corp.             3,250,000       393,120,000
=============================================================================

CONSUMER FINANCE-0.26%

Household International, Inc.                       850,000        49,249,000
=============================================================================

DATA PROCESSING SERVICES-5.80%

Automatic Data Processing, Inc.                   4,700,000       276,830,000
-----------------------------------------------------------------------------
First Data Corp.                                 10,250,000       804,112,500
=============================================================================
                                                                1,080,942,500
=============================================================================

DIVERSIFIED FINANCIAL SERVICES-12.23%

American Express Co.                              2,750,000        98,147,500
-----------------------------------------------------------------------------
Citigroup Inc.                                   11,750,000       593,140,000
-----------------------------------------------------------------------------
Fannie Mae                                        4,500,000       357,750,000
-----------------------------------------------------------------------------
Freddie Mac                                       7,250,000       474,150,000
-----------------------------------------------------------------------------
J.P. Morgan Chase & Co.                          10,000,000       363,500,000
-----------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                  7,000,000       391,580,000
=============================================================================
                                                                2,278,267,500
=============================================================================

DRUG RETAIL-1.26%

Walgreen Co.                                      7,000,000       235,620,000
=============================================================================

ELECTRIC UTILITIES-1.33%

Duke Energy Corp.                                 4,671,400       183,399,164
-----------------------------------------------------------------------------
Mirant Corp.(a)                                   4,000,000        64,080,000
=============================================================================
                                                                  247,479,164
=============================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.84%

Celestica Inc. (Canada)(a)                        8,500,000       343,315,000
=============================================================================

                                                                  MARKET
                                                  SHARES           VALUE

ENVIRONMENTAL SERVICES-0.56%

Waste Management, Inc.                            3,250,000   $   103,707,500
=============================================================================

FOOD RETAIL-2.34%

Kroger Co. (The)(a)                               7,400,000       154,438,000
-----------------------------------------------------------------------------
Safeway Inc.(a)                                   6,750,000       281,812,500
=============================================================================
                                                                  436,250,500
=============================================================================

FOOTWEAR-0.65%

NIKE, Inc.-Class B                                2,150,000       120,916,000
=============================================================================

GENERAL MERCHANDISE STORES-3.61%

Target Corp.                                     16,396,100       673,059,905
=============================================================================

HEALTH CARE EQUIPMENT-1.58%

Baxter International Inc.                         5,500,000       294,965,000
=============================================================================

HEALTH CARE FACILITIES-1.97%

HCA Inc.                                          9,500,000       366,130,000
=============================================================================

HOUSEHOLD PRODUCTS-0.96%

Kimberly-Clark Corp.                              3,000,000       179,400,000
=============================================================================

INDUSTRIAL CONGLOMERATES-5.63%

General Electric Co.                             15,500,000       621,240,000
-----------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                 7,265,000       427,908,500
=============================================================================
                                                                1,049,148,500
=============================================================================

INTEGRATED OIL & GAS-5.51%

BP PLC-ADR (United Kingdom)                       9,000,000       418,590,000
-----------------------------------------------------------------------------
ChevronTexaco Corp.                               2,725,000       244,187,250
-----------------------------------------------------------------------------
Exxon Mobil Corp.                                 9,250,000       363,525,000
=============================================================================
                                                                1,026,302,250
=============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.71%

AT&T Corp.                                        5,406,900        98,081,166
-----------------------------------------------------------------------------
Qwest Communications International Inc.           2,363,000        33,389,190
=============================================================================
                                                                  131,470,356
=============================================================================

INTERNET SOFTWARE & SERVICES-0.37%

Check Point Software Technologies Ltd.
  (Israel)(a)                                     1,734,000        69,169,260
=============================================================================

MANAGED HEALTH CARE-3.11%

CIGNA Corp.                                       1,100,000       101,915,000
-----------------------------------------------------------------------------
UnitedHealth Group Inc.                           6,750,000       477,697,500
=============================================================================
                                                                  579,612,500
=============================================================================

MOVIES & ENTERTAINMENT-2.28%

AOL Time Warner Inc.(a)                          13,250,000       425,325,000
=============================================================================

                                                                  MARKET
                                                  SHARES           VALUE

MULTI-LINE INSURANCE-4.50%

American International Group, Inc.                8,750,000   $   694,750,000
-----------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)     2,300,000       144,509,000
=============================================================================
                                                                  839,259,000
=============================================================================

MULTI-UTILITIES-1.50%

Dynegy Inc.-Class A                               3,310,000        84,405,000
-----------------------------------------------------------------------------
Williams Cos., Inc. (The)                         7,625,000       194,590,000
=============================================================================
                                                                  278,995,000
=============================================================================

NETWORKING EQUIPMENT-0.68%

Cisco Systems, Inc.(a)                            7,000,000       126,770,000
=============================================================================

OIL & GAS DRILLING-0.54%

Transocean Sedco Forex Inc.                       3,000,000       101,460,000
=============================================================================

OIL & GAS EQUIPMENT & SERVICES-0.69%

Baker Hughes Inc.                                 3,500,000       127,645,000
=============================================================================

PHARMACEUTICALS-8.47%

Abbott Laboratories                               3,750,000       209,062,500
-----------------------------------------------------------------------------
Allergan, Inc.                                      700,000        52,535,000
-----------------------------------------------------------------------------
Bristol-Myers Squibb Co.                          5,500,000       280,500,000
-----------------------------------------------------------------------------
Johnson & Johnson                                 6,100,000       360,510,000
-----------------------------------------------------------------------------
Pfizer Inc.                                      13,750,000       547,937,500
-----------------------------------------------------------------------------
Schering-Plough Corp.                             3,580,400       128,214,124
=============================================================================
                                                                1,578,759,124
=============================================================================

SEMICONDUCTOR EQUIPMENT-0.59%

Applied Materials, Inc.(a)                        2,000,000        80,200,000
-----------------------------------------------------------------------------
Teradyne, Inc.(a)                                 1,000,000        30,140,000
=============================================================================
                                                                  110,340,000
=============================================================================

SEMICONDUCTORS-1.87%

Analog Devices, Inc.(a)                           7,832,900       347,702,431
=============================================================================

                                                                  MARKET
                                                  SHARES           VALUE

SOFT DRINKS-1.28%

PepsiCo, Inc.                                     4,900,000   $   238,581,000
=============================================================================

SYSTEMS SOFTWARE-3.26%

Microsoft Corp.(a)                                7,500,000       497,025,000
-----------------------------------------------------------------------------
Oracle Corp.(a)                                   8,000,000       110,480,000
=============================================================================
                                                                  607,505,000
=============================================================================

TELECOMMUNICATIONS EQUIPMENT-0.82%

Nokia Oyj-ADR (Finland)                           6,200,000       152,086,000
=============================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.64%

Nextel Communications, Inc.-Class A(a)           16,000,000       175,360,000
-----------------------------------------------------------------------------
Sprint Corp. (PCS Group)(a)                      13,000,000       317,330,000
=============================================================================
                                                                  492,690,000
=============================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $16,074,880,269)                         17,610,940,087
=============================================================================

                                                PRINCIPAL
                                                  AMOUNT
U.S. TREASURY BILLS-0.27%

  1.73%, 03/21/02 (Cost $49,821,153)(b)         $50,000,000(c)      49,831,500
=============================================================================

                                                  SHARES

MONEY MARKET FUNDS-5.83%

STIC Liquid Assets Portfolio(d)                 543,212,543       543,212,543
-----------------------------------------------------------------------------
STIC Prime Portfolio(d)                         543,212,543       543,212,543
=============================================================================
    Total Money Market Funds (Cost
      $1,086,425,086)                                           1,086,425,086
=============================================================================
TOTAL INVESTMENTS-100.61% (Cost
  $17,211,126,508)                                             18,747,196,673
=============================================================================
OTHER ASSETS LESS LIABILITIES-(0.61%)                            (114,306,892)
=============================================================================
NET ASSETS-100.00%                                            $18,632,889,781
_____________________________________________________________________________
=============================================================================

Investment Abbreviations:

ADR - American Depositary Receipt


Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Security traded on a discount basis. The interest rate shown represents the rate of discount at issue.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 9.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost
  $17,211,126,508)*                           $18,747,196,673
-------------------------------------------------------------
Receivables for:
  Foreign currency contracts closed                    59,148
-------------------------------------------------------------
  Investments sold                                 18,029,129
-------------------------------------------------------------
  Fund shares sold                                 12,001,351
-------------------------------------------------------------
  Dividends                                        13,382,777
-------------------------------------------------------------
  Foreign currency contracts outstanding              225,622
-------------------------------------------------------------
Investment for deferred compensation plan             351,580
-------------------------------------------------------------
Collateral for securities loaned                  306,480,800
=============================================================
    Total assets                               19,097,727,080
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                            36,630,618
-------------------------------------------------------------
  Fund shares reacquired                           94,076,582
-------------------------------------------------------------
  Deferred compensation plan                          351,580
-------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        306,480,800
-------------------------------------------------------------
  Variation margin                                  1,941,819
-------------------------------------------------------------
Accrued distribution fees                          18,920,140
-------------------------------------------------------------
Accrued trustees' fees                                  2,225
-------------------------------------------------------------
Accrued transfer agent fees                         4,806,271
-------------------------------------------------------------
Accrued operating expenses                          1,627,264
=============================================================
    Total liabilities                             464,837,299
=============================================================
Net assets applicable to shares outstanding   $18,632,889,781
_____________________________________________________________
=============================================================

NET ASSETS:

Class A                                       $ 8,502,698,600
_____________________________________________________________
=============================================================
Class B                                       $ 9,186,979,708
_____________________________________________________________
=============================================================
Class C                                       $   943,211,473
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           782,185,557
_____________________________________________________________
=============================================================
Class B                                           891,921,284
_____________________________________________________________
=============================================================
Class C                                            91,519,712
_____________________________________________________________
=============================================================
Class A:
  Net asset value per share                   $         10.87
-------------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.87 divided by
      94.50%)                                 $         11.50
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per
    share                                     $         10.30
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per
    share                                     $         10.31
_____________________________________________________________
=============================================================

* At December 31, 2001, securities with an aggregate market value of $298,716,122 were on loan to brokers.

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $1,456,867)                                 $   148,613,119
-------------------------------------------------------------
Dividends from affiliated money market funds       72,431,045
-------------------------------------------------------------
Interest                                            2,373,669
-------------------------------------------------------------
Security lending income                               520,323
=============================================================
    Total investment income                       223,938,156
=============================================================

EXPENSES:

Advisory fees                                     133,647,827
-------------------------------------------------------------
Administrative services fees                          833,469
-------------------------------------------------------------
Custodian fees                                      1,018,061
-------------------------------------------------------------
Distribution fees -- Class A                       24,169,158
-------------------------------------------------------------
Distribution fees -- Class B                      105,895,470
-------------------------------------------------------------
Distribution fees -- Class C                       10,844,420
-------------------------------------------------------------
Transfer agent fees -- Class A                     20,064,494
-------------------------------------------------------------
Transfer agent fees -- Class B                     22,786,011
-------------------------------------------------------------
Transfer agent fees -- Class C                      2,333,443
-------------------------------------------------------------
Trustees' fees                                         93,658
-------------------------------------------------------------
Other                                               6,018,404
=============================================================
    Total expenses                                327,704,415
=============================================================
Less: Fees waived                                  (8,961,757)
-------------------------------------------------------------
    Expenses paid indirectly                         (300,621)
=============================================================
    Net expenses                                  318,442,037
=============================================================
Net investment income (loss)                      (94,503,881)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCY
  CONTRACTS, FUTURES CONTRACTS AND OPTION
  CONTRACTS:

Net realized gain (loss) from:
  Investment securities                        (1,667,834,047)
-------------------------------------------------------------
  Foreign currency contracts                        5,801,409
-------------------------------------------------------------
  Futures contracts                              (194,734,701)
-------------------------------------------------------------
  Option contracts written                         48,068,160
=============================================================
                                               (1,808,699,179)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                        (1,374,928,457)
-------------------------------------------------------------
  Foreign currency contracts                       30,399,250
-------------------------------------------------------------
  Futures contracts                                14,725,637
-------------------------------------------------------------
  Option contracts written                        (49,439,506)
=============================================================
                                               (1,379,243,076)
=============================================================
Net gain (loss) from investment securities,
  foreign currency contracts, futures
  contracts and option contracts               (3,187,942,255)
=============================================================
Net increase (decrease) in net assets
  resulting from operations                   $(3,282,446,136)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                   2001               2000
                                                              ---------------    ---------------
OPERATIONS:

  Net investment income (loss)                                $   (94,503,881)   $  (153,822,863)
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currency contracts, futures contracts and option
    contracts                                                  (1,808,699,179)     1,802,222,254
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currency contracts,
    futures contracts and option contracts                     (1,379,243,076)    (6,293,440,690)
================================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (3,282,446,136)    (4,645,041,299)
================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                         (11,567,785)    (1,074,794,698)
------------------------------------------------------------------------------------------------
  Class B                                                         (13,103,850)    (1,247,299,950)
------------------------------------------------------------------------------------------------
  Class C                                                          (1,340,169)      (126,240,715)
------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      (1,265,245,616)     1,670,331,026
------------------------------------------------------------------------------------------------
  Class B                                                      (1,623,452,392)     1,786,995,772
------------------------------------------------------------------------------------------------
  Class C                                                        (147,015,896)       774,093,169
================================================================================================
    Net increase (decrease) in net assets                      (6,344,171,844)    (2,861,956,695)
================================================================================================

NET ASSETS:

  Beginning of year                                            24,977,061,625     27,839,018,320
================================================================================================
  End of year                                                 $18,632,889,781    $24,977,061,625
________________________________________________________________________________________________
================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $18,906,290,031    $22,036,509,303
------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (837,038)          (751,164)
------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currency contracts, futures
    contracts and option contracts                             (1,812,776,568)        21,847,054
------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currency contracts, futures contracts and option
    contracts                                                   1,540,213,356      2,919,456,432
================================================================================================
                                                              $18,632,889,781    $24,977,061,625
________________________________________________________________________________________________
================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Value Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On December 31, 2001, undistributed net investment income was increased by $94,418,007, undistributed net realized gains increased by $87,361 and shares of beneficial interest decreased by $94,505,368 as a result of net operating loss reclassifications, foreign currency reclassifications and other reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund has a capital loss carryforward of $1,670,556,615 as of December 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2009. As of December 31, 2001 the fund has a post-October capital loss deferral of $103,779,442 which will be recognized in the following tax year.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.



   Outstanding foreign currency contracts at December 31, 2001 were as follows:

                                 CONTRACT TO                            UNREALIZED
   SETTLEMENT             --------------------------                   APPRECIATION
      DATE     CURRENCY     DELIVER       RECEIVE         VALUE       (DEPRECIATION)
   ----------  --------   -----------   ------------   ------------   --------------
    02/28/02     CAD      438,750,000   $276,641,943   $275,563,529     $1,078,414
   ---------------------------------------------------------------------------------
    02/28/02     EUR      140,300,000    123,970,996    124,823,788       (852,792)
   =================================================================================
                                        $400,612,939   $400,387,317     $  225,622
   _________________________________________________________________________________
   =================================================================================


G. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

I. Expenses -- Distribution expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. Effective July 1, 2000, AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $8,961,757.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2001, AIM was paid $833,469 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2001, AFS was paid $22,072,135 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $24,169,158, $105,895,470 and $10,844,420, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $2,026,998 from sales of the Class A shares of the Fund during the year ended December 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 2001, AIM Distributors received $502,677 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $44,446 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $300,621 which resulted in a reduction of the Fund's total expenses of $300,621.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At December 31, 2001, securities with an aggregate value of $298,716,122 were on loan to brokers. The loans were secured by cash collateral of $306,480,800 received by the Fund and subsequently invested in the affiliated money market fund STIC Liquid Assets Portfolio. For the year ended December 31, 2001, the Fund received fees of $520,323 for securities lending.

NOTE 7-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                  2001             2000
                               -----------    --------------
Distributions paid from:
  Ordinary income              $        --    $  146,286,027
------------------------------------------------------------
  Long-term capital gain        26,011,804     2,302,049,336
============================================================
                               $26,011,804    $2,448,335,363
____________________________________________________________
============================================================

  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward                  $(1,670,556,615)
----------------------------------------------------------
Unrealized appreciation                      1,397,156,365
==========================================================
                                           $  (273,400,250)
__________________________________________________________
==========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and futures contracts, and other deferrals.

NOTE 8-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $7,489,205,596 and $9,521,891,583, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                    $ 3,087,431,580
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                     (1,585,658,734)
==========================================================
Net unrealized appreciation of investment
  securities                               $ 1,501,772,846
__________________________________________________________
==========================================================
Cost of investments for tax purposes is $17,245,423,827.


NOTE 9-FUTURES CONTRACTS

On December 31, 2001, $19,103,864 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of December 31, 2001 were as follows:

                 NO. OF       MONTH/                      UNREALIZED
CONTRACT        CONTRACTS   COMMITMENT    MARKET VALUE   APPRECIATION
--------        ---------   -----------   ------------   ------------
S&P 500 Index      750      Mar-02/Long   $215,475,000    $3,917,569
_____________________________________________________________________
=====================================================================


NOTE 10-CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2001 are summarized as follows:

                                                                CALL OPTION CONTRACTS
                                                              -------------------------
                                                              NUMBER OF      PREMIUMS
                                                              CONTRACTS      RECEIVED
                                                              ---------    ------------
Beginning of year                                               86,390     $ 76,053,069
---------------------------------------------------------------------------------------
Closed                                                         (17,000)     (10,569,566)
---------------------------------------------------------------------------------------
Exercised                                                      (32,000)     (26,673,189)
---------------------------------------------------------------------------------------
Expired                                                        (37,390)     (38,810,314)
=======================================================================================
End of year                                                         --     $         --
_______________________________________________________________________________________
=======================================================================================


NOTE 11-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                        2001                               2000
                                                           -------------------------------    -------------------------------
                                                              SHARES           AMOUNT            SHARES           AMOUNT
                                                           ------------    ---------------    ------------    ---------------
Sold:
  Class A                                                    99,493,160    $ 1,142,786,605     630,010,408    $ 3,156,759,316
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                    53,393,062        589,020,838     703,853,509      2,552,273,834
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                    14,110,226        155,875,910      87,455,815        904,931,025
=============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                     1,047,730         11,046,064      83,714,399      1,028,837,590
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                     1,221,981         12,181,662      99,085,297      1,163,271,351
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       126,038          1,257,875      10,150,935        119,273,711
=============================================================================================================================
Reacquired:
  Class A                                                  (215,650,396)    (2,419,078,285)    (75,280,734)    (2,515,265,880)
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                  (208,566,724)    (2,224,654,892)    (60,835,163)    (1,928,549,413)
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                   (28,342,494)      (304,149,681)    (10,212,288)      (250,111,567)
=============================================================================================================================
                                                           (283,167,417)   $(3,035,713,904)   1,467,942,178   $ 4,231,419,967
_____________________________________________________________________________________________________________________________
=============================================================================================================================

NOTE 12-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                             --------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                             --------------------------------------------------------------------
                                                                2001       2000(a)(b)       1999(a)       1998(a)       1997(a)
                                                             ----------    -----------    -----------    ----------    ----------
Net asset value, beginning of period                         $    12.51    $     16.28    $     13.40    $    10.81    $     9.72
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       --          (0.04)         (0.01)         0.03          0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.63)         (2.42)          3.97          3.46          2.26
=================================================================================================================================
    Total from investment operations                              (1.63)         (2.46)          3.96          3.49          2.31
=================================================================================================================================
Less distributions:
  Dividends from net investment income                               --             --             --         (0.03)        (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.01)         (1.31)         (1.08)        (0.87)        (1.21)
=================================================================================================================================
    Total distributions                                           (0.01)         (1.31)         (1.08)        (0.90)        (1.22)
=================================================================================================================================
Net asset value, end of period                               $    10.87    $     12.51    $     16.28    $    13.40    $    10.81
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                  (12.99)%       (14.95)%        29.95%        32.76%        23.95%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $8,502,699    $11,223,504    $12,640,073    $8,823,094    $6,745,253
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.08%(d)        1.00%         1.00%         1.00%         1.04%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.12%(d)        1.04%         1.02%         1.02%         1.06%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.03)%(d)       (0.11)%       (0.09)%       0.26%         0.57%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                              38%            67%            66%          113%          137%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(b)  Calculated using average shares outstanding.
(c)  Does not include sales charges.
(d)  Ratios are based on average daily net assets of $9,667,663,277.

                                                                                           CLASS B
                                                             --------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                             --------------------------------------------------------------------
                                                                2001       2000(a)(b)     1999(a)(b)      1998(a)       1997(a)
                                                             ----------    -----------    -----------    ----------    ----------
Net asset value, beginning of period                         $    11.94    $     15.73    $     13.08    $    10.63    $     9.64
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.09)         (0.31)         (0.13)        (0.06)        (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.54)         (2.17)          3.86          3.38          2.22
=================================================================================================================================
    Total from investment operations                              (1.63)         (2.48)          3.73          3.32          2.20
=================================================================================================================================
Less distributions from net realized gains:                       (0.01)         (1.31)         (1.08)        (0.87)        (1.21)
=================================================================================================================================
Net asset value, end of period                               $    10.30    $     11.94    $     15.73    $    13.08    $    10.63
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                  (13.61)%       (15.65)%        28.94%        31.70%        22.96%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $9,186,980    $12,491,366    $14,338,087    $9,680,068    $6,831,796
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.84%(d)        1.77%         1.79%         1.80%         1.85%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.88%(d)        1.81%         1.81%         1.82%         1.87%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.79)%(d)       (0.89)%       (0.88)%      (0.54)%       (0.24)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                              38%            67%            66%          113%          137%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(b)  Calculated using average shares outstanding.
(c)  Does not include contingent deferred sales charges.
(d)  Ratios are based on average daily net assets of $10,589,546,984.

                                                                                          CLASS C
                                                           ----------------------------------------------------------------------
                                                                                                                  AUGUST 4, 1997
                                                                                                                 (DATE OPERATIONS
                                                                        YEAR ENDED DECEMBER 31,                     COMMENCED)
                                                           --------------------------------------------------    TO DECEMBER 31,
                                                             2001      2000(a)(b)    1999(a)(b)    1998(a)(b)        1997(a)
                                                           --------    ----------    ----------    ----------    ----------------
Net asset value, beginning of period                       $  11.95    $   15.74      $  13.09      $  10.63         $ 11.86
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.09)       (0.31)        (0.13)        (0.06)             --
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               (1.54)       (2.17)         3.86          3.39           (0.02)
=================================================================================================================================
    Total from investment operations                          (1.63)       (2.48)         3.73          3.33           (0.02)
=================================================================================================================================
Less distributions from net realized gains:                   (0.01)       (1.31)        (1.08)        (0.87)          (1.21)
=================================================================================================================================
Net asset value, end of period                             $  10.31    $   11.95      $  15.74      $  13.09         $ 10.63
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                              (13.60)%     (15.62)%       28.92%        31.72%          (0.08)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $943,211    $1,262,192     $860,859      $212,095         $32,900
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                             1.84%(d)      1.77%        1.79%         1.80%           1.84%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                          1.88%(d)      1.81%        1.81%         1.82%           1.86%(e)
=================================================================================================================================
Ratio of net investment loss to average net assets            (0.79)%(d)     (0.88)%     (0.88)%       (0.54)%         (0.23)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                          38%          67%           66%          113%            137%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(b)  Calculated using average shares outstanding.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $1,084,442,024.
(e)  Annualized.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Board of Trustees and Shareholders of AIM Value II Fund:

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Value II Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       February 14, 2002
                       Houston, Texas

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                               MARKET
                                                 SHARES        VALUE
DOMESTIC COMMON STOCKS-72.28%

ADVERTISING-2.56%

Omnicom Group Inc.                                 44,400   $  3,967,140
========================================================================

APPAREL & ACCESSORIES-1.16%

Coach, Inc.(a)                                     46,000      1,793,080
========================================================================

APPAREL RETAIL-0.74%

Abercrombie & Fitch Co.-Class A(a)                 43,000      1,140,790
========================================================================

APPLICATION SOFTWARE-2.45%

Cadence Design Systems, Inc.(a)                   100,000      2,192,000
------------------------------------------------------------------------
PeopleSoft, Inc.(a)                                40,000      1,608,000
========================================================================
                                                               3,800,000
========================================================================

BANKS-1.55%

Bank of New York Co., Inc. (The)                   59,000      2,407,200
========================================================================

BROADCASTING & CABLE TV-4.31%

Charter Communications, Inc.-Class A(a)           142,000      2,333,060
------------------------------------------------------------------------
Comcast Corp.-Class A(a)                           49,000      1,764,000
------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)           64,000      2,589,440
========================================================================
                                                               6,686,500
========================================================================

COMPUTER & ELECTRONICS RETAIL-0.90%

CDW Computer Centers, Inc.(a)                      26,000      1,396,460
========================================================================

COMPUTER HARDWARE-1.01%

International Business Machines Corp.              13,000      1,572,480
========================================================================

CONSTRUCTION & ENGINEERING-1.99%

Jacobs Engineering Group Inc.(a)                   32,500      2,145,000
------------------------------------------------------------------------
Shaw Group Inc. (The)(a)                           40,000        940,000
========================================================================
                                                               3,085,000
========================================================================

CONSUMER FINANCE-1.22%

Capital One Financial Corp.                        35,000      1,888,250
========================================================================

DATA PROCESSING SERVICES-7.08%

BISYS Group, Inc. (The)(a)                         58,000      3,711,420
------------------------------------------------------------------------
Concord EFS, Inc.(a)                              126,000      4,130,280
------------------------------------------------------------------------
First Data Corp.                                   40,100      3,145,845
========================================================================
                                                              10,987,545
========================================================================

DIVERSIFIED FINANCIAL SERVICES-9.37%

Ambac Financial Group, Inc.                        48,500      2,806,210
------------------------------------------------------------------------
Citigroup Inc.                                     81,000      4,088,880
------------------------------------------------------------------------
Fannie Mae                                         29,000      2,305,500
------------------------------------------------------------------------
Freddie Mac                                        33,000      2,158,200
------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      27,500      1,837,000
------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                   24,000      1,342,560
========================================================================
                                                              14,538,350
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

ELECTRIC UTILITIES-2.79%

Calpine Corp.(a)                                   42,000   $    705,180
------------------------------------------------------------------------
Duke Energy Corp.                                  65,000      2,551,900
------------------------------------------------------------------------
Reliant Resources, Inc.(a)                         64,900      1,071,499
========================================================================
                                                               4,328,579
========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.00%

Waters Corp.(a)                                    40,000      1,550,000
========================================================================

GENERAL MERCHANDISE STORES-3.19%

BJ's Wholesale Club, Inc.(a)                       37,000      1,631,700
------------------------------------------------------------------------
Target Corp.                                       81,000      3,325,050
========================================================================
                                                               4,956,750
========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-2.13%

Quest Diagnostics Inc.(a)                          46,000      3,298,660
========================================================================

HEALTH CARE EQUIPMENT-3.11%

Baxter International Inc.                          74,000      3,968,620
------------------------------------------------------------------------
Biomet, Inc.(a)                                    28,000        865,200
========================================================================
                                                               4,833,820
========================================================================

HEALTH CARE FACILITIES-3.49%

HCA Inc.                                           77,000      2,967,580
------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                       72,000      2,450,880
========================================================================
                                                               5,418,460
========================================================================

HOTELS-0.58%

Royal Caribbean Cruises Ltd.                       56,000        907,200
========================================================================

INDUSTRIAL CONGLOMERATES-2.16%

General Electric Co.                               83,800      3,358,704
========================================================================

IT CONSULTING & SERVICES-1.16%

Affiliated Computer Services, Inc.-Class A(a)      17,000      1,804,210
========================================================================

LIFE & HEALTH INSURANCE-0.51%

AFLAC, Inc.                                        32,000        785,920
========================================================================

MANAGED HEALTH CARE-1.43%

Wellpoint Health Networks Inc.(a)                  19,000      2,220,150
========================================================================

MULTI-UTILITIES-1.02%

Dynegy Inc.-Class A                                62,000      1,581,000
========================================================================

NETWORKING EQUIPMENT-0.53%

NetScreen Technologies, Inc.(a)                    37,500        829,875
========================================================================

OIL & GAS DRILLING-2.00%

ENSCO International Inc.                           94,000      2,335,900
------------------------------------------------------------------------
GlobalSantaFe Corp.                                27,000        770,040
========================================================================
                                                               3,105,940
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

OIL & GAS EQUIPMENT & SERVICES-2.90%

Baker Hughes Inc.                                  24,000   $    875,280
------------------------------------------------------------------------
BJ Services Co.(a)                                 48,000      1,557,600
------------------------------------------------------------------------
Weatherford International, Inc.(a)                 55,500      2,067,930
========================================================================
                                                               4,500,810
========================================================================

PHARMACEUTICALS-4.35%

Allergan, Inc.                                     28,800      2,161,440
------------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                      38,000      1,600,940
------------------------------------------------------------------------
Pfizer Inc.                                        75,000      2,988,750
========================================================================
                                                               6,751,130
========================================================================

SEMICONDUCTORS-1.27%

Microchip Technology Inc.(a)                       51,000      1,975,740
========================================================================

SYSTEMS SOFTWARE-1.03%

Microsoft Corp.(a)                                 24,000      1,590,480
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.29%

Nextel Communications, Inc.-Class A(a)             61,000        668,560
------------------------------------------------------------------------
Nextel Partners, Inc.-Class A(a)                   97,600      1,171,200
------------------------------------------------------------------------
Sprint Corp. (PCS Group)(a)                       134,000      3,270,940
========================================================================
                                                               5,110,700
========================================================================
    Total Domestic Common Stocks (Cost
      $108,308,372)                                          112,170,923
========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-19.00%

BERMUDA-7.68%

ACE Ltd. (Property & Casualty Insurance)           40,000      1,606,000
------------------------------------------------------------------------
Everest Re Group, Ltd. (Reinsurance)               67,500      4,772,250
------------------------------------------------------------------------
Tyco International Ltd. (Industrial
  Conglomerates)                                   94,000      5,536,600
========================================================================
                                                              11,914,850
========================================================================

CANADA-2.75%

Biovail Corp. (Pharmaceuticals)(a)                 31,000      1,743,750
------------------------------------------------------------------------
Celestica Inc. (Electronic Equipment &
  Instruments)(a)                                  62,500      2,524,375
========================================================================
                                                               4,268,125
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

FINLAND-0.61%

Nokia Oyj-ADR (Telecommunications Equipment)       39,000   $    956,670
========================================================================

IRELAND-1.48%

Elan Corp. PLC-ADR (Pharmaceuticals)(a)            51,000      2,298,060
========================================================================

ISRAEL-1.03%

Check Point Software Technologies Ltd.
  (Internet Software & Services)(a)                40,000      1,595,600
========================================================================

NETHERLANDS-0.98%

ASM Lithography Holding N.V.-New York Shares
  (Semiconductor Equipment)(a)                     89,000      1,517,450
========================================================================

SINGAPORE-0.84%

Flextronics International Ltd. (Electronic
  Equipment & Instruments)(a)                      54,200      1,300,258
========================================================================

UNITED KINGDOM-3.63%

Amdocs Ltd. (Application Software)(a)              60,000      2,038,200
------------------------------------------------------------------------
BP PLC-ADR (Integrated Oil & Gas)                  36,700      1,706,917
------------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance
  Brokers)(a)                                      80,000      1,884,000
========================================================================
                                                               5,629,117
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $32,761,602)                            29,480,130
========================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. TREASURY BILLS-1.28%

1.73%, 03/21/02 (Cost $1,992,846)(b)           $2,000,000(c)   1,993,260
========================================================================

                                                 SHARES
MONEY MARKET FUNDS-7.71%

STIC Liquid Assets Portfolio(d)                 5,987,063      5,987,063
------------------------------------------------------------------------
STIC Prime Portfolio(d)                         5,987,063      5,987,063
========================================================================
    Total Money Market Funds (Cost
      $11,974,126)                                            11,974,126
========================================================================
TOTAL INVESTMENTS-100.27% (Cost $155,036,946)                155,618,439
========================================================================
OTHER ASSETS LESS LIABILITIES-(0.27%)                           (426,727)
========================================================================
NET ASSETS-100.00%                                          $155,191,712
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Security traded on a discount basis. The interest rate shown represents the rate of discount at issue.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 10.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost
  $155,036,946)*                                $155,618,439
------------------------------------------------------------
Receivables for:
  Fund shares sold                                   742,143
------------------------------------------------------------
  Dividends                                          100,811
------------------------------------------------------------
Investment for deferred compensation plan              9,519
------------------------------------------------------------
Collateral for securities loaned                  16,268,246
------------------------------------------------------------
Other assets                                          17,838
============================================================
    Total assets                                 172,756,996
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                             974,020
------------------------------------------------------------
  Deferred compensation plan                           9,519
------------------------------------------------------------
  Collateral upon return of securities loaned     16,268,246
------------------------------------------------------------
  Variation margin                                    55,550
------------------------------------------------------------
Accrued distribution fees                            161,907
------------------------------------------------------------
Accrued transfer agent fees                           48,542
------------------------------------------------------------
Accrued operating expenses                            47,500
============================================================
    Total liabilities                             17,565,284
============================================================
Net assets applicable to shares outstanding     $155,191,712
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $ 57,591,216
____________________________________________________________
============================================================
Class B                                         $ 67,570,903
____________________________________________________________
============================================================
Class C                                         $ 30,029,593
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                            8,157,416
____________________________________________________________
============================================================
Class B                                            9,646,845
____________________________________________________________
============================================================
Class C                                            4,287,544
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $       7.06
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.06 divided by
      94.50%)                                   $       7.47
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $       7.00
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $       7.00
____________________________________________________________
============================================================

* At December 31, 2001, securities with an aggregate market value of $15,577,615 were on loan to brokers.

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $1,484)                                       $    629,979
------------------------------------------------------------
Dividends from affiliated money market funds         869,078
------------------------------------------------------------
Interest                                              68,243
------------------------------------------------------------
Security lending income                               29,928
============================================================
    Total investment income                        1,597,228
============================================================

EXPENSES:

Advisory fees                                      1,259,835
------------------------------------------------------------
Administrative services fees                          50,000
------------------------------------------------------------
Custodian fees                                        39,234
------------------------------------------------------------
Distribution fees -- Class A                         224,258
------------------------------------------------------------
Distribution fees -- Class B                         712,565
------------------------------------------------------------
Distribution fees -- Class C                         326,478
------------------------------------------------------------
Transfer agent fees -- Class A                       160,181
------------------------------------------------------------
Transfer agent fees -- Class B                       187,023
------------------------------------------------------------
Transfer agent fees -- Class C                        85,689
------------------------------------------------------------
Trustees' fees                                         9,085
------------------------------------------------------------
Other                                                223,146
============================================================
    Total expenses                                 3,277,494
============================================================
Less: Fees waived                                    (42,306)
------------------------------------------------------------
    Expenses paid indirectly                          (6,155)
============================================================
    Net expenses                                   3,229,033
============================================================
Net investment income (loss)                      (1,631,805)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FUTURES CONTRACTS AND
  OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (41,579,790)
------------------------------------------------------------
  Futures contracts                               (1,210,326)
------------------------------------------------------------
  Option contracts written                           128,996
============================================================
                                                 (42,661,120)
============================================================
Change in net unrealized appreciation of:
  Investment securities                            6,527,347
------------------------------------------------------------
  Futures contracts                                  267,180
============================================================
                                                   6,794,527
============================================================
Net gain (loss) from investment securities,
  futures contracts and option contracts         (35,866,593)
============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(37,498,398)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2001 and the period August 31, 2000 (date operations commenced) through December 31, 2000

                                                                  2001            2000
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $ (1,631,805)   $    (77,478)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    futures contracts and option contracts                     (42,661,120)     (2,436,640)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, and futures contracts                 6,794,527      (6,097,963)
==========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (37,498,398)     (8,612,081)
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                          (64,952)             --
------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                          (16,203)        (62,905)
------------------------------------------------------------------------------------------
  Class B                                                          (19,267)        (71,403)
------------------------------------------------------------------------------------------
  Class C                                                           (8,700)        (35,183)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       16,139,168      59,053,644
------------------------------------------------------------------------------------------
  Class B                                                       20,998,585      66,427,674
------------------------------------------------------------------------------------------
  Class C                                                        6,902,879      32,058,854
==========================================================================================
    Net increase in net assets                                   6,433,112     148,758,600
==========================================================================================

NET ASSETS:

  Beginning of year                                            148,758,600              --
==========================================================================================
  End of year                                                 $155,191,712    $148,758,600
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $199,816,729    $157,528,805
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        (9,943)        (26,778)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, futures contracts and option contracts         (45,311,638)     (2,645,464)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and futures contracts                               696,564      (6,097,963)
==========================================================================================
                                                              $155,191,712    $148,758,600
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Value II Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

   On December 31, 2001, undistributed net investment income was increased by $1,713,592, undistributed net realized gains increased by $39,116 and shares of beneficial interest decreased by $1,752,708 as a result of nondeductible excise tax paid by the fund, reclassification of distributions, net operating loss and other reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund has a capital loss carryforward of $40,823,682 as of December 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2009. As of December 31, 2001 the fund has a post-October capital loss deferral of $3,345,135 which will be recognized in the following tax year.

E. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

F. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

G. Expenses -- Distribution expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the Fund's average daily net assets. Effective July 1, 2001, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $42,306.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2001, AIM was paid $50,000 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2001, AFS was paid $235,996 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $224,258, $712,565 and $326,478, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $95,063 from sales of the Class A shares of the Fund during the year ended December 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 2001, AIM Distributors received $25,998 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $4,640 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2,287 and reductions in custodian fees of $3,868 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $6,155.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At December 31, 2001, securities with an aggregate value of $15,577,615 were on loan to brokers. The loans were secured by cash collateral of $16,268,246 received by the Fund and invested subsequently in STIC Liquid Assets Portfolio, an affiliated money market fund. For the year ended December 31, 2001, the Fund received fees of $29,928 for securities lending.

NOTE 7-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                        2001        2000
                                      --------    --------
Distributions paid from ordinary
  income                              $109,122    $169,491
__________________________________________________________
==========================================================

  As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Capital loss carryforward                    $(40,823,682)
---------------------------------------------------------
Unrealized depreciation                        (3,801,335)
=========================================================
                                             $(44,625,017)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, the realization for tax purposes of unrealized gains on certain futures contracts, and other deferrals.

NOTE 8-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $145,514,084 and $97,079,619, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $ 13,369,508
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (13,815,764)
=========================================================
Net unrealized appreciation (depreciation)
  of investment securities                   $   (446,256)
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $156,064,695.


NOTE 9-CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2001 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                   ----------------------
                                   NUMBER OF    PREMIUMS
                                   CONTRACTS    RECEIVED
                                   ---------    ---------
Beginning of year                      --       $      --
---------------------------------------------------------
Written                               250         128,996
---------------------------------------------------------
Expired                              (250)       (128,996)
=========================================================
End of year                            --       $      --
_________________________________________________________
=========================================================


NOTE 10-FUTURES CONTRACTS

On December 31, 2001, $425,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of December 31, 2001 were as follows:

                        NO. OF        MONTH/        MARKET      UNREALIZED
CONTRACT               CONTRACTS    COMMITMENT      VALUE      APPRECIATION
--------               ---------   ------------   ----------   ------------
S&P 500 Index             22       Mar. 02/Long   $6,320,600     $115,071
___________________________________________________________________________
===========================================================================

NOTE 11-SHARE INFORMATION


Changes in shares outstanding during the year ended December 31, 2001 and the period August 31, 2000 (date operations commenced) through December 31, 2000:

                                                                         2001                         2000
                                                              --------------------------   --------------------------
                                                                SHARES         AMOUNT        SHARES         AMOUNT
                                                              ----------    ------------   ----------    ------------
Sold:
  Class A                                                      5,985,549    $ 48,356,484    6,803,909    $ 62,419,096
---------------------------------------------------------------------------------------------------------------------
  Class B                                                      5,412,852      43,258,374    7,466,598      67,975,309
---------------------------------------------------------------------------------------------------------------------
  Class C                                                      2,272,059      18,177,771    3,674,621      33,162,044
=====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         11,649          78,507        7,039          59,975
---------------------------------------------------------------------------------------------------------------------
  Class B                                                          2,749          18,379        8,075          68,635
---------------------------------------------------------------------------------------------------------------------
  Class C                                                          1,235           8,260        3,982          33,851
=====================================================================================================================
Reacquired:
  Class A                                                     (4,256,465)    (32,295,823)    (394,265)     (3,425,427)
---------------------------------------------------------------------------------------------------------------------
  Class B                                                     (3,057,696)    (22,278,168)    (185,733)     (1,616,270)
---------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,532,565)    (11,283,152)    (131,788)     (1,137,041)
=====================================================================================================================
                                                               4,839,367    $ 44,040,632   17,252,438    $157,540,172
_____________________________________________________________________________________________________________________
=====================================================================================================================


NOTE 12-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                          CLASS A
                                                              --------------------------------
                                                               YEAR ENDED     AUGUST 31, 2000
                                                              DECEMBER 31,    (DATE OPERATIONS
                                                                  2001         COMMENCED) TO
                                                              ------------      DECEMBER 31,
                                                                                  2000(a)
                                                                              ----------------
Net asset value, beginning of period                            $  8.64           $ 10.00
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.04)               --
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.53)            (1.35)
==============================================================================================
    Total from investment operations                              (1.57)            (1.35)
==============================================================================================
Less distributions:
  Dividends from net investment income                            (0.01)               --
----------------------------------------------------------------------------------------------
  Distributions from net realized gains                            0.00             (0.01)
----------------------------------------------------------------------------------------------
    Total distributions                                           (0.01)            (0.01)
==============================================================================================
Net asset value, end of period                                  $  7.06           $  8.64
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                  (18.17)%          (13.49)%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $57,591           $55,409
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.52%(c)          1.40%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers                                              1.54%(c)          2.00%(d)
==============================================================================================
Ratio of net investment income (loss) to average net assets       (0.56)%(c)         0.10%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate                                              67%               13%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $64,073,727.
(d)  Annualized.

                                                                          CLASS B
                                                              --------------------------------
                                                               YEAR ENDED     AUGUST 31, 2000
                                                              DECEMBER 31,    (DATE OPERATIONS
                                                                  2001         COMMENCED) TO
                                                              ------------      DECEMBER 31,
                                                                                  2000(a)
                                                                              ----------------
Net asset value, beginning of period                            $  8.61           $ 10.00
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.09)            (0.02)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.52)            (1.36)
==============================================================================================
    Total from investment operations                              (1.61)            (1.38)
==============================================================================================
Less distributions from net realized gains                         0.00             (0.01)
==============================================================================================
Net asset value, end of period                                  $  7.00           $  8.61
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                  (18.68)%          (13.79)%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $67,571           $62,792
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 2.18%(c)          2.10%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers                                              2.20%(c)          2.70%(d)
==============================================================================================
Ratio of net investment income (loss) to average net assets       (1.22)%(c)        (0.60)%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate                                              67%               13%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $71,256,489.
(d)  Annualized.

                                                                          CLASS C
                                                              --------------------------------
                                                               YEAR ENDED     AUGUST 31, 2000
                                                              DECEMBER 31,    (DATE OPERATIONS
                                                                  2001         COMMENCED) TO
                                                              ------------      DECEMBER 31,
                                                                                  2000(a)
                                                                              ----------------
Net asset value, beginning of period                            $  8.62           $ 10.00
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.09)            (0.02)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.53)            (1.35)
==============================================================================================
    Total from investment operations                              (1.62)            (1.37)
==============================================================================================
Less distributions from net realized gains                         0.00             (0.01)
==============================================================================================
Net asset value, end of period                                  $  7.00           $  8.62
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                  (18.77)%          (13.69)%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $30,030           $30,557
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 2.18%(c)          2.10%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers                                              2.20%(c)          2.70%(d)
==============================================================================================
Ratio of net investment income (loss) to average net assets       (1.22)%(c)        (0.60)%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate                                              67%               13%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $32,647,782.
(d)  Annualized.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Board of Trustees and Shareholders of AIM Worldwide Spectrum Fund:

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Worldwide Spectrum Fund (one of the funds constituting AIM Funds Group; hereafter referred to as the "Fund") at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       February 14, 2002
                       Houston, Texas

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                           MARKET
                                               SHARES       VALUE
DOMESTIC COMMON STOCKS-61.50%

AIRLINES-2.03%

Southwest Airlines Co.                          15,000   $   277,200
====================================================================

APPLICATION SOFTWARE-3.40%

Cadence Design Systems, Inc.(a)                  7,000       153,440
--------------------------------------------------------------------
Manugistics Group, Inc.(a)                       9,000       189,720
--------------------------------------------------------------------
PeopleSoft, Inc.(a)                              3,000       120,600
====================================================================
                                                             463,760
====================================================================

AUTO PARTS & EQUIPMENT-0.89%

Johnson Controls, Inc.                           1,500       121,125
====================================================================

BANKS-2.31%

Bank of America Corp.                            5,000       314,750
====================================================================

BROADCASTING & CABLE TV-1.23%

Cox Communications, Inc.-Class A(a)              4,000       167,640
====================================================================

COMPUTER HARDWARE-4.35%

International Business Machines Corp.            1,600       193,536
--------------------------------------------------------------------
Sun Microsystems, Inc.(a)                       32,500       401,050
====================================================================
                                                             594,586
====================================================================

CONSTRUCTION & ENGINEERING-2.72%

Jacobs Engineering Group Inc.(a)                 3,500       231,000
--------------------------------------------------------------------
Shaw Group Inc. (The)(a)                         6,000       141,000
====================================================================
                                                             372,000
====================================================================

DATA PROCESSING SERVICES-2.59%

Concord EFS, Inc.(a)                             6,000       196,680
--------------------------------------------------------------------
First Data Corp.                                 2,000       156,900
====================================================================
                                                             353,580
====================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.11%

H&R Block, Inc.                                  3,400       151,980
====================================================================

DIVERSIFIED FINANCIAL SERVICES-7.70%

Citigroup Inc.                                   8,500       429,080
--------------------------------------------------------------------
Fannie Mae                                       3,400       270,300
--------------------------------------------------------------------
Freddie Mac                                      2,600       170,040
--------------------------------------------------------------------
Gabelli Asset Management Inc.-Class A(a)         4,200       181,440
====================================================================
                                                           1,050,860
====================================================================

ELECTRIC UTILITIES-2.01%

Mirant Corp.(a)                                 17,100       273,942
====================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.70%

Thermo Electron Corp.(a)                         4,000        95,440
====================================================================

GENERAL MERCHANDISE STORES-1.80%

Target Corp.                                     6,000       246,300
====================================================================

                                                           MARKET
                                               SHARES       VALUE

HEALTH CARE DISTRIBUTORS & SERVICES-2.49%

Laboratory Corp. of America Holdings(a)          4,200   $   339,570
====================================================================

HEALTH CARE EQUIPMENT-1.03%

Baxter International Inc.                        2,400       128,712
--------------------------------------------------------------------
Viasys Healthcare Inc.(a)                          584        11,803
====================================================================
                                                             140,515
====================================================================

HEALTH CARE FACILITIES-2.12%

HCA Inc.                                         7,500       289,050
====================================================================

HOMEBUILDING-1.34%

NVR, Inc.(a)                                       900       183,600
====================================================================

HOTELS-1.14%

Starwood Hotels & Resorts Worldwide, Inc.        5,200       155,220
====================================================================

MANAGED HEALTH CARE-2.28%

UnitedHealth Group Inc.                          4,400       311,388
====================================================================

MOVIES & ENTERTAINMENT-1.41%

AOL Time Warner Inc.(a)                          6,000       192,600
====================================================================

MULTI-UTILITIES-1.49%

Dynegy Inc.-Class A                              8,000       204,000
====================================================================

NETWORKING EQUIPMENT-1.05%

NetScreen Technologies, Inc.(a)                  6,500       143,845
====================================================================

OIL & GAS DRILLING-3.25%

Nabors Industries, Inc.(a)                       5,500       188,815
--------------------------------------------------------------------
Noble Drilling Corp.(a)                          7,500       255,300
====================================================================
                                                             444,115
====================================================================

PHARMACEUTICALS-1.30%

Johnson & Johnson                                3,000       177,300
====================================================================

SEMICONDUCTORS-1.42%

Microchip Technology Inc.(a)                     5,000       193,700
====================================================================

SOFT DRINKS-1.07%

PepsiCo, Inc.                                    3,000       146,070
====================================================================

SYSTEMS SOFTWARE-3.64%

Microsoft Corp.(a)                               7,500       497,025
====================================================================

TELECOMMUNICATIONS EQUIPMENT-1.48%

QUALCOMM Inc.(a)                                 4,000       202,000
====================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.15%

Sprint Corp. (PCS Group)(a)                     12,000       292,920
====================================================================
    Total Domestic Common Stocks (Cost
      $7,816,607)                                          8,396,081
====================================================================

                                                           MARKET
                                               SHARES       VALUE

FOREIGN STOCKS-28.27%

BERMUDA-6.41%

Accenture Ltd.-Class A (IT Consulting &
  Services)(a)                                   6,000   $   161,520
--------------------------------------------------------------------
Everest Re Group, Ltd. (Reinsurance)             5,500       388,850
--------------------------------------------------------------------
Tyco International Ltd. (Industrial
  Conglomerates)                                 5,500       323,950
====================================================================
                                                             874,320
====================================================================

CANADA-5.55%

Biovail Corp. (Pharmaceuticals)(a)               6,400       360,000
--------------------------------------------------------------------
Celestica Inc. (Electronic Equipment &
  Instruments)(a)                                4,200       169,638
--------------------------------------------------------------------
Talisman Energy Inc. (Oil & Gas Exploration &
  Production)                                    6,000       228,072
====================================================================
                                                             757,710
====================================================================

FRANCE-1.64%

Sanofi-Synthelabo S.A. (Pharmaceuticals)         3,000       224,186
====================================================================

GERMANY-4.84%

Altana A.G. (Pharmaceuticals)                    8,000       398,791
--------------------------------------------------------------------
Systeme, Anwendungen, Produkte in der
  Datenvernabeitung (Application Software)(a)    2,000       262,549
====================================================================
                                                             661,340
====================================================================

                                                           MARKET
                                               SHARES       VALUE

IRELAND-2.48%

Ryanair Holdings PLC (Airlines)(a)              53,400   $   338,098
====================================================================

ITALY-0.69%

Riunione Adriatica di Sicurta S.p.A
  (Multi-Line Insurance)                         8,000        94,383
====================================================================

UNITED KINGDOM-6.66%

ARM Holdings PLC (Semiconductors)(a)            28,000       146,357
--------------------------------------------------------------------
New Look Group PLC (Apparel Retail)             70,000       167,353
--------------------------------------------------------------------
Smith & Nephew PLC (Health Care Supplies)       36,169       218,547
--------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance
  Brokers)(a)                                   16,000       376,800
====================================================================
                                                             909,057
====================================================================
    Total Foreign Stocks (Cost $3,239,710)                 3,859,094
====================================================================

MONEY MARKET FUNDS-7.55%

STIC Liquid Assets Portfolio(b)                515,048       515,048
--------------------------------------------------------------------
STIC Prime Portfolio(b)                        515,048       515,048
====================================================================
    Total Money Market Funds (Cost
      $1,030,096)                                          1,030,096
====================================================================
TOTAL INVESTMENTS--97.32% (Cost $12,086,413)              13,285,271
====================================================================
OTHER ASSETS LESS LIABILITIES--2.68%                         365,563
====================================================================
NET ASSETS-100.00%                                       $13,650,834
____________________________________________________________________
====================================================================

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

WORLDWIDE SPECTRUM FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost $12,086,413)  $13,285,271
------------------------------------------------------------
Foreign currencies, at value (cost $46,947)           48,627
------------------------------------------------------------
Receivables for:
  Fund shares sold                                   477,143
------------------------------------------------------------
  Due from advisor                                    25,986
------------------------------------------------------------
  Dividends                                            7,780
------------------------------------------------------------
  Foreign currency contracts closed                    1,313
------------------------------------------------------------
Investment for deferred compensation plan              5,790
------------------------------------------------------------
Other assets                                          21,339
============================================================
    Total assets                                  13,873,249
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              161,136
------------------------------------------------------------
  Fund shares reacquired                               1,360
------------------------------------------------------------
  Foreign currency contracts outstanding               9,887
------------------------------------------------------------
  Options written (premiums received $19,879)          2,100
------------------------------------------------------------
  Deferred compensation plan                           5,790
------------------------------------------------------------
Accrued distribution fees                             11,156
------------------------------------------------------------
Accrued transfer agent fees                            2,230
------------------------------------------------------------
Accrued operating expenses                            28,756
============================================================
    Total liabilities                                222,415
============================================================
Net assets applicable to shares outstanding      $13,650,834
============================================================

NET ASSETS:

Class A                                          $ 8,725,382
____________________________________________________________
============================================================
Class B                                          $ 3,613,018
____________________________________________________________
============================================================
Class C                                          $ 1,312,434
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                              886,102
____________________________________________________________
============================================================
Class B                                              369,011
____________________________________________________________
============================================================
Class C                                              134,028
____________________________________________________________
============================================================
Class A:
  Net asset value per share                      $      9.85
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.85 divided by
      94.50%)                                    $     10.42
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share   $      9.79
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share   $      9.79
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $3,388)                                        $    53,291
------------------------------------------------------------
Dividends from affiliated money market funds          19,098
------------------------------------------------------------
Interest                                              42,122
============================================================
    Total investment income                          114,511
============================================================

EXPENSES:

Advisory fees                                         69,914
------------------------------------------------------------
Administrative services fees                          50,000
------------------------------------------------------------
Custodian fees                                        10,860
------------------------------------------------------------
Distribution fees -- Class A                          21,849
------------------------------------------------------------
Distribution fees -- Class B                          11,226
------------------------------------------------------------
Distribution fees -- Class C                           8,599
------------------------------------------------------------
Printing                                              19,385
------------------------------------------------------------
Professional fees                                     60,448
------------------------------------------------------------
Registration and filing                               94,917
------------------------------------------------------------
Transfer agent fees -- Class A                        11,536
------------------------------------------------------------
Transfer agent fees -- Class B                         2,228
------------------------------------------------------------
Transfer agent fees -- Class C                         1,707
------------------------------------------------------------
Trustees' fees                                         8,290
------------------------------------------------------------
Other                                                  7,210
============================================================
    Total expenses                                   378,169
============================================================
Less: Fees waived and expenses reimbursed           (207,946)
------------------------------------------------------------
    Expenses paid indirectly                             (96)
============================================================
    Net expenses                                     170,127
============================================================
Net investment income (loss)                         (55,616)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FOREIGN CURRENCY CONTRACTS, FUTURES CONTRACTS
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           (1,162,298)
------------------------------------------------------------
  Foreign currencies                                     591
------------------------------------------------------------
  Foreign currency contracts                         (44,002)
------------------------------------------------------------
  Futures contracts                                   26,574
------------------------------------------------------------
  Option contracts written                            15,021
============================================================
                                                  (1,164,114)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            1,198,858
------------------------------------------------------------
  Foreign currencies                                   1,356
------------------------------------------------------------
  Foreign currency contracts                          (9,887)
------------------------------------------------------------
  Option contracts written                            17,779
============================================================
                                                   1,208,106
============================================================
Net gain from investment securities, foreign
  currencies, foreign currency contracts,
  futures contracts and option contracts              43,992
============================================================
Net increase (decrease) in net assets resulting
  from operations                                $   (11,624)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2001 and for the period December 29, 2000 (Date operations commenced) to December 31, 2000.

                                                                 2001           2000
                                                              -----------    ----------
OPERATIONS:

  Net investment income (loss)                                $   (55,616)   $      321
---------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, foreign currency contracts, futures
    contracts and option contracts                             (1,164,114)           --
---------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies, foreign currency
    contracts and option contracts                              1,208,106            --
=======================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                  (11,624)          321
=======================================================================================
Distributions to shareholders from net investment income:
  Class A                                                            (673)           --
---------------------------------------------------------------------------------------
  Class B                                                            (285)           --
---------------------------------------------------------------------------------------
  Class C                                                             (94)           --
---------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       7,688,252     1,109,445
---------------------------------------------------------------------------------------
  Class B                                                       3,565,526            10
---------------------------------------------------------------------------------------
  Class C                                                       1,299,946            10
=======================================================================================
    Net increase in net assets                                 12,541,048     1,109,786
=======================================================================================

NET ASSETS:

  Beginning of year                                             1,109,786            --
=======================================================================================
  End of year                                                 $13,650,834    $1,109,786
_______________________________________________________________________________________
=======================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $13,610,384    $1,106,465
---------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (2,951)        3,321
---------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, foreign currency
    contracts, futures contracts and option contracts          (1,164,705)           --
---------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, foreign currency contracts and option
    contracts                                                   1,208,106            --
=======================================================================================
                                                              $13,650,834    $1,109,786
_______________________________________________________________________________________
=======================================================================================

See Notes to Financial Statements.

WORLDWIDE SPECTRUM FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Worldwide Spectrum Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

   On December 31, 2001, undistributed net investment income was increased by $50,396, undistributed net realized gain was decreased by $591 and shares of beneficial interest decreased by $49,805 as a result of nondeductible organization/stock issue expenses, differing book/tax treatment of foreign currency transactions and other reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund has a capital loss carryforward of $1,171,360 as of December 31, 2001 which may by carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2009.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

   Outstanding foreign currency contracts at December 31, 2001 were as follows:

                               CONTRACT TO                        UNREALIZED
   SETTLEMENT             ----------------------                 APPRECIATION
   DATE        CURRENCY    DELIVER     RECEIVE       VALUE      (DEPRECIATION)
   ----------  --------   ---------   ----------   ----------   --------------
   02/28/02      CAD        962,000   $  605,737   $  604,199      $ 1,538
   ---------------------------------------------------------------------------
   02/28/02      EUR      1,168,000    1,034,788    1,039,160       (4,372)
   ---------------------------------------------------------------------------
   02/28/02      GBP        263,000      374,565      381,618       (7,053)
   ===========================================================================
                                      $2,015,090   $2,024,977      $(9,887)
   ___________________________________________________________________________
   ===========================================================================

G. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

H. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

I. Expenses -- Distribution expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $1 billion. Effective July 1, 2001, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $69,914 and reimbursed expenses of $138,032.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2001, AIM was paid $50,000 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2001, AFS was paid $8,549 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $21,849, $11,226 and $8,599, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $10,936 from sales of the Class A shares of the Fund during the year ended December 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 2001, AIM Distributors received $2,126 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $3,237 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $96 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $96.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                           2001     2000
                                          ------    -----
Distributions paid from ordinary income   $1,052    $  --
_________________________________________________________
=========================================================

  As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                 $     2,838
---------------------------------------------------------
Capital loss carryforward                      (1,171,360)
---------------------------------------------------------
Unrealized appreciation                         1,208,972
=========================================================
                                              $    40,450
_________________________________________________________
=========================================================


The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain forward foreign currency contracts and other deferrals.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $23,544,142 and $11,325,528, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $1,570,416
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (374,789)
=========================================================
Net unrealized appreciation of investment
  securities                                   $1,195,627
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $12,089,644.


NOTE 8-CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2001 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                   ---------------------
                                   NUMBER OF    PREMIUMS
                                   CONTRACTS    RECEIVED
                                   ---------    --------
Beginning of year                      --       $     --
--------------------------------------------------------
Written                               136         64,817
--------------------------------------------------------
Closed                                (15)       (13,140)
--------------------------------------------------------
Exercised                             (75)       (25,897)
--------------------------------------------------------
Expired                                (6)        (5,901)
========================================================
End of year                            40       $ 19,879
________________________________________________________
========================================================

  Open call options written at December 31, 2001 were as follows:

                                                         DECEMBER 31,
              CONTRACT   STRIKE   NUMBER OF   PREMIUMS       2001        UNREALIZED
ISSUE          MONTH     PRICE    CONTRACTS   RECEIVED   MARKET VALUE   APPRECIATION
-----         --------   ------   ---------   --------   ------------   ------------
Dynegy, Inc.   Mar-02     $40        40       $19,879       $2,100        $17,779
____________________________________________________________________________________
====================================================================================

NOTE 9-SHARE INFORMATION


Changes in shares outstanding during the year ended December 31, 2001 and the period December 29, 2000 (date operations commenced) through December 31, 2000 were as follows:

                                                                        2001                      2000
                                                              ------------------------    ---------------------
                                                               SHARES        AMOUNT       SHARES       AMOUNT
                                                              ---------    -----------    -------    ----------
Sold:
  Class A                                                       872,405    $ 8,569,590    110,945    $1,109,445
---------------------------------------------------------------------------------------------------------------
  Class B                                                       389,269      3,753,828          1            10
---------------------------------------------------------------------------------------------------------------
  Class C                                                       183,610      1,766,611          1            10
===============================================================================================================
Issued as reinvestment of dividends:
  Class A                                                            70            670         --            --
---------------------------------------------------------------------------------------------------------------
  Class B                                                            29            277         --            --
---------------------------------------------------------------------------------------------------------------
  Class C                                                             9             90         --            --
===============================================================================================================
Reacquired:
  Class A                                                       (97,318)      (882,008)        --            --
---------------------------------------------------------------------------------------------------------------
  Class B                                                       (20,288)      (188,579)        --            --
---------------------------------------------------------------------------------------------------------------
  Class C                                                       (49,592)      (466,755)        --            --
===============================================================================================================
                                                              1,278,194    $12,553,724    110,947    $1,109,465
_______________________________________________________________________________________________________________
===============================================================================================================

NOTE 10-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           CLASS A
                                                              ---------------------------------
                                                                              DECEMBER 29, 2000
                                                                              (DATE OPERATIONS
                                                               YEAR ENDED       COMMENCED) TO
                                                              DECEMBER 31,      DECEMBER 31,
                                                                2001(A)             2000
                                                              ------------    -----------------
Net asset value, beginning of period                             $10.00            $10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss                                             (0.05)               --
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.10)               --
===============================================================================================
    Total from investment operations                              (0.15)               --
===============================================================================================
Less distributions from net investment income                     (0.00)               --
===============================================================================================
Net asset value, end of period                                   $ 9.85            $10.00
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   (1.49)%              --
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $8,725            $1,110
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.91%(c)          1.80%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers                                              4.44%(c)         76.90%(d)
===============================================================================================
Ratio of net investment income (loss) to average net assets       (0.52)%(c)         3.91%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate                                             168%               --
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $6,242,607.
(d)  Annualized.

                                                                  CLASS B
                                                              ---------------
                                                              JANUARY 2, 2001
                                                                (DATE SALES
                                                               COMMENCED) TO
                                                               DECEMBER 31,
                                                                  2001(a)
                                                              ---------------
Net asset value, beginning of period                              $10.00
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.11)
-----------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)          (0.10)
=============================================================================
    Total from investment operations                               (0.21)
=============================================================================
Less distributions from net investment income                      (0.00)
=============================================================================
Net asset value, end of period                                    $ 9.79
_____________________________________________________________________________
=============================================================================
Total return(b)                                                    (2.09)%
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $3,613
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  2.57%(c)
-----------------------------------------------------------------------------
  Without fee waivers                                               5.10%(c)
=============================================================================
Ratio of net investment income (loss) to average net assets        (1.18)%(c)
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate                                              168%
_____________________________________________________________________________
=============================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $1,125,683.

                                                                  CLASS C
                                                              ----------------
                                                              JANUARY 11, 2001
                                                                (DATE SALES
                                                               COMMENCED) TO
                                                                DECEMBER 31,
                                                                  2001(a)
                                                              ----------------
Net asset value, beginning of period                               $10.00
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.11)
------------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)           (0.10)
==============================================================================
    Total from investment operations                                (0.21)
==============================================================================
Less distributions from net investment income                       (0.00)
==============================================================================
Net asset value, end of period                                     $ 9.79
______________________________________________________________________________
==============================================================================
Total return(b)                                                     (2.09)%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $1,312
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   2.57%(c)
------------------------------------------------------------------------------
  Without fee waivers                                                5.10%(c)
==============================================================================
Ratio of net investment income (loss) to average net assets         (1.18)%(c)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate                                               168%
______________________________________________________________________________
==============================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $884,117.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
BONDS & NOTES-21.64%

AEROSPACE & DEFENSE-0.38%

Raytheon Co., Notes, 6.75%, 08/15/07           $ 11,565,000   $   12,231,491
============================================================================

ALTERNATIVE CARRIERS-0.06%

Intermedia Communications Inc.- Series B, Sr.
  Unsec. Notes, 9.50%, 03/01/09(a)                5,475,000        1,779,375
============================================================================

AUTOMOBILE MANUFACTURERS-0.40%

Ford Holdings, Inc., Unsec. Gtd. Unsub. Deb.,
  9.30%, 03/01/30                                 6,000,000        6,421,440
----------------------------------------------------------------------------
General Motors Corp., Putable Deb., 8.80%,
  03/01/21                                        5,965,000        6,503,818
============================================================================
                                                                  12,925,258
============================================================================

BANKS-2.38%

Dresdner Funding Trust I, Notes, 8.15%,
  06/30/31 (Acquired 05/09/02; Cost
  $6,259,723)(b)                                  5,900,000        6,376,248
----------------------------------------------------------------------------
European Investment Bank (Luxembourg),
  Sr. Unsub. Yankee Notes, 4.00%, 08/30/05        9,130,000        9,202,218
----------------------------------------------------------------------------
  Yankee Notes, 4.63%, 03/01/07                   6,750,000        6,837,817
----------------------------------------------------------------------------
Huntington National Bank, Sub. Notes, 6.60%,
  06/15/18                                        4,180,000        3,969,370
----------------------------------------------------------------------------
Key Bank N. A., Sr. Notes, 4.10%, 06/30/05       14,910,000       14,909,254
----------------------------------------------------------------------------
Regions Financial Corp., Putable Sub. Notes,
  7.75%, 09/15/04                                 6,300,000        6,910,344
----------------------------------------------------------------------------
St. Paul Bancorp, Inc., Sr. Unsec. Unsub.
  Notes, 7.13%, 02/15/04                          5,500,000        5,755,090
----------------------------------------------------------------------------
SunTrust Banks, Inc., Sr. Unsec. Deb., 6.00%,
  01/15/28                                        6,595,000        6,668,270
----------------------------------------------------------------------------
Swiss Bank Corp.-NY, Sub. Notes, 7.38%,
  06/15/17                                        2,590,000        2,816,651
----------------------------------------------------------------------------
U.S. Bank N.A., Sub. Notes, 6.30%, 02/04/14       6,505,000        6,589,045
----------------------------------------------------------------------------
Wachovia Corp.,
  Unsec. Putable Sub. Deb., 6.55%, 10/15/35       5,780,000        6,158,995
----------------------------------------------------------------------------
  Unsec. Sub. Notes, 6.25%, 08/04/08                800,000          832,112
============================================================================
                                                                  77,025,414
============================================================================

BREWERS-0.16%

Anheuser-Busch Cos., Inc., Bonds, 6.50%,
  02/01/43                                        5,125,000        5,072,469
============================================================================

BROADCASTING & CABLE TV-1.54%

Comcast Cable Communications, Unsec. Notes,
  8.88%, 05/01/17                                 6,545,000        6,300,152
----------------------------------------------------------------------------
Continental Cablevision, Inc., Sr. Deb.,
  9.50%, 08/01/13                                10,200,000       10,549,248
----------------------------------------------------------------------------
Lenfest Communications, Inc., Sr. Unsec. Sub.
  Notes, 8.25%, 02/15/08                          2,550,000        2,479,594
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
BROADCASTING & CABLE TV-(CONTINUED)

Shaw Communications Inc. (Canada), Sr. Unsec.
  Unsub. Yankee Notes, 8.25%, 04/11/10         $     70,000   $       72,663
----------------------------------------------------------------------------
TCA Cable TV, Inc., Sr. Unsec. Deb., 6.53%,
  02/01/28                                        4,350,000        4,138,894
----------------------------------------------------------------------------
TCI Communications, Inc.,
  Sr. Unsec. Deb.,
  8.75%, 08/01/15                                 2,100,000        2,186,940
----------------------------------------------------------------------------
  7.88%, 02/15/26                                 5,835,000        5,365,341
----------------------------------------------------------------------------
Time Warner Inc.,
  Sr. Unsec. Gtd. Deb, 6.88%, 06/15/18            6,860,000        5,820,916
----------------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/05                   7,375,000        7,552,369
----------------------------------------------------------------------------
Turner Broadcasting System, Inc.-Class A, Sr.
  Notes, 8.38%, 07/01/13                          5,100,000        5,193,228
============================================================================
                                                                  49,659,345
============================================================================

COMPUTER HARDWARE-0.04%

Candescent Technologies Corp., Sr. Conv.
  Unsec. Gtd. Sub. Deb., 8.00%, 05/01/03
  (Acquired 04/17/98-04/19/01; Cost
  $19,222,750)(a)(b)(c)                          25,012,000        1,325,636
============================================================================

CONSUMER FINANCE-1.62%

CitiFinancial Credit Co.,
  Putable Notes, 6.63%, 06/01/15                  6,375,000        6,664,042
----------------------------------------------------------------------------
  Unsec. Notes, 6.75%, 07/01/07                   8,125,000        8,811,319
----------------------------------------------------------------------------
  Unsec. Putable Notes, 7.88%, 02/01/05           5,865,000        6,553,258
----------------------------------------------------------------------------
Ford Motor Credit Co.,
  Notes, 7.88%, 06/15/10                          5,515,000        5,763,561
----------------------------------------------------------------------------
  Unsec. Notes, 6.88%, 02/01/06                  10,685,000       10,926,054
----------------------------------------------------------------------------
  Unsec. Notes, 7.38%, 10/28/09                   7,305,000        7,483,826
----------------------------------------------------------------------------
Household Finance Corp., Sr. Unsec. Notes,
  8.00%, 07/15/10                                 5,780,000        6,210,148
============================================================================
                                                                  52,412,208
============================================================================

DIVERSIFIED FINANCIAL SERVICES-3.00%

Auburn Hills Trust, Unsec. Gtd. Deb., 12.38%,
  05/01/20                                        5,910,000        8,499,112
----------------------------------------------------------------------------
Bombardier Capital Ltd. (Canada), Yankee
  Notes, 7.50%, 08/15/04 (Acquired 06/19/02;
  Cost $8,485,261)(b)                             7,970,000        8,325,860
----------------------------------------------------------------------------
CIT Group Inc. (The), Sr. Notes, 7.13%,
  10/15/04                                        1,110,000        1,071,838
----------------------------------------------------------------------------
Citigroup Inc.,
  Sr. Unsec. Notes, 4.13%, 06/30/05               7,080,000        7,134,728
----------------------------------------------------------------------------
  Unsec. Sub. Notes, 6.63%, 06/15/32             10,850,000       10,518,858
----------------------------------------------------------------------------
Fidelity Investments, Bonds, 7.57%, 06/15/29
  (Acquired 04/10/01-05/01/02; Cost
  $8,643,518)(b)                                  8,200,000        8,777,034
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

General Electric Capital Corp., Gtd. Sub.
  Notes, 8.13%, 05/15/12                       $  9,180,000   $   10,461,253
----------------------------------------------------------------------------
General Motors Acceptance Corp., Medium Term
  Notes, 5.25%, 05/16/05                          6,470,000        6,523,377
----------------------------------------------------------------------------
Heller Financial, Inc., Unsec. Notes, 7.38%,
  11/01/09                                        4,300,000        4,685,237
----------------------------------------------------------------------------
Jackson National Life Insurance Co., Sec.
  Notes, 6.13%, 05/30/12 (Acquired 05/22/02;
  Cost $9,352,328)(b)                             9,380,000        9,473,425
----------------------------------------------------------------------------
Lehman Brothers Holdings Inc.,
  Notes, 6.63%, 01/18/12                          3,540,000        3,609,773
----------------------------------------------------------------------------
  Sr. Bonds, 7.88%, 08/15/10                      5,955,000        6,561,814
----------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
  Corp., Sr. Notes, 6.00%, 05/15/06               7,100,000        7,288,079
----------------------------------------------------------------------------
Prudential Funding, LLC, Medium Term Notes,
  6.60%, 05/15/08 (Acquired 05/09/01; Cost
  $2,097,564)(b)                                  2,100,000        2,203,047
----------------------------------------------------------------------------
Qwest Capital Funding Inc., Unsec. Gtd.
  Notes, 7.63%, 08/03/21                          4,000,000        1,940,000
============================================================================
                                                                  97,073,435
============================================================================

ELECTRIC UTILITIES-4.36%

CILCORP, Inc., Sr. Unsec. Bonds, 9.38%,
  10/15/29                                        9,000,000       10,340,010
----------------------------------------------------------------------------
Cleveland Electric Illuminating Co. (The),
  First Mortgage Bonds, 6.86%, 10/01/08           6,080,000        6,293,712
----------------------------------------------------------------------------
  Series D, Sec. Notes, 7.88%, 11/01/17          14,795,000       16,071,956
----------------------------------------------------------------------------
Dominion Resources, Inc.-Series A, Sr. Unsec.
  Unsub. Notes, 8.13%, 06/15/10                     450,000          498,825
----------------------------------------------------------------------------
El Paso Electric Co.
  Series D, Sec. First Mortgage Bonds, 8.90%,
  02/01/06                                        8,850,000        9,672,784
----------------------------------------------------------------------------
  Series E, Sec. First Mortgage Bonds, 9.40%,
  05/01/11                                        5,438,000        5,974,132
----------------------------------------------------------------------------
Empire District Electric Co. (The), Sr.
  Notes, 7.70%, 11/15/04                          8,000,000        8,572,800
----------------------------------------------------------------------------
Hydro-Quebec (Canada),
  Gtd. Yankee Bonds, 9.40%, 02/01/21              8,445,000       11,240,042
----------------------------------------------------------------------------
  Series B, Gtd. Medium Term Yankee Notes,
  8.62%, 12/15/11                                 5,000,000        6,132,850
----------------------------------------------------------------------------
Indiana Michigan Power Co.
  Series C, Sr. Unsec. Notes, 6.13%,
  12/15/06                                        5,700,000        5,832,354
----------------------------------------------------------------------------
  Series F, SLOBS, 9.82%, 12/07/22                4,467,333        4,898,162
----------------------------------------------------------------------------
Kincaid Generation LLC, Sec. Bonds, 7.33%,
  06/15/20 (Acquired 04/30/98; Cost
  $3,302,536)(b)                                  3,294,399        3,065,438
----------------------------------------------------------------------------
Niagara Mohawk Holdings Inc., First Mortgage
  Notes, 7.75%, 05/15/06                          3,700,000        4,013,797
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
ELECTRIC UTILITIES-(CONTINUED)

Niagara Mohawk Power Corp.-Series H, Sr.
  Unsec. Disc. Notes, 8.50%, 07/01/10(d)       $  8,550,000   $    8,398,323
----------------------------------------------------------------------------
NRG Energy, Inc., Sr. Unsec. Notes,
  7.63%, 02/01/06 (Acquired 02/14/02; Cost
  $4,327,356)(b)                                  4,400,000        4,097,500
----------------------------------------------------------------------------
  8.25%, 09/15/10                                10,475,000        9,453,687
----------------------------------------------------------------------------
  8.63%, 04/01/31                                10,245,000        7,927,069
----------------------------------------------------------------------------
Public Service Company of New Mexico- Series
  A, Sr. Unsec. Notes, 7.10%, 08/01/05            7,850,000        8,244,306
----------------------------------------------------------------------------
Sutton Bridge Financing Ltd. (United
  Kingdom), Gtd. Euro Bonds, 8.63%,
  06/30/22(e)             GBP                     3,000,000        4,909,987
----------------------------------------------------------------------------
Texas-New Mexico Power Co., Sr. Sec. Notes,
  6.25%, 01/15/09                                 5,800,000        5,409,370
============================================================================
                                                                 141,047,104
============================================================================

GAS UTILITIES-0.60%

El Paso Corp., Medium Term Notes, 8.05%,
  10/15/30                                        7,750,000        7,272,678
----------------------------------------------------------------------------
ONEOK, Inc., Unsec. Notes, 7.75%, 08/15/06        3,100,000        3,355,502
----------------------------------------------------------------------------
Tennessee Gas Pipeline Co., Unsec. Deb.,
  7.63%, 04/01/37                                 7,000,000        6,741,210
----------------------------------------------------------------------------
Westcoast Energy Inc.
  (Canada)-Series V, Unsec. Deb., 6.45%,
  12/18/06(e)             CAD                     3,000,000        2,069,238
============================================================================
                                                                  19,438,628
============================================================================

INDUSTRIAL CONGLOMERATES-0.04%

Vodafone Finance B.V. (Netherlands), Unsec.
  Unsub. Gtd. Euro Bonds, 4.75%,
  05/27/09(e)             EUR                     1,300,000        1,192,014
============================================================================

INTEGRATED OIL & GAS-0.73%

El Paso CGP Co., Sr.
  Unsec. Putable Deb., 6.70%, 02/15/27           18,900,000       18,749,745
----------------------------------------------------------------------------
Occidental Petroleum Corp., Sr. Unsec. Notes,
  7.38%, 11/15/08                                 4,280,000        4,683,262
============================================================================
                                                                  23,433,007
============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.16%

Olivetti International Finance
  N.V.(Netherlands)-Series E, Gtd. Medium
  Term Euro Disc. Notes, 6.13%,
  07/30/09(e)             EUR                     3,210,000        3,099,304
----------------------------------------------------------------------------
Sprint Corp., Putable Deb., 9.00%, 10/15/19       2,200,000        2,222,902
============================================================================
                                                                   5,322,206
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE

LIFE & HEALTH INSURANCE-1.02%

American General Finance Corp., Sr. Unsec.
  Putable Notes, 8.13%, 08/15/09               $  4,430,000   $    4,940,938
----------------------------------------------------------------------------
American General Institute Capital- Series B,
  Gtd. Notes, 8.13%, 03/15/46 (Acquired
  02/07/02; Cost $6,848,842)(b)                   6,070,000        6,950,939
----------------------------------------------------------------------------
John Hancock Global Funding II, Notes, 5.00%,
  07/27/07 (Acquired 06/12/02; Cost
  $7,046,123)(b)                                  7,050,000        7,063,184
----------------------------------------------------------------------------
Sun Canada Financial Co., Gtd. Sub. Bonds,
  6.63%, 12/15/07 (Acquired 10/14/99; Cost
  $1,402,095)(b)                                  1,500,000        1,582,088
----------------------------------------------------------------------------
Torchmark Corp., Notes,
  7.38%, 08/01/13                                 3,000,000        3,160,980
----------------------------------------------------------------------------
  7.88%, 05/15/23                                 9,200,000        9,377,008
============================================================================
                                                                  33,075,137
============================================================================

MULTI-LINE INSURANCE-0.32%

AIG SunAmerica Global Financing IX, Sr.
  Notes, 5.10%, 01/17/07 (Acquired 01/10/02;
  Cost $7,033,242)(b)                             7,040,000        7,147,360
----------------------------------------------------------------------------
AIG SunAmerica Global Financing VI, Sr. Sec.
  Notes, 6.30%, 05/10/11 (Acquired 04/12/02;
  Cost $2,977,583)(b)                             2,950,000        3,037,763
============================================================================
                                                                  10,185,123
============================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.25%

Williams Cos., Inc. (The)-Series A, Sr.
  Unsec. PATS, 6.75%, 01/15/06                    5,525,000        4,330,219
----------------------------------------------------------------------------
Williams Gas Pipeline Central Inc., Sr.
  Notes, 7.38%, 11/15/06 (Acquired 02/15/01;
  Cost $3,924,640)(b)                             3,800,000        3,676,272
============================================================================
                                                                   8,006,491
============================================================================

OIL & GAS-0.22%

Canadian Oil Sands Ltd., (Canada) Sr. Yankee
  Notes, 7.90%, 09/01/21 (Acquired 08/17/01;
  Cost $7,162,659)(b)                             7,175,000        7,221,135
============================================================================

OIL & GAS EQUIPMENT & SERVICES-0.20%

National-Oilwell, Inc., Sr. Unsec. Notes,
  6.50%, 03/15/11                                 2,750,000        2,716,808
----------------------------------------------------------------------------
Smith International, Inc., Notes, 6.75%,
  02/15/11                                        3,750,000        3,712,875
============================================================================
                                                                   6,429,683
============================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.62%

Anadarko Petroleum Corp., Unsec. Putable
  Deb., 7.73%, 09/15/26                           8,250,000        8,865,368
----------------------------------------------------------------------------
Anderson Exploration Ltd. (Canada), Unsec.
  Sub. Yankee Notes, 6.75%, 03/15/11              7,075,000        7,178,861
----------------------------------------------------------------------------
Colorado Interstate Gas Co., Sr. Unsec. Deb.,
  10.00%, 06/15/05                                5,475,000        6,022,226
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
OIL & GAS EXPLORATION & PRODUCTION-(CONTINUED)

Devon Energy Corp., Sr. Unsec. Deb., 7.95%,
  04/15/32                                     $  2,200,000   $    2,377,298
----------------------------------------------------------------------------
Devon Financing Corp. ULC, Sr. Unsec. Gtd.
  Unsub. Notes, 7.88%, 09/30/31                   3,265,000        3,489,436
----------------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Unsec.
  Notes, 6.88%, 12/01/07                          4,070,000        4,329,178
----------------------------------------------------------------------------
Nexen Inc. (Canada), Unsec. Yankee Notes,
  7.40%, 05/01/28                                 4,965,000        4,784,224
----------------------------------------------------------------------------
Noble Energy, Inc., Sr. Unsec. Deb., 7.25%,
  08/01/97                                       18,196,000       15,246,428
============================================================================
                                                                  52,293,019
============================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.69%

Petroleos Mexicanos (Mexico),
  Series P, Unsec. Putable Unsub. Yankee
  Notes, 9.50%, 03/15/06                          7,125,000        7,768,031
----------------------------------------------------------------------------
  Sr. Unsec. Gtd. Putable Yankee Bonds,
  9.38%, 12/02/08                                 6,295,000        6,719,913
----------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp., Notes,
  8.88%, 07/15/12 (Acquired 06/28/02; Cost
  $7,903,575)(b)                                  8,100,000        7,920,261
============================================================================
                                                                  22,408,205
============================================================================

PHARMACEUTICALS-0.16%

Merck & Co., Inc., Unsec. Deb., 6.40%,
  03/01/28                                        5,080,000        5,097,882
============================================================================

PROPERTY & CASUALTY INSURANCE-0.90%

American Re Corp.-Series B, Sr. Unsec. Notes,
  7.45%, 12/15/26                                17,925,000       19,090,125
----------------------------------------------------------------------------
Markel Corp.,
  Unsec. Gtd. Notes, 7.20%, 08/15/07              7,000,000        6,876,590
----------------------------------------------------------------------------
  Unsec. Notes, 7.00%, 05/15/08                   2,350,000        2,244,532
----------------------------------------------------------------------------
Travelers Property Casualty Corp., Sr. Unsec.
  Notes, 6.75%, 11/15/06                            700,000          741,440
============================================================================
                                                                  28,952,687
============================================================================

PUBLISHING-0.22%

News America Holdings, Inc.,
  Putable Notes, 8.45%, 08/01/06                  1,825,000        1,962,769
----------------------------------------------------------------------------
  Sr. Unsec. Gtd. Putable Bonds, 7.43%,
  10/01/06                                        4,950,000        5,160,326
============================================================================
                                                                   7,123,095
============================================================================

RAILROADS-0.17%

Norfolk Southern Corp., Notes, 7.05%,
  05/01/37                                        5,250,000        5,546,625
============================================================================

REAL ESTATE INVESTMENT TRUSTS-0.33%

EOP Operating L.P.,
  Sr. Unsec. Notes, 7.25%, 02/15/18               3,255,000        3,405,804
----------------------------------------------------------------------------
  Unsec. Gtd. Notes, 6.75%, 02/15/12              2,205,000        2,260,015
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
REAL ESTATE INVESTMENT TRUSTS-(CONTINUED)

Spieker Properties, Inc., Unsec. Unsub. Deb.,
  7.35%, 12/01/17                              $  4,600,000   $    4,855,254
============================================================================
                                                                  10,521,073
============================================================================

SOVEREIGN DEBT-0.02%

Manitoba (Province of) (Canada)- Series EM,
  Unsec. Unsub. Yankee Notes, 7.50%, 02/22/10       700,000          805,337
============================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.05%

Bell Mobility Cellular Inc. (Canada), Unsec.
  Deb., 6.55%, 06/02/08(e)  CAD                   2,500,000        1,654,814
============================================================================
    Total Bonds & Notes (Cost $719,490,508)                      699,257,896
============================================================================

                                                  SHARES
STOCKS & OTHER EQUITY INTERESTS-54.57%

ADVERTISING-1.95%

Interpublic Group of Cos., Inc. (The)               823,000       20,377,480
----------------------------------------------------------------------------
Lamar Advertising Co.(f)                            601,000       22,363,210
----------------------------------------------------------------------------
Omnicom Group Inc.                                  440,000       20,152,000
============================================================================
                                                                  62,892,690
============================================================================

AEROSPACE & DEFENSE-1.73%

Honeywell International Inc.                        752,000       26,492,960
----------------------------------------------------------------------------
United Technologies Corp.                           432,600       29,373,540
============================================================================
                                                                  55,866,500
============================================================================

APPAREL RETAIL-0.86%

Limited Brands                                    1,313,000       27,966,900
============================================================================

BANKS-2.08%

Bank of America Corp.                               370,500       26,068,380
----------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                    503,000       16,976,250
----------------------------------------------------------------------------
Northern Trust Corp.                                552,000       24,321,120
============================================================================
                                                                  67,365,750
============================================================================

BIOTECHNOLOGY-0.18%

Genzyme Corp.(f)                                    298,813        5,749,162
============================================================================

BROADCASTING & CABLE TV-1.09%

Clear Channel Communications, Inc.(f)               388,000       12,423,760
----------------------------------------------------------------------------
Univision Communications Inc.-Class A(f)            722,000       22,670,800
============================================================================
                                                                  35,094,560
============================================================================

BUILDING PRODUCTS-0.67%

Masco Corp.                                         803,000       21,769,330
============================================================================

COMPUTER HARDWARE-0.61%

International Business Machines Corp.               273,000       19,656,000
============================================================================

CONSTRUCTION & ENGINEERING-0.45%

Quanta Services, Inc.(f)                          1,467,000       14,479,290
============================================================================

                                                                  MARKET
                                                  SHARES          VALUE

DATA PROCESSING SERVICES-1.50%

Concord EFS, Inc.(f)                                591,400   $   17,824,796
----------------------------------------------------------------------------
DST Systems, Inc.(f)                                668,000       30,534,280
============================================================================
                                                                  48,359,076
============================================================================

DIVERSIFIED FINANCIAL SERVICES-6.24%

American Express Co.                                452,000       16,416,640
----------------------------------------------------------------------------
Citigroup Inc.                                    1,421,433       55,080,529
----------------------------------------------------------------------------
Fannie Mae                                          263,800       19,455,250
----------------------------------------------------------------------------
Freddie Mac                                         321,900       19,700,280
----------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                     324,100       23,772,735
----------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                       329,000       20,569,080
----------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                           682,000       27,621,000
----------------------------------------------------------------------------
Morgan Stanley                                      445,600       19,196,448
============================================================================
                                                                 201,811,962
============================================================================

FOOD RETAIL-1.41%

Kroger Co. (The)(f)                               1,274,000       25,352,600
----------------------------------------------------------------------------
Safeway Inc.(f)                                     695,500       20,301,645
============================================================================
                                                                  45,654,245
============================================================================

GENERAL MERCHANDISE STORES-2.91%

BJ's Wholesale Club, Inc.(f)                        663,600       25,548,600
----------------------------------------------------------------------------
Target Corp.                                        960,300       36,587,430
----------------------------------------------------------------------------
Wal-Mart Stores, Inc.                               579,000       31,850,790
============================================================================
                                                                  93,986,820
============================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-0.82%

Cardinal Health, Inc.                               430,500       26,437,005
============================================================================

HEALTH CARE EQUIPMENT-0.69%

Baxter International Inc.                           498,800       22,171,660
============================================================================

HEALTH CARE FACILITIES-1.33%

HCA Inc.                                            451,000       21,422,500
----------------------------------------------------------------------------
Tenet Healthcare Corp.(f)                           303,000       21,679,650
============================================================================
                                                                  43,102,150
============================================================================

HEALTH CARE SUPPLIES-0.74%

Alcon, Inc. (Switzerland)(f)                        694,900       23,800,325
============================================================================

HOME IMPROVEMENT RETAIL-1.54%

Home Depot, Inc. (The)                              620,300       22,783,619
----------------------------------------------------------------------------
Lowe's Cos., Inc.                                   597,300       27,117,420
============================================================================
                                                                  49,901,039
============================================================================

HOUSEHOLD APPLIANCES-0.81%

Black & Decker Corp. (The)                          541,000       26,076,200
============================================================================

HOUSEHOLD PRODUCTS-0.90%

Colgate-Palmolive Co.                               583,000       29,179,150
============================================================================

INDUSTRIAL CONGLOMERATES-1.23%

General Electric Co.                              1,369,800       39,792,690
============================================================================

                                                                  MARKET
                                                  SHARES          VALUE

INSURANCE BROKERS-0.62%

Marsh & McLennan Cos., Inc.                         209,100   $   20,199,060
============================================================================

INTEGRATED OIL & GAS-2.10%

ChevronTexaco Corp.                                 237,400       21,009,900
----------------------------------------------------------------------------
Exxon Mobil Corp.                                   687,900       28,148,868
----------------------------------------------------------------------------
TotalFinaElf S.A. (France)                          115,700       18,848,939
============================================================================
                                                                  68,007,707
============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.01%

BellSouth Corp.                                     524,300       16,515,450
----------------------------------------------------------------------------
Verizon Communications Inc.                         405,900       16,296,885
============================================================================
                                                                  32,812,335
============================================================================

IT CONSULTING & SERVICES-0.84%

SunGard Data Systems Inc.(f)                      1,025,100       27,144,648
============================================================================

LIFE & HEALTH INSURANCE-1.08%

Prudential Financial, Inc.(f)                       500,900       16,710,024
----------------------------------------------------------------------------
Sun Life Financial Services of Canada
  (Canada)                                          836,800       18,165,154
============================================================================
                                                                  34,875,178
============================================================================

MANAGED HEALTH CARE-0.47%

Anthem, Inc.(f)                                     226,300       15,270,724
============================================================================

MOVIES & ENTERTAINMENT-1.30%

AOL Time Warner Inc.(f)                           1,196,300       17,597,573
----------------------------------------------------------------------------
Viacom Inc.-Class B(f)                              553,659       24,565,850
============================================================================
                                                                  42,163,423
============================================================================

MULTI-LINE INSURANCE-1.76%

American International Group, Inc.                  584,960       39,911,821
----------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)       285,000       16,948,950
============================================================================
                                                                  56,860,771
============================================================================

NETWORKING EQUIPMENT-0.74%

Cisco Systems, Inc.(f)                            1,707,200       23,815,440
============================================================================

OIL & GAS DRILLING-0.52%

Noble Corp. (Cayman Islands)(f)                     440,000       16,984,000
============================================================================

OIL & GAS EQUIPMENT & SERVICES-1.15%

Cooper Cameron Corp.(f)                             765,000       37,041,300
============================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.21%

Apache Corp.                                        362,400       20,830,752
----------------------------------------------------------------------------
Kerr-McGee Corp.-$1.83 Pfd. DECS                    390,000       18,135,000
============================================================================
                                                                  38,965,752
============================================================================

PACKAGED FOODS & MEATS-0.68%

Kraft Foods, Inc.-Class A                           536,700       21,977,865
============================================================================

                                                                  MARKET
                                                  SHARES          VALUE

PERSONAL PRODUCTS-0.61%

Estee Lauder Cos. Inc. (The)-Class A                560,000   $   19,712,000
============================================================================

PHARMACEUTICALS-3.89%

Abbott Laboratories                                 376,000       14,156,400
----------------------------------------------------------------------------
Johnson & Johnson                                   462,200       24,154,572
----------------------------------------------------------------------------
Merck & Co., Inc.                                   409,800       20,752,272
----------------------------------------------------------------------------
Pfizer Inc.                                         757,100       26,498,500
----------------------------------------------------------------------------
Pharmacia Corp.                                     636,900       23,851,905
----------------------------------------------------------------------------
Wyeth                                               318,600       16,312,320
============================================================================
                                                                 125,725,969
============================================================================

PROPERTY & CASUALTY INSURANCE-0.81%

MGIC Investment Corp.                               384,600       26,075,880
============================================================================

REAL ESTATE INVESTMENT TRUSTS-0.00%

Wyndham International, Inc. Voting Trust
  (Acquired 08/27/99-06/15/02; Cost
  $276,154)(b)(c)                                     3,284           33,260
============================================================================

SEMICONDUCTOR EQUIPMENT-0.95%

Applied Materials, Inc.(f)                          795,000       15,120,900
----------------------------------------------------------------------------
Novellus Systems, Inc.(f)                           454,000       15,436,000
============================================================================
                                                                  30,556,900
============================================================================

SEMICONDUCTORS-2.17%

Analog Devices, Inc.(f)                             688,300       20,442,510
----------------------------------------------------------------------------
Intel Corp.                                         873,700       15,962,499
----------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)                               1,210,000       15,730,000
----------------------------------------------------------------------------
Texas Instruments Inc.                              760,700       18,028,590
============================================================================
                                                                  70,163,599
============================================================================

SPECIALTY STORES-1.04%

Bed Bath & Beyond Inc.(f)                           887,500       33,494,250
============================================================================

SYSTEMS SOFTWARE-1.38%

Microsoft Corp.(f)                                  548,900       30,024,830
----------------------------------------------------------------------------
Oracle Corp.(f)                                   1,536,800       14,553,496
============================================================================
                                                                  44,578,326
============================================================================

TELECOMMUNICATIONS EQUIPMENT-0.50%

Nokia Oyj-ADR (Finland)                           1,106,000       16,014,880
============================================================================
    Total Stocks & Other Equity Interests
      (Cost $1,743,277,864)                                    1,763,585,771
============================================================================

                                                PRINCIPAL
                                                  AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES-11.21%

FEDERAL HOME LOAN BANK-0.03%

Unsec. Bonds, 4.88%, 04/16/04                  $    820,000          847,888
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-3.14%

Jr. Unsec. Sub. Notes,
  5.88%, 03/21/11                              $  7,350,000   $    7,499,793
----------------------------------------------------------------------------
Pass Through Ctfs.,
  6.50%, 08/01/03 to 05/01/32                     1,887,795        1,942,824
----------------------------------------------------------------------------
  6.00%, 04/01/17 to 05/01/32                    17,941,537       18,311,945
----------------------------------------------------------------------------
  8.00%, 01/01/27                                 3,172,572        3,396,619
----------------------------------------------------------------------------
  7.00%, 07/01/29 to 06/01/32                    25,154,077       26,088,906
----------------------------------------------------------------------------
  7.50%, 12/01/30 to 03/01/32                     4,570,248        4,803,544
----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.00%, 08/01/32(g)                                140,000          139,650
----------------------------------------------------------------------------
  6.50%, 08/01/32(g)                             29,265,000       29,850,300
----------------------------------------------------------------------------
Unsec. Notes,
  5.50%, 09/15/11                                 9,410,000        9,524,143
============================================================================
                                                                 101,557,724
============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-6.08%

Pass Through Ctfs.,
  8.50%, 03/01/10 to 02/01/28                     9,020,257        9,741,795
----------------------------------------------------------------------------
  6.50%, 04/01/14 to 05/01/29                    17,325,314       18,001,456
----------------------------------------------------------------------------
  7.50%, 11/01/15 to 02/25/41                    12,683,810       13,351,378
----------------------------------------------------------------------------
  7.00%, 12/01/15 to 05/01/32                    27,805,627       28,910,217
----------------------------------------------------------------------------
  6.00%, 01/01/17                                   835,314          853,323
----------------------------------------------------------------------------
  8.00%, 08/01/21 to 10/01/30                     6,624,870        7,097,650
----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.00%, 08/01/32                                33,376,000       33,271,700
----------------------------------------------------------------------------
  6.50%, 08/01/32(g)                             36,469,000       37,186,983
----------------------------------------------------------------------------
Unsec. Bonds,
  6.63%, 11/15/30                                   955,000        1,012,462
----------------------------------------------------------------------------
Unsec. Notes,
  5.13%, 02/13/04                                 1,915,000        1,985,185
----------------------------------------------------------------------------
  7.00%, 07/15/05                                 2,310,000        2,525,916
----------------------------------------------------------------------------
  5.25%, 06/15/06                                   920,000          956,377
----------------------------------------------------------------------------
  6.38%, 06/15/09                                 5,340,000        5,781,992
----------------------------------------------------------------------------
  6.00%, 05/15/11                                 3,464,000        3,632,454
----------------------------------------------------------------------------
  6.20%, 06/13/17                                 8,950,000        8,975,597
----------------------------------------------------------------------------
Unsec. Sub. Notes,
  5.50%, 05/02/06                                12,800,000       13,426,560
----------------------------------------------------------------------------
  4.75%, 01/02/07                                 9,550,000        9,724,956
============================================================================
                                                                 196,436,001
============================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-1.96%

Pass Through Ctfs.,
  6.50%, 10/15/08 to 06/15/32                    18,247,535       18,669,698
----------------------------------------------------------------------------
  6.00%, 11/15/08 to 06/15/32                     7,198,638        7,228,590
----------------------------------------------------------------------------
  8.00%, 08/15/22 to 01/20/31                     3,269,788        3,511,399
----------------------------------------------------------------------------
  8.50%, 11/15/24 to 02/15/25                       448,067          485,307
----------------------------------------------------------------------------
  7.50%, 11/15/30 to 05/15/32                     8,409,465        8,882,433
----------------------------------------------------------------------------
  7.00%, 02/15/31 to 05/15/32                    22,049,696       22,949,575
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-(CONTINUED)

Pass Through Ctfs., TBA,
  6.00%, 06/01/32                              $    450,000   $      449,016
----------------------------------------------------------------------------
  6.50%, 06/01/32                                   350,000          357,109
----------------------------------------------------------------------------
  7.00%, 06/01/32                                   300,000          311,438
----------------------------------------------------------------------------
  7.50%, 06/01/32                                   442,000          466,034
============================================================================
                                                                  63,310,599
============================================================================
    Total U.S. Government Agency Securities
      (Cost $356,250,055)                                        362,152,212
============================================================================

U.S. TREASURY SECURITIES-6.26%

U.S. TREASURY NOTES-5.36%

3.25%, 12/31/03                                     740,000          748,747
----------------------------------------------------------------------------
6.75%, 05/15/05                                  24,900,000       27,192,045
----------------------------------------------------------------------------
6.50%, 08/15/05 to 02/15/10                      30,970,000       34,062,371
----------------------------------------------------------------------------
6.88%, 05/15/06                                   2,700,000        2,998,404
----------------------------------------------------------------------------
6.13%, 08/15/07(h)                               42,330,000       46,164,251
----------------------------------------------------------------------------
4.75%, 11/15/08                                  35,885,000       36,548,873
----------------------------------------------------------------------------
5.75%, 08/15/10                                  10,300,000       11,024,708
----------------------------------------------------------------------------
5.00%, 08/15/11                                  14,125,000       14,324,869
============================================================================
                                                                 173,064,268
============================================================================

U.S. TREASURY BONDS-0.84%

8.88%, 08/15/17                                     865,000        1,167,144
----------------------------------------------------------------------------
6.13%, 11/15/27 to 08/15/29(h)                   24,575,000       26,098,153
============================================================================
                                                                  27,265,297
============================================================================

U.S. TREASURY STRIPS-0.06%

3.71%, 05/15/20(i)                                5,900,000        2,050,899
============================================================================
    Total U.S. Treasury Securities (Cost
      $194,909,792)                                              202,380,464
============================================================================

ASSET-BACKED SECURITIES-1.99%

AIRLINES-0.75%

American Airlines, Inc.
  Class A-1, Series 2001-1, Pass Through
  Ctfs., 6.98%, 05/23/21                          5,363,719        5,281,477
----------------------------------------------------------------------------
  Series 87-A, Equipment Trust Ctfs., 9.90%,
  01/15/11                                        2,955,000        2,978,670
----------------------------------------------------------------------------
Continental Airlines, Inc.-Series 974A, Pass
  Through Ctfs., 6.90%, 01/02/18                  2,461,979        2,437,285
----------------------------------------------------------------------------
Northwest Airlines Inc.-Series 971B, Pass
  Through Ctfs., 7.25%, 01/02/12                  3,575,547        3,135,415
----------------------------------------------------------------------------
United Air Lines, Inc.-
  Class A-2, Pass Through Ctfs., 7.73%,
  07/01/10                                        5,790,000        5,413,824
----------------------------------------------------------------------------
  Class A-2-Series 002, Sec. Pass Through
  Ctfs., 7.19%, 04/01/11                          5,541,001        5,065,306
============================================================================
                                                                  24,311,977
============================================================================

AUTOMOBILE MANUFACTURERS-0.13%

DaimlerChrysler N.A. Holding Corp., Gtd. ROCS
  Series CHR-1998-1, Collateral Trust, 6.50%,
  08/01/18                                        4,462,235        4,279,261
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE

DIVERSIFIED FINANCIAL SERVICES-0.68%

Citicorp Lease,
  Class A-1, Series 1999-1, Pass Through
  Ctfs., 7.22%, 06/15/05 (Acquired 05/08/02;
  Cost $4,365,718)(b)                          $  4,140,672   $    4,461,533
----------------------------------------------------------------------------
  Class A-2, Series 1999-1, Pass Through
  Ctfs., 8.04%, 12/15/19 (Acquired
  06/01/00-07/14/00; Cost $5,832,841)(b)          5,900,000        6,472,477
----------------------------------------------------------------------------
Premium Asset Trust-Series 2001-6, Sec.
  Notes, 5.25%, 07/19/04 (Acquired 07/11/01;
  Cost $10,546,061)(b)                           10,560,000       10,909,557
============================================================================
                                                                  21,843,567
============================================================================

ELECTRIC UTILITIES-0.43%

Beaver Valley II Funding Corp., SLOBS, Deb.,
  9.00%, 06/01/17                                12,500,000       13,904,875
============================================================================
    Total Asset-Backed Securities (Cost
      $62,877,525)                                                64,339,680
============================================================================
                                                  SHARES
MONEY MARKET FUNDS-7.12%

STIC Liquid Assets Portfolio(j)                 115,033,343      115,033,343
============================================================================
STIC Prime Portfolio(j)                         115,033,343      115,033,343
============================================================================
    Total Money Market Funds (Cost
      $230,066,686)                                              230,066,686
============================================================================
TOTAL INVESTMENTS-102.79% (Cost $3,306,872,430)                3,321,782,709
============================================================================
OTHER ASSETS LESS LIABILITIES-(2.79%)                            (90,173,484)
============================================================================
NET ASSETS-100.00%                                            $3,231,609,225
____________________________________________________________________________
============================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
CAD     - Canadian Dollar
Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
DECS    - Dividend Enhanced Convertible Stock
Disc.   - Discounted
EUR     - Euro
GBP     - British Pound Sterling
Gtd.    - Guaranteed
PATS    - Putable Asset Term Securities
Pfd.    - Preferred
ROCS    - Receipts on Corporate Securities Trust
Sec.    - Secured
SLOBS   - Secured Lease Obligation Securities
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(b) Restricted securities. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 06/30/02 was $110,120,017, which represented 3.41% of the Fund's net assets.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e) Foreign denominated security. Par value is denominated in currency indicated.
(f) Non-income producing security.
(g) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section B.
(h) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 10.
(i) STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(j) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


ASSETS:

Investments, at market value (cost $3,306,872,430)*     $3,321,782,709
----------------------------------------------------------------------
Foreign currencies, at value (cost $3,002)                       3,002
----------------------------------------------------------------------
Receivables for:
 Investments sold                                           39,856,119
----------------------------------------------------------------------
 Fund shares sold                                            3,004,737
----------------------------------------------------------------------
 Dividends and interest                                     20,974,526
----------------------------------------------------------------------
 Principal paydowns                                              2,683
----------------------------------------------------------------------
Investment for deferred compensation plan                      118,318
----------------------------------------------------------------------
Collateral for securities loaned                           364,695,824
----------------------------------------------------------------------
Other assets                                                   119,681
======================================================================
   Total assets                                          3,750,557,599
______________________________________________________________________
======================================================================

LIABILITIES:

Payables for:
 Investments purchased                                     130,223,551
----------------------------------------------------------------------
 Fund shares reacquired                                     18,482,008
----------------------------------------------------------------------
 Deferred compensation plan                                    118,318
----------------------------------------------------------------------
 Deferred interest income                                       12,808
----------------------------------------------------------------------
 Collateral upon return of securities loaned               364,695,824
----------------------------------------------------------------------
 Variation margin                                              494,000
----------------------------------------------------------------------
Accrued distribution fees                                    3,379,067
----------------------------------------------------------------------
Accrued transfer agent fees                                  1,243,974
----------------------------------------------------------------------
Accrued operating expenses                                     298,824
======================================================================
   Total liabilities                                       518,948,374
======================================================================
Net assets applicable to shares outstanding             $3,231,609,225
______________________________________________________________________
======================================================================

NET ASSETS:

Class A                                                 $1,886,669,721
______________________________________________________________________
======================================================================
Class B                                                 $  958,378,487
______________________________________________________________________
======================================================================
Class C                                                 $  386,542,499
______________________________________________________________________
======================================================================
Class R                                                 $        9,624
______________________________________________________________________
======================================================================
Institutional Class                                     $        8,894
______________________________________________________________________
======================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                                     83,152,350
______________________________________________________________________
======================================================================
Class B                                                     42,332,171
______________________________________________________________________
======================================================================
Class C                                                     17,048,628
______________________________________________________________________
======================================================================
Class R                                                            424
______________________________________________________________________
======================================================================
Institutional Class                                                392
______________________________________________________________________
======================================================================
Class A:
 Net asset value per share                              $        22.69
----------------------------------------------------------------------
 Offering price per share:
   (Net asset value of $22.69 divided by 95.25%)        $        23.82
______________________________________________________________________
======================================================================
Class B:
 Net asset value and offering price per share           $        22.64
______________________________________________________________________
======================================================================
Class C:
 Net asset value and offering price per share           $        22.67
______________________________________________________________________
======================================================================
Class R:
 Net asset value and offering price per share           $        22.70
______________________________________________________________________
======================================================================
Institutional Class:
 Net asset value and offering price per share           $        22.69
______________________________________________________________________
======================================================================

* At June 30, 2002, securities with an aggregate market value of $358,431,862 were on loan to brokers.

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Interest                                                $  44,496,535
---------------------------------------------------------------------
Dividends (net of foreign withholding tax of $175,656)     10,603,732
---------------------------------------------------------------------
Dividends from affiliated money market funds                2,525,677
---------------------------------------------------------------------
Security lending income                                       679,740
=====================================================================
   Total investment income                                 58,305,684
=====================================================================

EXPENSES:

Advisory fees                                               9,337,688
---------------------------------------------------------------------
Administrative services fees                                  203,795
---------------------------------------------------------------------
Custodian fees                                                115,867
---------------------------------------------------------------------
Distribution fees -- Class A                                2,659,645
---------------------------------------------------------------------
Distribution fees -- Class B                                5,444,416
---------------------------------------------------------------------
Distribution fees -- Class C                                2,220,430
---------------------------------------------------------------------
Distribution fees -- Class R                                        4
---------------------------------------------------------------------
Transfer agent fees                                         3,851,669
---------------------------------------------------------------------
Trustees' fees                                                 11,989
---------------------------------------------------------------------
Other                                                         322,115
=====================================================================
   Total expenses                                          24,167,618
=====================================================================
Less: Fees waived                                             (17,180)
---------------------------------------------------------------------
   Expenses paid indirectly                                   (23,711)
=====================================================================
   Net expenses                                            24,126,727
=====================================================================
Net investment income                                      34,178,957
=====================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
 SECURITIES, FOREIGN CURRENCIES, FUTURES CONTRACTS AND
 OPTION CONTRACTS:

Net realized gain (loss) from:
 Investment securities                                   (309,651,229)
---------------------------------------------------------------------
 Foreign currencies                                           334,423
---------------------------------------------------------------------
 Futures contracts                                        (31,019,799)
---------------------------------------------------------------------
 Option contracts written                                     232,920
=====================================================================
                                                         (340,103,685)
=====================================================================
Change in net unrealized appreciation (depreciation)
 of:
 Investment securities                                   (135,303,566)
---------------------------------------------------------------------
 Foreign currencies                                            74,887
---------------------------------------------------------------------
 Futures contracts                                           (893,609)
=====================================================================
                                                         (136,122,288)
=====================================================================
Net gain (loss) from investment securities, foreign
 currencies, futures contracts and option contracts      (476,225,973)
=====================================================================
Net increase (decrease) in net assets resulting from
 operations                                             $(442,047,016)
_____________________________________________________________________
=====================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                                 JUNE 30,        DECEMBER 31,
                                                                   2002              2001
                                                              --------------    ---------------
OPERATIONS:

  Net investment income                                       $   34,178,957    $   94,283,337
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, foreign currency contracts, futures
    contracts and option contracts                              (340,103,685)     (290,058,670)
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, foreign
    currency contracts and futures contracts                    (136,122,288)     (319,910,851)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (442,047,016)     (515,686,184)
===============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (24,306,871)      (65,286,370)
-----------------------------------------------------------------------------------------------
  Class B                                                         (8,377,371)      (24,128,931)
-----------------------------------------------------------------------------------------------
  Class C                                                         (3,392,356)       (8,269,309)
-----------------------------------------------------------------------------------------------
  Class R                                                                (51)               --
-----------------------------------------------------------------------------------------------
  Institutional Class                                                   (119)               --
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (119,856,884)      149,008,588
-----------------------------------------------------------------------------------------------
  Class B                                                        (76,059,569)       11,560,034
-----------------------------------------------------------------------------------------------
  Class C                                                        (39,470,047)      165,927,647
-----------------------------------------------------------------------------------------------
  Class R                                                             10,051                --
-----------------------------------------------------------------------------------------------
  Institutional Class                                                 10,119                --
===============================================================================================
    Net increase (decrease) in net assets                       (713,490,114)     (286,874,525)
===============================================================================================

NET ASSETS:

  Beginning of period                                          3,945,099,339     4,231,973,864
===============================================================================================
  End of period                                               $3,231,609,225    $3,945,099,339
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $3,896,223,406    $4,131,589,736
-----------------------------------------------------------------------------------------------
  Undistributed net investment income                             (5,156,664)       (3,258,853)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, foreign currency
    contracts, futures contracts and option contracts           (673,520,251)     (333,416,566)
-----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, foreign currency contracts and futures
    contracts                                                     14,062,734       150,185,022
===============================================================================================
                                                              $3,231,609,225    $3,945,099,339
_______________________________________________________________________________________________
===============================================================================================

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Balanced Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge.

Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve as high a total return as possible, consistent with preservation of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.


       The Fund has a capital loss carryforward as of December 31, 2001 of $294,839,562 which expires December 31, 2009.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

I. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

J. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $150 million of the Fund's average daily net assets, plus 0.50% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended June 30, 2002, AIM waived fees of $17,180.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2002, AIM was paid $203,795 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2002, AFS retained $1,430,782 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the

Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2002, the Class A, Class B, Class C and Class R shares paid AIM Distributors $2,659,645, $5,444,416, $2,220,430 and $4, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $181,707 from sales of the Class A shares of the Fund during the six months ended June 30, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2002, AIM Distributors retained $25,064, $1,599 and $20,073 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended June 30, 2002, the Fund paid legal fees of $4,123 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $23,068 and reductions in custodian fees of $643 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $23,711.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At June 30, 2002, securities with an aggregate value of $358,431,862 were on loan to brokers. The loans were secured by cash collateral of $364,695,824, received by the Fund and subsequently invested in affiliated money market funds as follows: $182,347,912 in STIC Liquid Assets Portfolio and $182,347,912 in STIC Prime Portfolio. For the six months ended June 30, 2002, the Fund received fees of $679,740 for securities lending.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                     2001            2000
                                  -----------    ------------
Distributions paid from:
  Ordinary income                 $97,684,610    $ 82,276,431
-------------------------------------------------------------
  Long-term capital gain                   --      66,639,702
=============================================================
                                  $97,684,610    $148,916,133
_____________________________________________________________
=============================================================


  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                 $      86,177
-----------------------------------------------------------
Capital loss carryforward                      (294,839,562)
-----------------------------------------------------------
Unrealized appreciation                         108,262,988
===========================================================
                                              $(186,490,397)
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the deferral of capital losses incurred after October 31, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and futures contracts and other deferrals.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2002 was $1,522,481,161 and $1,850,386,156, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $ 207,693,740
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (197,264,184)
===========================================================
Net unrealized appreciation of investment
  securities                                  $  10,429,556
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $3,311,353,153.


NOTE 9--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2002 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ----------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
                                    ---------    ---------
Beginning of period                      --      $      --
----------------------------------------------------------
Written                               4,341        550,913
----------------------------------------------------------
Closed                               (2,110)      (261,820)
----------------------------------------------------------
Exercised                            (2,231)      (289,093)
==========================================================
End of period                            --      $      --
__________________________________________________________
==========================================================


NOTE 10--FUTURES CONTRACTS

On June 30, 2002, $23,650,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of June 30, 2002 were as follows:

                                                                                                           UNREALIZED
                                                               NO. OF        MONTH/          MARKET       APPRECIATION
CONTRACT                                                      CONTRACTS    COMMITMENT        VALUE       (DEPRECIATION)
--------                                                      ---------   -------------   ------------   --------------
S&P 500 Index                                                   1,040     Sept.-02/Long   $257,426,000     $(924,561)
_______________________________________________________________________________________________________________________
=======================================================================================================================


NOTE 11--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2002 and the year ended December 31, 2001 were as follows:

                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                     JUNE 30, 2002                 DECEMBER 31, 2001
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
                                                              -----------    -------------    -----------    -------------
Sold:
  Class A                                                      10,703,833    $ 266,808,065     34,040,614    $ 943,182,575
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,279,392       56,683,355      7,919,458      219,495,395
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,076,262       26,869,279      3,739,954      104,510,027
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                            422           10,000             --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                               387           10,000             --               --
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         933,262       22,712,836      2,389,321       61,645,850
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         306,095        7,435,064        842,160       21,707,525
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         120,109        2,927,895        287,483        7,300,252
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                              2               51             --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                                 5              119             --               --
==========================================================================================================================
Issued in connection with acquisitions:***
  Class A                                                              --               --        469,333       11,718,242
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --        270,207        6,757,868
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --      7,202,124      179,904,999
==========================================================================================================================
Reacquired:
  Class A                                                     (16,574,896)    (409,377,785)   (32,130,426)    (867,538,079)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (5,724,048)    (140,177,988)    (8,836,782)    (236,400,754)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,810,035)     (69,267,221)    (4,731,502)    (125,787,631)
==========================================================================================================================
                                                               (9,689,210)   $(235,366,330)    11,461,944    $ 326,496,269
__________________________________________________________________________________________________________________________
==========================================================================================================================

 * Class R shares commenced sales on June 3, 2002.
 ** Institutional Class shares commenced sales on March 15, 2002.
*** As of the close of business on September 8, 2001, the Fund acquired all of the net assets of AIM Advisor Flex Fund pursuant to a plan of reorganization approved by AIM Advisor Flex Fund shareholders on August 17, 2001. The acquisition was accomplished by a tax-free exchange of 7,941,664 shares of the Fund for 16,429,881 shares of AIM Advisor Flex Fund outstanding as of the close of business on September 8, 2001. AIM Advisor Flex Fund net assets at that date of $198,381,109 including $8,302,767 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $3,725,556,722.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                              CLASS A
                                  -----------------------------------------------------------------------------------------------
                                   SIX MONTHS
                                     ENDED                                     YEAR ENDED DECEMBER 31,
                                    JUNE 30,         ----------------------------------------------------------------------------
                                      2002              2001               2000                 1999          1998         1997
                                  ---------------    ----------         ----------           ----------    ----------    --------
Net asset value, beginning of
  period                            $    25.94       $    30.10         $    32.69           $    28.23    $    25.78    $  21.84
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                   0.27             0.71(a)(b)         0.92(a)              0.82(a)       0.71(a)     0.60
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                      (3.23)           (4.14)             (2.23)                4.46          2.45        4.66
=================================================================================================================================
    Total from investment
      operations                         (2.96)           (3.43)             (1.31)                5.28          3.16        5.26
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                               (0.29)           (0.73)             (0.79)               (0.82)        (0.65)      (0.55)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net
    realized gains                          --               --              (0.49)                  --         (0.06)      (0.77)
=================================================================================================================================
    Total distributions                  (0.29)           (0.73)             (1.28)               (0.82)        (0.71)      (1.32)
=================================================================================================================================
Net asset value, end of period      $    22.69       $    25.94         $    30.10           $    32.69    $    28.23    $  25.78
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                         (11.50)%         (11.36)%            (4.18)%              19.04%        12.46%      24.41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $1,886,670       $2,284,776         $2,507,641           $1,800,350    $1,318,230    $683,633
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                  1.01%(d)         1.01%              0.96%                0.94%         0.95%       0.98%
=================================================================================================================================
Ratio of net investment income
  to average net assets                   2.18%(d)         2.60%(b)           2.80%                2.81%         2.81%       2.48%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                     45%              73%                55%                  65%           43%         66%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.73 and the ratio of net investment income to average net assets would have been 2.67%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $2,145,348,605.


                                                                                    CLASS B
                                               ----------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                               YEAR ENDED DECEMBER 31,
                                               JUNE 30,         -----------------------------------------------------------------
                                                 2002              2001             2000          1999         1998        1997
                                               ----------       ----------       ----------    ----------    --------    --------
Net asset value, beginning of period            $  25.88        $    30.01       $    32.61    $    28.18    $  25.75    $  21.83
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.18              0.50(a)(b)       0.66(a)       0.58(a)     0.42(a)     0.38
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       (3.23)            (4.11)           (2.23)         4.45        2.51        4.68
=================================================================================================================================
    Total from investment operations               (3.05)            (3.61)           (1.57)         5.03        2.93        5.06
=================================================================================================================================
Less distributions:
  Dividends from net investment income             (0.19)            (0.52)           (0.54)        (0.60)      (0.44)      (0.37)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               --                --            (0.49)           --       (0.06)      (0.77)
=================================================================================================================================
    Total distributions                            (0.19)            (0.52)           (1.03)        (0.60)      (0.50)      (1.14)
=================================================================================================================================
Net asset value, end of period                  $  22.64        $    25.88       $    30.01    $    32.61    $  28.18    $  25.75
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                   (11.83)%          (12.01)%          (4.93)%       18.08%      11.53%      23.42%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $958,378        $1,176,679       $1,358,823    $1,183,215    $894,165    $486,506
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets             1.76%(d)          1.76%            1.73%         1.75%       1.76%       1.79%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                            1.43%(d)          1.86%(b)         2.03%         2.00%       2.00%       1.67%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                               45%               73%              55%           65%         43%         66%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.52 and the ratio of net investment income to average net assets would have been 1.93%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $1,097,907,161.


                                                                                    CLASS C
                                               ----------------------------------------------------------------------------------
                                                                                                                   AUGUST 4, 1997
                                               SIX MONTHS                                                           (DATE SALES
                                                 ENDED                      YEAR ENDED DECEMBER 31,                COMMENCED) TO
                                                JUNE 30,        -----------------------------------------------     DECEMBER 31,
                                                 2002             2001           2000        1999        1998         1997
                                               ----------       --------       --------    --------    --------    --------------
Net asset value, beginning of period            $  25.92        $  30.05       $  32.65    $  28.21    $  25.76        $25.55
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.18            0.50(a)(b)     0.66(a)     0.58(a)     0.42(a)       0.16
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       (3.24)          (4.11)         (2.23)       4.46        2.53          1.01
=================================================================================================================================
    Total from investment operations               (3.06)          (3.61)         (1.57)       5.04        2.95          1.17
=================================================================================================================================
Less distributions:
  Dividends from net investment income             (0.19)          (0.52)         (0.54)      (0.60)      (0.44)        (0.19)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               --              --          (0.49)         --       (0.06)        (0.77)
=================================================================================================================================
    Total distributions                            (0.19)          (0.52)         (1.03)      (0.60)      (0.50)        (0.96)
=================================================================================================================================
Net asset value, end of period                  $  22.67        $  25.92       $  30.05    $  32.65    $  28.21        $25.76
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                   (11.85)%        (11.99)%        (4.93)%     18.09%      11.60%         4.67%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $386,542        $483,644       $365,510    $200,585    $114,163        $9,394
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets             1.76%(d)        1.76%          1.73%       1.75%       1.73%         1.78%(e)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                            1.43%(d)        1.85%(b)       2.03%       2.00%       2.03%         1.68%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                               45%             73%            55%         65%         43%           66%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.52 and the ratio of net investment income to average net assets would have been 1.92%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $447,766,195.
(e)  Annualized.


                                                                 CLASS R
                                                              -------------
                                                              JUNE 3, 2002
                                                              (DATE SALES
                                                              COMMENCED) TO
                                                              JUNE 30,
                                                                2002
                                                              -------------
Net asset value, beginning of period                             $23.73
---------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.03
---------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.94)
===========================================================================
    Total from investment operations                              (0.91)
===========================================================================
Less distributions from net investment income                     (0.12)
===========================================================================
Net asset value, end of period                                   $22.70
___________________________________________________________________________
===========================================================================
Total return(a)                                                   (3.84)%
___________________________________________________________________________
===========================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $   10
___________________________________________________________________________
===========================================================================
Ratio of expenses to average net assets                            1.26%(b)
===========================================================================
Ratio of net investment income to average net assets               1.93%(b)
___________________________________________________________________________
===========================================================================
Portfolio turnover rate                                              45%
___________________________________________________________________________
===========================================================================

(a)  Not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $9,780.


                                                              INSTITUTIONAL CLASS
                                                              -------------------
                                                              MARCH 15, 2002
                                                               (DATE SALES
                                                              COMMENCED) TO JUNE
                                                                   30,
                                                                  2002
                                                              -------------------
Net asset value, beginning of period                                $ 25.81
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.17
---------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                       (2.98)
=================================================================================
    Total from investment operations                                  (2.81)
=================================================================================
Less distributions from net investment income                         (0.31)
=================================================================================
Net asset value, end of period                                      $ 22.69
_________________________________________________________________________________
=================================================================================
Total return(a)                                                      (10.97)%
_________________________________________________________________________________
=================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $     9
_________________________________________________________________________________
=================================================================================
Ratio of expenses to average net assets                                0.65%(b)
=================================================================================
Ratio of net investment income to average net assets                   2.54%(b)
_________________________________________________________________________________
=================================================================================
Portfolio turnover rate                                                  45%
_________________________________________________________________________________
=================================================================================

(a)  Not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $9,501.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

                                                              MARKET
                                                 SHARES        VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-61.76%

ADVERTISING-2.60%

Interpublic Group of Cos., Inc. (The)              43,900   $ 1,086,964
-----------------------------------------------------------------------
Omnicom Group Inc.                                 14,300       654,940
=======================================================================
                                                              1,741,904
=======================================================================

ALUMINUM-0.99%

Alcoa Inc.                                         20,000       663,000
=======================================================================

APPAREL RETAIL-1.58%

Gap, Inc. (The)                                    74,400     1,056,480
=======================================================================

BANKS-4.97%

Bank of America Corp.                              14,600     1,027,256
-----------------------------------------------------------------------
Bank of New York Co., Inc. (The)                    6,800       229,500
-----------------------------------------------------------------------
Bank One Corp.                                     33,200     1,277,536
-----------------------------------------------------------------------
FleetBoston Financial Corp.                        24,600       795,810
=======================================================================
                                                              3,330,102
=======================================================================

BUILDING PRODUCTS-2.18%

American Standard Cos. Inc.(a)                     19,400     1,456,940
=======================================================================

CONSTRUCTION, FARM MACHINERY & HEAVY
  TRUCKS-1.38%

Deere & Co.                                        19,300       924,470
=======================================================================

CONSUMER ELECTRONICS-1.13%

Koninklijke (Royal) Philips Electronics
  N.V.-ADR (Netherlands)                           27,500       759,000
=======================================================================

DATA PROCESSING SERVICES-2.89%

Ceridian Corp.(a)                                  67,800     1,286,844
-----------------------------------------------------------------------
First Data Corp.                                   17,500       651,000
=======================================================================
                                                              1,937,844
=======================================================================

DIVERSIFIED CHEMICALS-1.01%

Du Pont (E. I.) de Nemours & Co.                   15,200       674,880
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.50%

H&R Block, Inc.                                    21,700     1,001,455
=======================================================================

DIVERSIFIED FINANCIAL SERVICES-7.60%

American Express Co.                               24,000       871,680
-----------------------------------------------------------------------
Citigroup Inc.                                     21,800       844,750
-----------------------------------------------------------------------
Freddie Mac                                         7,300       446,760
-----------------------------------------------------------------------
J.P. Morgan Chase & Co.                            35,200     1,193,984
-----------------------------------------------------------------------
Morgan Stanley                                     24,100     1,038,228
-----------------------------------------------------------------------
Stilwell Financial, Inc.                           38,200       695,240
=======================================================================
                                                              5,090,642
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE

ELECTRIC UTILITIES-0.70%

PG&E Corp.(a)                                      26,400   $   472,296
=======================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.24%

Waters Corp.(a)                                    31,100       830,370
=======================================================================

ENVIRONMENTAL SERVICES-1.96%

Waste Management, Inc.                             50,300     1,310,315
=======================================================================

FOOD RETAIL-2.25%

Kroger Co. (The)(a)                                57,100     1,136,290
-----------------------------------------------------------------------
Safeway Inc.(a)                                    12,800       373,632
=======================================================================
                                                              1,509,922
=======================================================================

GENERAL MERCHANDISE STORES-1.25%

Target Corp.                                       22,000       838,200
=======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-0.57%

McKesson Corp.                                     11,700       382,590
=======================================================================

HOTELS, RESORTS & CRUISE LINES-0.70%

Starwood Hotels & Resorts Worldwide, Inc.          14,200       467,038
=======================================================================

HOUSEHOLD APPLIANCES-2.10%

Black & Decker Corp. (The)                         29,200     1,407,440
=======================================================================

INDUSTRIAL CONGLOMERATES-3.34%

Textron, Inc.                                      24,900     1,167,810
-----------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                  79,100     1,068,641
=======================================================================
                                                              2,236,451
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.49%

AT&T Corp.                                         30,500       326,350
=======================================================================

LIFE & HEALTH INSURANCE-2.26%

Prudential Financial, Inc.(a)                      16,300       543,768
-----------------------------------------------------------------------
UnumProvident Corp.                                38,200       972,190
=======================================================================
                                                              1,515,958
=======================================================================

MANAGED HEALTH CARE-2.79%

Anthem, Inc.(a)                                     5,200       350,896
-----------------------------------------------------------------------
CIGNA Corp.                                        10,200       993,684
-----------------------------------------------------------------------
UnitedHealth Group Inc.                             5,700       521,835
=======================================================================
                                                              1,866,415
=======================================================================

MOVIES & ENTERTAINMENT-1.28%

Walt Disney Co. (The)                              45,400       858,060
=======================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.48%

Reliant Resources, Inc.(a)                         37,000       323,750
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE

OIL & GAS DRILLING-3.08%

Pride International, Inc.(a)                       76,000   $ 1,190,160
-----------------------------------------------------------------------
Transocean Inc.                                    28,000       872,200
=======================================================================
                                                              2,062,360
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-2.44%

Cooper Cameron Corp.(a)                            17,000       823,140
-----------------------------------------------------------------------
Schlumberger Ltd.                                  17,400       809,100
=======================================================================
                                                              1,632,240
=======================================================================

PAPER PRODUCTS-0.50%

International Paper Co.                             7,700       335,566
=======================================================================

PHARMACEUTICALS-0.88%

Bristol-Myers Squibb Co.                           22,900       588,530
=======================================================================

PROPERTY & CASUALTY INSURANCE-1.32%

ACE Ltd. (Bermuda)                                 21,900       692,040
-----------------------------------------------------------------------
Travelers Property Casualty Corp.-Class A(a)       10,800       191,160
=======================================================================
                                                                883,200
=======================================================================

REINSURANCE-0.72%

PartnerRe Ltd. (Bermuda)                            9,900       484,605
=======================================================================

SEMICONDUCTOR EQUIPMENT-0.76%

Applied Materials, Inc.(a)                         26,700       507,834
=======================================================================

SEMICONDUCTORS-0.40%

LSI Logic Corp.(a)                                 30,500       266,875
=======================================================================

SYSTEMS SOFTWARE-1.36%

Computer Associates International, Inc.            57,300   $   910,497
=======================================================================

TELECOMMUNICATIONS EQUIPMENT-1.06%

Motorola, Inc.                                     49,200       709,464
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $43,376,847)                           41,363,043
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT
BONDS & NOTES-13.08%

AEROSPACE & DEFENSE-0.32%


Raytheon Co., Notes, 6.75%, 08/15/07           $  200,000       211,526
=======================================================================


AUTOMOBILE MANUFACTURERS-0.16%


General Motors Corp., Putable Deb., 8.80%,
  03/01/21                                        100,000       109,033
=======================================================================


BANKS-1.90%


Dresdner Funding Trust I, Notes, 8.15%,
  06/30/31 (Acquired 05/09/02; Cost
  $53,049)(b)                                      50,000        54,036
-----------------------------------------------------------------------
European Investment Bank (Luxembourg),
  Sr. Unsub. Yankee Notes, 4.00%, 08/30/05        300,000       302,373
-----------------------------------------------------------------------
  Yankee Notes, 4.63%, 03/01/07                   250,000       253,252
-----------------------------------------------------------------------
Huntington National Bank, Sub. Notes, 6.60%,
  06/15/18                                        100,000        94,961
-----------------------------------------------------------------------
Key Bank N. A., Sr. Notes, 4.10%, 06/30/05        325,000       324,984
-----------------------------------------------------------------------
SunTrust Banks, Inc., Sr. Unsec. Deb. 6.00%,
  01/15/28                                         40,000        40,444
-----------------------------------------------------------------------

                                                 PRINCIPAL     MARKET
                                                  AMOUNT       VALUE

BANK - (CONTINUED)

U.S. Bank N.A., Sub. Notes, 6.30%, 02/04/14    $  200,000   $   202,584
=======================================================================
                                                              1,272,634
=======================================================================


BREWERS-0.15%


Anheuser-Busch Cos., Inc., Bonds, 6.50%,
  02/01/43                                        100,000        98,975
=======================================================================


BROADCASTING & CABLE TV-0.80%


Comcast Cable Communications, Unsec. Notes,
  8.88%, 05/01/17                                 100,000        96,259
-----------------------------------------------------------------------
TCI Communications, Inc., Sr. Unsec. Deb.,
  7.88%, 02/15/26                                 120,000       110,341
-----------------------------------------------------------------------
Time Warner Inc.,
  Sr. Unsec. Gtd. Deb, 6.88%, 06/15/18            150,000       127,279
-----------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/05                   150,000       153,607
-----------------------------------------------------------------------
Turner Broadcasting System, Inc.-Class A, Sr.
  Notes, 8.38%, 07/01/13                           50,000        50,914
=======================================================================
                                                                538,400
=======================================================================


CONSUMER FINANCE-1.27%


CitiFinancial Credit Co.,
  Putable Notes, 6.63%, 06/01/15                  100,000       104,534
-----------------------------------------------------------------------
  Unsec. Notes, 6.75%, 07/01/07                   150,000       162,670
-----------------------------------------------------------------------
Ford Motor Credit Co.,
  Notes, 7.88%, 06/15/10                           50,000        52,253
-----------------------------------------------------------------------
  Unsec. Notes, 6.88%, 02/01/06                   325,000       332,332
-----------------------------------------------------------------------
Household Finance Corp., Sr. Unsec. Notes,
  8.00%, 07/15/10                                 185,000       198,768
=======================================================================
                                                                850,557
=======================================================================


DIVERSIFIED FINANCIAL SERVICES-3.50%


Auburn Hills Trust, Unsec. Gtd. Deb., 12.38%,
  05/01/20                                        250,000       359,522
-----------------------------------------------------------------------
Bombardier Capital Ltd. (Canada), Yankee
  Notes, 7.50%, 08/15/04 (Acquired 06/19/02;
  Cost $159,698)(b)                               150,000       156,697
-----------------------------------------------------------------------
CIT Group Inc. (The), Sr. Notes, 7.13%,
  10/15/04                                         50,000        48,281
-----------------------------------------------------------------------
Citigroup Inc.,
  Sr. Unsec. Notes, 4.13%, 06/30/05               125,000       125,966
-----------------------------------------------------------------------
  Unsec. Sub. Notes, 6.63%, 06/15/32              325,000       315,081
-----------------------------------------------------------------------
Fidelity Investments, Bonds, 7.57%, 06/15/29
  (Acquired 09/28/01-05/01/02; Cost
  $102,340)(b)                                     95,000       101,685
-----------------------------------------------------------------------
General Electric Capital Corp., Gtd. Sub.
  Notes, 8.13%, 05/15/12                          200,000       227,914
-----------------------------------------------------------------------
General Motors Acceptance Corp., Medium Term
  Notes, 5.25%, 05/16/05                          150,000       151,238
-----------------------------------------------------------------------
Heller Financial, Inc., Unsec. Notes, 7.38%,
  11/01/09                                        440,000       479,420
-----------------------------------------------------------------------
Jackson National Life Insurance Co., Sec.
  Notes, 6.13%, 05/30/12 (Acquired 05/22/02;
  Cost $249,263)(b)                               250,000       252,490
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE


ELECTRIC UTILITIES-1.43%


Lehman Brothers Holdings Inc.,
  Notes, 6.63%, 01/18/12                       $  100,000   $   101,971
-----------------------------------------------------------------------
  Sr. Bonds, 7.88%, 08/15/10                       20,000        22,038
=======================================================================
                                                              2,342,303
=======================================================================
Cleveland Electric Illuminating Co. (The)-
  Series D, Sec. Notes, 7.88%, 11/01/17           400,000       434,524
-----------------------------------------------------------------------
Hydro-Quebec (Canada), Gtd. Yankee Bonds,
  9.40%, 02/01/21                                  75,000        99,823
-----------------------------------------------------------------------
Indiana Michigan Power Co.-Series C, Sr.
  Unsec. Notes, 6.13%, 12/15/06                    80,000        81,858
-----------------------------------------------------------------------
NRG Energy, Inc., Sr. Unsec. Notes,
  7.63%, 02/01/06 (Acquired 02/14/02; Cost
  $98,349)(b)                                     100,000        93,125
-----------------------------------------------------------------------
  8.25%, 09/15/10                                 175,000       157,938
-----------------------------------------------------------------------
  8.63%, 04/01/31                                 120,000        92,850
=======================================================================
                                                                960,118
=======================================================================



GAS UTILITIES-0.21%


El Paso Corp., Medium Term Notes, 8.05%,
  10/15/30                                        150,000       140,762
=======================================================================



INTEGRATED OIL & GAS-0.08%


Occidental Petroleum Corp., Sr. Unsec. Notes,
  7.38%, 11/15/08                                  50,000        54,711
=======================================================================



LIFE & HEALTH INSURANCE-0.36%


American General Finance Corp., Sr. Unsec.
  Putable Notes, 8.13%, 08/15/09                   40,000        44,564
-----------------------------------------------------------------------
American General Institute Capital-Series B,
  Gtd. Notes, 8.13%, 03/15/46 (Acquired
  02/07/02; Cost $67,699)(b)                       60,000        68,708
-----------------------------------------------------------------------
John Hancock Global Funding II, Notes, 5.00%,
  07/27/07 (Acquired 06/12/02; Cost
  $124,931)(b)                                    125,000       125,234
=======================================================================
                                                                238,506
=======================================================================



MULTI-LINE INSURANCE-0.31%


AIG SunAmerica Global Financing IX, Sr.
  Notes, 5.10%, 01/17/07 (Acquired 01/10/02;
  Cost $49,952)(b)                                 50,000        50,763
-----------------------------------------------------------------------
AIG SunAmerica Global Financing VI, Sr. Sec.
  Notes, 6.30%, 05/10/11 (Acquired 04/12/02;
  Cost $151,403)(b)                               150,000       154,463
=======================================================================
                                                                205,226
=======================================================================



OIL & GAS EXPLORATION & PRODUCTION-1.05%


Colorado Interstate Gas Co., Sr. Unsec. Deb.,
  10.00%, 06/15/05                                100,000       109,995
-----------------------------------------------------------------------
Devon Energy Corp., Sr. Unsec. Deb., 7.95%,
  04/15/32                                        100,000       108,059
-----------------------------------------------------------------------
Devon Financing Corp. ULC, Sr. Unsec. Gtd.
  Unsub. Notes, 7.88%, 09/30/31                   120,000       128,249
-----------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Unsec.
  Notes, 6.88%, 12/01/07                          100,000       106,368
-----------------------------------------------------------------------
Noble Energy, Inc., Sr. Unsec. Deb., 7.25%,
  08/01/97                                        300,000       251,370
=======================================================================
                                                                704,041
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.73%


Transcontinental Gas Pipe Line Corp., Notes,
  8.88%, 07/15/12 (Acquired 06/28/02; Cost
  $487,875)(b)                                 $  500,000   $   487,875
=======================================================================

PHARMACEUTICALS-0.10%


Merck & Co., Inc., Unsec. Deb., 6.40%,
  03/01/28                                         70,000        70,246
=======================================================================


PROPERTY & CASUALTY INSURANCE-0.46%


American Re Corp.-Series B, Sr. Unsec. Notes,
  7.45%, 12/15/26                                 290,000       308,850
=======================================================================


REAL ESTATE INVESTMENT TRUSTS-0.25%


EOP Operating L.P.,
  Sr. Unsec. Notes, 7.25%, 02/15/18               100,000       104,633
-----------------------------------------------------------------------
  Unsec. Gtd. Notes, 6.75%, 02/15/12               60,000        61,497
=======================================================================
                                                                166,130
=======================================================================
     Total Bonds & Notes (Cost $8,847,329)                    8,759,893
=======================================================================

ASSET-BACKED SECURITIES-0.70%

AIRLINES-0.51%


American Airlines, Inc.-Class A-1, Series
  2001-1, Pass Through Ctfs. 6.98%, 05/23/21      215,410       212,106
-----------------------------------------------------------------------
Continental Airlines, Inc.,-Series 974A, Pass
  Through Ctfs., 6.90%, 01/02/18                  131,892       130,569
=======================================================================
                                                                342,675
=======================================================================


DIVERSIFIED FINANCIAL SERVICES-0.19%


Citicorp Lease-Class A-1, Series 1999-1, Pass
  Through Ctfs., 7.22%, 06/15/05 (Acquired
  05/08/02; Cost $123,558)(b)                     117,189       126,270
=======================================================================
     Total Asset-Backed Securities (Cost
       $455,109)                                                468,945
=======================================================================

U.S. GOVERNMENT AGENCY SECURITIES-14.87%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-1.30%


Pass Through Ctfs.,
  7.50%, 11/01/30 to 12/01/30                     205,733       216,226
-----------------------------------------------------------------------
  7.00%, 07/01/29 to 09/01/31                     263,658       273,461
-----------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.50%, 08/01/32(c)                              370,000       377,400
=======================================================================
                                                                867,087
=======================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-11.57%


Pass Through Ctfs.,
  7.50%, 11/01/15 to 05/01/32                     119,914       126,112
-----------------------------------------------------------------------
  7.00%, 02/01/16 to 02/01/32                     534,175       555,039
-----------------------------------------------------------------------
  6.50%, 10/01/16                                 254,938       264,543
-----------------------------------------------------------------------
  6.00%, 05/01/17                                 347,491       354,983
-----------------------------------------------------------------------
  8.00%, 10/01/30                                 131,247       139,367
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-(CONTINUED)

Pass Through Ctfs., TBA,
  6.00%, 08/01/32(c)                         $    725,000  $    722,734
-----------------------------------------------------------------------
  6.50%, 08/01/32(c)                            1,095,000     1,116,558
-----------------------------------------------------------------------
  7.00%, 08/01/32                                  33,000        34,176
-----------------------------------------------------------------------
Unsec. Medium Term Notes,
  6.87%, 07/17/07                               2,250,000     2,490,682
-----------------------------------------------------------------------
Unsec. Notes,
  6.38%, 06/15/09                                 890,000       963,665
-----------------------------------------------------------------------
  6.20%, 06/13/17                                 450,000       451,287
-----------------------------------------------------------------------
Unsec. Notes,
  6.00%, 05/15/11                                 260,000       272,644
-----------------------------------------------------------------------
Unsec. Sub. Notes,
  4.75%, 01/02/07                                 250,000       254,580
=======================================================================
                                                              7,746,370
=======================================================================



GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-2.00%


Pass Through Ctfs.,
  8.50%, 02/15/25                                 177,181       191,687
-----------------------------------------------------------------------
  8.00%, 08/15/25                                  70,263        75,270
-----------------------------------------------------------------------
  7.50%, 11/15/30 to 10/15/31                     225,391       238,070
-----------------------------------------------------------------------
  6.50%, 05/15/31 to 01/15/32                     348,898       356,730
-----------------------------------------------------------------------
  7.00%, 08/15/31 to 05/15/32                     343,251       357,088
-----------------------------------------------------------------------
  6.00%, 12/15/31 to 03/15/32                     122,479       122,632
=======================================================================
                                                              1,341,477
=======================================================================
     Total U.S. Government Agency Securities
       (Cost $9,833,164)                                      9,954,934
=======================================================================


===============================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
U.S. TREASURY SECURITIES- 4.94%

U.S. TREASURY BONDS-4.79%

6.88%, 05/15/06                              $    345,000  $    383,129
-----------------------------------------------------------------------
6.13%, 08/15/07                                    70,000        76,341
-----------------------------------------------------------------------
4.75%, 11/15/08                                 1,720,000     1,751,820
-----------------------------------------------------------------------
6.50%, 02/15/10                                   450,000       503,208
-----------------------------------------------------------------------
5.00%, 08/15/11                                   485,000       491,863
=======================================================================
                                                              3,206,361
=======================================================================

U.S. TREASURY BONDS-0.15%

6.13%, 08/15/29                                    95,000       100,938
=======================================================================
    Total U.S. Treasury Securities (Cost
      $3,258,275)                                             3,307,299
=======================================================================

                                                 SHARES
MONEY MARKET FUNDS-9.40%

STIC Liquid Assets Portfolio(d)                 3,148,614     3,148,614
-----------------------------------------------------------------------
STIC Prime Portfolio(d)                         3,148,614     3,148,614
=======================================================================
    Total Money Market Funds (Cost
      $6,297,228)                                             6,297,228
=======================================================================
TOTAL INVESTMENTS-104.75% (Cost $72,067,952)                 70,151,342
=======================================================================
OTHER ASSETS LESS LIABILITIES-(4.75%)                        (3,181,626)
=======================================================================
NET ASSETS-100.00%                                          $66,969,716
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Ctfs.   - Certificates
Deb.    - Debentures
Gtd.    - Guaranteed
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Restricted securities. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 06/30/02 was $1,671,346, which represented 2.50% of the Fund's net assets.
(c) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section B.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------
JUNE 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $72,067,952)                                  $70,151,342
-----------------------------------------------------------
Receivables for:
  Investments sold                                  786,097
-----------------------------------------------------------
  Fund shares sold                                  656,550
-----------------------------------------------------------
  Dividends and interest                            333,321
-----------------------------------------------------------
Investment for deferred compensation plan             2,323
-----------------------------------------------------------
Other assets                                         41,703
===========================================================
     Total assets                                71,971,336
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                           4,774,097
-----------------------------------------------------------
  Fund shares reacquired                            106,194
-----------------------------------------------------------
  Deferred compensation plan                          2,323
-----------------------------------------------------------
Accrued distribution fees                            73,087
-----------------------------------------------------------
Accrued transfer agent fees                          13,358
-----------------------------------------------------------
Accrued operating expenses                           32,561
===========================================================
     Total liabilities                            5,001,620
===========================================================
Net assets applicable to shares outstanding     $66,969,716
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                         $24,550,099
___________________________________________________________
===========================================================
Class B                                         $32,381,111
___________________________________________________________
===========================================================
Class C                                         $10,038,506
___________________________________________________________
===========================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           2,415,703
___________________________________________________________
===========================================================
Class B                                           3,185,341
___________________________________________________________
===========================================================
Class C                                             987,311
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     10.16
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $10.16 divided
       by 95.25%)                               $     10.67
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                      $     10.17
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                      $     10.17
___________________________________________________________
===========================================================


STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Interest                                        $   427,581
-----------------------------------------------------------
Dividends (net of foreign withholding tax of
  $789)                                             174,711
-----------------------------------------------------------
Dividends from affiliated money market funds         46,703
===========================================================
    Total investment income                         648,995
===========================================================

EXPENSES:

Advisory fees                                       160,910
-----------------------------------------------------------
Administrative services fees                         24,795
-----------------------------------------------------------
Custodian fees                                       11,824
-----------------------------------------------------------
Distribution fees -- Class A                         31,546
-----------------------------------------------------------
Distribution fees -- Class B                        120,968
-----------------------------------------------------------
Distribution fees -- Class C                         36,455
-----------------------------------------------------------
Transfer agent fees                                  55,425
-----------------------------------------------------------
Registration and filing fees                         40,665
-----------------------------------------------------------
Trustees' fees                                        4,619
-----------------------------------------------------------
Other                                                28,122
===========================================================
    Total expenses                                  515,329
===========================================================
Less: Fees waived                                   (53,015)
-----------------------------------------------------------
    Expenses paid indirectly                           (357)
===========================================================
    Net expenses                                    461,957
===========================================================
Net investment income                               187,038
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                       (452,526)
===========================================================
Change in net unrealized appreciation
  (depreciation) of investment securities        (3,065,259)
===========================================================
Net gain (loss) from investment securities       (3,517,785)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                     $(3,330,747)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE PERIOD SEPTEMBER 28, 2001 (DATE OPERATIONS COMMENCED) THROUGH DECEMBER 31, 2001.
(UNAUDITED)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2002            2001
                                                              -----------    ------------
OPERATIONS:

  Net investment income                                       $   187,038    $    32,868
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities            (452,526)      (124,267)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                      (3,065,259)     1,148,649
=========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (3,330,747)     1,057,250
=========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (119,532)       (37,235)
-----------------------------------------------------------------------------------------
  Class B                                                         (67,219)       (33,889)
-----------------------------------------------------------------------------------------
  Class C                                                         (19,894)        (8,848)
-----------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      15,105,990     10,423,697
-----------------------------------------------------------------------------------------
  Class B                                                      18,033,557     15,589,686
-----------------------------------------------------------------------------------------
  Class C                                                       5,379,928      4,996,972
=========================================================================================
    Net increase in net assets                                 34,982,083     31,987,633
=========================================================================================

NET ASSETS:

  Beginning of period                                          31,987,633             --
=========================================================================================
  End of period                                               $66,969,716    $31,987,633
_________________________________________________________________________________________
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $69,469,583    $30,950,108
-----------------------------------------------------------------------------------------
  Undistributed net investment income                              (6,464)        13,143
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                   (576,793)      (124,267)
-----------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                 (1,916,610)     1,148,649
=========================================================================================
                                                              $66,969,716    $31,987,633
_________________________________________________________________________________________
=========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Basic Balanced Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital and current income.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund has a capital loss carryforward of $1,094 as of December 31, 2001 which expires December 31, 2009.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $1 billion of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets on the next $4 billion, plus 0.55% of the Fund's average daily net assets in excess of $5 billion. Due to the Fund's small size, AIM has voluntarily agreed to waive a portion of its advisory fees. This waiver may be terminated at any time and AIM retains the ability to be reimbursed for such fees prior to the end of the fiscal year. AIM has also voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended June 30, 2002, AIM waived fees of $53,015.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2002, AIM was paid $24,795 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2002, AFS retained $29,940 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2002, the Class A, Class B and Class C shares paid AIM Distributors $31,546, $120,968 and $36,455, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $41,650 from sales of the Class A shares of the Fund during the six months ended June 30, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2002, AIM Distributors retained $1,726, $0 and $738 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended June 30, 2002, the Fund paid legal fees of $1,298 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $326 and reductions in custodian fees of $31 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $357.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 was as follows:

                                                    2001
                                                  --------
Distributions paid from ordinary income           $ 79,972
__________________________________________________________
==========================================================


As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                    $   14,235
-----------------------------------------------------------
Capital loss carryforward                            (1,094)
-----------------------------------------------------------
Unrealized appreciation                           1,024,384
===========================================================
                                                 $1,037,525
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, and other deferrals.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2002 was $41,935,112 and $6,628,771, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $ 1,800,987
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (3,717,597)
===========================================================
Net unrealized appreciation (depreciation)
  of investment securities                      $(1,916,610)
___________________________________________________________
===========================================================
Investments have the same cost for tax and financial
statement purposes.


NOTE 8--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2002 and the period September 28, 2001 (Date operations commenced) through were as follows:

                                                                                             SEPTEMBER 28, 2001
                                                                                              (DATE OPERATIONS
                                                                  SIX MONTHS ENDED             COMMENCED) TO
                                                                   JUNE 30, 2002             DECEMBER 31, 2001
                                                              ------------------------    ------------------------
                                                               SHARES        AMOUNT        SHARES        AMOUNT
                                                              ---------    -----------    ---------    -----------
Sold:
  Class A                                                     1,703,937    $18,176,513    1,014,635    $10,570,925
------------------------------------------------------------------------------------------------------------------
  Class B                                                     2,173,024     23,140,962    1,510,274     15,749,795
------------------------------------------------------------------------------------------------------------------
  Class C                                                       854,578      9,138,104      511,202      5,323,113
==================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        10,727        113,657        3,464         36,336
------------------------------------------------------------------------------------------------------------------
  Class B                                                         5,100         54,157        2,340         24,543
------------------------------------------------------------------------------------------------------------------
  Class C                                                         1,755         18,682          810          8,499
==================================================================================================================
Reacquired:
  Class A                                                      (299,651)    (3,184,180)     (17,409)      (183,564)
------------------------------------------------------------------------------------------------------------------
  Class B                                                      (487,939)    (5,161,562)     (17,458)      (184,652)
------------------------------------------------------------------------------------------------------------------
  Class C                                                      (349,841)    (3,776,858)     (31,193)       (34,640)
==================================================================================================================
                                                              3,611,690    $38,519,475    2,976,665    $31,310,355
__________________________________________________________________________________________________________________
==================================================================================================================

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                              CLASS A
                                                                ------------------------------------
                                                                                  SEPTEMBER 28, 2001
                                                                                  (DATE OPERATIONS
                                                                SIX MONTHS        COMMENCED) TO
                                                                ENDED JUNE 30,    DECEMBER 31,
                                                                   2002               2001
                                                                --------------    ------------------
Net asset value, beginning of period                               $ 10.75             $ 10.00
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.06(a)             0.03(a)
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (0.59)               0.76
====================================================================================================
    Total from investment operations                                 (0.53)               0.79
====================================================================================================
Less distributions from net investment income                        (0.06)              (0.04)
====================================================================================================
Net asset value, end of period                                     $ 10.16             $ 10.75
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                      (4.95)%              7.94%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $24,550             $10,753
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                    1.45%(c)            1.43%(d)
----------------------------------------------------------------------------------------------------
  Without fee waivers                                                 1.67%(c)            2.89%(d)
====================================================================================================
Ratio of net investment income to average net assets                  1.17%(c)            1.16%(d)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate                                                 15%                  7%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $18,175,577.
(d)  Annualized.


                                                                              CLASS B
                                                                ------------------------------------
                                                                                  SEPTEMBER 28, 2001
                                                                                  (DATE OPERATIONS
                                                                SIX MONTHS        COMMENCED) TO
                                                                ENDED JUNE 30,    DECEMBER 31,
                                                                   2002               2001
                                                                --------------    ------------------
Net asset value, beginning of period                               $ 10.75             $ 10.00
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.03(a)             0.01(a)
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (0.58)               0.77
====================================================================================================
    Total from investment operations                                 (0.55)               0.78
====================================================================================================
Less distributions from net investment income                        (0.03)              (0.03)
====================================================================================================
Net asset value, end of period                                     $ 10.17             $ 10.75
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                      (5.16)%              7.76%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $32,381             $16,067
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                    2.10%(c)            2.08%(d)
----------------------------------------------------------------------------------------------------
  Without fee waivers                                                 2.32%(c)            3.54%(d)
====================================================================================================
Ratio of net investment income to average net assets                  0.52%(c)            0.52%(d)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate                                                 15%                  7%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $24,394,113.
(d)  Annualized.

                                                                              CLASS C
                                                                ------------------------------------
                                                                                  SEPTEMBER 28, 2001
                                                                  SIX MONTHS       (DATE OPERATIONS
                                                                ENDED JUNE 30,      COMMENCED) TO
                                                                     2002         DECEMBER 31, 2001
                                                                --------------    ------------------
Net asset value, beginning of period                               $ 10.75             $ 10.00
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.03(a)             0.01(a)
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (0.58)               0.77
====================================================================================================
    Total from investment operations                                 (0.55)               0.78
====================================================================================================
Less distributions from net investment income                        (0.03)              (0.03)
====================================================================================================
Net asset value, end of period                                     $ 10.17             $ 10.75
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                      (5.16)%              7.76%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $10,039             $ 5,168
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                    2.10%(c)            2.08%(d)
----------------------------------------------------------------------------------------------------
  Without fee waivers                                                 2.32%(c)            3.54%(d)
====================================================================================================
Ratio of net investment income to average net assets                  0.52%(c)            0.52%(d)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate                                                 15%                  7%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $7,351,438.
(d)  Annualized.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


                                                              MARKET
                                                SHARES         VALUE
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-91.02%

BELGIUM-1.47%

Omega Pharma S.A. (Health Care Supplies)           4,800    $   215,710
-----------------------------------------------------------------------
Ontex (Personal Products)                          2,900        189,668
=======================================================================
                                                                405,378
=======================================================================

DENMARK-1.18%

Topdanmark A.S. (Multi-Line Insurance)(a)         10,300        323,074
=======================================================================

FINLAND-1.80%

Instrumentarium Corp. (Health Care Equipment)      4,600        116,466
-----------------------------------------------------------------------
Marimekko Oy (Apparel, Accessories & Luxury
  Goods)                                          18,500        175,993
-----------------------------------------------------------------------
Vacon Oyj (Electrical Components &
  Equipment)(b)                                   19,200        203,581
=======================================================================
                                                                496,040
=======================================================================

FRANCE-16.77%

AES Laboratoire Groupe (Health Care
  Equipment)                                       1,730        216,007
-----------------------------------------------------------------------
Altedia (Employment Services)                      7,700        228,146
-----------------------------------------------------------------------
Bonduelle S.C.A. (Packaged Foods & Meats)          6,650        461,287
-----------------------------------------------------------------------
Bricolage (Mr.) S.A. (Home Improvement
  Retail)(c)                                      17,469        320,252
-----------------------------------------------------------------------
Buffalo Grill S.A. (Restaurants)                  27,800        445,182
-----------------------------------------------------------------------
Camaieu (Apparel Retail)                          12,800        481,364
-----------------------------------------------------------------------
Groupe Crit (Employment Services)                  5,500        133,258
-----------------------------------------------------------------------
Ioltech (Health Care Equipment)(a)                 2,310        297,353
-----------------------------------------------------------------------
MEDIDEP S.A. (Health Care Facilities)(a)          18,200        449,079
-----------------------------------------------------------------------
Neopost S.A. (Office Electronics)(a)               6,260        249,995
-----------------------------------------------------------------------
Rodriguez Group (Specialty Stores)                 2,300        156,352
-----------------------------------------------------------------------
Silicon-On-Insulator Technologies (SOITEC)
  (Electronic Equipment & Instruments)(a)         21,870        212,386
-----------------------------------------------------------------------
Societe Virbac S.A. (Pharmaceuticals)              1,905        280,710
-----------------------------------------------------------------------
SR Teleperformance (Advertising)                   3,100         74,648
-----------------------------------------------------------------------
TRIGANO (Automobile Manufacturers)                 9,500        368,088
-----------------------------------------------------------------------
Wavecom S.A. (Telecommunications
  Equipment)(a)                                    5,900        239,418
=======================================================================
                                                              4,613,525
=======================================================================

GERMANY-3.22%

Puma A.G. Rudolf Dassler Sport (Footwear)         10,000        726,763
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES         VALUE

GERMANY-(CONTINUED)

Suess MicroTec A.G. (Semiconductor
  Equipment)(a)                                    7,900    $   158,919
=======================================================================
                                                                885,682
=======================================================================

IRELAND-9.88%

Anglo Irish Bank Corp. PLC (Banks)               117,800        770,444
-----------------------------------------------------------------------
Arnotts PLC (Department Stores)                   13,200        137,346
-----------------------------------------------------------------------
First Active PLC (Consumer Finance)(a)            59,900        287,886
-----------------------------------------------------------------------
Grafton Group PLC-Units (Trading Companies &
  Distributors)(d)                               130,200        562,535
-----------------------------------------------------------------------
ICON PLC-ADR (Health Care Distributors &
  Services)(a)                                     2,900         82,650
-----------------------------------------------------------------------
Jurys Doyle Hotel Group PLC (Hotels, Resorts
  & Cruise Lines)                                 33,700        340,629
-----------------------------------------------------------------------
Paddy Power PLC (Casinos & Gambling)              57,100        299,055
-----------------------------------------------------------------------
United Drug PLC (Health Care Distributors &
  Services)                                       17,100        237,233
=======================================================================
                                                              2,717,778
=======================================================================

ITALY-6.86%

Davide Campari-Milano S.p.A. (Brewers)(a)          5,300        175,943
-----------------------------------------------------------------------
Merloni Elettrodomestici S.p.A. (Household
  Appliances)                                     63,700        698,777
-----------------------------------------------------------------------
Permasteelisa S.p.A. (Construction &
  Engineering)                                    17,900        345,004
-----------------------------------------------------------------------
Recordati S.p.A. (Pharmaceuticals)                13,600        369,268
-----------------------------------------------------------------------
Saeco International Group S.p.A. (Consumer
  Electronics)(a)                                 96,300        298,691
=======================================================================
                                                              1,887,683
=======================================================================

NETHERLANDS-3.63%

ASM International N.V. (Semiconductor
  Equipment)(a)                                   13,900        246,696
-----------------------------------------------------------------------
Heijmans N.V.-Dutch Ctfs. (Construction &
  Engineering)                                     7,400        171,960
-----------------------------------------------------------------------
Sligro Beheer N.V. (Food Distributors)             9,100        385,504
-----------------------------------------------------------------------
Van der Moolen Holding N.V. (Diversified
  Financial Services)                              2,770         58,742
-----------------------------------------------------------------------
Volker Wessels Stevin N.V.-Dutch Ctfs.
  (Construction & Engineering)(a)                  5,000        136,305
=======================================================================
                                                                999,207
=======================================================================

NORWAY-4.56%

Aktiv Kapital A.S.A. (Diversified Financial
  Services)                                       32,950        215,187
-----------------------------------------------------------------------
Ekornes A.S.A. (Home Furnishings)                 25,000        314,874
-----------------------------------------------------------------------


                                                              MARKET
                                                SHARES         VALUE
NORWAY-(CONTINUED)

Norkom A.S.A. (Computers & Electronics
  Retail)(a)                                      17,900    $   255,271
-----------------------------------------------------------------------
Tandberg A.S.A. (Electronic Equipment &
  Instruments)                                    14,000        165,134
-----------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A. (Oil & Gas
  Equipment & Services)(a)                        19,600        303,025
=======================================================================
                                                              1,253,491
=======================================================================

SPAIN-3.61%

Baron de Ley, S.A. (Distillers & Vinters)(a)       9,600        281,398
-----------------------------------------------------------------------
Enagas (Gas Utilities)(a)(b)                      27,300        172,598
-----------------------------------------------------------------------
Miquel y Costos & Miquel, S.A. (Paper
  Products)(a)                                     9,400        281,311
-----------------------------------------------------------------------
Viscofan, Industria Navarra De Envolturas
  Celulosicas, S.A. (Packaged Foods & Meats)      33,400        258,162
=======================================================================
                                                                993,469
=======================================================================

SWEDEN-8.79%

Axfood A.B. (Food Retail)                         19,800        328,416
-----------------------------------------------------------------------
Clas Ohlson A.B.-Class B (Specialty Stores)       18,900        378,454
-----------------------------------------------------------------------
Elekta A.B.-Class B (Health Care
  Equipment)(a)                                   30,600        343,933
-----------------------------------------------------------------------
Getinge A.B.-Class B (Health Care Equipment)       4,300         84,461
-----------------------------------------------------------------------
Intrum Justitia A.B. (Diversified Financial
  Services)(a)                                    61,000        352,794
-----------------------------------------------------------------------
Munters A.B. (Industrial Machinery)                7,500        166,958
-----------------------------------------------------------------------
Perbio Science A.B. (Pharmaceuticals)(a)          16,100        298,669
-----------------------------------------------------------------------
Scandiaconsult A.B. (Construction &
  Engineering)                                    26,800        137,158
-----------------------------------------------------------------------
Swedish Match A.B. (Tobacco)                      39,600        328,416
=======================================================================
                                                              2,419,259
=======================================================================

SWITZERLAND-1.83%

Micronas Semiconductor Holding A.G.
  (Semiconductors)(a)                             13,100        414,540
-----------------------------------------------------------------------
Nobel Biocare Holding A.G. (Health Care
  Equipment)(a)                                    1,320         87,866
=======================================================================
                                                                502,406
=======================================================================

UNITED KINGDOM-27.42%

Albemarle & Bond Holdings PLC (Consumer
  Finance)                                       205,800        245,039
-----------------------------------------------------------------------
Alexon Group PLC (Apparel, Accessories &
  Luxury Goods)                                   91,300        303,403
-----------------------------------------------------------------------
Ask Central PLC (Restaurants)                     48,300        120,566
-----------------------------------------------------------------------
Balfour Beatty PLC (Construction &
  Engineering)                                    74,600        267,327
-----------------------------------------------------------------------
Biotrace International PLC (Health Care
  Equipment)                                      96,600        152,652
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES         VALUE

UNITED KINGDOM-(CONTINUED)

Cattles PLC (Consumer Finance)                    76,800    $   388,118
-----------------------------------------------------------------------
Chemring Group PLC (Aerospace & Defense)          44,100        205,981
-----------------------------------------------------------------------
Clarke (T.) PLC (Construction & Engineering)      20,700        152,715
-----------------------------------------------------------------------
Cranswick PLC (Packaged Foods & Meats)(a)         21,000        319,986
-----------------------------------------------------------------------
Domino's Pizza UK & IRL PLC (Restaurants)        256,300        382,685
-----------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)                 19,400        152,111
-----------------------------------------------------------------------
Express Dairies PLC (Packaged Foods &
  Meats)(a)                                      295,000        127,623
-----------------------------------------------------------------------
GAME GROUP (THE) PLC (Computer & Electronics
  Retail)                                         53,700        100,739
-----------------------------------------------------------------------
Games Workshop Group PLC (Leisure Products)       21,000        150,506
-----------------------------------------------------------------------
Geest PLC (Agricultural Products)                 19,900        169,745
-----------------------------------------------------------------------
Hamleys PLC (Specialty Stores)                    48,000        118,567
-----------------------------------------------------------------------
HIT Entertainment PLC (Movies &
  Entertainment)                                  19,000         78,197
-----------------------------------------------------------------------
Intercare Group PLC (Health Care Distributors
  & Services)                                     36,100        143,737
-----------------------------------------------------------------------
Inventive Leisure PLC (Restaurants)               55,200        152,160
-----------------------------------------------------------------------
iSOFT Group PLC (Application Software)            81,300        305,032
-----------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC (Insurance
  Brokers)                                        33,500        322,176
-----------------------------------------------------------------------
Jarvis PLC (Construction & Engineering)           13,800         68,958
-----------------------------------------------------------------------
Kier Group PLC (Construction & Engineering)       32,100        295,439
-----------------------------------------------------------------------
Luminar PLC (Restaurants)                         28,200        355,632
-----------------------------------------------------------------------
Majestic Wine PLC (Brewers)                       12,800         90,051
-----------------------------------------------------------------------
Merchant Retail Group PLC (Food Retail)(a)        58,500        125,870
-----------------------------------------------------------------------
MFI Furniture Group PLC (Home Furnishings)        91,700        179,047
-----------------------------------------------------------------------
Nestor Healthcare Group PLC (Employment
  Services)                                       17,600        126,610
-----------------------------------------------------------------------
New Look Group PLC (Apparel Retail)               74,600        266,185
-----------------------------------------------------------------------
PHS Group PLC (Diversified Commercial
  Services)                                      103,720        155,660
-----------------------------------------------------------------------
Reliance Security Group PLC (Diversified
  Commercial Services)                            16,600        196,506
-----------------------------------------------------------------------
Speedy Hire PLC (Construction & Engineering)      28,600        145,410
-----------------------------------------------------------------------
Stanley Leisure PLC (Casinos & Gaming)            50,300        272,908
-----------------------------------------------------------------------
Taylor & Francis Group PLC (Publishing)           47,000        406,663
-----------------------------------------------------------------------
Torex PLC (IT Consulting & Services)              13,400        124,561
-----------------------------------------------------------------------
Ultimate Leisure Group PLC (Leisure Products)     20,000         74,885
-----------------------------------------------------------------------
William Hill PLC (Diversified Financial
  Services)(a)(b)                                 30,600        124,181
-----------------------------------------------------------------------


                                                              MARKET
                                                SHARES         VALUE
UNITED KINGDOM-(CONTINUED)

Wood Group (John) PLC (Oil & Gas Equipment &
  Services)(a)                                    54,300    $   174,800
=======================================================================
                                                              7,542,431
=======================================================================
    Total Foreign Stocks & Other Equity
       Interests (Cost $21,604,134)                          25,039,423
=======================================================================

MONEY MARKET FUNDS-8.07%

STIC Liquid Assets Portfolio(e)                1,109,428      1,109,428
-----------------------------------------------------------------------
STIC Prime Portfolio(e)                        1,109,428      1,109,428
=======================================================================
    Total Money Market Funds (Cost
       $2,218,856)                                            2,218,856
=======================================================================
TOTAL INVESTMENTS-99.09% (Cost $23,822,990)                  27,258,279
=======================================================================
OTHER ASSETS LESS LIABILITIES-0.91%                             251,111
=======================================================================
NET ASSETS-100.00%                                          $27,509,390
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Ctfs.  - Certificates

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) Consists of more than one class of securities traded together as a unit.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $23,822,990)                                  $27,258,279
-----------------------------------------------------------
Foreign currencies, at value (cost $95,998)          98,263
-----------------------------------------------------------
Receivables for:
  Investments sold                                  114,686
-----------------------------------------------------------
  Fund shares sold                                  570,072
-----------------------------------------------------------
  Dividends                                          37,757
-----------------------------------------------------------
Investment for deferred compensation plan            10,298
-----------------------------------------------------------
Other assets                                         21,935
===========================================================
    Total assets                                 28,111,290
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             394,324
-----------------------------------------------------------
  Fund shares reacquired                            120,151
-----------------------------------------------------------
  Deferred compensation plan                         10,298
-----------------------------------------------------------
Accrued distribution fees                            22,110
-----------------------------------------------------------
Accrued transfer agent fees                           7,814
-----------------------------------------------------------
Accrued operating expenses                           47,203
===========================================================
    Total liabilities                               601,900
===========================================================
Net assets applicable to shares outstanding     $27,509,390
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $17,366,279
___________________________________________________________
===========================================================
Class B                                         $ 8,231,805
___________________________________________________________
===========================================================
Class C                                         $ 1,911,306
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           2,087,439
___________________________________________________________
===========================================================
Class B                                             999,311
___________________________________________________________
===========================================================
Class C                                             232,132
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $      8.32
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.32 divided
      by 94.50%)                                $      8.80
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                       $      8.24
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                       $      8.23
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $15,290)                                       $  125,030
-----------------------------------------------------------
Dividends from affiliated money market funds         10,289
===========================================================
    Total investment income                         135,319
===========================================================

EXPENSES:

Advisory fees                                        74,924
-----------------------------------------------------------
Administrative services fees                         24,795
-----------------------------------------------------------
Custodian fees                                       43,944
-----------------------------------------------------------
Distribution fees -- Class A                         17,258
-----------------------------------------------------------
Distribution fees -- Class B                         22,419
-----------------------------------------------------------
Distribution fees -- Class C                          7,139
-----------------------------------------------------------
Transfer agent fees                                  26,383
-----------------------------------------------------------
Trustees' fees                                        4,540
-----------------------------------------------------------
Registration and filing fees                         15,743
-----------------------------------------------------------
Professional fees                                    19,009
-----------------------------------------------------------
Other                                                17,001
===========================================================
    Total expenses                                  273,155
===========================================================
Less: Fees waived and expenses reimbursed           (97,119)
-----------------------------------------------------------
    Expenses paid indirectly                           (105)
===========================================================
    Net expenses                                    175,931
===========================================================
Net investment income (loss)                        (40,612)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                            (292,559)
-----------------------------------------------------------
  Foreign currencies                                    396
===========================================================
                                                   (292,163)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           2,502,193
-----------------------------------------------------------
  Foreign currencies                                 (2,946)
===========================================================
                                                  2,499,247
===========================================================
Net gain from investment securities and
  foreign currencies                              2,207,084
===========================================================
Net increase in net assets resulting from
  operations                                     $2,166,472
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2002            2001
                                                              -----------    ------------
OPERATIONS:

  Net investment income (loss)                                $   (40,612)   $   (93,543)
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                           (292,163)    (3,815,727)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           2,499,247        697,690
=========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 2,166,472     (3,211,580)
=========================================================================================
Share transactions-net:
  Class A                                                       9,068,700        647,205
-----------------------------------------------------------------------------------------
  Class B                                                       5,263,994        168,698
-----------------------------------------------------------------------------------------
  Class C                                                         620,180        256,409
=========================================================================================
    Net increase (decrease) in net assets                      17,119,346     (2,139,268)
=========================================================================================

NET ASSETS:

  Beginning of period                                          10,390,044     12,529,312
=========================================================================================
  End of period                                               $27,509,390    $10,390,044
_________________________________________________________________________________________
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $28,869,012    $13,916,138
-----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (49,689)        (9,077)
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (4,745,814)    (4,453,651)
-----------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                          3,435,881        936,634
=========================================================================================
                                                              $27,509,390    $10,390,044
_________________________________________________________________________________________
=========================================================================================

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM European Small Company Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund's capital loss carryforward of $4,147,930 as of December 31, 2001 expires as follows:

   CAPITAL LOSS
   CARRYFORWARD     EXPIRATION
   ------------     ----------
    $  220,935   December 31, 2008
   -------------------------------
     3,926,995   December 31, 2009
   ===============================
    $4,147,930
   _______________________________
   ===============================


E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the Fund's average daily net assets. AIM has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A to 2.00%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended June 30, 2002, AIM waived fees of $74,924 and reimbursed expenses of $22,195.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2002, AIM was paid $24,795 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2002, AFS retained $15,294 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2002, the Class A, Class B and Class C shares paid AIM Distributors $17,258, $22,419 and $7,139, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $2,949 from sales of the Class A shares of the Fund during the six months ended June 30, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2002, AIM Distributors retained $354, $0 and $258 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended June 30, 2002, the Fund paid legal fees of $1,298 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $103 and reductions in custodian fees of $2 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $105.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                          2001       2000
                                        --------    -------
Distributions paid from ordinary
  income                                $     --    $50,206
___________________________________________________________
===========================================================


  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward                       $(4,147,930)
-----------------------------------------------------------
Unrealized appreciation                             621,836
===========================================================
                                                $(3,526,094)
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, and other deferrals.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2002 was $19,368,782 and $6,297,020, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                          $3,808,797
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (392,119)
===========================================================
Net unrealized appreciation of investment
  securities                                     $3,416,678
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $23,841,601

NOTE 8--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2002 and the year ended December 31, 2001 were as follows:

                                                                  SIX MONTHS ENDED                YEAR ENDED
                                                                   JUNE 30, 2002              DECEMBER 31, 2001
                                                              ------------------------    --------------------------
                                                               SHARES        AMOUNT         SHARES         AMOUNT
                                                              ---------    -----------    ----------    ------------
Sold:
  Class A                                                     1,693,801    $13,603,084     1,443,910    $ 10,877,574
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       777,232      6,093,043        87,474         690,405
--------------------------------------------------------------------------------------------------------------------
  Class C                                                       294,464      2,335,214       275,312       2,057,628
====================================================================================================================
Reacquired:
  Class A                                                      (575,170)    (4,534,384)   (1,413,403)    (10,230,369)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      (104,003)      (829,049)      (72,117)       (521,707)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                      (215,084)    (1,715,034)     (239,549)     (1,801,219)
====================================================================================================================
                                                              1,871,240    $14,952,874        81,627    $  1,072,312
____________________________________________________________________________________________________________________
====================================================================================================================


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                                ----------------------------------------------------
                                                                                                    AUGUST 31, 2000
                                                                                                    (DATE OPERATIONS
                                                                SIX MONTHS ENDED     YEAR ENDED      COMMENCED) TO
                                                                    JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                      2002              2001              2000
                                                                ----------------    ------------    ----------------
Net asset value, beginning of period                                $  7.19           $  9.17            $10.00
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.01)(a)         (0.05)(a)         (0.04)(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                        1.14             (1.93)            (0.74)
====================================================================================================================
    Total from investment operations                                   1.13             (1.98)            (0.78)
====================================================================================================================
Less dividends from net investment income                                --                --             (0.05)
====================================================================================================================
Net asset value, end of period                                      $  8.32           $  7.19            $ 9.17
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                                       15.72%           (21.59)%           (7.84)%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $17,366           $ 6,969            $8,606
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                     1.99%(c)          2.01%             2.07%(d)
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                  3.22%(c)          4.65%             6.28%(d)
====================================================================================================================
Ratio of net investment income (loss) to average net assets           (0.27)%(c)        (0.61)%           (1.28)%(d)
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                                  42%              152%               25%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $9,943,703.
(d)  Annualized.

                                                                                      CLASS B
                                                                ----------------------------------------------------
                                                                                                    AUGUST 31, 2000
                                                                                                    (DATE OPERATIONS
                                                                SIX MONTHS ENDED     YEAR ENDED      COMMENCED) TO
                                                                    JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                      2002              2001              2000
                                                                ----------------    ------------    ----------------
Net asset value, beginning of period                                 $ 7.15           $  9.17            $10.00
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.04)(a)         (0.10)(a)         (0.06)(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                        1.13             (1.92)            (0.74)
====================================================================================================================
    Total from investment operations                                   1.09             (2.02)            (0.80)
====================================================================================================================
Less dividends from net investment income                                --                --             (0.03)
====================================================================================================================
Net asset value, end of period                                       $ 8.24           $  7.15            $ 9.17
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                                       15.24%           (22.03)%           (7.99)%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $8,232           $ 2,330            $2,851
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                     2.64%(c)          2.71%             2.77%(d)
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                  3.87%(c)          5.36%             6.98%(d)
====================================================================================================================
Ratio of net investment income (loss) to average net assets           (0.92)%(c)        (1.31)%           (1.98)%(d)
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                                  42%              152%               25%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $4,520,889.
(d)  Annualized.

                                                                                      CLASS C
                                                                ----------------------------------------------------
                                                                                                    AUGUST 31, 2000
                                                                                                    (DATE OPERATIONS
                                                                SIX MONTHS ENDED     YEAR ENDED      COMMENCED) TO
                                                                    JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                      2002              2001              2000
                                                                ----------------    ------------    ----------------
Net asset value, beginning of period                                 $ 7.14           $  9.17            $10.00
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.04)(a)         (0.10)(a)         (0.06)(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                        1.13             (1.93)            (0.74)
====================================================================================================================
    Total from investment operations                                   1.09             (2.03)            (0.80)
====================================================================================================================
Less dividends from net investment income                                --                --             (0.03)
====================================================================================================================
Net asset value, end of period                                       $ 8.23           $  7.14            $ 9.17
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                                       15.27%           (22.14)%           (7.99)%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $1,911           $ 1,091            $1,073
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                     2.64%(c)          2.71%             2.77%(d)
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                  3.87%(c)          5.36%             6.98%(d)
====================================================================================================================
Ratio of net investment income (loss) to average net assets           (0.92)%(c)        (1.31)%           (1.98)%(d)
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                                  42%              152%               25%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,439,537.
(d)  Annualized.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

                                                                MARKET
                                                 SHARES         VALUE
DOMESTIC STOCKS-75.70%

BROADCASTING & CABLE TV-1.16%

Univision Communications Inc.-Class A(a)           73,600    $  2,311,040
=========================================================================

CONSTRUCTION & ENGINEERING-0.72%

Quanta Services, Inc.(a)                          146,300       1,443,981
=========================================================================

DIVERSIFIED METALS & MINING-0.86%

Peabody Energy Corp.                               61,000       1,726,300
=========================================================================

ELECTRIC UTILITIES-37.63%

American Electric Power Co., Inc.                  59,000       2,361,180
-------------------------------------------------------------------------
CMS Energy Corp.                                  178,000       1,954,440
-------------------------------------------------------------------------
Consolidated Edison, Inc.                          65,000       2,713,750
-------------------------------------------------------------------------
Constellation Energy Group, Inc.                   86,500       2,537,910
-------------------------------------------------------------------------
DTE Energy Co.                                    172,000       7,678,080
-------------------------------------------------------------------------
Edison International(a)                            51,000         867,000
-------------------------------------------------------------------------
Entergy Corp.                                      62,000       2,631,280
-------------------------------------------------------------------------
Exelon Corp.                                       68,500       3,582,550
-------------------------------------------------------------------------
FirstEnergy Corp.                                  90,000       3,004,200
-------------------------------------------------------------------------
FPL Group, Inc.                                   175,000      10,498,250
-------------------------------------------------------------------------
Northeast Utilities                                49,500         931,095
-------------------------------------------------------------------------
OGE Energy Corp.                                  106,000       2,423,160
-------------------------------------------------------------------------
PG&E Corp.(a)                                      72,000       1,288,080
-------------------------------------------------------------------------
Pinnacle West Capital Corp.                       209,600       8,279,200
-------------------------------------------------------------------------
PPL Corp.                                          75,000       2,481,000
-------------------------------------------------------------------------
Public Service Enterprise Group Inc.               60,000       2,598,000
-------------------------------------------------------------------------
Puget Energy, Inc.                                 96,000       1,982,400
-------------------------------------------------------------------------
Reliant Energy, Inc.                              205,000       3,464,500
-------------------------------------------------------------------------
Southern Co. (The)                                226,500       6,206,100
-------------------------------------------------------------------------
TECO Energy, Inc.                                 100,000       2,475,000
-------------------------------------------------------------------------
Xcel Energy, Inc.                                 322,150       5,402,456
=========================================================================
                                                               75,359,631
=========================================================================

GAS UTILITIES-8.63%

El Paso Corp.                                      72,900       1,502,469
-------------------------------------------------------------------------
El Paso Energy Cap Trust I-$2.38 Conv. Pfd.        74,500       2,741,600
-------------------------------------------------------------------------
KeySpan Corp.                                      55,000       2,070,750
-------------------------------------------------------------------------
NiSource Inc.                                     336,000       7,334,880
-------------------------------------------------------------------------
Sempra Energy                                     164,000       3,629,320
=========================================================================
                                                               17,279,019
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE

HEAVY ELECTRICAL EQUIPMENT-0.12%

Active Power, Inc.(a)                              65,500    $    236,455
=========================================================================

INDUSTRIAL CONGLOMERATES-1.88%

General Electric Co.                              129,600       3,764,880
=========================================================================

INTEGRATED OIL & GAS-1.54%

ChevronTexaco Corp.                                34,800       3,079,800
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-8.52%

BellSouth Corp.                                   211,000       6,646,500
-------------------------------------------------------------------------
SBC Communications Inc.                           185,693       5,663,637
-------------------------------------------------------------------------
Verizon Communications Inc.                       118,462       4,756,249
=========================================================================
                                                               17,066,386
=========================================================================

MOVIES & ENTERTAINMENT-0.84%

Viacom Inc.-Class B(a)                             38,000       1,686,060
=========================================================================

MULTI-UTILITIES & UNREGULATED POWER-11.03%

Aquila, Inc.                                      215,856       1,726,848
-------------------------------------------------------------------------
Calpine Corp.(a)                                  132,000         927,960
-------------------------------------------------------------------------
Duke Energy Corp.                                  95,334       2,964,887
-------------------------------------------------------------------------
Dynegy Inc.-Class A                               272,000       1,958,400
-------------------------------------------------------------------------
Energy East Corp.                                 475,200      10,739,520
-------------------------------------------------------------------------
Mirant Corp.(a)                                   193,850       1,415,105
-------------------------------------------------------------------------
Mirant Trust I-Series A, $3.13 Conv. Pfd.          30,600         906,984
-------------------------------------------------------------------------
Williams Cos., Inc. (The)                         198,700       1,190,213
-------------------------------------------------------------------------
Williams Cos., Inc. (The)-$2.25 Conv. Pfd.         21,000         264,180
=========================================================================
                                                               22,094,097
=========================================================================

NETWORKING EQUIPMENT-0.54%

Cisco Systems, Inc.(a)                             77,700       1,083,915
=========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.54%

Cooper Cameron Corp.(a)                            22,500       1,089,450
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.33%

Apache Corp.                                       46,250       2,658,450
=========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.14%

JDS Uniphase Corp.(a)                              99,900         268,731
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE

WIRELESS TELECOMMUNICATION SERVICES-0.22%

MediaOne Group, Inc.-$3.04 Conv. Pfd.              29,200    $    436,832
=========================================================================
    Total Domestic Stocks (Cost $172,346,788)                 151,585,027
=========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-14.13%

BRAZIL-0.75%

Companhia Paranaense de Energia-Copel-ADR
  (Electric Utilities)                            370,000       1,498,500
=========================================================================

FINLAND-0.64%

Nokia Oyj-ADR (Telecommunications Equipment)       88,200       1,277,136
=========================================================================

FRANCE-2.14%

Suez S.A. (Multi-Utilities & Unregulated
  Power)                                          124,500       3,331,078
-------------------------------------------------------------------------
TotalFinaElf S.A. (Integrated Oil & Gas)            5,800         944,891
=========================================================================
                                                                4,275,969
=========================================================================

GERMANY-1.47%

E.ON A.G. (Electric Utilities)                     50,560       2,943,518
=========================================================================

GREECE-0.58%

Public Power Corp.-GDR (Electric
  Utilities)(b)(c)                                 81,800       1,170,502
=========================================================================

ITALY-2.42%

ACEA S.p.A. (Multi-Utilities & Unregulated
  Power)(b)                                       388,800       2,092,078
-------------------------------------------------------------------------
Snam Rete Gas S.p.A. (Gas Utilities)(b)           210,200         622,810
-------------------------------------------------------------------------
Telecom Italia S.p.A. (Integrated
  Telecommunication Services)                     400,400       2,130,689
=========================================================================
                                                                4,845,577
=========================================================================

SPAIN-2.65%

Endesa, S.A. (Electric Utilities)                 227,000       3,308,951
-------------------------------------------------------------------------
Telefonica, S.A. (Integrated
  Telecommunication Services)(a)                  237,299       1,998,787
=========================================================================
                                                                5,307,738
=========================================================================

UNITED KINGDOM-3.48%

Kelda Group PLC (Water Utilities)                 538,407       3,520,685
-------------------------------------------------------------------------
National Grid Group PLC (Electric Utilities)      131,526         938,612
-------------------------------------------------------------------------
United Utilities PLC (Multi-Utilities &
  Unregulated Power)                              151,936       1,421,643
-------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)                     789,118       1,087,610
=========================================================================
                                                                6,968,550
=========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $32,503,858)                             28,287,490
=========================================================================

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
BONDS & NOTES--6.73%

BROADCASTING & CABLE TV-0.46%

TCI Communications, Inc., Sr. Unsec. Deb.,
  7.88%, 02/15/26                              $1,000,000    $    919,510
=========================================================================

COMPUTER HARDWARE-0.13%

Candescent Technologies Corp., Sr. Conv.
  Unsec. Gtd. Sub. Deb., 8.00%, 05/01/03
  (Acquired 04/17/98-04/19/01; Cost
  $4,556,330)(c)(d)(e)                          4,866,000         257,898
=========================================================================

ELECTRIC UTILITIES-2.51%

National Grid Co. PLC (United Kingdom), Conv.
  Bonds, 4.25%, 02/17/08 (Acquired 02/05/98;
  Cost $4,574,700)(d)(f)             GBP        2,760,000       5,027,976
=========================================================================

GAS UTILITIES-2.26%

Limestone Electron Trust, Sr. Unsec. Gtd.
  Notes, 8.63%, 03/15/03 (Acquired 03/15/00;
  Cost $4,550,000)(d)                           4,550,000       4,532,937
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.86%

AT&T Corp., Unsec. Notes, 7.75%, 03/01/07       1,850,000       1,713,563
=========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.51%

Dynegy Inc., Sr. Unsec. Deb., 7.13%, 05/15/18   1,400,000       1,027,250
=========================================================================
    Total Bonds & Notes (Cost $17,949,547)                     13,479,134
=========================================================================

                                                 SHARES

MONEY MARKET FUNDS-5.44%

STIC Liquid Assets Portfolio(g)                 5,452,563       5,452,563
-------------------------------------------------------------------------
STIC Prime Portfolio(g)                         5,452,563       5,452,563
=========================================================================
    Total Money Market Funds (Cost
      $10,905,126)                                             10,905,126
=========================================================================
TOTAL INVESTMENTS-102.00% (Cost $233,705,319)                 204,256,777
=========================================================================
OTHER ASSETS LESS LIABILITIES-(2.00%)                          (4,012,435)
=========================================================================
NET ASSETS-100.00%                                           $200,244,342
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Conv.   - Convertible
Deb.    - Debentures
GBP     - British Pound Sterling
GDR     - Global Depositary Receipt
Gtd.    - Guaranteed
Pfd.    - Preferred
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of restricted securities at 06/30/02 was $9,818,811, which represented 4.90% of the Fund's net assets.
(e) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(f) Foreign denominated security. Par value is denominated in currency indicated.
(g) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $233,705,319)*                               $204,256,777
-----------------------------------------------------------
Foreign currencies, at value (cost $81,250)          82,020
-----------------------------------------------------------
Receivables for:
  Investments sold                                8,182,144
-----------------------------------------------------------
  Fund shares sold                                   65,058
-----------------------------------------------------------
  Dividends and interest                            719,834
-----------------------------------------------------------
Investment for deferred compensation plan            47,300
-----------------------------------------------------------
Collateral for securities loaned                 46,579,211
-----------------------------------------------------------
Other assets                                         25,706
===========================================================
    Total assets                                259,958,050
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          11,518,333
-----------------------------------------------------------
  Fund shares reacquired                          1,215,625
-----------------------------------------------------------
  Dividends                                           1,726
-----------------------------------------------------------
  Deferred compensation plan                         47,300
-----------------------------------------------------------
  Collateral upon return of securities
    loaned                                       46,579,211
-----------------------------------------------------------
Accrued distribution fees                           197,883
-----------------------------------------------------------
Accrued transfer agent fees                          80,018
-----------------------------------------------------------
Accrued operating expenses                           73,612
===========================================================
    Total liabilities                            59,713,708
===========================================================
Net assets applicable to shares outstanding    $200,244,342
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $132,661,372
___________________________________________________________
===========================================================
Class B                                        $ 59,271,437
___________________________________________________________
===========================================================
Class C                                        $  8,311,533
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          10,191,789
___________________________________________________________
===========================================================
Class B                                           4,564,065
___________________________________________________________
===========================================================
Class C                                             640,247
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      13.02
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $13.02 divided
      by 94.50%)                               $      13.78
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      12.99
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      12.98
___________________________________________________________
===========================================================

* At June 30, 2002, securities with an aggregate market value of $46,702,195 were on loan to brokers.

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax
  of $66,800)                                  $  4,069,764
-----------------------------------------------------------
Dividends from affiliated money market
  funds                                             129,310
-----------------------------------------------------------
Interest                                            569,920
-----------------------------------------------------------
Security lending income                             103,410
===========================================================
    Total investment income                       4,872,404
===========================================================

EXPENSES:

Advisory fees                                       711,198
-----------------------------------------------------------
Administrative services fees                         24,795
-----------------------------------------------------------
Custodian fees                                       38,612
-----------------------------------------------------------
Distribution fees -- Class A                        195,293
-----------------------------------------------------------
Distribution fees -- Class B                        390,996
-----------------------------------------------------------
Distribution fees -- Class C                         51,872
-----------------------------------------------------------
Transfer agent fees                                 347,627
-----------------------------------------------------------
Trustees' fees                                        5,159
-----------------------------------------------------------
Other                                                87,443
===========================================================
    Total expenses                                1,852,995
===========================================================
Less: Fees waived                                    (1,856)
-----------------------------------------------------------
    Expenses paid indirectly                         (3,878)
===========================================================
    Net expenses                                  1,847,261
===========================================================
Net investment income                             3,025,143
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (5,188,744)
-----------------------------------------------------------
  Foreign currencies                                 72,396
-----------------------------------------------------------
  Option contracts written                          136,302
===========================================================
                                                 (4,980,046)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                         (38,146,599)
-----------------------------------------------------------
  Foreign currencies                                 11,556
===========================================================
                                                (38,135,043)
===========================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts       (43,115,089)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                    $(40,089,946)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2002            2001
                                                              ------------    -------------
OPERATIONS:

  Net investment income                                       $  3,025,143    $   4,578,201
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and options contracts                    (4,980,046)     (26,958,931)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               (38,135,043)    (100,097,424)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (40,089,946)    (122,478,154)
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (1,938,960)      (3,297,866)
-------------------------------------------------------------------------------------------
  Class B                                                         (626,332)        (987,904)
-------------------------------------------------------------------------------------------
  Class C                                                          (84,842)        (115,036)
-------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                               --       (1,890,557)
-------------------------------------------------------------------------------------------
  Class B                                                               --       (1,101,351)
-------------------------------------------------------------------------------------------
  Class C                                                               --         (130,115)
-------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      (11,265,723)     (18,046,172)
-------------------------------------------------------------------------------------------
  Class B                                                      (21,868,762)     (19,327,801)
-------------------------------------------------------------------------------------------
  Class C                                                       (1,606,657)        (646,339)
===========================================================================================
    Net increase (decrease) in net assets                      (77,481,222)    (168,021,295)
-------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          277,725,564      445,746,859
===========================================================================================
  End of period                                               $200,244,342    $ 277,725,564
___________________________________________________________________________________________
===========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $261,044,317    $ 295,785,459
-------------------------------------------------------------------------------------------
  Undistributed net investment income                              491,912          116,903
-------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and options contracts       (31,855,759)     (26,875,713)
-------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                          (29,436,128)       8,698,915
===========================================================================================
                                                              $200,244,342    $ 277,725,564
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

GLOBAL UTILITIES FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Utilities Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high total return.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund has a capital loss carryforward of $16,817,392 as of December 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2009.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.60% on the first $200 million of the Fund's average daily net assets, plus 0.50% on the next $300 million of the Fund's average daily net assets, plus 0.40% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended June 30, 2002, AIM waived fees of $1,856.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2002, AIM was paid $24,795 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2002, AFS was paid $193,748 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2002, the Class A, Class B and Class C shares paid AIM Distributors $195,293, $390,996 and $51,872, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $16,390 from sales of the Class A shares of the Fund during the six months ended June 30, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2002, AIM Distributors retained $501, $977 and $2,518 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended June 30, 2002, the Fund paid legal fees of $1,510 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,708 and reductions in custodian fees of $2,170 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $3,878.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At June 30, 2002, securities with an aggregate value of $46,702,195 were on loan to brokers. The loans were secured by cash collateral of $46,579,211 received by the Fund and subsequently invested in affiliated money market funds as follows: $23,289,606 in STIC Liquid Assets Portfolio and $23,289,605 in STIC Prime Portfolio. For the six months ended June 30, 2002, the Fund received fees of $103,410 for securities lending.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                       2001          2000
                                    ----------    -----------
Distributions paid from:
Ordinary income                     $4,851,946    $29,323,123
-------------------------------------------------------------
Long-term capital gain               2,670,883     22,061,146
=============================================================
                                    $7,522,829    $51,384,269
_____________________________________________________________
=============================================================


  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                  $    250,637
-----------------------------------------------------------
Capital loss carryforward                       (16,817,392)
-----------------------------------------------------------
Unrealized appreciation (depreciation)           (1,493,140)
===========================================================
                                               $(18,059,895)
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, and other deferrals.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2002 was $71,683,239 and $94,287,743, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 23,629,066
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (53,077,608)
-----------------------------------------------------------
Net unrealized appreciation (depreciation)
  of investment securities                     $(29,448,542)
___________________________________________________________
===========================================================

Investments have the same cost for tax and financial statement purposes.

NOTE 9--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2002 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ----------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
                                    ---------    ---------
Beginning of period                      --      $      --
----------------------------------------------------------
Written                               3,320        208,435
----------------------------------------------------------
Exercised                            (1,605)       (72,133)
----------------------------------------------------------
Expired                              (1,715)      (136,302)
==========================================================
End of period                            --      $      --
__________________________________________________________
==========================================================

GLOBAL UTILITIES FUND


NOTE 10--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2002 and the year ended December 31, 2001 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2002               DECEMBER 31, 2001
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Class A                                                      1,132,485    $ 16,954,535     1,794,576    $ 34,716,035
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        233,639       3,512,283       859,987      17,105,311
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        517,439       7,994,292       226,533       4,463,280
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        122,531       1,739,947       283,142       4,686,155
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         39,190         555,184       111,990       1,793,582
----------------------------------------------------------------------------------------------------------------------
  Class C                                                          5,314          75,229        12,912         207,366
======================================================================================================================
Reacquired:
  Class A                                                     (2,023,693)    (29,960,205)   (3,018,253)    (57,448,362)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,774,246)    (25,936,229)   (2,091,008)    (38,226,694)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (631,468)     (9,676,178)     (282,906)     (5,316,985)
======================================================================================================================
                                                              (2,378,809)   $(34,741,142)   (2,103,027)   $(38,020,312)
______________________________________________________________________________________________________________________
======================================================================================================================


NOTE 11--SIGNIFICANT EVENT

The Board of Trustees unanimously approved, on May 15, 2002, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM Global Infrastructure Fund ("Global Infrastructure Fund"), a series of AIM Investment Funds ("AIF"), would transfer substantially all of its assets to the Fund. As a result of the transaction, shareholders of Global Infrastructure Fund would receive shares of the Fund in exchange for their shares of Global Infrastructure Fund, and Global Infrastructure Fund would cease operations.

The Plan requires approval of Global Infrastructure Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in September 2002. If the Plan is approved by shareholders of Global Infrastructure Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                               CLASS A
                                    ---------------------------------------------------------------------------------------------
                                    SIX MONTHS                                 YEAR ENDED DECEMBER 31,
                                      ENDED          ----------------------------------------------------------------------------
                                    JUNE 30, 2002      2001               2000               1999           1998           1997
                                    -------------    -----------      -----------------    -----------    -----------    --------
Net asset value, beginning of
  period                              $  15.64        $  22.45            $  26.08          $  21.01       $  19.26      $  16.01
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                   0.20(a)         0.29(a)(b)          0.33(a)           0.38(a)        0.48          0.47
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                      (2.63)          (6.63)              (1.00)             6.60           2.53          3.26
=================================================================================================================================
    Total from investment
      operations                         (2.43)          (6.34)              (0.67)             6.98           3.01          3.73
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                               (0.19)          (0.29)              (0.28)            (0.35)         (0.46)        (0.47)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net
    realized gains                          --           (0.18)              (2.68)            (1.56)         (0.80)        (0.01)
=================================================================================================================================
    Total distributions                  (0.19)          (0.47)              (2.96)            (1.91)         (1.26)        (0.48)
=================================================================================================================================
Net asset value, end of period        $  13.02        $  15.64            $  22.45          $  26.08       $  21.01      $  19.26
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                         (15.66)%        (28.33)%             (2.54)%           34.15%         16.01%        23.70%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $132,661        $171,432            $267,200          $238,432       $196,665      $179,456
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                  1.24%(d)        1.12%               1.03%             1.10%          1.06%         1.13%
=================================================================================================================================
Ratio of net investment income
  to average net assets                   2.74%(d)        1.53%(b)            1.23%             1.69%          2.39%         2.79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                     31%             19%                 52%               37%            38%           26%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.30 and the ratio of net investment income to average net assets would have been 1.57%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $157,528,923.


                                                                                 CLASS B
                                         ----------------------------------------------------------------------------------------
                                         SIX MONTHS                               YEAR ENDED DECEMBER 31,
                                         ENDED JUNE       -----------------------------------------------------------------------
                                          30, 2002           2001             2000            1999           1998          1997
                                         -------------    -------------    -------------    -----------    -----------    -------
Net asset value, beginning of period        $ 15.60          $ 22.38         $  26.03        $  20.98       $  19.24      $ 16.01
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.15(a)          0.15(a)(b)       0.13(a)         0.21(a)        0.33         0.34
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)            (2.63)           (6.60)           (1.01)           6.59           2.53         3.25
=================================================================================================================================
    Total from investment operations          (2.48)           (6.45)           (0.88)           6.80           2.86         3.59
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                                    (0.13)           (0.15)           (0.09)          (0.19)         (0.32)       (0.35)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                        --            (0.18)           (2.68)          (1.56)         (0.80)       (0.01)
=================================================================================================================================
    Total distributions                       (0.13)           (0.33)           (2.77)          (1.75)         (1.12)       (0.36)
=================================================================================================================================
Net asset value, end of period              $ 12.99          $ 15.60         $  22.38        $  26.03       $  20.98      $ 19.24
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                              (15.99)%         (28.87)%          (3.28)%         33.16%         15.14%       22.74%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                  $59,271          $94,615         $160,820        $142,632       $111,866      $94,227
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                       1.99%(d)         1.88%            1.80%           1.84%          1.81%        1.91%
=================================================================================================================================
Ratio of net investment income to
  average net assets                           1.99%(d)         0.78%(b)         0.46%           0.95%          1.64%        2.01%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                          31%              19%              52%             37%            38%          26%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been the same and the ratio of net investment income to average net assets would have been 0.81%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $78,847,348.


                                                                            CLASS C
                              ---------------------------------------------------------------------------------------------------
                                                                                                                AUGUST 4, 1997
                              SIX MONTHS                          YEAR ENDED DECEMBER 31,                       (DATE SALES
                                ENDED          -------------------------------------------------------------    COMMENCED) TO
                              JUNE 30, 2002       2001             2000            1999            1998         DECEMBER 31, 1997
                              -------------    -------------    -------------    ------------    -----------    -----------------
Net asset value, beginning
  of period                      $ 15.59          $ 22.37          $ 26.02          $20.97         $19.24            $ 17.67
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income             0.15(a)          0.15(a)(b)       0.13(a)         0.21(a)        0.33               0.13
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both
    realized and
    unrealized)                    (2.63)           (6.60)           (1.01)           6.59           2.52               1.58
=================================================================================================================================
    Total from investment
      operations                   (2.48)           (6.45)           (0.88)           6.80           2.85               1.71
=================================================================================================================================
Less distributions:
  Dividends from net
    investment income              (0.13)           (0.15)           (0.09)          (0.19)         (0.32)             (0.13)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net
    realized gains                    --            (0.18)           (2.68)          (1.56)         (0.80)             (0.01)
=================================================================================================================================
    Total distributions            (0.13)           (0.33)           (2.77)          (1.75)         (1.12)             (0.14)
=================================================================================================================================
Net asset value, end of
  period                         $ 12.98          $ 15.59          $ 22.37          $26.02         $20.97            $ 19.24
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                   (16.00)%         (28.88)%          (3.28)%         33.18%         15.09%              9.74%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $ 8,312          $11,679          $17,727          $6,702         $2,994            $ 1,183
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to
  average net assets                1.99%(d)         1.88%            1.80%           1.84%          1.81%              1.90%(e)
=================================================================================================================================
Ratio of net investment
  income to average net
  assets                            1.99%(d)         0.78%(b)         0.46%           0.95%          1.64%              2.02%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate               31%              19%              52%             37%            38%                26%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been the same and the ratio of net investment income to average net assets would have been 0.81%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $10,460,441.
(e)  Annualized.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


                                                              MARKET
                                                SHARES         VALUE
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-92.67%

AUSTRALIA-4.08%

Billabong International Ltd. (Movies &
  Entertainment)                                  20,500    $   103,513
-----------------------------------------------------------------------
CSL Ltd. (Pharmaceuticals)(a)                      4,400         79,794
-----------------------------------------------------------------------
Foodland Associated Ltd. (Food Retail)            11,000        117,162
-----------------------------------------------------------------------
Foodland Associated Ltd. (Food Retail)(b)         11,000        114,434
-----------------------------------------------------------------------
Foodland Associated Ltd.-Rts., expiring
  07/18/02 (Food Retail)(b)(c)                     1,100            186
-----------------------------------------------------------------------
James Hardie Industries N.V. (Construction
  Materials)(b)                                   40,000        146,523
-----------------------------------------------------------------------
Ramsay Health Care Ltd. (Health Care
  Facilities)                                     32,400         76,688
-----------------------------------------------------------------------
Smorgon Steel Group Ltd. (Steel)(a)(b)           265,000        171,742
-----------------------------------------------------------------------
Toll Holdings Ltd. (Trucking)                      6,600        117,906
=======================================================================
                                                                927,948
=======================================================================

BELGIUM-0.87%

Omega Pharma S.A. (Health Care Supplies)           4,400        197,734
=======================================================================

CANADA-22.89%

A.L.I. Technologies Inc. (Health Care
  Equipment)(b)                                   13,400        382,781
-----------------------------------------------------------------------
AKITA Drilling Ltd.-Class A (Oil & Gas
  Drilling)                                       19,600        219,716
-----------------------------------------------------------------------
Alimentation Couche-Tard Inc.-Class B (Food
  Retail)(b)                                      11,200        227,471
-----------------------------------------------------------------------
BMTC Group, Inc.-Class A (Specialty Stores)       10,000         92,318
-----------------------------------------------------------------------
BW Technologies Ltd. (Electronic Equipment &
  Instruments)(b)                                 20,100        275,687
-----------------------------------------------------------------------
CCL Industries Inc.-Class B (Metal & Glass
  Containers)                                     16,700        221,345
-----------------------------------------------------------------------
Cinram International Inc. (Computer Storage &
  Peripherals)                                    44,700        305,074
-----------------------------------------------------------------------
CoolBrands International, Inc.
  (Restaurants)(b)                                44,200        208,394
-----------------------------------------------------------------------
Emco Ltd. (Building Products)(b)                  23,100        193,300
-----------------------------------------------------------------------
Forzani Group Ltd. (The)-Class A (Specialty
  Stores)(b)                                      25,500        393,472
-----------------------------------------------------------------------
Gennum Corp. (Electronics Equipment &
  Instruments)(b)                                 24,000        230,267
-----------------------------------------------------------------------
Home Capital Group Inc.-Class B (Banks)           24,200        240,165
-----------------------------------------------------------------------
Husky Injection Molding Systems Ltd.
  (Industrial Machinery)(b)                       24,000        111,414
-----------------------------------------------------------------------
La Senza Corp. (Apparel Retail)                   32,300        330,135
-----------------------------------------------------------------------
Mega Bloks Inc. (Leisure Products) (Acquired
  05/02/02; Cost $59,464)(b)(d)                    6,400         82,928
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES         VALUE

CANADA-(CONTINUED)

Reitmans (Canada) Ltd.-Class A (Apparel
  Retail)                                         15,300    $   403,561
-----------------------------------------------------------------------
Richelieu Hardware Ltd. (Distributors)(b)         29,500        317,079
-----------------------------------------------------------------------
Ritchie Bros. Auctioneers Inc. (Diversified
  Commercial Services)(b)                          7,000        218,470
-----------------------------------------------------------------------
SEAMARK Asset Management Ltd. (Diversified
  Financial Services)(a)                          15,200        207,979
-----------------------------------------------------------------------
Transat A.T. Inc. (Airlines)(b)                   20,600        103,509
-----------------------------------------------------------------------
Vincor International Inc. (Brewers)(a)(b)          8,400        145,401
-----------------------------------------------------------------------
WestJet Airlines Ltd. (Airlines)(a)(b)             7,650        104,674
-----------------------------------------------------------------------
Wittke Inc. (Construction, Farm Machinery &
  Heavy Trucks)(b)                                25,900        185,305
=======================================================================
                                                              5,200,445
=======================================================================

CHINA-2.42%

Anhui Conch Cement Co. Ltd. (Construction
  Materials)                                     530,000        171,572
-----------------------------------------------------------------------
People's Food Holdings Ltd. (Packaged Foods &
  Meats)                                         245,000        174,658
-----------------------------------------------------------------------
Travelsky Technology Ltd.-Class H
  (Diversified Commercial Services)(a)            40,000         27,436
-----------------------------------------------------------------------
United Food Holdings Ltd. (Packaged Foods &
  Meats)                                         453,000        175,567
=======================================================================
                                                                549,233
=======================================================================

DENMARK-1.20%

Topdanmark A.S. (Multi-Line Insurance)(b)          8,700        272,887
=======================================================================

FINLAND-1.11%

Instrumentarium Corp. (Health Care Equipment)      3,900         98,743
-----------------------------------------------------------------------
Vacon Oyj (Electrical Components &
  Equipment)(a)                                   14,500        153,746
=======================================================================
                                                                252,489
=======================================================================

FRANCE-8.23%

AES Laboratoire Groupe (Health Care
  Equipment)                                       1,560        194,781
-----------------------------------------------------------------------
Altedia (Employment Services)                      7,200        213,332
-----------------------------------------------------------------------
Buffalo Grill S.A. (Restaurants)                  19,800        317,072
-----------------------------------------------------------------------
Ioltech (Health Care Equipment)(b)                 1,800        231,704
-----------------------------------------------------------------------
MEDIDEP S.A. (Health Care Facilities)(b)          14,040        346,432
-----------------------------------------------------------------------
Silicon-On-Insulator Technologies (SOITEC)
  (Electronic Equipment & Instruments)(b)         17,955        174,367
-----------------------------------------------------------------------
Societe Virbac S.A. (Pharmaceuticals)                800        117,883
-----------------------------------------------------------------------
SR Teleperformance (Advertising)                   2,600         62,608
-----------------------------------------------------------------------


                                                              MARKET
                                                SHARES         VALUE
FRANCE-(CONTINUED)

Wavecom S.A. (Telecommunications
  Equipment)(b)                                    5,200    $   211,013
=======================================================================
                                                              1,869,192
=======================================================================

GERMANY-2.44%

Puma A.G. Rudolf Dassler Sport (Footwear)          5,830        423,703
-----------------------------------------------------------------------
Suess MicroTec A.G. (Semiconductor
  Equipment)(b)                                    6,500        130,756
=======================================================================
                                                                554,459
=======================================================================

HONG KONG-5.55%

Clear Media Ltd. (Advertising)(a)(b)             225,000        152,886
-----------------------------------------------------------------------
Convenience Retail Asia Ltd. (Food
  Retail)(a)(b)                                  210,000         78,077
-----------------------------------------------------------------------
Euro-Asia Agricultural (Holdings) Co. Ltd.
  (Agricultural Products)                        568,000        171,129
-----------------------------------------------------------------------
Global Bio-chem Technology Group Co. Ltd.
  (Biotechnology)                                283,200        106,201
-----------------------------------------------------------------------
Techtronic Industries Co. Ltd. (Household
  Appliances)(a)                                 186,000        158,578
-----------------------------------------------------------------------
Texwinca Holdings Ltd. (Textiles)                308,000        260,617
-----------------------------------------------------------------------
Tingyi (Cayman Islands) Holding Corp.
  (Packaged Foods & Meats)                       548,000        166,860
-----------------------------------------------------------------------
Wah Sang Gas Holdings Ltd. (Gas Utilities)(b)  1,040,000        166,668
=======================================================================
                                                              1,261,016
=======================================================================

INDIA-1.07%

Dr. Reddy's Laboratories Ltd.-ADR
  (Pharmaceuticals)                                5,600        108,640
-----------------------------------------------------------------------
HDFC Bank Ltd.-ADR (Banks)                         7,100         91,590
-----------------------------------------------------------------------
Satyam Computer Services Ltd.-ADR (IT
  Consulting & Services)                           4,200         43,974
=======================================================================
                                                                244,204
=======================================================================

IRELAND-5.99%

Anglo Irish Bank Corp. PLC (Banks)                83,100        543,496
-----------------------------------------------------------------------
First Active PLC (Consumer Finance)(b)            21,000        100,928
-----------------------------------------------------------------------
Grafton Group PLC-Units (Trading Companies &
  Distributors)(e)                                63,200        273,058
-----------------------------------------------------------------------
ICON PLC-ADR (Health Care Distributors &
  Services)(b)                                     2,500         71,250
-----------------------------------------------------------------------
Jurys Doyle Hotel Group PLC (Hotels, Resorts
  & Cruise Lines)                                 27,000        272,908
-----------------------------------------------------------------------
Paddy Power PLC (Casinos & Gambling)              19,000         99,789
=======================================================================
                                                              1,361,429
=======================================================================

ISRAEL-1.57%

ECtel Ltd. (Telecommunications Equipment)(b)      15,800        183,280
-----------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd.
  (Pharmaceuticals)(b)                             4,620        113,282
-----------------------------------------------------------------------
TTI Team Telecom International Ltd.
  (Application Software)(b)                        3,800         60,838
=======================================================================
                                                                357,400
=======================================================================

                                                              MARKET
                                                SHARES         VALUE


ITALY-5.10%

Davide Campari-Milano S.p.A. (Brewers)(b)          4,100    $   136,107
-----------------------------------------------------------------------
Merloni Elettrodomestici S.p.A. (Household
  Appliances)                                     47,000        515,581
-----------------------------------------------------------------------
Permasteelisa S.p.A. (Construction &
  Engineering)                                    14,500        279,473
-----------------------------------------------------------------------
Saeco International Group S.p.A. (Consumer
  Electronics)(b)                                 73,200        227,043
=======================================================================
                                                              1,158,204
=======================================================================

JAPAN-0.62%

Bellsystem24, Inc. (Diversified Commercial
  Services)                                          400        140,413
=======================================================================

NETHERLANDS-2.50%

ASM International N.V. (Semiconductor
  Equipment)(b)                                   11,600        205,876
-----------------------------------------------------------------------
Heijmans N.V.-Dutch Ctfs. (Construction &
  Engineering)                                     6,200        144,074
-----------------------------------------------------------------------
Sligro Beheer N.V. (Food Distributors)             2,600        110,144
-----------------------------------------------------------------------
Volker Wessels Stevin N.V.-Dutch Ctfs.
  (Construction & Engineering)(b)                  4,000        109,044
=======================================================================
                                                                569,138
=======================================================================

NORWAY-3.25%

Aktiv Kapital A.S.A. (Diversified Financial
  Services)                                       30,500        199,187
-----------------------------------------------------------------------
Ekornes A.S.A. (Home Furnishings)                 22,900        288,425
-----------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A. (Oil & Gas
  Equipment & Services)(b)                        16,300        252,006
=======================================================================
                                                                739,618
=======================================================================

SINGAPORE-2.03%

Datacraft Asia Ltd. (Networking Equipment)(b)     48,000         57,600
-----------------------------------------------------------------------
First Engineering Ltd. (Computer Hardware)       330,000        123,228
-----------------------------------------------------------------------
Informatics Holdings Ltd. (Diversified
  Commercial Services)                           158,000        138,561
-----------------------------------------------------------------------
SembCorp Logistics Ltd. (Marine Ports &
  Services)                                      113,000        141,294
=======================================================================
                                                                460,683
=======================================================================

SOUTH KOREA-3.67%

Cheil Communications Inc. (Advertising)            1,410        147,681
-----------------------------------------------------------------------
Cheil Jedang Corp. (Packaged Foods & Meats)        3,300        134,825
-----------------------------------------------------------------------
CJ39 Shopping Corp. (Internet Retail)(b)           1,000         68,495
-----------------------------------------------------------------------
Hyundai Department Store Co., Ltd.
  (Department Stores)                              5,330        162,603
-----------------------------------------------------------------------
Kook Soon Dang Brewery Co., Ltd. (Brewers)         5,700        205,162
-----------------------------------------------------------------------
LG Home Shopping Inc. (Catalog Retail)             1,040        114,115
=======================================================================
                                                                832,881
=======================================================================

SPAIN-0.62%

Enagas (Gas Utilities)(a)(b)                      22,300        140,986
=======================================================================


                                                              MARKET
                                                SHARES         VALUE

SWEDEN-4.75%

Elekta A.B.-Class B (Health Care
  Equipment)(b)                                   27,000    $   303,470
-----------------------------------------------------------------------
Intrum Justitia A.B. (Diversified Financial
  Services)(a)(b)                                 49,000        283,392
-----------------------------------------------------------------------
Perbio Science A.B. (Pharmaceuticals)(b)          13,800        256,002
-----------------------------------------------------------------------
Swedish Match A.B. (Tobacco)                      28,400        235,530
=======================================================================
                                                              1,078,394
=======================================================================

SWITZERLAND-1.50%

Micronas Semiconductor Holding A.G.
  (Semiconductors)(b)                              7,900        249,990
-----------------------------------------------------------------------
Nobel Biocare Holding A.G. (Heath Care
  Equipment)(b)                                    1,360         90,528
=======================================================================
                                                                340,518
=======================================================================

TAIWAN-1.15%

Nien Made Enterprise Co., Ltd. (Consumer
  Electronics)(b)                                 79,380        131,864
-----------------------------------------------------------------------
Realtek Semiconductor Corp.
  (Semiconductors)(b)                             36,000        128,764
=======================================================================
                                                                260,628
=======================================================================

THAILAND-0.26%

Delta Electronics PCL (Electronic Equipment &
  Instruments)(a)                                 91,000         59,169
=======================================================================

UNITED KINGDOM-9.80%

Biotrace International PLC (Health Care
  Equipment)                                      79,300        125,314
-----------------------------------------------------------------------
Cattles PLC (Consumer Finance)                    64,200        324,442
-----------------------------------------------------------------------
Chemring Group PLC (Aerospace & Defense)          37,700        176,088
-----------------------------------------------------------------------
GAME GROUP (THE) PLC (Computer & Electronics
  Retail)(a)                                      98,100        184,032
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES         VALUE

UNITED KINGDOM-(CONTINUED)

Games Workshop Group PLC (Leisure Products)       18,400    $   131,872
-----------------------------------------------------------------------
Geest PLC (Agricultural Products)                 14,400        122,831
-----------------------------------------------------------------------
HIT Entertainment PLC (Movies &
  Entertainment)                                  17,700         72,847
-----------------------------------------------------------------------
iSOFT Group PLC (Application Software)(a)         41,900        157,206
-----------------------------------------------------------------------
Majestic Wine PLC (Brewers)                       12,300         86,534
-----------------------------------------------------------------------
Man Group PLC (Diversified Financial
  Services)                                        6,300         99,373
-----------------------------------------------------------------------
PHS Group PLC (Diversified Commercial
  Services)                                       68,780        103,223
-----------------------------------------------------------------------
Taylor & Francis Group PLC (Publishing)           35,400        306,295
-----------------------------------------------------------------------
Torex PLC (IT Consulting & Services)              11,000        102,252
-----------------------------------------------------------------------
William Hill PLC (Diversified Financial
  Services)(a)(b)                                 25,300        102,673
-----------------------------------------------------------------------
Wood Group (John) PLC (Oil & Gas Equipment &
  Services)(a)(b)                                 41,200        132,629
=======================================================================
                                                              2,227,611
=======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $17,973,693)                           21,056,679
=======================================================================

MONEY MARKET FUNDS-9.26%

STIC Liquid Assets Portfolio(f)                1,052,187      1,052,187
-----------------------------------------------------------------------
STIC Prime Portfolio(f)                        1,052,187      1,052,187
=======================================================================
    Total Money Market Funds (Cost
      $2,104,374)                                             2,104,374
=======================================================================
TOTAL INVESTMENTS-101.93% (Cost $20,078,067)                 23,161,053
=======================================================================
OTHER ASSETS LESS LIABILITIES-(1.93%)                          (439,389)
=======================================================================
NET ASSETS-100.00%                                          $22,721,664
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Ctfs.  - Certificates
Rts.   - Rights

Notes to Schedule of Investments:

(a) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(b) Non-income producing security.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The market value of this security at 06/30/02 represented 0.36% of the Fund's net assets.
(e) Each unit represents one ordinary share and one ordinary C share.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $20,078,067)                                  $23,161,053
-----------------------------------------------------------
Foreign currencies, at value (cost $121,016)        124,557
-----------------------------------------------------------
Receivables for:
  Investments sold                                   39,722
-----------------------------------------------------------
  Fund shares sold                                   93,477
-----------------------------------------------------------
  Dividends                                          29,548
-----------------------------------------------------------
Investment for deferred compensation plan            10,296
-----------------------------------------------------------
Other assets                                         20,728
===========================================================
  Total assets                                   23,479,381
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             660,271
-----------------------------------------------------------
  Fund shares reacquired                             17,649
-----------------------------------------------------------
  Deferred compensation plan                         10,296
-----------------------------------------------------------
Accrued distribution fees                            19,447
-----------------------------------------------------------
Accrued transfer agent fees                           6,262
-----------------------------------------------------------
Accrued operating expenses                           43,792
===========================================================
    Total liabilities                               757,717
===========================================================
Net assets applicable to shares outstanding     $22,721,664
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $14,259,825
___________________________________________________________
===========================================================
Class B                                         $ 4,817,503
___________________________________________________________
===========================================================
Class C                                         $ 3,644,336
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           1,775,685
___________________________________________________________
===========================================================
Class B                                             604,007
___________________________________________________________
===========================================================
Class C                                             457,223
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $      8.03
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.03 divided by
      94.50%)                                   $      8.50
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $      7.98
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $      7.97
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $7,682)                                        $   89,179
-----------------------------------------------------------
Dividends from affiliated money market funds          7,922
-----------------------------------------------------------
Interest                                                 57
===========================================================
    Total investment income                          97,158
===========================================================

EXPENSES:

Advisory fees                                        66,871
-----------------------------------------------------------
Administrative services fees                         24,795
-----------------------------------------------------------
Custodian fees                                       27,301
-----------------------------------------------------------
Distribution fees -- Class A                         14,849
-----------------------------------------------------------
Distribution fees -- Class B                         13,183
-----------------------------------------------------------
Distribution fees -- Class C                         14,780
-----------------------------------------------------------
Transfer agent fees                                  22,649
-----------------------------------------------------------
Trustees' fees                                        4,537
-----------------------------------------------------------
Registration and filing fees                         15,526
-----------------------------------------------------------
Professional fees                                    13,735
-----------------------------------------------------------
Other                                                 7,341
===========================================================
    Total expenses                                  225,567
===========================================================
Less: Fees waived and expenses reimbursed           (68,118)
-----------------------------------------------------------
    Expenses paid indirectly                           (124)
===========================================================
    Net expenses                                    157,325
===========================================================
Net investment income (loss)                        (60,167)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                              (8,378)
-----------------------------------------------------------
  Foreign currencies                                 (3,435)
===========================================================
                                                    (11,813)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           1,716,266
-----------------------------------------------------------
  Foreign currencies                                   (184)
===========================================================
                                                  1,716,082
===========================================================
Net gain from investment securities and foreign
  currencies                                      1,704,269
===========================================================
Net increase in net assets resulting from
  operations                                     $1,644,102
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2002            2001
                                                              -----------    ------------

OPERATIONS:

  Net investment income (loss)                                $   (60,167)   $  (144,940)
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                            (11,813)    (3,426,468)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           1,716,082      2,127,186
=========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 1,644,102     (1,444,222)
=========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                              --        (23,732)
-----------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       8,068,536        479,977
-----------------------------------------------------------------------------------------
  Class B                                                       2,500,273        279,960
-----------------------------------------------------------------------------------------
  Class C                                                         703,019        247,353
=========================================================================================
    Net increase (decrease) in net assets                      12,915,930       (460,664)
=========================================================================================

NET ASSETS:

  Beginning of period                                           9,805,734     10,266,398
=========================================================================================
  End of period                                               $22,721,664    $ 9,805,734
_________________________________________________________________________________________
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $23,669,295    $12,397,467
-----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (69,243)        (9,076)
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (3,962,351)    (3,950,538)
-----------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                          3,083,963      1,367,881
=========================================================================================
                                                              $22,721,664    $ 9,805,734
_________________________________________________________________________________________
=========================================================================================

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Emerging Growth Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund's capital loss carryforward of $3,760,460 as of December 31, 2001 expires as follows:

   CAPITAL LOSS
   CARRYFORWARD     EXPIRATION
   ------------     ----------
    $ 161,713    December 31, 2008
   -------------------------------
     3,598,747   December 31, 2009
   ===============================
    $3,760,460
   _______________________________
   ===============================


E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the Fund's average daily net assets. AIM has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A shares to 2.00% (e.g., if AIM waives 0.97% of Class A expenses, AIM will also waive 0.97% of Class B and Class C expenses). Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended June 30, 2002, AIM waived fees of $66,871 and reimbursed expenses of $1,247.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2002, AIM was paid $24,795 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2002, AFS retained $13,555 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2002, the Class A, Class B and Class C shares paid AIM Distributors $14,849, $13,183 and $14,780, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $2,218 from sales of the Class A shares of the Fund during the six months ended June 30, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2002, AIM Distributors retained $124, $0 and $73 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended June 30, 2002, the Fund paid legal fees of $1,298 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $95 and reductions in custodian fees of $29 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $124.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                           2001      2000
                                          -------    -----
Distributions paid from ordinary income   $23,732    $  --
__________________________________________________________
==========================================================


  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward                       $(3,760,460)
-----------------------------------------------------------
Unrealized appreciation                           1,168,727
===========================================================
                                                $(2,591,733)
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, and other deferrals.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2002 was $15,979,749 and $5,835,173, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2002 is as follows:

Aggregate unrealized appreciation of investment
  securities                                     $3,656,756
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (580,264)
-----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                     $3,076,492
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $20,084,561

NOTE 8--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2002 and the year ended December 31, 2001 were as follows:

                                                                  SIX MONTHS ENDED              YEAR ENDED
                                                                   JUNE 30, 2002             DECEMBER 31, 2001
                                                              ------------------------    -----------------------
                                                               SHARES        AMOUNT        SHARES       AMOUNT
                                                              ---------    -----------    --------    -----------
Sold:
  Class A                                                     1,999,687    $15,413,724     993,758    $ 7,031,221
-----------------------------------------------------------------------------------------------------------------
  Class B                                                       363,940      2,842,603     109,838        803,969
-----------------------------------------------------------------------------------------------------------------
  Class C                                                       217,988      1,650,984     515,389      3,642,409
=================================================================================================================
Issued as reinvestment of dividends: .
  Class A                                                            --             --       3,265         22,694
=================================================================================================================
Reacquired:
  Class A                                                      (956,802)    (7,345,188)   (970,367)    (6,573,938)
-----------------------------------------------------------------------------------------------------------------
  Class B                                                       (45,065)      (342,330)    (75,401)      (524,009)
-----------------------------------------------------------------------------------------------------------------
  Class C                                                      (126,927)      (947,965)   (482,373)    (3,395,056)
=================================================================================================================
                                                              1,452,821    $11,271,828      94,109    $ 1,007,290
_________________________________________________________________________________________________________________
=================================================================================================================


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                 CLASS A
                                                              ----------------------------------------------
                                                                                            AUGUST 31, 2000
                                                              SIX MONTHS                    (DATE OPERATIONS
                                                                ENDED        YEAR ENDED      COMMENCED) TO
                                                               JUNE 30,      DECEMBER 31,      DECEMBER 31,
                                                                 2002           2001              2000
                                                              ----------    ------------    ----------------
Net asset value, beginning of period                           $  7.10        $  7.97           $ 10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)(a)      (0.08)(a)         (0.03)(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.95          (0.76)            (2.00)
============================================================================================================
    Total from investment operations                              0.93          (0.84)            (2.03)
============================================================================================================
Less dividends from net investment income                           --          (0.03)               --
============================================================================================================
Net asset value, end of period                                 $  8.03        $  7.10           $  7.97
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                  13.10%        (10.48)%          (20.30)%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $14,260        $ 5,202           $ 5,625
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers and expense reimbursements                     2.00%(c)       2.02%             2.11%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                  2.97%(c)       4.55%             6.83%(d)
============================================================================================================
Ratio of net investment income (loss) to average net assets      (0.62)%(c)     (1.12)%           (1.09)%(d)
============================================================================================================
Ratio of interest expense to average net assets                     --           0.02%               --
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                                             43%           145%               30%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $8,555,748.
(d)  Annualized.


                                                                                 CLASS B
                                                              ----------------------------------------------
                                                                                            AUGUST 31, 2000
                                                              SIX MONTHS                    (DATE OPERATIONS
                                                                ENDED        YEAR ENDED      COMMENCED) TO
                                                               JUNE 30,     DECEMBER 31,       DECEMBER 31,
                                                                 2002           2001              2000
                                                              ----------    ------------    ----------------
Net asset value, beginning of period                            $ 7.07        $  7.95           $ 10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.05)(a)      (0.13)(a)         (0.05)(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.96          (0.75)            (2.00)
============================================================================================================
    Total from investment operations                              0.91          (0.88)            (2.05)
============================================================================================================
Net asset value, end of period                                  $ 7.98        $  7.07           $  7.95
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                  12.87%        (11.07)%          (20.50)%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $4,818        $ 2,016           $ 1,992
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers and expense reimbursements                     2.59%(c)       2.72%             2.81%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                  3.56%(c)       5.25%             7.53%(d)
============================================================================================================
Ratio of net investment income (loss) to average net assets      (1.21)%(c)     (1.83)%           (1.79)%(d)
============================================================================================================
Ratio of interest expense to average net assets                     --           0.02%               --
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                                             43%           145%               30%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,658,517.
(d)  Annualized.


                                                                                 CLASS C
                                                              ----------------------------------------------
                                                                                            AUGUST 31, 2000
                                                              SIX MONTHS                    (DATE OPERATIONS
                                                                ENDED       YEAR ENDED       COMMENCED) TO
                                                               JUNE 30,     DECEMBER 31,      DECEMBER 31,
                                                                 2002          2001               2000
                                                              ----------    ------------    ----------------
Net asset value, beginning of period                            $ 7.07        $  7.95           $ 10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.05)(a)      (0.13)(a)         (0.05)(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.95          (0.75)            (2.00)
============================================================================================================
    Total from investment operations                              0.90          (0.88)            (2.05)
============================================================================================================
Net asset value, end of period                                  $ 7.97        $  7.07           $  7.95
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                  12.73%        (11.07)%          (20.50)%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $3,644        $ 2,588           $ 2,649
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers and expense reimbursements                     2.59%(c)       2.72%             2.81%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                  3.56%(c)       5.25%             7.53%(d)
============================================================================================================
Ratio of net investment income (loss) to average net assets      (1.21)%(c)     (1.83)%           (1.79)%(d)
============================================================================================================
Ratio of interest expense to average net assets                     --           0.02%               --
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                                             43%           145%               30%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,980,436.
(d)  Annualized.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

                                                             MARKET
                                                SHARES        VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-95.42%

ADVERTISING-2.48%

Interpublic Group of Cos., Inc. (The)             72,620   $ 1,798,071
======================================================================

APPAREL RETAIL-6.61%

Abercrombie & Fitch Co.-Class A(a)                44,360     1,069,963
----------------------------------------------------------------------
AnnTaylor Stores Corp.(a)                         29,460       747,989
----------------------------------------------------------------------
Gap, Inc. (The)                                  100,850     1,432,070
----------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                    60,500     1,542,750
======================================================================
                                                             4,792,772
======================================================================

AUTO PARTS & EQUIPMENT-1.18%

Visteon Corp.                                     60,500       859,100
======================================================================

BANKS-7.27%

AmSouth Bancorp.                                  67,200     1,503,936
----------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                        60,500     2,174,975
----------------------------------------------------------------------
Zions Bancorp.                                    30,620     1,595,302
======================================================================
                                                             5,274,213
======================================================================

BUILDING PRODUCTS-2.71%

American Standard Cos. Inc.(a)                    26,150     1,963,865
======================================================================

CONSUMER FINANCE-2.16%

AmeriCredit Corp.(a)                              55,900     1,567,995
======================================================================

DATA PROCESSING SERVICES-4.20%

Ceridian Corp.(a)                                102,080     1,937,478
----------------------------------------------------------------------
DST Systems, Inc.(a)                              24,270     1,109,382
======================================================================
                                                             3,046,860
======================================================================

DIVERSIFIED FINANCIAL SERVICES-3.92%

Stilwell Financial, Inc.                          78,090     1,421,238
----------------------------------------------------------------------
Waddell & Reed Financial, Inc.-Class A            62,040     1,421,957
======================================================================
                                                             2,843,195
======================================================================

DIVERSIFIED METALS & MINING-1.35%

Arch Coal, Inc.                                   43,130       979,482
======================================================================

ELECTRIC UTILITIES-3.31%

PG&E Corp.(a)                                     67,200     1,202,208
----------------------------------------------------------------------
PPL Corp.                                         36,240     1,198,819
======================================================================
                                                             2,401,027
======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.67%

Rockwell Automation, Inc.                         60,500     1,208,790
======================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-4.77%

Amphenol Corp.-Class A(a)                         24,270       873,720
----------------------------------------------------------------------
Cognex Corp.(a)                                   45,540       913,077
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
ELECTRONIC EQUIPMENT & INSTRUMENTS-(CONTINUED)

Waters Corp.(a)                                   62,600   $ 1,671,420
======================================================================
                                                             3,458,217
======================================================================

EMPLOYMENT SERVICES-1.30%

Robert Half International Inc.(a)                 40,430       942,019
======================================================================

FOOD RETAIL-1.84%

Kroger Co. (The)(a)                               67,200     1,337,280
======================================================================

FOREST PRODUCTS-1.88%

Louisiana-Pacific Corp.(a)                       128,580     1,361,662
======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.97%

IMS Health Inc.                                   79,540     1,427,743
======================================================================

HEALTH CARE SUPPLIES-1.76%

Bausch & Lomb, Inc.                               37,790     1,279,192
======================================================================

HOTELS, RESORTS & CRUISE LINES-1.83%

Starwood Hotels & Resorts Worldwide, Inc.         40,430     1,329,743
======================================================================

HOUSEHOLD APPLIANCES-2.51%

Black & Decker Corp. (The)                        37,800     1,821,960
======================================================================

INDUSTRIAL CONGLOMERATES-2.23%

Textron, Inc.                                     34,540     1,619,926
======================================================================

INDUSTRIAL MACHINERY-2.69%

Kennametal Inc.                                   27,780     1,016,748
----------------------------------------------------------------------
SPX Corp.(a)                                       7,920       930,600
======================================================================
                                                             1,947,348
======================================================================

IT CONSULTING & SERVICES-1.85%

Acxiom Corp.(a)                                   76,650     1,340,609
======================================================================

LEISURE PRODUCTS-2.80%

Brunswick Corp.                                   72,520     2,030,560
======================================================================

LIFE & HEALTH INSURANCE-3.74%

Nationwide Financial Services, Inc.-Class A       36,240     1,431,480
----------------------------------------------------------------------
UnumProvident Corp.                               50,410     1,282,935
======================================================================
                                                             2,714,415
======================================================================

MANAGED HEALTH CARE-3.81%

Aetna Inc.                                        37,790     1,812,786
----------------------------------------------------------------------
Anthem, Inc.(a)                                   14,080       950,118
======================================================================
                                                             2,762,904
======================================================================

MULTI-LINE INSURANCE-1.44%

American Financial Group, Inc.                    43,630     1,042,757
======================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.85%

Reliant Resources, Inc.(a)                        70,800       619,500
======================================================================

MID CAP BASIC VALUE FUND

                                                             MARKET
                                                SHARES        VALUE

OIL & GAS DRILLING-4.09%

Nabors Industries, Ltd. (Bermuda)(a)              35,890   $ 1,261,534
----------------------------------------------------------------------
Pride International, Inc.(a)                     108,910     1,705,531
======================================================================
                                                             2,967,065
======================================================================

OIL & GAS EQUIPMENT & SERVICES-4.32%

Cooper Cameron Corp.(a)                           30,620     1,482,620
----------------------------------------------------------------------
Smith International, Inc.(a)                      24,180     1,648,834
======================================================================
                                                             3,131,454
======================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-1.18%

Premcor Inc.(a)                                   11,050       284,206
----------------------------------------------------------------------
Valero Energy Corp.                               15,320       573,274
======================================================================
                                                               857,480
======================================================================

PROPERTY & CASUALTY INSURANCE-3.92%

ACE Ltd. (Bermuda)                                46,920     1,482,672
----------------------------------------------------------------------
Radian Group Inc.                                 27,780     1,357,053
======================================================================
                                                             2,839,725
======================================================================

RESTAURANTS-1.96%

Outback Steakhouse, Inc.(a)                       40,430     1,419,093
======================================================================

SEMICONDUCTORS-2.84%

Integrated Device Technology, Inc.(a)             46,350   $   840,789
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE

SEMICONDUCTORS-(CONTINUED)

Lattice Semiconductor Corp.(a)                    54,930       480,088
----------------------------------------------------------------------
LSI Logic Corp.(a)                                84,100       735,875
======================================================================
                                                             2,056,752
======================================================================

SPECIALTY CHEMICALS-1.60%

Great Lakes Chemical Corp.                        43,730     1,158,408
======================================================================

SYSTEMS SOFTWARE-1.38%

Computer Associates International, Inc.           62,950     1,000,276
======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $75,095,051)                          69,201,458
======================================================================

MONEY MARKET FUNDS-3.95%

STIC Liquid Assets Portfolio(b)                1,433,216     1,433,216
----------------------------------------------------------------------
STIC Prime Portfolio(b)                        1,433,216     1,433,216
======================================================================
    Total Money Market Funds (Cost
      $2,866,432)                                            2,866,432
======================================================================
TOTAL INVESTMENTS-99.37% (Cost $77,961,483)                 72,067,890
======================================================================
OTHER ASSETS LESS LIABILITIES-0.63%                            459,228
======================================================================
NET ASSETS-100.00%                                         $72,527,118
______________________________________________________________________
======================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $77,961,483)                                  $72,067,890
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  792,496
-----------------------------------------------------------
  Dividends                                          66,640
-----------------------------------------------------------
Investment for deferred compensation plan             1,220
-----------------------------------------------------------
Other assets                                         54,376
===========================================================
    Total assets                                 72,982,622
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            359,135
-----------------------------------------------------------
  Deferred compensation plan                          1,220
-----------------------------------------------------------
Accrued distribution fees                            66,851
-----------------------------------------------------------
Accrued transfer agent fees                           7,880
-----------------------------------------------------------
Accrued operating expenses                           20,418
===========================================================
    Total liabilities                               455,504
===========================================================
Net assets applicable to shares outstanding     $72,527,118
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $44,532,369
___________________________________________________________
===========================================================
Class B                                         $20,792,723
___________________________________________________________
===========================================================
Class C                                         $ 7,202,026
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           4,625,779
___________________________________________________________
===========================================================
Class B                                           2,165,444
___________________________________________________________
===========================================================
Class C                                             750,593
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $      9.63
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.63 divided by
      94.50%)                                   $     10.19
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                       $      9.60
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                       $      9.60
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends                                       $   146,365
-----------------------------------------------------------
Dividends from affiliated money market funds         27,215
-----------------------------------------------------------
Interest                                              2,505
===========================================================
    Total investment income                         176,085
===========================================================

EXPENSES:

Advisory fees                                       142,082
-----------------------------------------------------------
Administrative services fees                         24,795
-----------------------------------------------------------
Custodian fees                                       21,858
-----------------------------------------------------------
Distribution fees -- Class A                         39,120
-----------------------------------------------------------
Distribution fees -- Class B                         46,845
-----------------------------------------------------------
Distribution fees -- Class C                         18,985
-----------------------------------------------------------
Professional fees                                    20,919
-----------------------------------------------------------
Printing fees                                        18,779
-----------------------------------------------------------
Transfer agent fees                                  34,156
-----------------------------------------------------------
Trustees' fees                                        4,575
-----------------------------------------------------------
Other                                                 7,925
===========================================================
    Total expenses                                  380,039
===========================================================
Less: Fees waived                                   (21,294)
-----------------------------------------------------------
    Expenses paid indirectly                           (273)
===========================================================
    Net expenses                                    358,472
===========================================================
Net investment income (loss)                       (182,387)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                       (700,937)
===========================================================
Change in net unrealized appreciation
  (depreciation) of investment securities        (5,892,579)
===========================================================
Net gain (loss) from investment securities       (6,593,516)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                     $(6,775,903)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE PERIOD ENDED DECEMBER 31, 2001 (DATE OPERATIONS COMMENCED)
(UNAUDITED)

                                                                                 DECEMBER 31,
                                                                                     2001
                                                                JUNE 30,       (DATE OPERATIONS
                                                                  2002            COMMENCED)
                                                              -------------    ----------------
OPERATIONS:

  Net investment income (loss)                                 $  (182,387)        $    (19)
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (700,937)              --
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       (5,892,579)          (1,014)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (6,775,903)          (1,033)
===============================================================================================
Share transactions-net:
  Class A                                                       48,222,000          400,000
-----------------------------------------------------------------------------------------------
  Class B                                                       22,463,422          300,000
-----------------------------------------------------------------------------------------------
  Class C                                                        7,618,632          300,000
===============================================================================================
    Net increase in net assets                                  71,528,151          998,967
===============================================================================================

NET ASSETS:

  Beginning of period                                              998,967               --
===============================================================================================
  End of period                                                $72,527,118         $998,967
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                $79,304,035         $999,981
-----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (182,387)              --
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                    (700,937)              --
-----------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                  (5,893,593)          (1,014)
===============================================================================================
                                                               $72,527,118         $998,967
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Basic Value Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital. The Fund commenced operations on December 31, 2001.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $1 billion of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets on the next $4 billion, plus 0.70% of the Fund's average daily nest assets in excess of $5 billion. Due to the Fund's small size, AIM has voluntarily agreed to waive a portion of its advisory fees. This waiver may be terminated at any time and AIM retains the ability to be reimbursed for such fees prior to the end of the fiscal year. AIM has also voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended June 30, 2002, AIM waived fees of $21,294.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2002, AIM was paid $24,795 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2002, AFS retained $19,374 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2002, the Class A, Class B and Class C shares paid AIM Distributors $39,120, $46,845 and $18,985, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $30,695 from sales of the Class A shares of the Fund during the six months ended June 30, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2002, AIM Distributors retained $0, $0, and $325 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended June 30, 2002, the Fund paid legal fees of $1,298 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2002, the Fund received reductions in transfer agent fees from AFS (an affiliate of AIM) of $222 and reductions in custodian fees of $51 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $273.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--TAX COMPONENTS OF CAPITAL

As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Unrealized appreciation (depreciation)             $(1,014)
__________________________________________________________
==========================================================

MID CAP BASIC VALUE FUND


NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during six months ended June 30, 2002 was $78,072,576 and $3,220,553, respectively.

The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2002 is as follows:

Aggregate unrealized appreciation of investment securities      $   849,927
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (6,743,520)
===========================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                    $(5,893,593)
___________________________________________________________________________
===========================================================================
Investments have the same costs for tax and financial statement purposes.


NOTE 8--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2002 and December 31, 2001 (date operations commenced) were as follows:

                                                                                            DECEMBER 31, 2001
                                                                  SIX MONTHS ENDED          (DATE OPERATIONS
                                                                   JUNE 30, 2002               COMMENCED)
                                                              ------------------------    ---------------------
                                                               SHARES        AMOUNT       SHARES       AMOUNT
                                                              ---------    -----------    -------    ----------
Sold:
  Class A                                                     4,864,974    $51,125,912     40,000    $  400,000
---------------------------------------------------------------------------------------------------------------
  Class B                                                     2,330,911     24,431,520     30,000       300,000
---------------------------------------------------------------------------------------------------------------
  Class C                                                       872,448      9,162,818     30,000       300,000
===============================================================================================================
Reacquired:
  Class A                                                      (279,195)    (2,903,912)        --            --
---------------------------------------------------------------------------------------------------------------
  Class B                                                      (195,467)    (1,968,098)        --            --
---------------------------------------------------------------------------------------------------------------
  Class C                                                      (151,855)    (1,544,186)        --            --
===============================================================================================================
                                                              7,441,816    $78,304,054    100,000    $1,000,000
_______________________________________________________________________________________________________________
===============================================================================================================


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                               CLASS A
                                                                -------------------------------------
                                                                                    DECEMBER 31, 2001
                                                                SIX MONTHS ENDED    (DATE OPERATIONS
                                                                JUNE 30, 2002        COMMENCED)
                                                                ----------------    -----------------
Net asset value, beginning of period                                $  9.99              $ 10.00
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.04)(a)             0.00
-----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                       (0.32)               (0.01)
=====================================================================================================
    Total from investment operations                                  (0.36)               (0.01)
=====================================================================================================
Net asset value, end of period                                      $  9.63              $  9.99
_____________________________________________________________________________________________________
=====================================================================================================
Total return(b)                                                       (3.60)%              (0.10)%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $44,532              $   400
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                     1.78%(c)             1.80%(d)
-----------------------------------------------------------------------------------------------------
  Without fee waivers                                                  1.90%(c)           199.49%(d)
=====================================================================================================
Ratio of net investment income (loss) to average net assets           (0.79)%(c)           (0.31)%(d)
_____________________________________________________________________________________________________
=====================================================================================================
Portfolio turnover rate                                                  10%                  --
_____________________________________________________________________________________________________
=====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $22,539,695.
(d)  Annualized.


                                                                               CLASS B
                                                                -------------------------------------
                                                                                    DECEMBER 31, 2001
                                                                SIX MONTHS ENDED    (DATE OPERATIONS
                                                                JUNE 30, 2002        COMMENCED)
                                                                ----------------    -----------------
Net asset value, beginning of period                                $  9.99              $ 10.00
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.07)(a)             0.00
-----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                       (0.32)               (0.01)
=====================================================================================================
    Total from investment operations                                  (0.39)               (0.01)
=====================================================================================================
Net asset value, end of period                                      $  9.60              $  9.99
_____________________________________________________________________________________________________
=====================================================================================================
Total return(b)                                                       (3.90)%              (0.10)%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $20,793              $   300
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                     2.43%(c)             2.45%(d)
-----------------------------------------------------------------------------------------------------
  Without fee waivers                                                  2.55%(c)           200.14%(d)
=====================================================================================================
Ratio of net investment income (loss) to average net assets           (1.44)%(c)           (0.96)%(d)
_____________________________________________________________________________________________________
=====================================================================================================
Portfolio turnover rate                                                  10%                  --
_____________________________________________________________________________________________________
=====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $9,446,654.
(d)  Annualized.


                                                                               CLASS C
                                                                -------------------------------------
                                                                                    DECEMBER 31, 2001
                                                                SIX MONTHS ENDED    (DATE OPERATIONS
                                                                JUNE 30, 2002        COMMENCED)
                                                                ----------------    -----------------
Net asset value, beginning of period                                 $ 9.99              $ 10.00
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.07)(a)             0.00
-----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                       (0.32)               (0.01)
=====================================================================================================
    Total from investment operations                                  (0.39)               (0.01)
=====================================================================================================
Net asset value, end of period                                       $ 9.60              $  9.99
_____________________________________________________________________________________________________
=====================================================================================================
Total return(b)                                                       (3.90)%              (0.10)%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $7,202              $   300
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                     2.43%(c)             2.45%(d)
-----------------------------------------------------------------------------------------------------
  Without fee waivers                                                  2.55%(c)           200.14%(d)
=====================================================================================================
Ratio of net investment income (loss) to average net assets           (1.44)%(c)           (0.96)%(d)
_____________________________________________________________________________________________________
=====================================================================================================
Portfolio turnover rate                                                  10%                  --
_____________________________________________________________________________________________________
=====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $3,828,446.
(d)  Annualized.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


                                                            MARKET
                                               SHARES        VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-96.57%

AEROSPACE & DEFENSE-6.69%

Alliant Techsystems Inc.(a)                    10,050     $   641,190
---------------------------------------------------------------------
Armor Holdings, Inc.(a)                        10,000         255,000
---------------------------------------------------------------------
Engineered Support Systems, Inc.               19,700       1,030,310
---------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)           16,400         885,600
---------------------------------------------------------------------
Rockwell Collins, Inc.                         10,000         274,200
=====================================================================
                                                            3,086,300
=====================================================================

APPLICATION SOFTWARE-12.53%

Activision, Inc.(a)                            37,400       1,086,844
---------------------------------------------------------------------
Cerner Corp.(a)                                13,600         650,488
---------------------------------------------------------------------
Documentum, Inc.(a)                            18,100         217,200
---------------------------------------------------------------------
Electronic Arts Inc.(a)                        16,000       1,056,800
---------------------------------------------------------------------
FileNet Corp.(a)                               20,800         301,600
---------------------------------------------------------------------
HPL Technologies, Inc.(a)                      42,800         644,568
---------------------------------------------------------------------
Intuit Inc.(a)                                  4,900         243,628
---------------------------------------------------------------------
JDA Software Group, Inc.(a)                    19,000         536,940
---------------------------------------------------------------------
Mercury Interactive Corp.(a)                   26,700         613,032
---------------------------------------------------------------------
Secure Computing Corp.(a)                      27,300         206,115
---------------------------------------------------------------------
Take-Two Interactive Software, Inc.(a)         11,100         228,549
=====================================================================
                                                            5,785,764
=====================================================================

AUTO PARTS & EQUIPMENT-0.55%

Gentex Corp.(a)                                 9,200         252,724
=====================================================================

BIOTECHNOLOGY-8.19%

Cephalon, Inc.(a)                               4,100         185,320
---------------------------------------------------------------------
Gilead Sciences, Inc.(a)                       31,900       1,048,872
---------------------------------------------------------------------
Harvard Bioscience, Inc.(a)                    62,800         351,052
---------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                  14,000         496,300
---------------------------------------------------------------------
Medarex, Inc.(a)                               14,800         109,816
---------------------------------------------------------------------
OraSure Technologies, Inc.(a)                  23,500         152,750
---------------------------------------------------------------------
PRAECIS Pharmaceutical Inc.(a)                 72,100         250,908
---------------------------------------------------------------------
SangStat Medical Corp.(a)                      37,200         854,856
---------------------------------------------------------------------
Trimeris, Inc.(a)                               7,500         332,925
=====================================================================
                                                            3,782,799
=====================================================================

COMPUTER & ELECTRONICS RETAIL-0.79%

CDW Computer Centers, Inc.(a)                   7,800         365,118
=====================================================================

COMPUTER HARDWARE-2.34%

Dell Computer Corp.(a)                         41,400       1,082,196
=====================================================================

COMPUTER STORAGE & PERIPHERALS-2.74%

Lexmark International, Inc.(a)                  2,100         114,240
---------------------------------------------------------------------

                                                            MARKET
                                               SHARES        VALUE

COMPUTER STORAGE & PERIPHERALS-(CONTINUED)

Overland Storage, Inc.(a)                      22,200     $   365,856
---------------------------------------------------------------------
Storage Technology Corp.(a)                    22,800         364,116
---------------------------------------------------------------------
Western Digital Corp.(a)                       129,000        419,250
=====================================================================
                                                            1,263,462
=====================================================================

DATA PROCESSING SERVICES-1.37%

Concord EFS, Inc.(a)                           14,500         437,030
---------------------------------------------------------------------
Fiserv, Inc.(a)                                 5,300         194,563
=====================================================================
                                                              631,593
=====================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-5.38%

FLIR Systems, Inc.(a)                           6,000         251,820
---------------------------------------------------------------------
Itron, Inc.(a)                                 31,900         836,737
---------------------------------------------------------------------
OSI Systems, Inc.(a)                           37,000         733,710
---------------------------------------------------------------------
Photon Dynamics, Inc.(a)                       22,100         663,000
=====================================================================
                                                            2,485,267
=====================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.51%

Accredo Health, Inc.(a)                         9,900         456,786
---------------------------------------------------------------------
IMPATH Inc.(a)                                 13,400         240,530
=====================================================================
                                                              697,316
=====================================================================

HEALTH CARE EQUIPMENT-0.95%

Endocare, Inc.(a)                              33,300         439,893
=====================================================================

HEALTH CARE SUPPLIES-0.82%

ICU Medical, Inc.(a)                           12,300         380,070
=====================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.51%

Intrado Inc.(a)                                35,900         695,024
=====================================================================

INTERNET RETAIL-2.28%

eBay Inc.(a)                                   17,100       1,053,702
=====================================================================

INTERNET SOFTWARE & SERVICES-8.72%

Expedia, Inc.-Class A(a)                        8,400         498,036
---------------------------------------------------------------------
Hotels.com-Class A(a)                           5,200         219,596
---------------------------------------------------------------------
McAfee.com Corp.(a)                            39,100         572,424
---------------------------------------------------------------------
Overture Services, Inc.(a)                     34,200         854,316
---------------------------------------------------------------------
Retek Inc.(a)                                  22,900         556,470
---------------------------------------------------------------------
WebEx Communications, Inc.(a)                  38,500         612,150
---------------------------------------------------------------------
Websense, Inc.(a)                              27,800         710,846
=====================================================================
                                                            4,023,838
=====================================================================

IT CONSULTING & SERVICES-1.44%

Affiliated Computer Services, Inc.-Class A(a)  14,000         664,720
=====================================================================


                                                            MARKET
                                               SHARES        VALUE

NETWORKING EQUIPMENT-1.60%

Emulex Corp.(a)                                32,900     $   740,579
=====================================================================

PHARMACEUTICALS-0.72%

Ligand Pharmaceuticals Inc.-Class B(a)         23,000         333,500
=====================================================================

PUBLISHING-0.60%

Getty Images, Inc.(a)                          12,600         274,302
=====================================================================

SEMICONDUCTOR EQUIPMENT-7.67%

ASE Test Ltd. (Taiwan)(a)                      58,000         562,600
---------------------------------------------------------------------
Brooks-PRI Automation, Inc.(a)                 24,600         628,776
---------------------------------------------------------------------
Cymer, Inc.(a)                                  3,000         105,120
---------------------------------------------------------------------
KLA-Tencor Corp.(a)                            16,100         708,239
---------------------------------------------------------------------
Lam Research Corp.(a)                          28,100         505,238
---------------------------------------------------------------------
Novellus Systems, Inc.(a)                      18,900         642,600
---------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                      11,500         390,195
=====================================================================
                                                            3,542,768
=====================================================================

SEMICONDUCTORS-24.53%

Analog Devices, Inc.(a)                        20,300         602,910
---------------------------------------------------------------------
ChipPAC, Inc.-Class A(a)                       43,000         265,740
---------------------------------------------------------------------
Cirrus Logic, Inc.(a)                          76,100         569,989
---------------------------------------------------------------------
ESS Technology, Inc.(a)                        71,500       1,254,110
---------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)            84,000       1,695,960
---------------------------------------------------------------------
Intersil Corp.-Class A(a)                      44,900         959,962
---------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)     34,200         680,238
---------------------------------------------------------------------
Microchip Technology Inc.(a)                   50,100       1,374,243
---------------------------------------------------------------------

                                                            MARKET
                                               SHARES        VALUE

SEMICONDUCTORS-(CONTINUED)

QLogic Corp.(a)                                16,700     $   636,270
---------------------------------------------------------------------
RF Micro Devices, Inc.(a)                       7,800          59,436
---------------------------------------------------------------------
Semtech Corp.(a)                               34,300         915,810
---------------------------------------------------------------------
Silicon Laboratories Inc.(a)                   37,200       1,041,228
---------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)                            97,460       1,266,980
=====================================================================
                                                           11,322,876
=====================================================================

SYSTEMS SOFTWARE-2.28%

Symantec Corp.(a)                              32,000       1,051,200
=====================================================================

TELECOMMUNICATIONS EQUIPMENT-1.36%

Polycom, Inc.(a)                               12,700         152,273
---------------------------------------------------------------------
UTStarcom, Inc.(a)                             23,600         476,012
=====================================================================
                                                              628,285
=====================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $50,422,903)                         44,583,296
=====================================================================

MONEY MARKET FUNDS-3.72%

STIC Liquid Assets Portfolio(b)                858,778        858,778
---------------------------------------------------------------------
STIC Prime Portfolio(b)                        858,778        858,778
=====================================================================
    Total Money Market Funds (Cost
      $1,717,556)                                           1,717,556
=====================================================================
TOTAL INVESTMENTS-100.29% (Cost $52,140,459)               46,300,852
=====================================================================
OTHER ASSETS LESS LIABILITIES-(0.29%)                        (133,291)
=====================================================================
NET ASSETS-100.00%                                        $46,167,561
_____________________________________________________________________
=====================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $52,140,459)                                  $46,300,852
-----------------------------------------------------------
Receivables for:
  Investments sold                                  646,451
-----------------------------------------------------------
  Fund shares sold                                   58,640
-----------------------------------------------------------
  Dividends                                           2,449
-----------------------------------------------------------
Investment for deferred compensation plan            10,506
-----------------------------------------------------------
Other assets                                         22,354
===========================================================
    Total assets                                 47,041,252
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             507,271
-----------------------------------------------------------
  Fund shares reacquired                            221,180
-----------------------------------------------------------
  Deferred compensation plan                         10,506
-----------------------------------------------------------
Accrued distribution fees                            60,699
-----------------------------------------------------------
Accrued trustees' fees                                  302
-----------------------------------------------------------
Accrued transfer agent fees                          42,737
-----------------------------------------------------------
Accrued operating expenses                           30,996
===========================================================
    Total liabilities                               873,691
===========================================================
Net assets applicable to shares outstanding     $46,167,561
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $24,751,202
___________________________________________________________
===========================================================
Class B                                         $14,517,252
___________________________________________________________
===========================================================
Class C                                         $ 6,899,107
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           9,499,759
___________________________________________________________
===========================================================
Class B                                           5,638,885
___________________________________________________________
===========================================================
Class C                                           2,678,173
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $      2.61
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $2.61 divided
      by 94.50%)                                $      2.76
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                       $      2.57
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                       $      2.58
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends from affiliated money market
  funds                                        $     25,247
-----------------------------------------------------------
Dividends                                             1,272
===========================================================
    Total investment income                          26,519
===========================================================

EXPENSES:

Advisory fees                                       299,897
-----------------------------------------------------------
Administrative services fees                         24,795
-----------------------------------------------------------
Custodian fees                                       11,992
-----------------------------------------------------------
Distribution fees -- Class A                         57,790
-----------------------------------------------------------
Distribution fees -- Class B                         90,846
-----------------------------------------------------------
Distribution fees -- Class C                         43,937
-----------------------------------------------------------
Transfer agent fees                                 207,918
-----------------------------------------------------------
Trustees' fees                                        4,965
-----------------------------------------------------------
Other                                                59,285
===========================================================
    Total expenses                                  801,425
===========================================================
Less: Fees waived                                  (111,542)
-----------------------------------------------------------
    Expenses paid indirectly                           (619)
===========================================================
    Net expenses                                    689,264
===========================================================
Net investment income (loss)                       (662,745)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND OPTION
  CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (8,030,424)
-----------------------------------------------------------
  Option contracts written                           26,729
===========================================================
                                                 (8,003,695)
===========================================================
Change in net unrealized appreciation
  (depreciation) of investment securities       (14,544,793)
===========================================================
Net gain (loss) from investment securities
  and option contracts                          (22,548,488)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                    $(23,211,233)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2002            2001
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $   (662,745)   $ (1,199,640)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    option contracts                                            (8,003,695)    (57,039,237)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                      (14,544,793)     19,156,038
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (23,211,233)    (39,082,839)
==========================================================================================
Share transactions-net:
  Class A                                                       (2,623,663)     18,653,815
------------------------------------------------------------------------------------------
  Class B                                                          266,499      11,339,309
------------------------------------------------------------------------------------------
  Class C                                                         (143,545)      5,592,841
==========================================================================================
    Net increase (decrease) in net assets                      (25,711,942)     (3,496,874)
==========================================================================================

NET ASSETS:

  Beginning of period                                           71,879,503      75,376,377
==========================================================================================
  End of period                                               $ 46,167,561    $ 71,879,503
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $129,256,145    $131,756,854
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (672,159)         (9,414)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and option contracts                            (76,576,818)    (68,573,123)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                  (5,839,607)      8,705,186
==========================================================================================
                                                              $ 46,167,561    $ 71,879,503
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM New Technology Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund's capital loss carryforward of $66,633,491 as of December 31, 2001 expires as follows:

   CAPITAL LOSS
   CARRYFORWARD     EXPIRATION
   ------------     ----------
   $ 1,713,194   December 31, 2008
   -------------------------------
    64,920,297   December 31, 2009
   -------------------------------
   $66,633,491
    ______________________________
   ===============================

E. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

F. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the Fund's average daily net assets. AIM has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A to 2.00%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended June 30, 2002, AIM waived fees of $111,542.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2002, AIM was paid $24,795 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2002, AFS retained $130,914 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2002, the Class A, Class B and Class C shares paid AIM Distributors $57,790, $90,846 and $43,937, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $18,053 from sales of the Class A shares of the Fund during the six months ended June 30, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2002, AIM Distributors retained $2,465, $52 and $946 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended June 30, 2002, the Fund paid legal fees of $1,298 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $554 and reductions in custodian fees of $65 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $619.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward                   $(66,633,491)
---------------------------------------------------------
Unrealized appreciation                         6,756,140
=========================================================
                                            $(59,877,351)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, and other deferrals.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2002 was $47,757,212 and $48,191,263, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $ 2,756,339
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (8,693,893)
===========================================================
Net unrealized appreciation (depreciation)
  of investment securities                      $(5,937,554)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $52,238,406.

NOTE 8--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2002 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ---------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
                                    ---------    --------
Beginning of period                     --       $     --
---------------------------------------------------------
Written                                270         54,783
---------------------------------------------------------
Closed                                (200)       (38,899)
---------------------------------------------------------
Exercised                              (70)       (15,884)
=========================================================
End of period                           --       $     --
_________________________________________________________
=========================================================

NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2002 and the year ended December 31, 2001 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2002               DECEMBER 31, 2001
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Class A                                                      2,858,825    $  9,968,002    10,000,780    $ 42,952,707
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        941,575       3,090,158     4,015,952      17,550,457
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,109,411       3,614,598     2,552,966      10,916,402
======================================================================================================================
Reacquired:
  Class A                                                     (3,791,298)    (12,591,665)   (6,054,184)    (24,298,892)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (898,156)     (2,823,659)   (1,587,360)     (6,211,148)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,176,270)     (3,758,143)   (1,346,193)     (5,323,561)
======================================================================================================================
                                                                (955,913)   $ (2,500,709)    7,581,961    $ 35,585,965
______________________________________________________________________________________________________________________
======================================================================================================================

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                   CLASS A
                                                                ----------------------------------------------
                                                                                              AUGUST 31, 2000
                                                                SIX MONTHS                    (DATE OPERATIONS
                                                                  ENDED        YEAR ENDED      COMMENCED) TO
                                                                 JUNE 30,     DECEMBER 31,      DECEMBER 31,
                                                                   2002           2001              2000
                                                                ----------    ------------    ----------------
Net asset value, beginning of period                             $  3.84        $  6.74           $ 10.00
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.03)         (0.06)(a)         (0.02)(a)
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (1.20)         (2.84)            (3.24)
=============================================================================================================
    Total from investment operations                               (1.23)         (2.90)            (3.26)
=============================================================================================================
Net asset value, end of period                                   $  2.61        $  3.84           $  6.74
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                   (32.03)%       (43.03)%          (32.60)%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $24,751        $40,097           $43,732
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  2.00%(c)       1.86%             1.72%(d)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               2.37%(c)       2.40%             2.47%(d)
=============================================================================================================
Ratio of net investment income (loss) to average net assets        (1.91)%(c)     (1.52)%           (0.66)%(d)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate                                               84%           215%               54%
_____________________________________________________________________________________________________________
=============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $33,296,420.
(d)  Annualized.


                                                                                   CLASS B
                                                                ----------------------------------------------
                                                                                              AUGUST 31, 2000
                                                                SIX MONTHS                    (DATE OPERATIONS
                                                                  ENDED        YEAR ENDED      COMMENCED) TO
                                                                 JUNE 30,     DECEMBER 31,      DECEMBER 31,
                                                                   2002           2001              2000
                                                                ----------    ------------    ----------------
Net asset value, beginning of period                             $  3.81          $  6.72           $ 10.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.04)           (0.09)(a)         (0.04)(a)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (1.20)           (2.82)            (3.24)
===============================================================================================================
    Total from investment operations                               (1.24)           (2.91)            (3.28)
===============================================================================================================
Net asset value, end of period                                   $  2.57          $  3.81           $  6.72
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                   (32.55)%         (43.30)%          (32.80)%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $14,517          $21,318           $21,296
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  2.65(%)(c)       2.51%             2.41%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               3.02%(c)         3.05%             3.16%(d)
===============================================================================================================
Ratio of net investment income (loss) to average net assets        (2.56)%(c)       (2.17)%           (1.36)%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate                                               84%             215%               54%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $18,319,769.
(d)  Annualized.

                                                                                 CLASS C
                                                              ----------------------------------------------
                                                                                            AUGUST 31, 2000
                                                              SIX MONTHS                    (DATE OPERATIONS
                                                                ENDED        YEAR ENDED      COMMENCED) TO
                                                               JUNE 30,     DECEMBER 31,      DECEMBER 31,
                                                                 2002           2001              2000
                                                              ----------    ------------    ----------------
Net asset value, beginning of period                            $ 3.81        $  6.73           $ 10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.04)         (0.09)(a)         (0.04)(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (1.19)         (2.83)            (3.23)
============================================================================================================
    Total from investment operations                             (1.23)         (2.92)            (3.27)
____________________________________________________________________________________________________________
============================================================================================================
Net asset value, end of period                                  $ 2.58        $  3.81           $  6.73
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                 (32.28)%       (43.39)%          (32.70)%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $6,899        $10,465           $10,349
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.65%(c)       2.51%             2.41%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             3.02%(c)       3.05%             3.16%(d)
============================================================================================================
Ratio of net investment income (loss) to average net assets      (2.56)%(c)     (2.17)%           (1.35)%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                                             84%           215%               54%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $8,860,236.
(d)  Annualized.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

                                                                  MARKET
                                                 SHARES            VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-95.86%

ADVERTISING-1.40%

Omnicom Group Inc.                               3,928,000    $   179,902,400
=============================================================================

AIR FREIGHT & LOGISTICS-0.94%

FedEx Corp.                                      2,266,800        121,047,120
=============================================================================

AIRLINES-0.57%

Southwest Airlines Co.                           4,500,000         72,720,000
=============================================================================

APPLICATION SOFTWARE-0.34%

PeopleSoft, Inc.(a)                              2,914,800         43,372,224
=============================================================================

BANKS-2.41%

Bank of America Corp.                              960,000         67,545,600
-----------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                 7,199,500        242,983,125
=============================================================================
                                                                  310,528,725
=============================================================================

BROADCASTING & CABLE TV-5.40%

Comcast Corp.-Class A(a)                        11,000,000        262,240,000
-----------------------------------------------------------------------------
Cox Communications, Inc.-Class A(a)             15,726,100        433,254,055
=============================================================================
                                                                  695,494,055
=============================================================================

BUILDING PRODUCTS-0.23%

Masco Corp.                                      1,100,000         29,821,000
=============================================================================

COMPUTER & ELECTRONICS RETAIL-1.49%

Best Buy Co., Inc.(a)                            5,288,400        191,968,920
=============================================================================

COMPUTER HARDWARE-3.76%

Dell Computer Corp.(a)                           9,400,000        245,716,000
-----------------------------------------------------------------------------
Hewlett-Packard Co.                              5,750,000         87,860,000
-----------------------------------------------------------------------------
International Business Machines Corp.            2,086,000        150,192,000
=============================================================================
                                                                  483,768,000
=============================================================================

CONSUMER FINANCE-0.57%

MBNA Corp.                                       2,200,000         72,754,000
=============================================================================

DATA PROCESSING SERVICES-2.12%

Automatic Data Processing, Inc.                  2,000,000         87,100,000
-----------------------------------------------------------------------------
First Data Corp.                                 5,000,000        186,000,000
=============================================================================
                                                                  273,100,000
=============================================================================

DEPARTMENT STORES-1.48%

Federated Department Stores, Inc.(a)             3,000,000        119,100,000
-----------------------------------------------------------------------------
Sears, Roebuck & Co.                             1,325,000         71,947,500
=============================================================================
                                                                  191,047,500
=============================================================================

DIVERSIFIED FINANCIAL SERVICES-12.53%

American Express Co.                             2,100,000         76,272,000
-----------------------------------------------------------------------------

                                                                  MARKET
                                                 SHARES            VALUE
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Citigroup Inc.                                  11,750,000    $   455,312,500
-----------------------------------------------------------------------------
Fannie Mae                                       3,545,000        261,443,750
-----------------------------------------------------------------------------
Freddie Mac                                      5,320,000        325,584,000
-----------------------------------------------------------------------------
J.P. Morgan Chase & Co.                          6,320,000        214,374,400
-----------------------------------------------------------------------------
Morgan Stanley                                   6,500,000        280,020,000
=============================================================================
                                                                1,613,006,650
=============================================================================

DRUG RETAIL-1.65%

Walgreen Co.                                     5,500,000        212,465,000
=============================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.73%

Agilent Technologies, Inc.(a)                    2,250,000         53,212,500
-----------------------------------------------------------------------------
Celestica Inc. (Canada)(a)                       7,435,000        168,848,850
=============================================================================
                                                                  222,061,350
=============================================================================

ENVIRONMENTAL SERVICES-0.96%

Waste Management, Inc.                           4,750,000        123,737,500
=============================================================================

FOOD RETAIL-1.24%

Kroger Co. (The)(a)                              4,000,000         79,600,000
-----------------------------------------------------------------------------
Safeway Inc.(a)                                  2,750,000         80,272,500
=============================================================================
                                                                  159,872,500
=============================================================================

FOOTWEAR-1.48%

NIKE, Inc.-Class B                               3,550,000        190,457,500
=============================================================================

GENERAL MERCHANDISE STORES-3.49%

Target Corp.                                    11,787,900        449,118,990
=============================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.06%

Laboratory Corp. of America Holdings(a)          3,000,000        136,950,000
=============================================================================

HEALTH CARE EQUIPMENT-1.99%

Baxter International Inc.                        5,750,000        255,587,500
=============================================================================

HEALTH CARE FACILITIES-3.01%

HCA Inc.                                         8,150,000        387,125,000
=============================================================================

HOUSEHOLD PRODUCTS-1.97%

Kimberly-Clark Corp.                             2,500,000        155,000,000
-----------------------------------------------------------------------------
Procter & Gamble Co. (The)                       1,100,000         98,230,000
=============================================================================
                                                                  253,230,000
=============================================================================

INDUSTRIAL CONGLOMERATES-3.50%

General Electric Co.                            15,500,000        450,275,000
=============================================================================

INTEGRATED OIL & GAS-7.04%

BP PLC-ADR (United Kingdom)                      7,100,000        358,479,000
-----------------------------------------------------------------------------
ChevronTexaco Corp.(b)                           2,450,000        216,825,000
-----------------------------------------------------------------------------

VALUE FUND

                                                                  MARKET
                                                 SHARES            VALUE
INTEGRATED OIL & GAS-(CONTINUED)

..xExxon Mobil Corp.                              8,100,000    $   331,452,000
=============================================================================
                                                                  906,756,000
=============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.45%

AT&T Corp.                                       5,406,900         57,853,830
=============================================================================

MANAGED HEALTH CARE-3.13%

UnitedHealth Group Inc.                          4,400,000        402,820,000
=============================================================================

MOVIES & ENTERTAINMENT-2.74%

AOL Time Warner Inc.(a)                         14,150,000        208,146,500
-----------------------------------------------------------------------------
Viacom Inc.-Class B(a)                           3,250,000        144,202,500
=============================================================================
                                                                  352,349,000
=============================================================================

MULTI-LINE INSURANCE-5.07%

American International Group, Inc.               8,000,000        545,840,000
-----------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)    1,800,000        107,046,000
=============================================================================
                                                                  652,886,000
=============================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.91%

Duke Energy Corp.                                3,000,000         93,300,000
-----------------------------------------------------------------------------
Williams Cos., Inc. (The)                        4,000,000         23,960,000
=============================================================================
                                                                  117,260,000
=============================================================================

NETWORKING EQUIPMENT-1.14%

Cisco Systems, Inc.(a)                          10,500,000        146,475,000
=============================================================================

OIL & GAS DRILLING-0.65%

Transocean Inc.                                  2,700,000         84,105,000
=============================================================================

OIL & GAS EQUIPMENT & SERVICES-1.00%

Baker Hughes Inc.                                3,850,000        128,166,500
=============================================================================

PHARMACEUTICALS-7.84%

Allergan, Inc.                                   1,450,000         96,787,500
-----------------------------------------------------------------------------
Biovail Corp. (Canada)(a)                          820,800         23,770,368
-----------------------------------------------------------------------------
Bristol-Myers Squibb Co.                         2,460,100         63,224,570
-----------------------------------------------------------------------------
Johnson & Johnson                                4,200,000        219,492,000
-----------------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                    2,124,200         47,263,450
-----------------------------------------------------------------------------

                                                                  MARKET
                                                 SHARES            VALUE
PHARMACEUTICALS-(CONTINUED)

Pfizer Inc.                                     15,975,000    $   559,125,000
=============================================================================
                                                                1,009,662,888
=============================================================================

PROPERTY & CASUALTY INSURANCE-0.50%

Allstate Corp. (The)                             1,750,000         64,715,000
=============================================================================

SEMICONDUCTOR EQUIPMENT-0.77%

Applied Materials, Inc.(a)                       5,200,000         98,904,000
=============================================================================

SEMICONDUCTORS-3.09%

Analog Devices, Inc.(a)                          7,250,000        215,325,000
-----------------------------------------------------------------------------
Micron Technology, Inc.(a)                       9,000,000        181,980,000
=============================================================================
                                                                  397,305,000
=============================================================================

SOFT DRINKS-1.50%

PepsiCo, Inc.                                    4,000,000        192,800,000
=============================================================================

SYSTEMS SOFTWARE-3.81%

Microsoft Corp.(a)                               8,125,000        444,437,500
-----------------------------------------------------------------------------
Oracle Corp.(a)                                  4,852,100         45,949,387
=============================================================================
                                                                  490,386,887
=============================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.90%

Nextel Communications, Inc.-Class A(a)          12,000,000         38,520,000
-----------------------------------------------------------------------------
Sprint Corp. (PCS Group)(a)                     17,250,000         77,107,500
=============================================================================
                                                                  115,627,500
=============================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $13,958,759,787)                         12,337,483,539
=============================================================================

MONEY MARKET FUNDS-4.60%

STIC Liquid Assets Portfolio(c)                296,199,896        296,199,896
-----------------------------------------------------------------------------
STIC Prime Portfolio(c)                        296,199,896        296,199,896
=============================================================================
    Total Money Market Funds (Cost
      $592,399,792)                                               592,399,792
=============================================================================
TOTAL INVESTMENTS-100.46%
  (Cost $14,551,159,579)                                       12,929,883,331
=============================================================================
OTHER ASSETS LESS LIABILITIES-(0.46%)                             (58,942,202)
=============================================================================
NET ASSETS-100.00%                                            $12,870,941,129
_____________________________________________________________________________
=============================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 9.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $14,551,159,579)*                                 $12,929,883,331
-------------------------------------------------------------------
Receivables for:
  Investments sold                                       58,686,560
-------------------------------------------------------------------
  Fund shares sold                                       19,015,171
-------------------------------------------------------------------
  Dividends                                               7,455,457
-------------------------------------------------------------------
Investment for deferred compensation plan                   360,172
-------------------------------------------------------------------
Collateral for securities loaned                        193,697,800
-------------------------------------------------------------------
Other assets                                                103,734
===================================================================
     Total assets                                    13,209,202,225
___________________________________________________________________
===================================================================


LIABILITIES:

Payables for:
  Investments purchased                                  38,328,920
-------------------------------------------------------------------
  Fund shares reacquired                                 82,768,326
-------------------------------------------------------------------
  Foreign currency contracts closed                       1,566,109
-------------------------------------------------------------------
  Foreign currency contracts outstanding                  2,146,343
-------------------------------------------------------------------
  Options written (premiums received $417,987)              275,000
-------------------------------------------------------------------
  Deferred compensation plan                                360,172
-------------------------------------------------------------------
  Collateral upon return of securities loaned           193,697,800
-------------------------------------------------------------------
Accrued distribution fees                                14,425,931
-------------------------------------------------------------------
Accrued transfer agent fees                               3,339,209
-------------------------------------------------------------------
Accrued operating expenses                                1,353,286
===================================================================
     Total liabilities                                  338,261,096
===================================================================
Net assets applicable to shares outstanding         $12,870,941,129
___________________________________________________________________
===================================================================


NET ASSETS:

Class A                                             $ 6,128,452,461
___________________________________________________________________
===================================================================
Class B                                             $ 6,109,305,421
___________________________________________________________________
===================================================================
Class C                                             $   630,877,007
___________________________________________________________________
===================================================================
Class R                                             $        10,965
___________________________________________________________________
===================================================================
Institutional Class                                 $     2,295,275
___________________________________________________________________
===================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                                 718,125,025
___________________________________________________________________
===================================================================
Class B                                                 758,347,131
___________________________________________________________________
===================================================================
Class C                                                  78,264,823
___________________________________________________________________
===================================================================
Class R                                                       1,285
___________________________________________________________________
===================================================================
Institutional Class                                         268,606
___________________________________________________________________
===================================================================
Class A:
  Net asset value per share                         $          8.53
___________________________________________________________________
===================================================================
  Offering price per share:
     (Net asset value of $8.53 divided by 94.50%)   $          9.03
___________________________________________________________________
===================================================================
Class B:
  Net asset value and offering price per share      $          8.06
___________________________________________________________________
===================================================================
Class C:
  Net asset value and offering price per share      $          8.06
___________________________________________________________________
===================================================================
Class R
  Net asset value and offering price per share      $          8.53
___________________________________________________________________
===================================================================
Institutional Class:
  Net asset value and offering price per share      $          8.55
___________________________________________________________________
===================================================================


* At June 30, 2002, securities with an aggregate market value of $181,554,622 were on loan to brokers.

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $542,964)                                         $    72,397,924
-------------------------------------------------------------------
Dividends from affiliated money market funds              6,624,366
-------------------------------------------------------------------
Interest                                                    179,553
-------------------------------------------------------------------
Security lending income                                     369,195
===================================================================
    Total investment income                              79,571,038
===================================================================

EXPENSES:

Advisory fees                                            50,473,774
-------------------------------------------------------------------
Administrative services fees                                391,316
-------------------------------------------------------------------
Custodian fees                                              287,877
-------------------------------------------------------------------
Distribution fees -- Class A                              9,336,367
-------------------------------------------------------------------
Distribution fees -- Class B                             39,169,334
-------------------------------------------------------------------
Distribution fees -- Class C                              4,033,719
-------------------------------------------------------------------
Distribution fees -- Class R                                      4
-------------------------------------------------------------------
Transfer agent fees                                      18,246,250
-------------------------------------------------------------------
Transfer agent fees -- Institutional Class                      124
-------------------------------------------------------------------
Trustees' fees                                               45,447
-------------------------------------------------------------------
Other                                                     1,523,484
===================================================================
    Total expenses                                      123,507,696
===================================================================
Less: Fees waived                                        (2,402,306)
-------------------------------------------------------------------
    Expenses paid indirectly                               (110,022)
===================================================================
    Net expenses                                        120,995,368
===================================================================
Net investment income (loss)                            (41,424,330)
===================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCY
  CONTRACTS, FUTURES CONTRACTS AND OPTION
  CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                (574,877,518)
-------------------------------------------------------------------
  Foreign currency contracts                            (14,653,162)
-------------------------------------------------------------------
  Futures contracts                                       4,540,687
-------------------------------------------------------------------
  Option contracts written                                1,935,648
===================================================================
                                                       (583,054,345)
===================================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                              (3,157,346,413)
-------------------------------------------------------------------
  Foreign currency contracts                             (2,371,965)
-------------------------------------------------------------------
  Futures contracts                                      (3,917,569)
-------------------------------------------------------------------
  Option contracts written                                  142,987
===================================================================
                                                     (3,163,492,960)
===================================================================
Net gain (loss) from investment securities,
  foreign currency contracts, futures contracts
  and option contracts                               (3,746,547,305)
===================================================================
Net increase (decrease) in net assets resulting
  from operations                                   $(3,787,971,635)
___________________________________________________________________
===================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                                 JUNE 30,         DECEMBER 31,
                                                                   2002               2001
                                                                 --------        ---------------
OPERATIONS:

  Net investment income (loss)                                $   (41,424,330)   $   (94,503,881)
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currency contracts, futures contracts and option
    contracts                                                    (583,054,345)    (1,808,699,179)
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currency contracts,
    futures contracts and option contracts                     (3,163,492,960)    (1,379,243,076)
================================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (3,787,971,635)    (3,282,446,136)
================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                  --        (11,567,785)
------------------------------------------------------------------------------------------------
  Class B                                                                  --        (13,103,850)
------------------------------------------------------------------------------------------------
  Class C                                                                  --         (1,340,169)
------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        (623,451,300)    (1,265,245,616)
------------------------------------------------------------------------------------------------
  Class B                                                      (1,230,803,823)    (1,623,452,392)
------------------------------------------------------------------------------------------------
  Class C                                                        (122,124,683)      (147,015,896)
------------------------------------------------------------------------------------------------
  Class R                                                              11,654                 --
------------------------------------------------------------------------------------------------
  Institutional Class                                               2,391,135                 --
================================================================================================
    Net increase (decrease) in net assets                      (5,761,948,652)    (6,344,171,844)
================================================================================================

NET ASSETS:

Beginning of period                                            18,632,889,781     24,977,061,625
================================================================================================
End of period                                                 $12,870,941,129    $18,632,889,781
________________________________________________________________________________________________
================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $16,932,313,014    $18,906,290,031
------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (42,261,368)          (837,038)
------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currency contracts, futures
    contracts and option contracts                             (2,395,830,913)    (1,812,776,568)
------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currency contracts, futures
    contracts and option contracts                             (1,623,279,604)     1,540,213,356
================================================================================================
                                                              $12,870,941,129    $18,632,889,781
________________________________________________________________________________________________
================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Value Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund has a capital loss carryforward of $1,670,556,615 as of December 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2009.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

       Outstanding foreign currency contracts at June 30, 2002 were as follows:

                                 CONTRACT TO                            UNREALIZED
   SETTLEMENT             --------------------------                   APPRECIATION
      DATE     CURRENCY     DELIVER       RECEIVE         VALUE       (DEPRECIATION)
   ----------  --------   -----------   ------------   ------------   --------------
    08/30/02     CAD      283,750,000   $184,643,363   $186,789,706    $(2,146,343)
    ________________________________________________________________________________
   =================================================================================


G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

I. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended June 30, 2002, AIM waived fees of $2,402,306.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2002, AIM was paid $391,316 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2002, AFS was paid $10,370,948 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2002, the Class A, Class B, Class C and Class R shares paid AIM Distributors $9,336,367, $39,169,334, $4,033,719 and $4, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $573,678 from sales of the Class A shares of the Fund during the six months ended June 30, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2002, AIM Distributors retained $54,766, $3,277 and $34,973 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended June 30, 2002, the Fund paid legal fees of $14,230 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $108,848 and reductions in custodian fees of $1,174 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $110,022.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At June 30, 2002, securities with an aggregate value of $181,554,622 were on loan to brokers. The loans were secured by cash collateral of $193,697,800 received by the Fund and invested in STIC Liquid Assets Portfolio, an affiliated money market fund. For the six months ended June 30, 2002, the Fund received fees of $369,195 for securities lending.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                    2001             2000
                                 -----------    --------------
Distributions paid from:
  Ordinary income                $        --    $  146,286,027
--------------------------------------------------------------
  Long-term capital gain          26,011,804     2,302,049,336
==============================================================
                                 $26,011,804    $2,448,335,363
______________________________________________________________
==============================================================


  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward                    $(1,670,556,615)
------------------------------------------------------------
Unrealized appreciation                        1,397,156,365
============================================================
                                             $  (273,400,250)
____________________________________________________________
============================================================


  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and futures contracts, and other deferrals.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2002 was $2,823,433,521 and $4,364,684,242, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2002 is as follows:

Aggregate unrealized appreciation of investment securities    $ 1,248,291,575
-----------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (2,895,648,986)
=============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                  $(1,647,357,411)
_____________________________________________________________________________
=============================================================================
Cost of investments for tax purposes is $14,577,240,742.


NOTE 9--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2002 are summarized as follows:

                                                               CALL OPTION CONTRACTS
                                                              ------------------------
                                                              NUMBER OF     PREMIUMS
                                                              CONTRACTS     RECEIVED
                                                              ---------    -----------
Beginning of period                                                --      $        --
--------------------------------------------------------------------------------------
Written                                                        12,750        2,563,635
--------------------------------------------------------------------------------------
Closed                                                         (5,000)        (860,687)
--------------------------------------------------------------------------------------
Expired                                                        (5,000)      (1,284,961)
======================================================================================
End of period                                                   2,750      $   417,987
______________________________________________________________________________________
======================================================================================


Open call options written at June 30, 2002 were as follows:

                                                 CONTRACT    STRIKE    NUMBER OF    PREMIUMS    JUNE 30, 2002     UNREALIZED
ISSUE                                             MONTH      PRICE     CONTRACTS    RECEIVED    MARKET VALUE     APPRECIATION
-----                                            --------    ------    ---------    --------    -------------    ------------
ChevronTexacoCorp.                                Sep-02      $95        2,750      $417,987      $275,000         $142,987
_____________________________________________________________________________________________________________________________
=============================================================================================================================


NOTE 10--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2002 and the year ended December 31, 2001 were as follows:

                                                                     SIX MONTHS ENDED                      YEAR ENDED
                                                                       JUNE 30, 2002                    DECEMBER 31, 2001
                                                              -------------------------------    -------------------------------
                                                                 SHARES           AMOUNT            SHARES           AMOUNT
                                                              ------------    ---------------    ------------    ---------------
Sold:
  Class A                                                       62,163,533    $   617,671,630      99,493,160    $ 1,142,786,605
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       13,811,408        131,962,111      53,393,062        589,020,838
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                        3,649,695         34,951,098      14,110,226        155,875,910
--------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                           1,285             11,654              --                 --
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                            268,606          2,391,135              --                 --
================================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                               --                 --       1,047,730         11,046,064
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                               --                 --       1,221,981         12,181,662
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                               --                 --         126,038          1,257,875
================================================================================================================================
Reacquired:
  Class A                                                     (126,224,065)    (1,241,122,930)   (215,650,396)    (2,419,078,285)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (147,385,561)    (1,362,765,934)   (208,566,724)    (2,224,654,892)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (16,904,584)      (157,075,781)    (28,342,494)      (304,149,681)
================================================================================================================================
                                                              (210,619,683)   $(1,973,977,017)   (283,167,417)   $(3,035,713,904)
________________________________________________________________________________________________________________________________
================================================================================================================================

 * Class R shares commenced sales on June 3, 2002.
** Institutional class shares commenced sales on March 15, 2002.

VALUE FUND


NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                CLASS A
                                      -------------------------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED                                   YEAR ENDED DECEMBER 31,
                                       JUNE 30,       ---------------------------------------------------------------------------
                                         2002            2001            2000(a)         1999(a)        1998(a)        1997(a)
                                      -----------     -------------    ------------    ------------    -----------    -----------
Net asset value, beginning of
  period                              $    10.87       $    12.51      $     16.28     $     13.40     $    10.81     $     9.72
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)             (0.01)              --            (0.04)(b)       (0.01)          0.03           0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)         (2.33)           (1.63)           (2.42)           3.97           3.46           2.26
=================================================================================================================================
    Total from investment
      operations                           (2.34)           (1.63)           (2.46)           3.96           3.49           2.31
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                                    --               --               --              --          (0.03)         (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                     --            (0.01)           (1.31)          (1.08)         (0.87)         (1.21)
=================================================================================================================================
    Total distributions                       --            (0.01)           (1.31)          (1.08)         (0.90)         (1.22)
=================================================================================================================================
Net asset value, end of period        $     8.53       $    10.87      $     12.51     $     16.28     $    13.40     $    10.81
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                           (21.53)%         (12.99)%         (14.95)%         29.95%         32.76%         23.95%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $6,128,452       $8,502,699      $11,223,504     $12,640,073     $8,823,094     $6,745,253
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                          1.10%(d)         1.08%            1.00%           1.00%          1.00%          1.04%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                       1.13%(d)         1.12%            1.04%           1.02%          1.02%          1.06%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets             (0.11)%(d)       (0.03)%          (0.11)%         (0.09)%         0.26%          0.57%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                       18%              38%              67%             66%           113%           137%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(b)  Calculated using average shares outstanding.
(c) Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $7,530,992,184.

VALUE FUND


                                                                                CLASS B
                                      -------------------------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED                                   YEAR ENDED DECEMBER 31,
                                       JUNE 30,       ---------------------------------------------------------------------------
                                         2002            2001            2000(a)         1999(a)        1998(a)        1997(a)
                                      -----------     -------------    ------------    ------------    -----------    -----------
Net asset value, beginning of
  period                              $    10.30       $    11.94      $     15.73     $     13.08     $    10.63     $     9.64
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)             (0.04)           (0.09)           (0.31)(b)       (0.13)(b)      (0.06)         (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)         (2.20)           (1.54)           (2.17)           3.86           3.38           2.22
=================================================================================================================================
    Total from investment
      operations                           (2.24)           (1.63)           (2.48)           3.73           3.32           2.20
=================================================================================================================================
Less distributions from net
  realized gains                              --            (0.01)           (1.31)          (1.08)         (0.87)         (1.21)
=================================================================================================================================
Net asset value, end of period        $     8.06       $    10.30      $     11.94     $     15.73     $    13.08     $    10.63
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                           (21.75)%         (13.61)%         (15.65)%         28.94%         31.70%         22.96%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $6,109,305       $9,186,980      $12,491,366     $14,338,087     $9,680,068     $6,831,796
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                          1.85%(d)         1.84%            1.77%           1.79%          1.80%          1.85%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                       1.88%(d)         1.88%            1.81%           1.81%          1.82%          1.87%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets             (0.86)%(d)       (0.79)%          (0.89)%         (0.88)%        (0.54)%        (0.24)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                       18%              38%              67%             66%           113%           137%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(b)  Calculated using average shares outstanding.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $7,898,788,400.

VALUE FUND

                                                                                  CLASS C
                                           --------------------------------------------------------------------------------------
                                                                                                                   AUGUST 4, 1997
                                           SIX MONTHS                                                               (DATE SALES
                                             ENDED                      YEAR ENDED DECEMBER 31,                    COMMENCED) TO
                                            JUNE 30,      ----------------------------------------------------      DECEMBER 31,
                                              2002           2001           2000(a)       1999(a)      1998(a)         1997(a)
                                           ----------     -----------    -----------    ---------    ---------     --------------
Net asset value, beginning of period        $  10.31       $  11.95      $    15.74     $  13.09     $  10.63         $ 11.86
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.04)         (0.09)          (0.31)(b)    (0.13)(b)    (0.06)(b)        0.00
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)             (2.21)         (1.54)          (2.17)        3.86         3.39           (0.02)
=================================================================================================================================
    Total from investment operations           (2.25)         (1.63)          (2.48)        3.73         3.33           (0.02)
=================================================================================================================================
Less distributions from net realized
  gains                                           --          (0.01)          (1.31)       (1.08)       (0.87)          (1.21)
=================================================================================================================================
Net asset value, end of period              $   8.06       $  10.31      $    11.95     $  15.74     $  13.09         $ 10.63
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                               (21.82)%       (13.60)%        (15.62)%      28.92%       31.72%          (0.08)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                  $630,877       $943,211      $1,262,192     $860,859     $212,095         $32,900
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                              1.85%(d)       1.84%           1.77%        1.79%        1.80%           1.84%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                           1.88%(d)       1.88%           1.81%        1.81%        1.82%           1.86%(e)
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                        (0.86)%(d)     (0.79)%         (0.88)%      (0.88)%      (0.54)%         (0.23)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                           18%            38%             67%          66%         113%            137%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(b)  Calculated using average shares outstanding.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $813,429,490.
(e)  Annualized.

                                                                   CLASS R
                                                                -------------
                                                                JUNE 3, 2002
                                                                 (DATE SALES
                                                                COMMENCED) TO
                                                                  JUNE 30,
                                                                    2002
                                                                -------------
Net asset value, beginning of period                               $ 9.16
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.00
-----------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)           (0.63)
=============================================================================
    Total from investment operations                                (0.63)
=============================================================================
Net asset value, end of period                                     $ 8.53
_____________________________________________________________________________
=============================================================================
Total return(a)                                                     (6.88)%
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $   11
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   1.35%(b)
-----------------------------------------------------------------------------
  Without fee waivers                                                1.38%(b)
=============================================================================
Ratio of net investment loss to average net assets                  (0.36)%(b)
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate                                                18%
_____________________________________________________________________________
=============================================================================

(a) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $9,579.

VALUE FUND

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  MARCH 15, 2002
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                     JUNE 30,
                                                                       2002
                                                                -------------------
Net asset value, beginning of period                                  $10.66
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.00
===================================================================================
  Net gains (losses) on securities (both realized and
    unrealized)                                                        (2.11)
===================================================================================
    Total from investment operations                                   (2.11)
===================================================================================
Net asset value, end of period                                        $ 8.55
___________________________________________________________________________________
===================================================================================
Total return(a)                                                       (19.79)%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $2,295
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                      0.73%(b)
-----------------------------------------------------------------------------------
  Without fee waivers                                                   0.76%(b)
===================================================================================
Ratio of net investment income to average net assets                    0.26%(b)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate                                                   18%
___________________________________________________________________________________
===================================================================================

(a)  Not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $429,500.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


                                                                MARKET
                                                 SHARES         VALUE
DOMESTIC COMMON STOCKS-82.47%

ADVERTISING-2.04%

Interpublic Group of Cos., Inc. (The)              11,300    $    279,788
-------------------------------------------------------------------------
Omnicom Group Inc.                                 42,700       1,955,660
=========================================================================
                                                                2,235,448
=========================================================================

AIRLINES-0.59%

Southwest Airlines Co.                             40,000         646,400
=========================================================================

APPAREL RETAIL-0.75%

Abercrombie & Fitch Co.-Class A(a)                 34,000         820,080
=========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-2.61%

Coach, Inc.(a)                                     52,100       2,860,290
=========================================================================

APPLICATION SOFTWARE-1.09%

Cadence Design Systems, Inc.(a)                    46,900         756,028
-------------------------------------------------------------------------
PeopleSoft, Inc.(a)                                30,000         446,400
=========================================================================
                                                                1,202,428
=========================================================================

BANKS-1.21%

Bank of New York Co., Inc. (The)                   39,400       1,329,750
=========================================================================

BREWERS-0.51%

Anheuser-Busch Cos., Inc.                          11,100         555,000
=========================================================================

BROADCASTING & CABLE TV-3.46%

Comcast Corp.-Class A(a)                           65,200       1,554,368
-------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)           71,600       2,248,240
=========================================================================
                                                                3,802,608
=========================================================================

COMPUTER & ELECTRONICS RETAIL-3.39%

Best Buy Co., Inc.(a)                              45,500       1,651,650
-------------------------------------------------------------------------
CDW Computer Centers, Inc.(a)                      44,200       2,069,002
=========================================================================
                                                                3,720,652
=========================================================================

COMPUTER HARDWARE-1.17%

Dell Computer Corp.(a)                             49,000       1,280,860
=========================================================================

CONSTRUCTION & ENGINEERING-1.28%

Jacobs Engineering Group Inc.(a)                   40,300       1,401,634
=========================================================================

CONSUMER FINANCE-1.11%

Capital One Financial Corp.                        20,000       1,221,000
=========================================================================

DATA PROCESSING SERVICES-6.71%

BISYS Group, Inc. (The)(a)                        116,000       3,862,800
-------------------------------------------------------------------------
Concord EFS, Inc.(a)                               74,000       2,230,360
-------------------------------------------------------------------------
First Data Corp.                                   34,200       1,272,240
=========================================================================
                                                                7,365,400
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE


DIVERSIFIED FINANCIAL SERVICES-11.36%

Ambac Financial Group, Inc.                        20,000    $  1,344,000
-------------------------------------------------------------------------
Citigroup Inc.                                     89,300       3,460,375
-------------------------------------------------------------------------
Fannie Mae                                         29,000       2,138,750
-------------------------------------------------------------------------
Freddie Mac                                        36,000       2,203,200
-------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      28,000       1,750,560
-------------------------------------------------------------------------
Morgan Stanley                                     36,500       1,572,420
=========================================================================
                                                               12,469,305
=========================================================================

EMPLOYMENT SERVICES-1.34%

Robert Half International Inc.(a)                  63,000       1,467,900
=========================================================================

GENERAL MERCHANDISE STORES-2.39%

Target Corp.                                       68,900       2,625,090
=========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.47%

Laboratory Corp. of America Holdings(a)            35,400       1,616,010
=========================================================================

HEALTH CARE EQUIPMENT-2.75%

Baxter International Inc.                          68,000       3,022,600
=========================================================================

HEALTH CARE FACILITIES-4.90%

HCA Inc.                                           61,000       2,897,500
-------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                       68,400       2,483,604
=========================================================================
                                                                5,381,104
=========================================================================

HOTELS, RESORTS & CRUISE LINES-1.13%

Royal Caribbean Cruises Ltd.                       63,600       1,240,200
=========================================================================

INDUSTRIAL CONGLOMERATES-2.22%

General Electric Co.                               83,800       2,434,390
=========================================================================

IT CONSULTING & SERVICES-2.01%

Affiliated Computer Services, Inc.-Class A(a)      46,600       2,212,568
=========================================================================

MANAGED HEALTH CARE-2.65%

Anthem, Inc.(a)                                    27,400       1,848,952
-------------------------------------------------------------------------
WellPoint Health Networks Inc.(a)                  13,600       1,058,216
=========================================================================
                                                                2,907,168
=========================================================================

MOVIES & ENTERTAINMENT-1.33%

Viacom Inc.-Class B(a)                             33,000       1,464,210
=========================================================================

MULTI-LINE INSURANCE-2.05%

American International Group, Inc.                 33,000       2,251,590
=========================================================================

NETWORKING EQUIPMENT-0.31%

NetScreen Technologies, Inc.(a)                    37,500         344,250
=========================================================================

OIL & GAS DRILLING-2.21%

ENSCO International Inc.                           61,000       1,662,860
-------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES         VALUE
OIL & GAS DRILLING-(CONTINUED)

GlobalSantaFe Corp.                                28,000    $    765,800
=========================================================================
                                                                2,428,660
=========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.39%

Baker Hughes Inc.                                  30,000         998,700
-------------------------------------------------------------------------
BJ Services Co.(a)                                 48,000       1,626,240
=========================================================================
                                                                2,624,940
=========================================================================

PHARMACEUTICALS-5.86%

Allergan, Inc.                                     36,100       2,409,675
-------------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                      47,900       1,065,775
-------------------------------------------------------------------------
Pfizer Inc.                                        84,500       2,957,500
=========================================================================
                                                                6,432,950
=========================================================================

RESTAURANTS-0.75%

Brinker International, Inc.(a)                     26,000         825,500
=========================================================================

SEMICONDUCTORS-3.31%

Microchip Technology Inc.(a)                       86,700       2,378,181
-------------------------------------------------------------------------
Micron Technology, Inc.(a)                         62,000       1,253,640
=========================================================================
                                                                3,631,821
=========================================================================

SOFT DRINKS-1.37%

PepsiCo, Inc.                                      31,300       1,508,660
=========================================================================

SPECIALTY STORES-1.01%

Advance Auto Parts, Inc.(a)                        10,000         545,100
-------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                           18,400         564,144
=========================================================================
                                                                1,109,244
=========================================================================

SYSTEMS SOFTWARE-3.06%

Microsoft Corp.(a)                                 29,000       1,586,300
-------------------------------------------------------------------------
Network Associates, Inc.(a)                        55,000       1,059,850
-------------------------------------------------------------------------
VERITAS Software Corp.(a)                          36,000         712,440
=========================================================================
                                                                3,358,590
=========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.68%

Polycom, Inc.(a)                                   62,000         743,380
=========================================================================
    Total Domestic Common Stocks
      (Cost $93,042,222)                                       90,541,680
=========================================================================

FOREIGN STOCKS & OTHER EQUITY
INTERESTS-14.90%

BERMUDA-4.39%

Accenture Ltd.-Class A (IT Consulting &
  Services)(a)                                     83,500       1,586,500
-------------------------------------------------------------------------
ACE Ltd. (Property & Casualty Insurance)           30,000         948,000
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
BERMUDA-(CONTINUED)

Everest Re Group, Ltd. (Reinsurance)               40,800    $  2,282,760
=========================================================================
                                                                4,817,260
=========================================================================

CANADA-2.51%

Biovail Corp. (Pharmaceuticals)(a)                 42,900       1,242,384
-------------------------------------------------------------------------
Celestica Inc. (Electronic Equipment &
  Instruments)(a)                                  66,500       1,510,215
=========================================================================
                                                                2,752,599
=========================================================================

IRELAND-1.56%

Ryanair Holdings PLC-ADR (Airlines)(a)             49,000       1,708,679
=========================================================================

MEXICO-1.02%

Wal-Mart de Mexico S.A. de C.V.-Series V
  (General Merchandise Stores)                    485,000       1,121,782
=========================================================================

NETHERLANDS-1.22%

ASML Holding N.V.-New York Shares
  (Semiconductor Equipment)(a)                     89,000       1,345,680
=========================================================================

SINGAPORE-0.38%

Flextronics International Ltd. (Electronic
  Equipment & Instruments)(a)                      59,300         422,809
=========================================================================

UNITED KINGDOM-3.82%

BP PLC-ADR (Integrated Oil & Gas)                  16,700         843,183
-------------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance
  Brokers)(a)                                     101,800       3,350,238
=========================================================================
                                                                4,193,421
=========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $21,280,981)                             16,362,230
=========================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. TREASURY SECURITIES-1.82%

U.S. TREASURY BILLS-1.82%

1.67%, 09/19/02 (Cost $1,992,600)(b)           $2,000,000       1,993,240
=========================================================================

                                                 SHARES
MONEY MARKET FUNDS-1.80%

STIC Liquid Assets Portfolio(c)                   986,616         986,616
-------------------------------------------------------------------------
STIC Prime Portfolio(c)                           986,616         986,616
=========================================================================
    Total Money Market Funds
      (Cost $1,973,232)                                         1,973,232
=========================================================================
TOTAL INVESTMENTS-100.99% (Cost $118,289,035)                 110,870,382
=========================================================================
OTHER ASSETS LESS LIABILITIES-(0.99%)                          (1,089,987)
=========================================================================
NET ASSETS-100.00%                                           $109,780,395
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------
JUNE 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $118,289,035)*                               $110,870,382
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,659,379
-----------------------------------------------------------
  Fund shares sold                                  120,199
-----------------------------------------------------------
  Dividends                                          35,304
-----------------------------------------------------------
Investment for deferred compensation plan            10,821
-----------------------------------------------------------
Collateral for securities loaned                  1,620,650
-----------------------------------------------------------
Other assets                                         24,798
===========================================================
     Total assets                               114,341,533
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                           1,879,396
-----------------------------------------------------------
  Fund shares reacquired                            819,363
-----------------------------------------------------------
  Deferred compensation plan                         10,821
-----------------------------------------------------------
  Collateral upon return of securities loaned     1,620,650
-----------------------------------------------------------
Accrued distribution fees                           159,191
-----------------------------------------------------------
Accrued transfer agent fees                          32,305
-----------------------------------------------------------
Accrued operating expenses                           39,412
===========================================================
     Total liabilities                            4,561,138
===========================================================
Net assets applicable to shares outstanding    $109,780,395
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $ 39,622,547
___________________________________________________________
===========================================================
Class B                                        $ 48,619,378
___________________________________________________________
===========================================================
Class C                                        $ 21,538,470
___________________________________________________________
===========================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           6,881,228
___________________________________________________________
===========================================================
Class B                                           8,538,087
___________________________________________________________
===========================================================
Class C                                           3,782,763
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       5.76
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $5.76 divided by
       94.50%)                                 $       6.10
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $       5.69
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $       5.69
___________________________________________________________
===========================================================


* At June 30, 2002, securities with an aggregate market value of $1,540,991 were on loan to brokers.

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $4,173)                                      $    308,451
-----------------------------------------------------------
Dividends from affiliated money market funds         96,897
-----------------------------------------------------------
Interest                                             17,340
-----------------------------------------------------------
Security lending income                              16,643
===========================================================
    Total investment income                         439,331
===========================================================

EXPENSES:

Advisory fees                                       512,827
-----------------------------------------------------------
Administrative services fees                         24,795
-----------------------------------------------------------
Custodian fees                                       15,823
-----------------------------------------------------------
Distribution fees -- Class A                         88,977
-----------------------------------------------------------
Distribution fees -- Class B                        296,748
-----------------------------------------------------------
Distribution fees -- Class C                        132,801
-----------------------------------------------------------
Transfer agent fees                                 204,760
-----------------------------------------------------------
Trustees' fees                                        4,867
-----------------------------------------------------------
Other                                                63,726
===========================================================
    Total expenses                                1,345,324
===========================================================
Less: Fees waived                                    (1,294)
-----------------------------------------------------------
    Expenses paid indirectly                         (1,010)
===========================================================
    Net expenses                                  1,343,020
===========================================================
Net investment income (loss)                       (903,689)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         (17,509,235)
-----------------------------------------------------------
  Foreign currencies                                    419
-----------------------------------------------------------
  Futures contracts                                (540,659)
-----------------------------------------------------------
  Option contracts written                           65,098
===========================================================
                                                (17,984,377)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (8,000,147)
-----------------------------------------------------------
  Futures contracts                                (115,071)
===========================================================
                                                 (8,115,218)
===========================================================
Net gain (loss) from investment securities,
  foreign currencies, futures contracts and
  option contracts                              (26,099,595)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                    $(27,003,284)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2002            2001
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $   (903,689)   $ (1,631,805)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                  (17,984,377)    (42,661,120)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and futures contracts                 (8,115,218)      6,794,527
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (27,003,284)    (37,498,398)
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --         (64,952)
------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                               --         (16,203)
------------------------------------------------------------------------------------------
  Class B                                                               --         (19,267)
------------------------------------------------------------------------------------------
  Class C                                                               --          (8,700)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (8,076,463)     16,139,168
------------------------------------------------------------------------------------------
  Class B                                                       (7,110,643)     20,998,585
------------------------------------------------------------------------------------------
  Class C                                                       (3,220,927)      6,902,879
==========================================================================================
    Net increase (decrease) in net assets                      (45,411,317)      6,433,112
==========================================================================================

NET ASSETS:

  Beginning of period                                          155,191,712     148,758,600
==========================================================================================
  End of period                                               $109,780,395    $155,191,712
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $181,408,696    $199,816,729
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (913,632)         (9,943)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, futures contracts and
    option contracts                                           (63,296,015)    (45,311,638)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and futures contracts                            (7,418,654)        696,564
==========================================================================================
                                                              $109,780,395    $155,191,712
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Value II Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund has a capital loss carryforward of $40,823,682 as of December 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized in the year 2009.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

I. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended June 30, 2002, AIM waived fees of $1,294.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2002, AIM was paid $24,795 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2002, AFS retained $129,301 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2002, the Class A, Class B and Class C shares paid AIM Distributors $88,977,

$296,748 and $132,801, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $14,997 from sales of the Class A shares of the Fund during the six months ended June 30, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2002, AIM Distributors retained $3,718, $0 and $3,907 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended June 30, 2002, the Fund paid legal fees of $1,396 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $986 and reductions in custodian fees of $24 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $1,010.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At June 30, 2002, securities with an aggregate value of $1,540,991 were on loan to brokers. The loans were secured by cash collateral of $1,620,650 received by the Fund and invested subsequently in STIC Liquid Assets Portfolio, an affiliated money market fund. For the six months ended June 30, 2002, the Fund received fees of $16,643 for securities lending.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                         2001        2000
                                       --------    --------
Distributions paid from ordinary
  income                               $109,122    $169,491
___________________________________________________________
===========================================================


  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward                      $(40,823,682)
-----------------------------------------------------------
Unrealized appreciation (depreciation)           (3,801,335)
===========================================================
                                               $(44,625,017)
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, the realization for tax purposes of unrealized gains on certain futures contracts, and other deferrals.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2002 was $45,729,345 and $54,966,955, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $  9,849,377
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (18,192,549)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                        $ (8,343,172)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $119,213,554.


NOTE 9--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2002 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ---------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
                                    ---------    --------
Beginning of period                     --       $     --
---------------------------------------------------------
Written                                380         69,658
---------------------------------------------------------
Closed                                (380)       (69,658)
=========================================================
End of period                           --       $     --
_________________________________________________________
=========================================================

NOTE 10--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2002 and the year ended December 31, 2001 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2002               DECEMBER 31, 2001
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Class A                                                        681,002    $  4,504,066     5,985,549    $ 48,356,484
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        564,039       3,726,652     5,412,852      43,258,374
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        266,584       1,770,268     2,272,059      18,177,771
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --        11,649          78,507
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --         2,749          18,379
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --         1,235           8,260
======================================================================================================================
Reacquired:
  Class A                                                     (1,957,190)    (12,580,529)   (4,256,465)    (32,295,823)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,672,797)    (10,837,295)   (3,057,696)    (22,278,168)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (771,365)     (4,991,195)   (1,532,565)    (11,283,152)
======================================================================================================================
                                                              (2,889,727)   $(18,408,033)    4,839,367    $ 44,040,632
______________________________________________________________________________________________________________________
======================================================================================================================


NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                  CLASS A
                                                              ------------------------------------------------
                                                                                               AUGUST 31, 2000
                                                                                                   (DATE
                                                              SIX MONTHS                         OPERATIONS
                                                                ENDED          YEAR ENDED       COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                2002              2001               2000
                                                              ----------       ------------    ---------------
Net asset value, beginning of period                           $  7.06           $  8.64           $ 10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.03)            (0.04)             0.00(a)
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (1.27)            (1.53)            (1.35)
==============================================================================================================
    Total from investment operations                             (1.30)            (1.57)            (1.35)
==============================================================================================================
Less distributions:
  Dividends from net investment income                              --             (0.01)               --
--------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --              0.00             (0.01)
==============================================================================================================
    Total distributions                                             --             (0.01)            (0.01)
==============================================================================================================
Net asset value, end of period                                 $  5.76           $  7.06           $  8.64
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                 (18.41)%          (18.17)%          (13.49)%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $39,623           $57,591           $55,409
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.56%(c)          1.52%             1.40%(d)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.56%(c)          1.54%             2.00%(d)
==============================================================================================================
Ratio of net investment income (loss) to average net assets      (0.91)%(c)        (0.56)%            0.10%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate                                             37%               67%               13%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $51,265,419.
(d)  Annualized.


                                                                                  CLASS B
                                                              ------------------------------------------------
                                                                                               AUGUST 31, 2000
                                                                                                    (DATE
                                                              SIX MONTHS                          OPERATIONS
                                                                ENDED          YEAR ENDED       COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                 2002              2001             2000
                                                              ----------       ------------    ---------------
Net asset value, beginning of period                           $  7.00           $  8.61           $ 10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.05)            (0.09)            (0.02)(a)
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (1.26)            (1.52)            (1.36)
==============================================================================================================
    Total from investment operations                             (1.31)            (1.61)            (1.38)
==============================================================================================================
Less distributions from net realized gains                          --              0.00             (0.01)
==============================================================================================================
Net asset value, end of period                                 $  5.69           $  7.00           $  8.61
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                 (18.71)%          (18.68)%          (13.79)%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $48,619           $67,571           $62,792
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.21%(c)          2.18%             2.10%(d)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.21%(c)          2.20%             2.70%(d)
==============================================================================================================
Ratio of net investment income (loss) to average net assets      (1.56)%(c)        (1.22)%           (0.60)%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate                                             37%               67%               13%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $59,841,366.
(d)  Annualized.


                                                                                  CLASS C
                                                              ------------------------------------------------
                                                                                               AUGUST 31, 2000
                                                                                                   (DATE
                                                              SIX MONTHS                        OPERATIONS
                                                                ENDED           YEAR ENDED       COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,     DECEMBER 31,
                                                                2002               2001             2000
                                                              ----------       ------------    ---------------
Net asset value, beginning of period                           $  7.00           $  8.62           $ 10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.05)            (0.09)            (0.02)(a)
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (1.26)            (1.53)            (1.35)
==============================================================================================================
    Total from investment operations                             (1.31)            (1.62)            (1.37)
==============================================================================================================
Less distributions from net realized gains                          --              0.00             (0.01)
==============================================================================================================
Net asset value, end of period                                 $  5.69           $  7.00           $  8.62
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                 (18.71)%          (18.77)%          (13.69)%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $21,538           $30,030           $30,557
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.21%(c)          2.18%             2.10%(d)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.21%(c)          2.20%             2.70%(d)
==============================================================================================================
Ratio of net investment income (loss) to average net assets      (1.56)%(c)        (1.22)%           (0.60)%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate                                             37%               67%               13%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $26,780,364.
(d)  Annualized.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

                                                                MARKET
                                                 SHARES         VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-96.92%

ADVERTISING-2.87%

Interpublic Group of Cos., Inc. (The)             435,000    $ 10,770,600
-------------------------------------------------------------------------
Lamar Advertising Co.(a)                          248,000       9,228,080
=========================================================================
                                                               19,998,680
=========================================================================

AEROSPACE & DEFENSE-1.25%

Lockheed Martin Corp.                             125,000       8,687,500
=========================================================================

AIRLINES-0.46%

AirTran Holdings, Inc.(a)                         600,000       3,210,000
=========================================================================

ALUMINUM-1.14%

Alcoa Inc.                                        240,000       7,956,000
=========================================================================

APPAREL RETAIL-2.77%

Gap, Inc. (The)                                   735,000      10,437,000
-------------------------------------------------------------------------
Ross Stores, Inc.                                 216,400       8,818,300
=========================================================================
                                                               19,255,300
=========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.61%

Coach, Inc.(a)                                     78,000       4,282,200
=========================================================================

APPLICATION SOFTWARE-2.38%

Activision, Inc.(a)                                85,600       2,487,536
-------------------------------------------------------------------------
Mercury Interactive Corp.(a)                      100,000       2,296,000
-------------------------------------------------------------------------
National Instruments Corp.(a)                     225,000       7,326,000
-------------------------------------------------------------------------
PeopleSoft, Inc.(a)                               126,000       1,874,880
-------------------------------------------------------------------------
Secure Computing Corp.(a)                         344,900       2,603,995
=========================================================================
                                                               16,588,411
=========================================================================

BANKS-4.88%

Bank of America Corp.                             129,100       9,083,476
-------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                  105,000       3,543,750
-------------------------------------------------------------------------
Bank One Corp.                                    275,000      10,582,000
-------------------------------------------------------------------------
Comerica Inc.                                      92,000       5,648,800
-------------------------------------------------------------------------
Synovus Financial Corp.                           185,000       5,091,200
=========================================================================
                                                               33,949,226
=========================================================================

BIOTECHNOLOGY-0.85%

Gilead Sciences, Inc.(a)                          179,000       5,885,520
=========================================================================

BROADCASTING & CABLE TV-4.30%

Clear Channel Communications, Inc.(a)             230,000       7,364,600
-------------------------------------------------------------------------
Comcast Corp.-Class A(a)                          241,000       5,745,440
-------------------------------------------------------------------------
Cox Communications, Inc.-Class A(a)               215,000       5,923,250
-------------------------------------------------------------------------
Hispanic Broadcasting Corp.(a)                    276,000       7,203,600
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
BROADCASTING & CABLE TV-(CONTINUED)

Univision Communications Inc.-Class A(a)          117,000    $  3,673,800
=========================================================================
                                                               29,910,690
=========================================================================

BUILDING PRODUCTS-3.99%

American Standard Cos. Inc.(a)                    207,000      15,545,700
-------------------------------------------------------------------------
Masco Corp.                                       451,000      12,226,610
=========================================================================
                                                               27,772,310
=========================================================================

COMPUTER & ELECTRONICS RETAIL-0.81%

CDW Computer Centers, Inc.(a)                     121,000       5,664,010
=========================================================================

CONSUMER ELECTRONICS-1.06%

Koninklijke (Royal) Philips Electronics N.V.-
  New York Shares (Netherlands)                   266,207       7,347,313
=========================================================================

CONSUMER FINANCE-1.35%

AmeriCredit Corp.(a)                              181,100       5,079,855
-------------------------------------------------------------------------
Capital One Financial Corp.                        70,800       4,322,340
=========================================================================
                                                                9,402,195
=========================================================================

DATA PROCESSING SERVICES-6.33%

BISYS Group, Inc. (The)(a)                        506,000      16,849,800
-------------------------------------------------------------------------
Ceridian Corp.(a)                                 809,500      15,364,310
-------------------------------------------------------------------------
DST Systems, Inc.(a)                               99,700       4,557,287
-------------------------------------------------------------------------
First Data Corp.                                  138,000       5,133,600
-------------------------------------------------------------------------
Fiserv, Inc.(a)                                    59,000       2,165,890
=========================================================================
                                                               44,070,887
=========================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.10%

H&R Block, Inc.                                   317,000      14,629,550
=========================================================================

DIVERSIFIED FINANCIAL SERVICES-6.34%

Citigroup Inc.                                    308,500      11,954,375
-------------------------------------------------------------------------
J.P. Morgan Chase & Co.                           446,000      15,128,320
-------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      92,800       5,801,856
-------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         277,000      11,218,500
=========================================================================
                                                               44,103,051
=========================================================================

DRUG RETAIL-1.31%

CVS Corp.                                         129,300       3,956,580
-------------------------------------------------------------------------
Walgreen Co.                                      133,000       5,137,790
=========================================================================
                                                                9,094,370
=========================================================================

ELECTRIC UTILITIES-2.08%

PG&E Corp.(a)                                     532,000       9,517,480
-------------------------------------------------------------------------
Public Service Enterprise Group Inc.              113,900       4,931,870
=========================================================================
                                                               14,449,350
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.34%

Celestica Inc. (Canada)(a)                        104,000    $  2,361,840
=========================================================================

ENVIRONMENTAL SERVICES-1.90%

Waste Management, Inc.                            509,000      13,259,450
=========================================================================

FOOD RETAIL-2.04%

Kroger Co. (The)(a)                               715,000      14,228,500
=========================================================================

GENERAL MERCHANDISE STORES-1.92%

Target Corp.                                      350,000      13,335,000
=========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-3.67%

Express Scripts, Inc.(a)                          200,000      10,022,000
-------------------------------------------------------------------------
IMPATH Inc.(a)                                     52,500         942,375
-------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)           220,000      10,043,000
-------------------------------------------------------------------------
McKesson Corp.                                    138,000       4,512,600
=========================================================================
                                                               25,519,975
=========================================================================

HEALTH CARE EQUIPMENT-0.55%

Biomet, Inc.(a)                                   141,000       3,823,920
=========================================================================

HEALTH CARE FACILITIES-2.56%

Community Health Systems Inc.(a)                  100,000       2,680,000
-------------------------------------------------------------------------
HCA Inc.                                          150,000       7,125,000
-------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                      111,800       4,059,458
-------------------------------------------------------------------------
Tenet Healthcare Corp.(a)                          55,000       3,935,250
=========================================================================
                                                               17,799,708
=========================================================================

INDUSTRIAL CONGLOMERATES-1.83%

General Electric Co.                              160,000       4,648,000
-------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                 601,000       8,119,510
=========================================================================
                                                               12,767,510
=========================================================================

LEISURE PRODUCTS-0.77%

Mattel, Inc.                                      254,000       5,354,320
=========================================================================

LIFE & HEALTH INSURANCE-1.75%

UnumProvident Corp.                               478,000      12,165,100
=========================================================================

MANAGED HEALTH CARE-2.60%

CIGNA Corp.                                       122,000      11,885,240
-------------------------------------------------------------------------
UnitedHealth Group Inc.                            68,200       6,243,710
=========================================================================
                                                               18,128,950
=========================================================================

MOVIES & ENTERTAINMENT-2.57%

AOL Time Warner Inc.(a)                           224,500       3,302,395
-------------------------------------------------------------------------
Macrovision Corp.(a)                              175,000       2,294,250
-------------------------------------------------------------------------
Viacom Inc.-Class B(a)                            107,300       4,760,901
-------------------------------------------------------------------------
Walt Disney Co. (The)                             400,000       7,560,000
=========================================================================
                                                               17,917,546
=========================================================================

MULTI-LINE INSURANCE-1.18%

American International Group, Inc.                120,000       8,187,600
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE

MULTI-UTILITIES & UNREGULATED POWER-1.45%

Duke Energy Corp.                                 200,000    $  6,220,000
-------------------------------------------------------------------------
MDU Resources Group, Inc.                         146,700       3,856,743
=========================================================================
                                                               10,076,743
=========================================================================

NETWORKING EQUIPMENT-0.55%

Cisco Systems, Inc.(a)                            275,000       3,836,250
=========================================================================

OIL & GAS DRILLING-4.12%

ENSCO International Inc.                          528,600      14,409,636
-------------------------------------------------------------------------
Transocean Inc.                                   459,210      14,304,391
=========================================================================
                                                               28,714,027
=========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.65%

BJ Services Co.(a)                                133,000       4,506,040
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.83%

Apache Corp.                                      100,820       5,795,134
=========================================================================

PHARMACEUTICALS-4.05%

Biovail Corp. (Canada)(a)                          98,000       2,838,080
-------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                       77,000       5,451,600
-------------------------------------------------------------------------
ICN Pharmaceuticals, Inc.                         500,000      12,105,000
-------------------------------------------------------------------------
Pfizer Inc.                                       223,000       7,805,000
=========================================================================
                                                               28,199,680
=========================================================================

PROPERTY & CASUALTY INSURANCE-1.34%

ACE Ltd. (Bermuda)                                295,000       9,322,000
=========================================================================

REINSURANCE-0.86%

Everest Re Group, Ltd. (Bermuda)                  106,800       5,975,460
=========================================================================

SEMICONDUCTOR EQUIPMENT-1.74%

Applied Materials, Inc.(a)                        500,000       9,510,000
-------------------------------------------------------------------------
Cabot Microelectronics Corp.(a)                    60,000       2,589,600
=========================================================================
                                                               12,099,600
=========================================================================

SEMICONDUCTORS-3.29%

Analog Devices, Inc.(a)                           165,000       4,900,500
-------------------------------------------------------------------------
Broadcom Corp.-Class A(a)                          47,100         826,134
-------------------------------------------------------------------------
Cirrus Logic, Inc.(a)                             125,000         936,250
-------------------------------------------------------------------------
Intel Corp.                                       200,000       3,654,000
-------------------------------------------------------------------------
Texas Instruments Inc.                            350,000       8,295,000
-------------------------------------------------------------------------
Zoran Corp.(a)                                    187,500       4,295,625
=========================================================================
                                                               22,907,509
=========================================================================

SOFT DRINKS-1.19%

PepsiCo, Inc.                                     172,000       8,290,400
=========================================================================

SPECIALTY STORES-0.61%

Copart, Inc.(a)                                   261,000       4,236,030
=========================================================================

SYSTEMS SOFTWARE-4.19%

Computer Associates International, Inc.           572,000       9,089,080
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
SYSTEMS SOFTWARE-(CONTINUED)

Microsoft Corp.(a)                                255,000    $ 13,948,500
-------------------------------------------------------------------------
VERITAS Software Corp.(a)                         310,000       6,134,900
=========================================================================
                                                               29,172,480
=========================================================================

TELECOMMUNICATIONS EQUIPMENT-1.49%

Harmonic Inc.(a)                                  350,000       1,280,650
-------------------------------------------------------------------------
UTStarcom, Inc.(a)                                450,000       9,076,500
=========================================================================
                                                               10,357,150
=========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $729,813,347)                           674,594,485
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE

MONEY MARKET FUNDS-2.89%

STIC Liquid Assets Portfolio(b)                10,064,571    $ 10,064,571
-------------------------------------------------------------------------
STIC Prime Portfolio(b)                        10,064,571      10,064,571
=========================================================================
    Total Money Market Funds (Cost
      $20,129,142)                                             20,129,142
=========================================================================
TOTAL INVESTMENTS-99.81% (Cost $749,942,489)                  694,723,627
=========================================================================
OTHER ASSETS LESS LIABILITIES-0.19%                             1,292,244
=========================================================================
NET ASSETS-100.00%                                           $696,015,871
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------
JUNE 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $749,942,489)*                              $ 694,723,627
-----------------------------------------------------------
Receivables for:
  Investments sold                               10,513,530
-----------------------------------------------------------
  Fund shares sold                                1,024,840
-----------------------------------------------------------
  Dividends                                         415,048
-----------------------------------------------------------
Investment for deferred compensation plan            71,148
-----------------------------------------------------------
Collateral for securities loaned                 20,457,300
-----------------------------------------------------------
Other assets                                         34,948
===========================================================
     Total assets                               727,240,441
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                           5,232,959
-----------------------------------------------------------
  Fund shares reacquired                          4,314,081
-----------------------------------------------------------
  Deferred compensation plan                         71,148
-----------------------------------------------------------
  Collateral upon return of securities
     loaned                                      20,457,300
-----------------------------------------------------------
Accrued distribution fees                           772,006
-----------------------------------------------------------
Accrued transfer agent fees                         268,526
-----------------------------------------------------------
Accrued operating expenses                          108,550
===========================================================
     Total liabilities                           31,224,570
===========================================================
Net assets applicable to shares outstanding   $ 696,015,871
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                       $ 331,278,286
___________________________________________________________
===========================================================
Class B                                       $ 318,059,547
___________________________________________________________
===========================================================
Class C                                       $  46,678,038
___________________________________________________________
===========================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          22,986,211
___________________________________________________________
===========================================================
Class B                                          24,242,446
___________________________________________________________
===========================================================
Class C                                           3,562,291
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                   $       14.41
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $14.41 divided by
       94.50%)                                $       15.25
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                    $       13.12
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                    $       13.10
___________________________________________________________
===========================================================


* At June 30, 2002, securities with an aggregate market value of $19,953,800 were on loan to brokers.

STATEMENT OF OPERATIONS
---------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $21,102)                                    $   2,834,176
-----------------------------------------------------------
Dividends from affiliated money market funds        276,889
-----------------------------------------------------------
Interest                                             16,523
-----------------------------------------------------------
Security lending income                              21,042
===========================================================
    Total investment income                       3,148,630
===========================================================

EXPENSES:

Advisory fees                                     2,681,529
-----------------------------------------------------------
Administrative services fees                         75,627
-----------------------------------------------------------
Custodian fees                                       39,159
-----------------------------------------------------------
Distribution fees -- Class A                        471,081
-----------------------------------------------------------
Distribution fees -- Class B                      1,925,851
-----------------------------------------------------------
Distribution fees -- Class C                        271,997
-----------------------------------------------------------
Transfer agent fees                               1,090,724
-----------------------------------------------------------
Trustees' fees                                        6,653
-----------------------------------------------------------
Other                                               150,480
===========================================================
    Total expenses                                6,713,101
===========================================================
Less: Fees waived                                    (2,795)
-----------------------------------------------------------
    Expenses paid indirectly                         (5,746)
===========================================================
    Net expenses                                  6,704,560
===========================================================
Net investment income (loss)                     (3,555,930)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FUTURES
  CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         (13,199,760)
-----------------------------------------------------------
  Futures contracts                                (957,585)
===========================================================
                                                (14,157,345)
===========================================================
Change in net unrealized appreciation
  (depreciation) of investment securities      (113,476,515)
===========================================================
Net gain (loss) from investment securities
  and futures contracts                        (127,633,860)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                   $(131,189,790)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                                JUNE 30,        DECEMBER 31,
                                                                  2002              2001
                                                              -------------    --------------
OPERATIONS:

  Net investment income (loss)                                $  (3,555,930)   $   (8,768,266)
---------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    futures contracts                                           (14,157,345)      (63,074,168)
---------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                      (113,476,515)     (268,042,127)
=============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (131,189,790)     (339,884,561)
=============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                --          (302,937)
---------------------------------------------------------------------------------------------
  Class B                                                                --          (357,522)
---------------------------------------------------------------------------------------------
  Class C                                                                --           (50,347)
---------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        (5,149,372)        6,643,157
---------------------------------------------------------------------------------------------
  Class B                                                       (52,000,679)      (51,890,759)
---------------------------------------------------------------------------------------------
  Class C                                                        (3,536,849)        8,259,467
=============================================================================================
    Net increase (decrease) in net assets                      (191,876,690)     (377,583,502)
=============================================================================================

NET ASSETS:

  Beginning of period                                           887,892,561     1,265,476,063
=============================================================================================
  End of period                                               $ 696,015,871    $  887,892,561
_____________________________________________________________________________________________
=============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 838,988,116    $  899,675,016
---------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                     (3,658,810)         (102,880)
---------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and futures contracts                            (84,094,573)      (69,937,228)
---------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                  (55,218,862)       58,257,653
=============================================================================================
                                                              $ 696,015,871    $  887,892,561
_____________________________________________________________________________________________
=============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Select Equity Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment's objective is to achieve long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund has a capital loss carryforward of $47,261,707 as of December 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2009.

E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

F. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended June 30, 2002, AIM waived fees of $2,795.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2002, AIM was paid $75,627 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2002, AFS was paid $696,547 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2002, the Class A, Class B and Class C shares paid AIM Distributors $471,081, $1,925,851 and $271,997, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $47,071 from sales of the Class A shares of the Fund during the six months ended June 30, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2002, AIM Distributors retained $8,481, $0 and $4,776 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended June 30, 2002, the Fund paid legal fees of $1,942 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $5,745 and reductions in custodian fees of $1 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $5,746.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At June 30, 2002, securities with an aggregate value of $19,953,800 were on loan to brokers. The loans were secured by cash collateral of $20,457,300 received by the Fund and subsequently invested in STIC Liquid Assets Portfolio, an affiliated money market fund. For the six months ended June 30, 2002, the Fund received fees of $21,042 for securities lending.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                        2001         2000
                                        ----         ----
Distributions paid from long-term
  capital gain                        $710,806   $147,914,663
=============================================================


As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss
  carryforward            $(47,261,707)
--------------------------------------
Unrealized appreciation     35,479,252
======================================
                          $(11,782,455)
______________________________________
======================================


The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of capital losses incurred after October 31 and other deferrals.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2002 was $302,887,591 and $367,472,043, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $  77,397,872
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (132,616,734)
===========================================================
Net unrealized appreciation (depreciation)
  of investment securities                    $ (55,218,862)
___________________________________________________________
===========================================================
Investments have the same costs for tax and financial
statement purposes.


NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2002 and the year ended December 31, 2001 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2002                DECEMBER 31, 2001
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    -------------
Sold:
  Class A                                                      3,185,750    $ 51,811,915     6,672,144    $ 124,637,977
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,004,268      14,916,938     4,452,066       77,747,707
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        357,371       5,295,253     1,686,037       28,895,794
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --        17,383          291,047
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --        21,814          329,884
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --         3,040           46,562
=======================================================================================================================
Reacquired:
  Class A                                                     (3,533,474)    (56,961,287)   (6,609,149)    (118,285,867)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (4,565,227)    (66,917,617)   (8,062,270)    (129,968,351)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (604,079)     (8,832,102)   (1,300,657)     (20,682,889)
=======================================================================================================================
                                                              (4,155,391)   $(60,686,900)   (3,119,592)   $ (36,988,136)
_______________________________________________________________________________________________________________________
=======================================================================================================================

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                   CLASS A
                                             ------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                               YEAR ENDED DECEMBER 31,
                                              JUNE 30,       --------------------------------------------------------------------
                                               2002            2001           2000           1999           1998           1997
                                             ----------      --------       --------       --------       --------       --------
Net asset value, beginning of period          $  17.00       $  22.88       $  26.23       $  19.35       $  15.67       $  14.78
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.04)(a)      (0.08)(a)      (0.01)(a)      (0.06)         (0.04)          0.01(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     (2.55)         (5.79)         (0.44)          8.00           4.24           2.82
=================================================================================================================================
    Total from investment operations             (2.59)         (5.87)         (0.45)          7.94           4.20           2.83
=================================================================================================================================
Less distributions:
  Dividends from net investment income              --             --             --             --             --          (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             --          (0.01)         (2.90)         (1.06)         (0.52)         (1.93)
=================================================================================================================================
    Total distributions                             --          (0.01)         (2.90)         (1.06)         (0.52)         (1.94)
=================================================================================================================================
Net asset value, end of period                $  14.41       $  17.00       $  22.88       $  26.23       $  19.35       $  15.67
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                 (15.23)%       (25.64)%        (1.77)%        41.48%         27.09%         19.54%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $331,278       $396,779       $532,042       $461,628       $320,143       $266,168
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets           1.24%(c)       1.24%          1.07%          1.09%          1.11%          1.13%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (0.47)%(c)     (0.45)%        (0.02)%        (0.31)%        (0.22)%         0.04%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                             38%           117%            56%            31%            68%           110%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $379,988,100.


                                                                                   CLASS B
                                            ------------------------------------------------------------------------------------
                                            SIX MONTHS
                                            ENDED JUNE                             YEAR ENDED DECEMBER 31,
                                               30,           -------------------------------------------------------------------
                                              2002             2001           2000           1999           1998          1997
                                            ----------       --------       --------       --------       --------      --------
Net asset value, beginning of period         $  15.54        $  21.07       $  24.57       $  18.33       $  14.98      $  14.32
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.09)(a)       (0.20)(a)      (0.22)(a)      (0.23)(a)      (0.17)        (0.13)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    (2.33)          (5.32)         (0.38)          7.53           4.04          2.72
================================================================================================================================
    Total from investment operations            (2.42)          (5.52)         (0.60)          7.30           3.87          2.59
================================================================================================================================
Less distributions from net realized gains         --           (0.01)         (2.90)         (1.06)         (0.52)        (1.93)
================================================================================================================================
Net asset value, end of period               $  13.12        $  15.54       $  21.07       $  24.57       $  18.33      $  14.98
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                (15.57)%        (26.19)%        (2.50)%        40.29%         26.13%        18.50%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $318,060        $432,002       $661,445       $592,555       $428,002      $356,186
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets          1.99%(c)        2.00%          1.84%          1.90%          1.93%         1.99%
================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (1.22)%(c)      (1.21)%        (0.80)%        (1.12)%        (1.04)%       (0.82)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                            38%            117%            56%            31%            68%          110%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $388,362,185.


                                                                                  CLASS C
                                           --------------------------------------------------------------------------------------
                                                                                                                   AUGUST 4, 1997
                                           SIX MONTHS                                                               (DATE SALES
                                             ENDED                      YEAR ENDED DECEMBER 31,                    COMMENCED) TO
                                            JUNE 30,        ------------------------------------------------        DECEMBER 31,
                                             2002            2001          2000          1999          1998             1997
                                           ----------       -------       -------       -------       ------       --------------
Net asset value, beginning of period        $ 15.52         $ 21.05       $ 24.55       $ 18.32       $14.98           $17.65
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.09)(a)       (0.20)(a)     (0.22)(a)     (0.23)(a)    (0.17)(a)        (0.04)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  (2.33)          (5.32)        (0.38)         7.52         4.03            (0.70)
=================================================================================================================================
    Total from investment operations          (2.42)          (5.52)        (0.60)         7.29         3.86            (0.74)
=================================================================================================================================
Less distributions from net realized
  gains                                          --           (0.01)        (2.90)        (1.06)       (0.52)           (1.93)
=================================================================================================================================
Net asset value, end of period              $ 13.10         $ 15.52       $ 21.05       $ 24.55       $18.32           $14.98
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                              (15.59)%        (26.21)%       (2.50)%       40.26%       26.07%           (3.86)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $46,678         $59,112       $71,989       $25,275       $8,501           $1,189
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets        1.99%(c)        2.00%         1.84%         1.90%        1.93%            1.95%(d)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (1.22)%(c)      (1.21)%       (0.80)%       (1.12)%      (1.04)%          (0.77)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                          38%            117%           56%           31%          68%             110%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $54,850,242.
(d)  Annualized.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

                                                               MARKET
                                                 SHARES        VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-92.14%

AEROSPACE & DEFENSE-0.32%

Integrated Defense Technologies, Inc.(a)           40,500   $  1,191,915
========================================================================

AIR FREIGHT & LOGISTICS-0.40%

UTI Worldwide, Inc.                                74,300      1,468,911
========================================================================

AIRLINES-1.47%

AirTran Holdings, Inc.(a)                         290,100      1,552,035
------------------------------------------------------------------------
ExpressJet Holdings, Inc.(a)                      297,100      3,877,155
========================================================================
                                                               5,429,190
========================================================================

APPAREL RETAIL-2.01%

Genesco Inc.(a)                                   146,900      3,577,015
------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                    151,300      3,858,150
========================================================================
                                                               7,435,165
========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.50%

Tommy Hilfiger Corp. (Hong Kong)(a)               127,900      1,831,528
========================================================================

APPLICATION SOFTWARE-3.17%

Advent Software, Inc.(a)                          151,600      3,896,120
------------------------------------------------------------------------
HNC Software Inc.(a)                              185,800      3,102,860
------------------------------------------------------------------------
National Instruments Corp.(a)                      34,900      1,136,344
------------------------------------------------------------------------
Renaissance Learning, Inc.(a)                     110,200      2,228,244
------------------------------------------------------------------------
Secure Computing Corp.(a)                         180,000      1,359,000
========================================================================
                                                              11,722,568
========================================================================

AUTO PARTS & EQUIPMENT-0.94%

Tower Automotive, Inc.(a)                         260,000      3,494,400
========================================================================

BANKS-1.37%

Bank of Bermuda Ltd. (Bermuda)                     44,200      1,977,950
------------------------------------------------------------------------
Roslyn Bancorp, Inc.                              141,800      3,095,494
========================================================================
                                                               5,073,444
========================================================================

BIOTECHNOLOGY-0.55%

Transkaryotic Therapies, Inc.(a)                   56,300      2,029,615
========================================================================

BROADCASTING & CABLE TV-2.44%

Cox Radio, Inc.-Class A(a)                        100,000      2,410,000
------------------------------------------------------------------------
Emmis Communications Corp.-Class A(a)             190,100      4,028,219
------------------------------------------------------------------------
Entravision Communications Corp.-Class A(a)       212,000      2,597,000
========================================================================
                                                               9,035,219
========================================================================

BUILDING PRODUCTS-0.99%

Elcor Corp.                                       134,100      3,667,635
========================================================================

CASINOS & GAMBLING-0.88%

Penn National Gaming, Inc.(a)                     180,400      3,274,260
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

CATALOG RETAIL-2.72%

dELiA*s Corp.-Class A(a)                          442,600   $  2,257,260
------------------------------------------------------------------------
Insight Enterprises, Inc.(a)                      153,250      3,860,368
------------------------------------------------------------------------
J. Jill Group Inc.(a)                             104,300      3,958,185
========================================================================
                                                              10,075,813
========================================================================

COMMERCIAL PRINTING-0.57%

Valassis Communications, Inc.(a)                   57,600      2,102,400
========================================================================

COMPUTER & ELECTRONICS RETAIL-0.94%

GameStop Corp.(a)                                 166,100      3,486,439
========================================================================

CONSTRUCTION & ENGINEERING-1.17%

Chicago Bridge & Iron Co. N.V.-New York
  Shares (Netherlands)                             74,000      2,086,060
------------------------------------------------------------------------
Granite Construction Inc.                          89,200      2,256,760
========================================================================
                                                               4,342,820
========================================================================

CONSTRUCTION MATERIALS-0.54%

Florida Rock Industries, Inc.                      56,300      2,016,103
========================================================================

CONSTRUCTION, FARM MACHINERY & HEAVY
  TRUCKS-1.07%

AGCO Corp.(a)                                      50,000        975,000
------------------------------------------------------------------------
Terex Corp.(a)                                    133,000      2,991,170
========================================================================
                                                               3,966,170
========================================================================

CONSUMER ELECTRONICS-0.52%

Garmin Ltd. (Cayman Islands)(a)                    87,500      1,929,375
========================================================================

CONSUMER FINANCE-4.15%

AmeriCredit Corp.(a)                              145,000      4,067,250
------------------------------------------------------------------------
iDine Rewards Network Inc.(a)                     275,200      3,164,800
------------------------------------------------------------------------
Metris Cos. Inc.                                  143,500      1,192,485
------------------------------------------------------------------------
New Century Financial Corp.                       105,300      3,682,341
------------------------------------------------------------------------
Saxon Capital Acquisition Corp. (Acquired
  07/27/01; Cost $707,000)(a)(b)(c)                70,000      1,138,900
------------------------------------------------------------------------
Saxon Capital, Inc.(a)                            129,700      2,110,219
========================================================================
                                                              15,355,995
========================================================================

DATA PROCESSING SERVICES-1.13%

Alliance Data Systems Corp.(a)                    163,300      4,172,315
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.53%

NCO Group, Inc.(a)                                134,000      2,918,520
------------------------------------------------------------------------
PRG-Schultz International, Inc.(a)                303,500      3,736,085
------------------------------------------------------------------------
Sylvan Learning Systems, Inc.(a)                  136,000      2,711,840
========================================================================
                                                               9,366,445
========================================================================

DIVERSIFIED FINANCIAL SERVICES-3.86%

Affiliated Managers Group, Inc.(a)                 60,400      3,714,600
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

American Capital Strategies, Ltd.                  46,000   $  1,263,620
------------------------------------------------------------------------
Charter Municipal Mortgage Acceptance Co.          90,800      1,623,504
------------------------------------------------------------------------
MCG Capital Corp.                                 212,400      3,549,204
------------------------------------------------------------------------
Oxford Finance Corp. (Acquired 03/25/02; Cost
  $1,500,000)(a)(b)                               150,000      1,650,000
------------------------------------------------------------------------
W.P. Stewart & Co., Ltd. (Bermuda)                 97,000      2,475,440
========================================================================
                                                              14,276,368
========================================================================

DRUG RETAIL-0.27%

Duane Reade Inc.(a)                                29,500      1,004,475
========================================================================

ELECTRIC UTILITIES-0.91%

Black Hills Corp.                                  97,100      3,360,631
========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-2.09%

Amphenol Corp.-Class A(a)                          31,400      1,130,400
------------------------------------------------------------------------
Itron, Inc.(a)                                     50,000      1,311,500
------------------------------------------------------------------------
Tektronix, Inc.(a)                                 76,000      1,421,960
------------------------------------------------------------------------
Varian Inc.(a)                                    118,000      3,888,100
========================================================================
                                                               7,751,960
========================================================================

FOOD DISTRIBUTORS-0.62%

Performance Food Group Co.(a)                      67,900      2,299,094
========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-3.24%

CryoLife, Inc.(a)                                  91,000      1,461,460
------------------------------------------------------------------------
D & K Healthcare Resources, Inc.                   80,600      2,841,956
------------------------------------------------------------------------
First Horizon Pharmaceutical Corp.(a)             153,900      3,184,191
------------------------------------------------------------------------
MAXIMUS, Inc.(a)                                   97,600      3,093,920
------------------------------------------------------------------------
Medical Staffing Network Holdings, Inc.(a)         58,100      1,423,450
========================================================================
                                                              12,004,977
========================================================================

HEALTH CARE EQUIPMENT-0.91%

LifePoint, Inc. (Acquired 04/02/02; Cost
  $1,500,000)(a)(b)(c)                            400,000        979,200
------------------------------------------------------------------------
LifePoint, Inc.-Wts., expiring 04/02/07
  (Acquired 04/02/02; Cost $0)(b)(c)(d)            80,000              1
------------------------------------------------------------------------
Wright Medical Group, Inc.(a)                     118,600      2,390,976
========================================================================
                                                               3,370,177
========================================================================

HEALTH CARE FACILITIES-2.93%

Genesis Health Ventures, Inc.(a)                   65,100      1,307,859
------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                      104,700      3,801,657
------------------------------------------------------------------------
U.S. Physical Therapy, Inc.(a)                    157,700      3,202,887
------------------------------------------------------------------------
VCA Antech, Inc.(a)                               162,500      2,528,500
========================================================================
                                                              10,840,903
========================================================================

HOUSEHOLD APPLIANCES-0.92%

Snap-on Inc.                                      114,400      3,396,536
========================================================================

HOUSEHOLD PRODUCTS-0.88%

Dial Corp. (The)                                  162,500      3,253,250
========================================================================

INDUSTRIAL MACHINERY-0.87%

Flowserve Corp.(a)                                108,000      3,218,400
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

INTERNET SOFTWARE & SERVICES-0.83%

Quovadx, Inc.(a)                                  234,700   $  1,473,916
------------------------------------------------------------------------
SkillSoft Corp.(a)                                202,700      1,591,195
========================================================================
                                                               3,065,111
========================================================================

IT CONSULTING & SERVICES-2.26%

Anteon International Corp.(a)                      74,700      1,888,416
------------------------------------------------------------------------
Tier Technologies, Inc.-Class B(a)                200,000      3,564,000
------------------------------------------------------------------------
Titan Corp. (The)(a)                              159,000      2,908,110
========================================================================
                                                               8,360,526
========================================================================

LEISURE PRODUCTS-0.32%

Nautilus Group, Inc. (The)(a)                      38,900      1,190,340
========================================================================

LIFE & HEALTH INSURANCE-1.29%

American Medical Security Group, Inc.(a)          200,000      4,788,000
========================================================================

MANAGED HEALTH CARE-1.35%

Centene Corp.(a)                                   92,300      2,859,454
------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                      74,600      2,120,132
========================================================================
                                                               4,979,586
========================================================================

MOVIES & ENTERTAINMENT-1.11%

Macrovision Corp.(a)                              178,100      2,334,891
------------------------------------------------------------------------
Regal Entertainment Group-Class A(a)               76,600      1,786,312
========================================================================
                                                               4,121,203
========================================================================

MULTI-UTILITIES & UNREGULATED POWER-1.43%

MDU Resources Group, Inc.                         124,100      3,262,589
------------------------------------------------------------------------
Sierra Pacific Resources(a)                       261,200      2,037,360
========================================================================
                                                               5,299,949
========================================================================

OFFICE ELECTRONICS-1.54%

IKON Office Solutions, Inc.                       308,200      2,897,080
------------------------------------------------------------------------
Zebra Technologies Corp.-Class A(a)                58,500      2,820,870
========================================================================
                                                               5,717,950
========================================================================

OIL & GAS DRILLING-1.00%

Pride International, Inc.(a)                      235,400      3,686,364
========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.06%

Key Energy Services, Inc.(a)                      375,000      3,937,500
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.93%

Magnum Hunter Resources, Inc.(a)                  524,400      4,137,516
------------------------------------------------------------------------
Magnum Hunter Resources, Inc.-Wts., expiring
  03/21/05(d)                                      67,880         56,340
------------------------------------------------------------------------
Ultra Petroleum Corp.(a)                          403,800      3,064,842
------------------------------------------------------------------------
XTO Energy, Inc.                                  173,400      3,572,040
========================================================================
                                                              10,830,738
========================================================================

PACKAGED FOODS & MEATS-0.66%

J. M. Smucker Co. (The)                            71,857      2,452,479
========================================================================

PHARMACEUTICALS-1.44%

Axcan Pharma Inc. (Canada)(a)                     175,000      2,614,500
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
PHARMACEUTICALS-(CONTINUED)

ICN Pharmaceuticals, Inc.                         112,500   $  2,723,625
========================================================================
                                                               5,338,125
========================================================================

PROPERTY & CASUALTY INSURANCE-0.82%

W. R. Berkley Corp.                                55,300      3,041,500
========================================================================

PUBLISHING-0.71%

Belo Corp.-Class A                                115,600      2,613,716
========================================================================

RAILROADS-1.61%

GATX Corp.                                        109,400      3,292,940
------------------------------------------------------------------------
Genesee & Wyoming Inc.-Class A(a)                 117,600      2,653,056
========================================================================
                                                               5,945,996
========================================================================

REAL ESTATE INVESTMENT TRUSTS-3.56%

America First Mortgage Investments, Inc.          413,000      4,068,050
------------------------------------------------------------------------
Anworth Mortgage Asset Corp.                      200,000      2,722,000
------------------------------------------------------------------------
CarrAmerica Realty Corp.                           89,600      2,764,160
------------------------------------------------------------------------
FBR Asset Investment Corp.                        108,100      3,605,135
========================================================================
                                                              13,159,345
========================================================================

REINSURANCE-1.68%

IPC Holdings, Ltd. (Bermuda)                      113,700      3,472,398
------------------------------------------------------------------------
PartnerRe Ltd. (Bermuda)                           55,900      2,736,305
========================================================================
                                                               6,208,703
========================================================================

RESTAURANTS-2.00%

AFC Enterprises, Inc.(a)                          119,700      3,740,625
------------------------------------------------------------------------
Sonic Corp.(a)                                    117,150      3,679,682
========================================================================
                                                               7,420,307
========================================================================

SEMICONDUCTOR EQUIPMENT-1.67%

Brooks-PRI Automation, Inc.(a)                     78,700      2,011,572
------------------------------------------------------------------------
Cabot Microelectronics Corp.(a)                    47,400      2,045,784
------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                          63,100      2,140,983
========================================================================
                                                               6,198,339
========================================================================

SEMICONDUCTORS-2.89%

Actel Corp.(a)                                    195,300      4,105,206
------------------------------------------------------------------------
DSP Group, Inc.(a)                                120,200      2,355,920
------------------------------------------------------------------------
Fairchild Semiconductor Corp.-Class A(a)           72,500      1,761,750
------------------------------------------------------------------------
MIPS Technologies, Inc.-Class A(a)                244,700      1,509,799
------------------------------------------------------------------------
MIPS Technologies, Inc.-Class B(a)                175,700        978,649
========================================================================
                                                              10,711,324
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

SPECIALTY CHEMICALS-0.46%

International Flavors & Fragrances Inc.            52,600   $  1,708,974
========================================================================

SPECIALTY STORES-6.71%

Advance Auto Parts, Inc.(a)                        67,200      3,663,072
------------------------------------------------------------------------
Big 5 Sporting Goods Corp.(a)                     285,000      4,072,650
------------------------------------------------------------------------
Copart, Inc.(a)                                   235,600      3,823,788
------------------------------------------------------------------------
CSK Auto Corp.(a)                                 300,000      4,182,000
------------------------------------------------------------------------
Rent-A-Center, Inc.(a)                             61,700      3,579,217
------------------------------------------------------------------------
Sonic Automotive, Inc.(a)                          98,400      2,533,800
------------------------------------------------------------------------
United Rentals, Inc.(a)                           136,900      2,984,420
========================================================================
                                                              24,838,947
========================================================================

SYSTEMS SOFTWARE-0.65%

Borland Software Corp.(a)                         120,600      1,242,180
------------------------------------------------------------------------
Micromuse Inc.(a)                                 263,800      1,173,910
========================================================================
                                                               2,416,090
========================================================================

TELECOMMUNICATIONS EQUIPMENT-1.76%

Inter-Tel, Inc.                                   191,500      3,276,565
------------------------------------------------------------------------
Plantronics, Inc.(a)                              169,500      3,222,195
========================================================================
                                                               6,498,760
========================================================================

TOBACCO-0.49%

Vector Group Ltd.                                 102,500      1,804,000
========================================================================

TRUCKING-2.03%

Dollar Thrifty Automotive Group, Inc.(a)          151,400      3,921,260
------------------------------------------------------------------------
Landstar System, Inc.(a)                           33,700      3,600,845
========================================================================
                                                               7,522,105
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $329,045,338)                          341,100,473
========================================================================

MONEY MARKET FUNDS-8.70%

STIC Liquid Assets Portfolio(e)                16,104,387     16,104,387
------------------------------------------------------------------------
STIC Prime Portfolio(e)                        16,104,387     16,104,387
========================================================================
    Total Money Market Funds (Cost
      $32,208,774)                                            32,208,774
========================================================================
TOTAL INVESTMENTS-100.84% (Cost $361,254,112)                373,309,247
========================================================================
OTHER ASSETS LESS LIABILITIES-(0.84%)                         (3,108,469)
========================================================================
NET ASSETS-100.00%                                          $370,200,778
________________________________________________________________________
========================================================================

Investment Abbreviations:

Wts.  - Warrants

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Restricted securities. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 06/30/02 was $3,768,101, which represented 1.02% of the Fund's net assets.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $361,254,112)                                $373,309,247
-----------------------------------------------------------
Receivables for:
  Investments sold                                8,658,668
-----------------------------------------------------------
  Fund shares sold                                2,442,646
-----------------------------------------------------------
  Dividends                                         604,480
-----------------------------------------------------------
Investment for deferred compensation plan            10,697
-----------------------------------------------------------
Other assets                                         55,420
===========================================================
    Total assets                                385,081,158
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          10,591,971
-----------------------------------------------------------
  Fund shares reacquired                          3,803,157
-----------------------------------------------------------
  Deferred compensation plan                         10,697
-----------------------------------------------------------
Accrued distribution fees                           399,153
-----------------------------------------------------------
Accrued transfer agent fees                          55,437
-----------------------------------------------------------
Accrued operating expenses                           19,965
===========================================================
    Total liabilities                            14,880,380
===========================================================
Net assets applicable to shares outstanding    $370,200,778
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $194,696,648
___________________________________________________________
===========================================================
Class B                                        $127,534,132
___________________________________________________________
===========================================================
Class C                                        $ 47,960,369
___________________________________________________________
===========================================================
Class R                                        $      9,629
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          19,109,948
___________________________________________________________
===========================================================
Class B                                          12,664,714
___________________________________________________________
===========================================================
Class C                                           4,763,292
___________________________________________________________
===========================================================
Class R                                                 945
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.19
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.19 divided by
      94.50%)                                  $      10.78
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      10.07
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      10.07
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      10.19
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $1,110)                                      $  1,461,084
-----------------------------------------------------------
Dividends from affiliated money market funds        243,810
-----------------------------------------------------------
Interest                                                 18
===========================================================
    Total investment income                       1,704,912
===========================================================

EXPENSES:

Advisory fees                                     1,233,679
-----------------------------------------------------------
Administrative services fees                         43,692
-----------------------------------------------------------
Custodian fees                                       21,551
-----------------------------------------------------------
Distribution fees -- Class A                        271,445
-----------------------------------------------------------
Distribution fees -- Class B                        477,660
-----------------------------------------------------------
Distribution fees -- Class C                        198,163
-----------------------------------------------------------
Distribution fees -- Class R                              4
-----------------------------------------------------------
Transfer agent fees                                 363,615
-----------------------------------------------------------
Trustees' fees                                        5,197
-----------------------------------------------------------
Other                                                54,711
===========================================================
    Total expenses                                2,669,717
===========================================================
Less: Fees waived                                    (1,375)
-----------------------------------------------------------
    Expenses paid indirectly                         (4,976)
===========================================================
    Net expenses                                  2,663,366
===========================================================
Net investment income (loss)                       (958,454)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain from:
  Investment securities                           3,496,191
-----------------------------------------------------------
  Foreign currencies                                  5,331
===========================================================
                                                  3,501,522
===========================================================
Change in net unrealized appreciation
  (depreciation) of investment securities       (11,887,316)
===========================================================
Net gain (loss) from investment securities
  and foreign currencies                         (8,385,794)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                    $ (9,344,248)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2002            2001
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $   (958,454)   $ (1,035,323)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                      3,501,522      (6,248,749)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and option contracts                 (11,887,316)     21,874,869
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (9,344,248)     14,590,797
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --         (45,876)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       94,014,566      64,401,893
------------------------------------------------------------------------------------------
  Class B                                                       67,139,466      43,327,916
------------------------------------------------------------------------------------------
  Class C                                                       19,674,445      18,212,944
------------------------------------------------------------------------------------------
  Class R                                                           10,000              --
==========================================================================================
    Net increase in net assets                                 171,494,229     140,487,674
==========================================================================================

NET ASSETS:

  Beginning of period                                          198,706,549      58,218,875
==========================================================================================
  End of period                                               $370,200,778    $198,706,549
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $365,250,395    $184,411,918
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (968,010)         (9,556)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts         (6,136,741)     (9,638,263)
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    option contracts                                            12,055,134      23,942,450
==========================================================================================
                                                              $370,200,778    $198,706,549
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

SMALL CAP EQUITY

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Equity Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Class R shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund's capital loss carryforward of $9,014,563 as of December 31, 2001 expires as follows:

 CAPITAL LOSS
 CARRYFORWARD                                                    EXPIRATION
 ------------                                                    ----------
 $  700,372                                                   December 31, 2008
 ------------------------------------------------------------------------------
  8,314,191                                                   December 31, 2009
 ==============================================================================
 $9,014,563
 ______________________________________________________________________________
 ==============================================================================


E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fun will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended June 30, 2002, AIM waived fees of $1,375.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2002, AIM was paid $43,692 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2002, AFS retained $223,936 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Class R shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2002, the Class A, Class B, Class C and Class R shares paid AIM Distributors $271,445, $477,660, $198,163 and $4, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $146,999 from sales of the Class A shares of the Fund during the six months ended June 30, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2002, AIM Distributors retained $2,577, $84 and $5,856 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended June 30, 2002, the Fund paid legal fees of $1,475 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,981 and reductions in custodian fees of $2,995 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $4,976.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                           2001      2000
                                          -------    -----
Distributions paid from ordinary Income   $45,876    $  --
__________________________________________________________
==========================================================


  As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Capital loss carryforward                       $(9,014,563)
-----------------------------------------------------------
Unrealized appreciation                          23,309,194
===========================================================
                                                $14,294,631
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, and other deferrals.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2002 was $291,710,711 and $128,678,910, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 38,556,079
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (26,565,206)
===========================================================
Net unrealized appreciation of investment
  securities                                   $ 11,990,873
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $361,318,374.


NOTE 8--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2002 and the year ended December 31, 2001 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2002               DECEMBER 31, 2001
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Class A                                                     15,014,472    $159,343,299     9,399,572    $ 88,163,980
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      7,428,315      78,440,342     5,648,744      52,902,323
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      2,932,972      30,934,536     3,099,967      29,048,663
----------------------------------------------------------------------------------------------------------------------
  Class R*                                                           945          10,000            --              --
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --         3,879          37,431
======================================================================================================================
Reacquired:
  Class A                                                     (6,221,127)    (65,328,733)   (2,593,418)    (23,799,518)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,098,063)    (11,300,876)   (1,069,688)     (9,574,407)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,094,047)    (11,260,091)   (1,142,623)    (10,835,719)
======================================================================================================================
                                                              16,963,467    $180,838,477    13,346,433    $125,942,753
______________________________________________________________________________________________________________________
======================================================================================================================

* Class R shares commenced sales on June 3, 2002.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                 CLASS A
                                                              ---------------------------------------------
                                                                                            AUGUST 31, 2000
                                                                                               (DATE
                                                              SIX MONTHS                    OPERATIONS
                                                                ENDED       YEAR ENDED      COMMENCED) TO
                                                              JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                                                2002           2001            2000
                                                              ----------    ------------    ---------------
Net asset value, beginning of period                           $  10.19       $   9.36          $ 10.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.01)         (0.05)(a)        (0.00)(a)
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.01           0.88            (0.64)
===========================================================================================================
    Total from investment operations                                 --           0.83            (0.64)
===========================================================================================================
Less dividends from net investment income                            --           0.00               --
===========================================================================================================
Net asset value, end of period                                 $  10.19       $  10.19          $  9.36
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                                                    0.00%          8.92%           (6.40)%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $194,697       $105,146          $32,805
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets                            1.54%(c)       1.78%            1.78%(d)(e)
===========================================================================================================
Ratio of net investment income (loss) to average net assets       (0.36)%(c)      (0.57)%         (0.12)%(e)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate                                              48%           123%              49%
___________________________________________________________________________________________________________
===========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $156,396,814.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 2.72%.
(e)  Annualized.


                                                                                   CLASS B
                                                              --------------------------------------------------
                                                                                                 AUGUST 31, 2000
                                                                                                    (DATE
                                                              SIX MONTHS                         OPERATIONS
                                                                 ENDED          YEAR ENDED       COMMENCED) TO
                                                               JUNE 30,         DECEMBER 31,     DECEMBER 31,
                                                                 2002              2001             2000
                                                              --------------    -------------    ---------------
Net asset value, beginning of period                             $  10.11          $  9.33           $ 10.00
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.04)           (0.11)(a)         (0.03)(a)
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      0.00             0.89             (0.64)
================================================================================================================
    Total from investment operations                                (0.04)            0.78             (0.67)
================================================================================================================
Net asset value, end of period                                   $  10.07          $ 10.11           $  9.33
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                                     (0.40)%           8.36%            (6.70)%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $127,534          $64,012           $16,385
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets                              2.19%(c)         2.44%             2.49%(d)(e)
================================================================================================================
Ratio of net investment income (loss) to average net assets         (1.01)%(c)       (1.23)%           (0.83)%(e)
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate                                                48%             123%               49%
________________________________________________________________________________________________________________
================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $96,323,642.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 3.43%.
(e)  Annualized.


                                                                                 CLASS C
                                                              ----------------------------------------------
                                                                                            AUGUST 31, 2000
                                                              SIX MONTHS                    (DATE OPERATIONS
                                                               ENDED        YEAR ENDED      COMMENCED) TO
                                                              JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                                                2002          2001             2000
                                                              ----------    ------------    ----------------
Net asset value, beginning of period                           $ 10.10        $  9.34            $10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.04)         (0.11)(a)         (0.03)(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.01           0.87             (0.63)
============================================================================================================
    Total from investment operations                             (0.03)          0.76             (0.66)
============================================================================================================
Net asset value, end of period                                 $ 10.07        $ 10.10            $ 9.34
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                  (0.30)%         8.14%            (6.60)%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $47,960        $29,548            $9,028
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets                           2.19%(c)       2.44%             2.49%(d)(e)
============================================================================================================
Ratio of net investment income (loss) to average net assets      (1.01)%(c)     (1.23)%           (0.83)%(e)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                                             48%           123%               49%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $39,961,006.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 3.43%.
(e)  Annualized.


                                                                 CLASS R
                                                              -------------
                                                              JUNE 3, 2002
                                                              (DATE SALES
                                                              COMMENCED) TO
                                                              JUNE 30,
                                                                2002
                                                              -------------
Net asset value, beginning of period                             $10.58
---------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.00)
---------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.39)
===========================================================================
    Total from investment operations                              (0.39)
===========================================================================
Net asset value, end of period                                   $10.19
___________________________________________________________________________
===========================================================================
Total return(a)                                                   (3.69)%
___________________________________________________________________________
===========================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $   10
___________________________________________________________________________
===========================================================================
Ratio of expenses to average net assets                            1.69%(b)
===========================================================================
Ratio of net investment income (loss) to average net assets       (0.51)%(b)
___________________________________________________________________________
===========================================================================
Portfolio turnover rate                                              48%
___________________________________________________________________________
===========================================================================

(a)  Not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $9,722.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


                                                             MARKET
                                                SHARES        VALUE
DOMESTIC COMMON STOCKS-40.95%

AIRLINES-0.83%

Southwest Airlines Co.                             7,000   $   113,120
======================================================================

AUTO PARTS & EQUIPMENT-0.89%

Johnson Controls, Inc.                             1,500       122,415
======================================================================

BANKS-3.86%

Bank of America Corp.                              7,500       527,700
======================================================================

BROADCASTING & CABLE TV-0.80%

Cox Communications, Inc.-Class A(a)                4,000       110,200
======================================================================

COMPUTER & ELECTRONICS RETAIL-1.46%

Best Buy Co., Inc.(a)                              5,500       199,650
======================================================================

COMPUTER HARDWARE-1.72%

Dell Computer Corp.(a)                             9,000       235,260
======================================================================

CONSTRUCTION & ENGINEERING-1.52%

Jacobs Engineering Group Inc.(a)                   6,000       208,680
======================================================================

DATA PROCESSING SERVICES-1.75%

Concord EFS, Inc.(a)                               4,000       120,560
----------------------------------------------------------------------
First Data Corp.                                   3,200       119,040
======================================================================
                                                               239,600
======================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.15%

H&R Block, Inc.                                    3,400       156,910
======================================================================

DIVERSIFIED FINANCIAL SERVICES-3.04%

Citigroup Inc.                                     3,500       135,625
----------------------------------------------------------------------
Fannie Mae                                         2,400       177,000
----------------------------------------------------------------------
Freddie Mac                                        1,700       104,040
======================================================================
                                                               416,665
======================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.71%

Agilent Technologies, Inc.(a)                      7,100       167,915
----------------------------------------------------------------------
Thermo Electron Corp.(a)                           4,000        66,000
======================================================================
                                                               233,915
======================================================================

GENERAL MERCHANDISE STORES-1.95%

Target Corp.                                       7,000       266,700
======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-2.27%

Laboratory Corp. of America Holdings(a)            6,800       310,420
======================================================================

HEALTH CARE EQUIPMENT-0.78%

Baxter International Inc.                          2,400       106,680
======================================================================

HEALTH CARE FACILITIES-1.74%

HCA Inc.                                           5,000       237,500
======================================================================

                                                             MARKET
                                                SHARES        VALUE


HOMEBUILDING-3.78%

NVR, Inc.(a)                                       1,600   $   516,800
======================================================================

HOTELS, RESORTS & CRUISE LINES-1.44%

Starwood Hotels & Resorts Worldwide, Inc.          6,000       197,340
======================================================================

MANAGED HEALTH CARE-3.04%

Anthem, Inc.(a)                                    4,800       323,904
----------------------------------------------------------------------
UnitedHealth Group Inc.                            1,000        91,550
======================================================================
                                                               415,454
======================================================================

PHARMACEUTICALS-1.15%

Johnson & Johnson                                  3,000       156,780
======================================================================

SEMICONDUCTORS-3.92%

Integrated Circuit Systems, Inc.(a)               12,000       242,280
----------------------------------------------------------------------
Intel Corp.                                        4,800        87,696
----------------------------------------------------------------------
Microchip Technology Inc.(a)                       7,500       205,725
======================================================================
                                                               535,701
======================================================================

SOFT DRINKS-1.06%

PepsiCo, Inc.                                      3,000       144,600
======================================================================

SPECIALTY STORES-1.09%

PETCO Animal Supplies, Inc.(a)                     6,000       149,460
======================================================================
    Total Domestic Common Stocks (Cost
      $5,036,380)                                            5,601,550
======================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-48.34%

BERMUDA-4.16%

Accenture Ltd.-Class A (IT Consulting &
  Services)(a)                                     8,000       152,000
----------------------------------------------------------------------
Everest Re Group, Ltd. (Reinsurance)               4,000       223,800
----------------------------------------------------------------------
Nabors Industries, Ltd. (Oil & Gas
  Drilling)(a)                                     5,500       193,325
======================================================================
                                                               569,125
======================================================================

CANADA-2.48%

Celestica Inc. (Electronic Equipment &
  Instruments)(a)                                  7,000       158,970
----------------------------------------------------------------------
Talisman Energy Inc. (Oil & Gas Exploration &
  Production)                                      4,000       180,020
======================================================================
                                                               338,990
======================================================================

CAYMAN ISLANDS-0.65%

Noble Corp. (Oil & Gas Drilling)(a)                2,300        88,780
======================================================================

GERMANY-9.56%

Altana A.G. (Pharmaceuticals)                      8,000       435,542
----------------------------------------------------------------------


                                                             MARKET
                                                SHARES        VALUE
GERMANY-(CONTINUED)

Puma A.G. Rudolf Dassler Sport (Footwear)         12,000   $   872,115
======================================================================
                                                             1,307,657
======================================================================

HONG KONG-5.94%

Euro-Asia Agricultural (Holdings) Co. Ltd.
  (Agricultural Products)                        400,000       120,513
----------------------------------------------------------------------
Texwinca Holdings Ltd. (Textiles)                350,000       296,156
----------------------------------------------------------------------
Tingyi (Cayman Islands) Holding Corp.
  (Packaged Foods & Meats)                     1,300,000       395,836
======================================================================
                                                               812,505
======================================================================

INDIA-1.43%

Hero Honda Motors Ltd. (Motorcycle
  Manufacturers)                                  31,000       195,669
======================================================================

IRELAND-5.01%

Anglo Irish Bank Corp. PLC (Banks)                62,000       405,497
----------------------------------------------------------------------
Ryanair Holdings PLC (Airlines)(a)                46,000       280,340
======================================================================
                                                               685,837
======================================================================

ITALY-3.52%

Merloni Elettrodomestici S.p.A. (Household
  Appliances)                                     33,700       369,683
----------------------------------------------------------------------
Saeco International Group S.p.A. (Consumer
  Electronics)(a)                                 36,000       111,660
======================================================================
                                                               481,343
======================================================================

MEXICO-3.04%

Wal-Mart de Mexico S.A. de C.V.-Series V
  (General Merchandise Stores)                   180,000       416,331
======================================================================

SOUTH KOREA-5.54%

Kookmin Bank-ADR (Banks)                           6,000       294,900
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE

SOUTH KOREA-(CONTINUED)

Samsung Electronics Co., Ltd. (Electronic
  Equipment & Instruments)                           700   $   191,438
----------------------------------------------------------------------
Shinsegae Co., Ltd. (Department Stores)            1,600       271,322
======================================================================
                                                               757,660
======================================================================

UNITED KINGDOM-7.01%

New Look Group PLC (Apparel Retail)               60,000       214,090
----------------------------------------------------------------------
Smith & Nephew PLC (Health Care Supplies)         30,169       168,171
----------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance
  Brokers)(a)                                     17,500       575,925
======================================================================
                                                               958,186
======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $5,349,215)                            6,612,083
======================================================================

                                               PRINCIPAL
                                                AMOUNT
U.S. TREASURY SECURITIES-2.19%

U.S. TREASURY BILLS-2.19%

1.68%, 09/19/02 (Cost $298,876)(b)             $ 300,000(c)    299,014
======================================================================

                                                SHARES
MONEY MARKET FUNDS-9.91%

STIC Liquid Assets Portfolio(d)                  677,967       677,967
----------------------------------------------------------------------
STIC Prime Portfolio(d)                          677,967       677,967
======================================================================
    Total Money Market Funds (Cost
      $1,355,934)                                            1,355,934
======================================================================
TOTAL INVESTMENTS-101.39% (Cost $12,040,405)                13,868,581
======================================================================
OTHER ASSETS LESS LIABILITIES-(1.39%)                         (189,966)
======================================================================
NET ASSETS-100.00%                                         $13,678,615
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 8.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------
JUNE 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $12,040,405)                                  $13,868,581
-----------------------------------------------------------
Foreign currencies, at value (cost $1,378)            2,073
-----------------------------------------------------------
Receivables for:
  Investments sold                                  231,770
-----------------------------------------------------------
  Fund shares sold                                   95,264
-----------------------------------------------------------
  Dividends                                          18,251
-----------------------------------------------------------
Investment for deferred compensation plan             7,008
-----------------------------------------------------------
Other assets                                         10,705
===========================================================
     Total assets                                14,233,652
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                             331,444
-----------------------------------------------------------
  Fund shares reacquired                             56,589
-----------------------------------------------------------
  Foreign currency contracts closed                      47
-----------------------------------------------------------
  Foreign currency contracts outstanding            113,003
-----------------------------------------------------------
  Deferred compensation plan                          7,008
-----------------------------------------------------------
  Variation margin                                    5,500
-----------------------------------------------------------
Accrued distribution fees                            15,043
-----------------------------------------------------------
Accrued transfer agent fees                           3,777
-----------------------------------------------------------
Accrued operating expenses                           22,626
===========================================================
     Total liabilities                              555,037
===========================================================
Net assets applicable to shares outstanding     $13,678,615
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                         $ 8,173,808
___________________________________________________________
===========================================================
Class B                                         $ 3,708,087
___________________________________________________________
===========================================================
Class C                                         $ 1,796,720
___________________________________________________________
===========================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                             855,422
___________________________________________________________
===========================================================
Class B                                             391,549
___________________________________________________________
===========================================================
Class C                                             189,692
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $      9.56
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $9.56 divided by
       94.50%)                                  $     10.12
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $      9.47
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $      9.47
___________________________________________________________
===========================================================


STATEMENT OF OPERATIONS
---------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $1,619)                                        $  51,356
----------------------------------------------------------
Dividends from affiliated money market funds         8,509
==========================================================
    Total investment income                         59,865
==========================================================

EXPENSES:

Advisory fees                                       57,649
----------------------------------------------------------
Administrative services fees                        24,795
----------------------------------------------------------
Custodian fees                                       6,581
----------------------------------------------------------
Distribution fees -- Class A                        14,762
----------------------------------------------------------
Distribution fees -- Class B                        17,704
----------------------------------------------------------
Distribution fees -- Class C                         7,940
----------------------------------------------------------
Transfer agent fees                                 16,106
----------------------------------------------------------
Trustees' fees                                       4,538
----------------------------------------------------------
Registration and filing fees                        18,074
----------------------------------------------------------
Professional fees                                   16,904
----------------------------------------------------------
Other                                                6,793
==========================================================
    Total expenses                                 191,846
==========================================================
Less: Fees waived                                  (39,134)
----------------------------------------------------------
    Expenses paid indirectly                          (282)
==========================================================
    Net expenses                                   152,430
==========================================================
Net investment income (loss)                       (92,565)
==========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FOREIGN CURRENCY CONTRACTS, FUTURES
  CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           (804,705)
----------------------------------------------------------
  Foreign currencies                                   650
----------------------------------------------------------
  Foreign currency contracts                       (89,773)
----------------------------------------------------------
  Option contracts written                          31,365
==========================================================
                                                  (862,463)
==========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            629,319
----------------------------------------------------------
  Foreign currencies                                (1,584)
----------------------------------------------------------
  Foreign currency contracts                      (103,116)
----------------------------------------------------------
  Futures contracts                                 (9,070)
----------------------------------------------------------
  Option contracts written                         (17,779)
==========================================================
                                                   497,770
==========================================================
Net gain (loss) from investment securities,
  foreign currencies, foreign currency
  contracts, futures contracts and option
  contracts                                       (364,693)
==========================================================
Net increase (decrease) in net assets
  resulting from operations                      $(457,258)
__________________________________________________________
==========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2002            2001
                                                              -----------    ------------
OPERATIONS:

  Net investment income (loss)                                $   (92,565)   $   (55,616)
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, foreign currency contracts, futures
    contracts and option contracts                               (862,463)    (1,164,114)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies, foreign currency
    contracts, futures contracts and option contracts             497,770      1,208,106
=========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  (457,258)       (11,624)
=========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                              --           (673)
-----------------------------------------------------------------------------------------
  Class B                                                              --           (285)
-----------------------------------------------------------------------------------------
  Class C                                                              --            (94)
-----------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        (297,287)     7,688,252
-----------------------------------------------------------------------------------------
  Class B                                                         241,878      3,565,526
-----------------------------------------------------------------------------------------
  Class C                                                         540,448      1,299,946
=========================================================================================
    Net increase in net assets                                     27,781     12,541,048
=========================================================================================

NET ASSETS:

  Beginning of period                                          13,650,834      1,109,786
=========================================================================================
  End of period                                               $13,678,615    $13,650,834
_________________________________________________________________________________________
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $14,095,423    $13,610,384
-----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (95,516)        (2,951)
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, foreign currency
    contracts, futures contracts and option contracts          (2,027,168)    (1,164,705)
-----------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, foreign currency contracts, futures
    contracts and option contracts                              1,705,876      1,208,106
=========================================================================================
                                                              $13,678,615    $13,650,834
_________________________________________________________________________________________
=========================================================================================

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Worldwide Spectrum Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund has a capital loss carryforward of $1,171,360 as of December 31, 2001, which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2009.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

       Outstanding foreign currency contracts at June 30, 2002 were as follows:

                                             CONTRACT TO                         UNREALIZED
         SETTLEMENT                    ------------------------                 APPRECIATION
            DATE             CURRENCY    DELIVER      RECEIVE       VALUE      (DEPRECIATION)
         ----------          --------  -----------   ----------   ----------   --------------
      07/12/02                 KRW     597,000,000   $  461,795   $  495,653     $ (33,858)
      ---------------------------------------------------------------------------------------
      07/12/02                 MXN       3,100,000      336,718      310,703        26,015
      ---------------------------------------------------------------------------------------
      07/23/02                 HKD       3,840,000      492,352      492,308            44
      ---------------------------------------------------------------------------------------
      08/30/02                 CAD         367,000      238,901      241,592        (2,691)
      ---------------------------------------------------------------------------------------
      08/30/02                 EUR       1,495,000    1,387,845    1,477,224       (89,379)
      ---------------------------------------------------------------------------------------
      08/30/02                 GBP         180,000      261,445      274,579       (13,134)
      =======================================================================================
                                                     $3,179,056   $3,292,059     $(113,003)
      _______________________________________________________________________________________
      =======================================================================================



G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

I. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $1 billion. AIM has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A shares to 2.00%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended June 30, 2002, AIM waived fees of $39,134.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2002, AIM was paid $24,795 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2002, AFS retained $9,305 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2002, the Class A, Class B and Class C shares paid AIM Distributors $14,762, $17,704 and $7,940, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $4,020 from sales of the Class A shares of the Fund during the six months ended June 30, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2002, AIM Distributors retained $291 and $32 in contingent deferred sales charges imposed on redemptions of Class B and Class C shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended June 30, 2002, the Fund paid legal fees of $1,298 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $91 and reductions in custodian fees of $191 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $282.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                            2001     2000
                                           ------    -----
Distributions paid from ordinary income    $1,052    $  --
__________________________________________________________
==========================================================


  As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                   $     2,838
-----------------------------------------------------------
Capital loss carryforward                        (1,171,360)
-----------------------------------------------------------
Unrealized appreciation                           1,208,972
===========================================================
                                                $    40,450
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain forward foreign currency contracts and other deferrals.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2002 was $7,628,301 and $7,494,317, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                          $2,314,431
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (489,486)
===========================================================
Net unrealized appreciation of investment
  securities                                     $1,824,945
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $12,043,636.


NOTE 8--FUTURES CONTRACTS

On June 30, 2002, $185,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of June 30, 2002 were as follows:

                                                     UNREALIZED
             NO. OF       MONTH/        MARKET      APPRECIATION
 CONTRACT   CONTRACTS   COMMITMENT      VALUE      (DEPRECIATION)
 --------   ---------   -----------   ----------   --------------
Nasdaq 100
  Index        10       Sept-02/Buy   $1,054,000      $(9,070)
_________________________________________________________________
=================================================================


NOTE 9--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2002 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ---------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
                                    ---------    --------
Beginning of period                     40       $ 19,879
---------------------------------------------------------
Written                                 25         11,675
---------------------------------------------------------
Closed                                  (7)        (3,479)
---------------------------------------------------------
Expired                                (58)       (28,075)
=========================================================
End of period                           --       $     --
_________________________________________________________
=========================================================

NOTE 10--SHARE INFORMATION


Changes in shares outstanding during the six months ended June 30, 2002 and the year ended December 31, 2001 were as follows:

                                                                 SIX MONTHS ENDED               YEAR ENDED
                                                                   JUNE 30, 2002             DECEMBER 31, 2001
                                                              -----------------------    -------------------------
                                                               SHARES       AMOUNT         SHARES        AMOUNT
                                                              --------    -----------    ----------    -----------
Sold:
  Class A                                                      275,060    $ 2,704,066       872,405    $ 8,569,590
------------------------------------------------------------------------------------------------------------------
  Class B                                                      150,818      1,476,945       389,269      3,753,828
------------------------------------------------------------------------------------------------------------------
  Class C                                                       72,081        699,925       183,610      1,766,611
==================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                           --             --            70            670
------------------------------------------------------------------------------------------------------------------
  Class B                                                           --             --            29            277
------------------------------------------------------------------------------------------------------------------
  Class C                                                           --             --             9             90
==================================================================================================================
Reacquired:
  Class A                                                     (305,740)    (3,001,353)      (97,318)      (882,008)
------------------------------------------------------------------------------------------------------------------
  Class B                                                     (128,280)    (1,235,067)      (20,288)      (188,579)
------------------------------------------------------------------------------------------------------------------
  Class C                                                      (16,417)      (159,477)      (49,592)      (466,755)
==================================================================================================================
                                                                47,522    $   485,039     1,278,194    $12,553,724
__________________________________________________________________________________________________________________
==================================================================================================================


NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                   CLASS A
                                                              --------------------------------------------------
                                                                                               DECEMBER 29, 2000
                                                              SIX MONTHS                        (DATE OPERATIONS
                                                                ENDED           YEAR ENDED       COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,       DECEMBER 31,
                                                                 2002              2001               2000
                                                              ----------       ------------    -----------------
Net asset value, beginning of period                            $ 9.85            $10.00            $10.00
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.05)(a)         (0.05)(a)            --
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.24)            (0.10)               --
================================================================================================================
    Total from investment operations                             (0.29)            (0.15)               --
================================================================================================================
Less distributions from net investment income                       --             (0.00)               --
================================================================================================================
Net asset value, end of period                                  $ 9.56            $ 9.85            $10.00
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                                  (2.94)%           (1.49)%              --
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $8,174            $8,725            $1,110
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.00%(c)          1.91%             1.80%(d)
----------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.58%(c)          4.44%            76.90%(d)
================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.12)%(c)        (0.52)%            3.91%(d)
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate                                             59%              168%               --
________________________________________________________________________________________________________________
================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $8,505,607.
(d)  Annualized.


                                                                         CLASS B*
                                                                --------------------------
                                                                SIX MONTHS
                                                                  ENDED        YEAR ENDED
                                                                 JUNE 30,     DECEMBER 31,
                                                                   2002           2001
                                                                ----------    ------------
Net asset value, beginning of period                              $ 9.79         $10.00
------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.09)(a)      (0.11)(a)
------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (0.23)         (0.10)
==========================================================================================
    Total from investment operations                               (0.32)         (0.21)
==========================================================================================
Less distributions from net investment income                         --          (0.00)
==========================================================================================
Net asset value, end of period                                    $ 9.47         $ 9.79
__________________________________________________________________________________________
==========================================================================================
Total return(b)                                                    (3.27)%        (2.09)%
__________________________________________________________________________________________
==========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $3,708         $3,613
__________________________________________________________________________________________
==========================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  2.65%(c)       2.57%(d)
------------------------------------------------------------------------------------------
  Without fee waivers                                               3.23%(c)       5.10%(d)
==========================================================================================
Ratio of net investment income (loss) to average net assets        (1.77)%(c)     (1.18)%(d)
__________________________________________________________________________________________
==========================================================================================
Portfolio turnover rate                                               59%           168%
__________________________________________________________________________________________
==========================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $3,570,119.
(d)  Annualized.
* Operations commenced December 29, 2000.


                                                                         CLASS C*
                                                                --------------------------
                                                                SIX MONTHS
                                                                  ENDED        YEAR ENDED
                                                                 JUNE 30,     DECEMBER 31,
                                                                   2002           2001
                                                                ----------    ------------
Net asset value, beginning of period                              $ 9.79         $10.00
------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.09)(a)      (0.11)(a)
------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (0.23)         (0.10)
==========================================================================================
    Total from investment operations                               (0.32)         (0.21)
==========================================================================================
Less distributions from net investment income                         --          (0.00)
==========================================================================================
Net asset value, end of period                                    $ 9.47         $ 9.79
__________________________________________________________________________________________
==========================================================================================
Total return(b)                                                    (3.27)%        (2.09)%
__________________________________________________________________________________________
==========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $1,797         $1,312
__________________________________________________________________________________________
==========================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  2.65%(c)       2.57%(d)
------------------------------------------------------------------------------------------
  Without fee waivers                                               3.23%(c)       5.10%(d)
==========================================================================================
Ratio of net investment income (loss) to average net assets        (1.77)%(c)     (1.18)%(d)
__________________________________________________________________________________________
==========================================================================================
Portfolio turnover rate                                               59%           168%
__________________________________________________________________________________________
==========================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,601,069.
(d)  Annualized.
* Operations commenced December 29, 2000.